UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Low Duration Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Parametric Structured Absolute Return Fund

Eaton Vance Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed International Equity Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Eaton Vance

Diversified Currency Income Fund

July 31, 2012 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $58,215,438 and the Fund owned 22.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 34.8%

Security	Principal Amount		Value
Australia — 0.1%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$168,186
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	163,931

Total Australia			$332,117

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,430,229	$436,388
Republic of Srpska, 1.50%, 10/30/23	BAM	1,362,652	396,524
Republic of Srpska, 1.50%, 12/15/23	BAM	474,691	138,670
Republic of Srpska, 1.50%, 5/31/25	BAM	3,705,125	965,004

Total Bosnia and Herzegovina			$1,936,586

Brazil — 2.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,226,836	$5,913,253

Total Brazil			$5,913,253

Canada — 1.3%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$136,867
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,038,153
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	745,409
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	537,318

Total Canada			$3,457,747

Chile — 2.4%
Government of Chile, 2.10%, 9/1/15(1)	CLP	1,219,274,640	$2,488,422
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	86,077
Government of Chile, 6.00%, 3/1/18	CLP	1,670,000,000	3,610,784

Total Chile			$6,185,283

Colombia — 3.5%
Titulos De Tesoreria B, 6.00%, 4/17/13	COP	6,500,000,000	$3,651,487
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,361,693

Total Colombia			$9,013,180

Costa Rica — 0.5%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	479,156,074	$751,456
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	265,619,128	501,473

Total Costa Rica			$1,252,929

Denmark — 0.9%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$40,462
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	199,395
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	1,927,139
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	213,599

Total Denmark			$2,380,595

Dominican Republic — 3.0%
Dominican Republic, 11.70%, 6/6/14(3)	DOP	215,000,000	$5,466,617
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	25,000,000	641,845

1

Security	Principal Amount		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(4)	DOP	58,300,000	$1,574,168

Total Dominican Republic			$7,682,630

Georgia — 3.0%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	5,880,000	$3,580,396
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	810,000	503,654
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	249,206
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490,000	321,016
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	343,669
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	316,318
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,222,000	2,124,794
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	338,660

Total Georgia			$7,777,713

Ghana — 0.6%
Ghana Government Bond, 26.00%, 6/5/17	GHS	2,600,000	$1,457,825

Total Ghana			$1,457,825

Mexico — 2.4%
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	$3,326,607
Mexican Cetes, 9.00%, 12/20/12	MXN	36,540,000	2,796,321

Total Mexico			$6,122,928

Peru — 3.3%
Republic of Peru, 9.91%, 5/5/15	PEN	16,241,000	$7,164,965
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174,000	1,400,259

Total Peru			$8,565,224

Philippines — 1.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000,000	$2,744,259

Total Philippines			$2,744,259

Serbia — 1.6%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,216,507
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	3,020,058

Total Serbia			$4,236,565

Sweden — 0.4%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$916,093
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	63,896

Total Sweden			$979,989

Turkey — 3.2%
Turkey Government Bond, 0.00%, 8/8/12	TRY	1,503,000	$837,714
Turkey Government Bond, 0.00%, 11/7/12	TRY	13,747,000	7,506,259

Total Turkey			$8,343,973

United Kingdom — 0.6%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$460,592
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	566,292
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	460,381

Total United Kingdom			$1,487,265

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,014,348
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,523,935	158,367
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	6,853,780	369,719

Total Uruguay			$2,542,434

2

Security	Principal Amount		Value
Vietnam — 2.9%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000,000	$2,624,451
Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000,000	2,246,669
Vietnam Government Bond, 11.40%, 4/19/13	VND	45,359,500,000	2,199,931
Vietnam Government Bond, 11.59%, 2/20/14	VND	8,696,500,000	431,927

Total Vietnam			$7,502,978

Total Foreign Government Bonds (identified cost $89,951,494)			$89,915,473

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$379,905	$404,055
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		935,844	1,055,212

Total Collateralized Mortgage Obligations (identified cost $1,367,187)			$1,459,267

Mortgage Pass-Throughs — 4.6%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.39%, with maturity at 2035(6)		$1,432,531	$1,499,703
4.169%, with maturity at 2035(6)		1,382,637	1,509,018
6.50%, with various maturities to 2036		2,817,429	3,301,158
7.00%, with maturity at 2033		988,333	1,144,493
7.50%, with maturity at 2035		546,858	671,447
8.50%, with maturity at 2032		488,056	622,175

			$8,747,994

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,355,295	$1,635,827
8.00%, with maturity at 2016		402,979	429,823
9.00%, with various maturities to 2024		939,466	1,117,150

			$3,182,800

Total Mortgage Pass-Throughs (identified cost $11,028,428)			$11,930,794

Precious Metals — 6.3%

Description	Troy Ounces		Value
Gold(7)		6,349	$10,245,345
Platinum(7)		4,250	6,017,365

Total Precious Metals (identified cost $17,123,704)			$16,262,710

Short-Term Investments — 54.4%

3

Foreign Government Securities — 33.7%

Security	Principal Amount (000’s omitted)		Value
Croatia — 1.7%
Republic of Croatia Ministry of Finance, 0.00%, 5/9/13	HRK	28,000	$4,471,776

Total Croatia			$4,471,776

Georgia — 1.4%
Bank of Georgia Promissory Note, 4.00%, 9/20/12(3)	AZN	866	$1,108,392
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	285	171,534
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	3,000	1,765,077
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	980	569,615

Total Georgia			$3,614,618

Hong Kong — 2.0%
Hong Kong Treasury Bill, 0.00%, 8/8/12	HKD	40,000	$5,158,010

Total Hong Kong			$5,158,010

Malaysia — 6.7%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	18,621	$5,949,699
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	6,202	1,974,969
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	4,566	1,452,308
Bank Negara Monetary Note, 0.00%, 10/9/12	MYR	17,432	5,539,148
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	7,951	2,524,604

Total Malaysia			$17,440,728

Mauritius — 0.7%
Mauritius Treasury Bill, 0.00%, 1/24/13	MUR	54,700	$1,739,194

Total Mauritius			$1,739,194

Mexico — 1.1%
Mexico Cetes, 0.00%, 9/20/12	MXN	38,206	$2,855,344

Total Mexico			$2,855,344

Nigeria — 2.8%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	98,200	$566,639
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	168,070	964,201
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	145,800	824,178
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	97,400	550,458
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	377,600	2,127,442
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	52,900	295,460
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	45,800	254,329
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	285,000	1,572,584

Total Nigeria			$7,155,291

Philippines — 1.5%
Philippines Treasury Bill, 0.00%, 8/8/12	PHP	164,660	$3,942,773

Total Philippines			$3,942,773

Serbia — 1.5%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	310,500	$3,048,265
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	79,350	758,418

Total Serbia			$3,806,683

South Korea — 4.1%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	7,648,730	$6,761,924
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	4,417,260	3,896,841

Total South Korea			$10,658,765

Sri Lanka — 4.5%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	$130,115
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	806,630	6,054,558

4

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	$60,428
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	45,600	337,092
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	244,000	1,776,875
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	18,260	130,159
Sri Lanka Treasury Bill, 0.00%, 6/7/13	LKR	465,550	3,181,241

Total Sri Lanka			$11,670,468

Thailand — 3.0%
Bank of Thailand, 0.00%, 8/3/12	THB	109,220	$3,470,749
Bank of Thailand, 0.00%, 11/15/12	THB	134,029	4,226,979

Total Thailand			$7,697,728

Uruguay — 2.7%
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	4,630	$216,492
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,464,472
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	471,102
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	52,100	2,321,149
Monetary Regulation Bill, 0.00%, 4/26/13(1)	UYU	33,006	1,520,777

Total Uruguay			$6,993,992

Total Foreign Government Securities (identified cost $89,454,495)			$87,205,370

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/15/12		$2,000	$1,999,352

Total U.S. Treasury Obligations (identified cost $1,999,228)			$1,999,352

Other — 19.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(8)		$51,356	$51,356,004

Total Other (identified cost $51,356,004)			$51,356,004

Total Short-Term Investments (identified cost $142,809,727)			$140,560,726

Total Investments — 100.7% (identified cost $262,280,540)			$260,128,970

Other Assets, Less Liabilities — (0.7)%			$(1,769,285)

Net Assets — 100.0%			$258,359,685

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

5

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

DOP	-	Dominican Peso

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

HRK	-	Croatian Kuna

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $3,457,747 or 1.3% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(7)	Non-income producing.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $28,268.

6

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $16,716,181 or 6.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/8/12	Philippine Peso 53,800,000	United States Dollar 1,284,930	Standard Chartered Bank	$(3,735)
8/20/12	Euro 204,517	United States Dollar 251,760	State Street Bank and Trust Co.	72
8/20/12	Euro 17,610,742	United States Dollar 21,600,808	State Street Bank and Trust Co.	(71,766)
9/5/12	Brazilian Real 12,378,000	United States Dollar 6,000,000	Bank of Nova Scotia	(4,381)
12/17/12	Canadian Dollar 1,300,000	United States Dollar 1,290,943	Citibank NA	(1,317)

				$(81,127)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/12	Ugandan Shilling 408,500,000	United States Dollar 164,618	Standard Bank	$(215)
8/7/12	Ugandan Shilling 769,765,650	United States Dollar 259,705	Standard Chartered Bank	50,092
8/8/12	Philippine Peso 224,846,000	United States Dollar 5,346,475	JPMorgan Chase Bank	39,234
8/13/12	Polish Zloty 12,636,204	Euro 2,989,827	Deutsche Bank	98,208
8/13/12	Polish Zloty 12,636,204	Euro 2,990,464	JPMorgan Chase Bank	97,424
8/16/12	Moroccan Dirham 13,584,422	Euro 1,199,243	Standard Chartered Bank	40,002
8/27/12	Norwegian Krone 52,604,281	Euro 6,992,106	Citibank NA	113,872
9/14/12	Indian Rupee 272,100,000	United States Dollar 4,762,447	JPMorgan Chase Bank	81,761
9/17/12	Singapore Dollar 12,290,244	United States Dollar 9,708,701	Standard Chartered Bank	167,883
9/17/12	Yuan Renminbi 68,635,000	United States Dollar 10,818,031	Nomura International PLC	7,312
9/20/12	Ugandan Shilling 1,644,000,000	United States Dollar 651,864	Barclays Bank PLC	(1,315)
9/24/12	Ugandan Shilling 583,800,000	United States Dollar 231,391	Standard Chartered Bank	(736)
9/25/12	Swedish Krona 22,709,000	Euro 2,680,635	Barclays Bank PLC	31,482

7

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/25/12	Swedish Krona 14,100,000	Euro 1,662,381	Citibank NA	$22,038
9/25/12	Swedish Krona 22,708,923	Euro 2,680,515	Deutsche Bank	31,619
9/27/12	Ugandan Shilling 712,000,000	United States Dollar 280,425	Barclays Bank PLC	552
9/27/12	Ugandan Shilling 773,000,000	United States Dollar 305,051	Citibank NA	(1)
9/28/12	Ugandan Shilling 1,096,000,000	United States Dollar 432,347	Barclays Bank PLC	1
9/28/12	Ugandan Shilling 856,000,000	United States Dollar 338,340	Citibank NA	(667)
9/28/12	Ugandan Shilling 611,000,000	United States Dollar 241,789	Standard Chartered Bank	(763)
10/18/12	Ugandan Shilling 1,588,000,000	United States Dollar 621,526	JPMorgan Chase Bank	(2,218)
10/18/12	Ugandan Shilling 1,888,000,000	United States Dollar 740,973	Standard Chartered Bank	(4,667)
10/25/12	Ugandan Shilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	33,269
10/29/12	Ugandan Shilling 627,024,000	United States Dollar 201,001	Citibank NA	41,892
10/29/12	Ugandan Shilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	44,477
10/31/12	Ugandan Shilling 476,329,900	United States Dollar 154,052	Standard Bank	30,241
12/10/12	Indonesian Rupiah 38,304,000,000	United States Dollar 3,988,338	JPMorgan Chase Bank	10,613
12/17/12	Canadian Dollar 3,650,795	United States Dollar 3,553,085	Australia and New Zealand Banking Group Limited	75,972
6/14/13	Canadian Dollar 1,430,000	United States Dollar 1,386,901	Barclays Bank PLC	28,029

				$1,035,391

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	45 U.S. 5-Year Treasury Note	Short	$(5,585,273)	$(5,615,156)	$(29,883)
9/12	14 U.S. 10-Year Treasury Note	Short	(1,871,631)	(1,885,188)	(13,557)
9/12	7 U.S. 30-Year Treasury Bond	Short	(1,043,711)	(1,057,218)	(13,507)

					$(56,947)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Appreciation
Citibank NA	Bank of America	$420	1.00	%(1)	9/20/20	$44,484	$(21,626)	$22,858
Citibank NA	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	44,484	(22,890)	21,594

						$88,968	$(44,516)	$44,452

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

8

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures contracts and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$88,968	$—

		$88,968	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,046,045	$(91,781)

		$1,046,045	$(91,781)

Interest Rate	Futures Contracts*	$—	$(56,947)

		$—	$(56,947)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$263,235,135

Gross unrealized appreciation	$4,064,254
Gross unrealized depreciation	(7,170,419)

Net unrealized depreciation	$(3,106,165)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

9

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$89,915,473	$—	$89,915,473
Collateralized Mortgage Obligations	—	1,459,267	—	1,459,267
Mortgage Pass-Throughs	—	11,930,794	—	11,930,794
Precious Metals	16,262,710	—	—	16,262,710
Short-Term Investments -
Foreign Government Securities	—	87,205,370	—	87,205,370
U.S. Treasury Obligations	—	1,999,352	—	1,999,352
Other	—	51,356,004	—	51,356,004
Total Investments	$16,262,710	$243,866,260	$—	$260,128,970
Forward Foreign Currency Exchange Contracts	$—	$1,046,045	$—	$1,046,045
Swap Contracts	—	88,968	—	88,968
Total	$16,262,710	$245,001,273	$—	$261,263,983

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(91,781)	$—	$(91,781)
Futures Contracts	(56,947)	—	—	(56,947)
Total	$(56,947)	$(91,781)	$—	$(148,728)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2012 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $585,061,252 and the Fund owned 77.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 78.5%

Security	Principal Amount		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,111,535

Total Albania			$4,111,535

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,044,357

Total Bermuda			$1,044,357

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 6/30/23	BAM	128,652	$39,254
Republic of Srpska, 1.50%, 10/30/23	BAM	148,820	43,306
Republic of Srpska, 1.50%, 5/31/25	BAM	3,470,423	903,875

Total Bosnia and Herzegovina			$986,435

Brazil — 5.7%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,485,781
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	3,252,433	1,713,079
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	11,771,708
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	10,785,974
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,119,376
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	394,081
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,032,586

Total Brazil			$43,302,585

Chile — 0.4%
Government of Chile, 2.10%, 9/1/15(2)	CLP	90,316,616	$184,327
Government of Chile, 3.00%, 1/1/15(2)	CLP	654,795,640	1,370,368
Government of Chile, 6.00%, 3/1/18	CLP	300,000,000	648,644
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,013,714

Total Chile			$3,217,053

Colombia — 4.3%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,583,683
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	7,047,562
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,819,434
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	1,486,524
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,844,122

Total Colombia			$32,781,325

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29(3)	USD	704,900	$562,158

Total Congo			$562,158

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	56,046,647	$87,898
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,296,503	11,887

Total Costa Rica			$99,785

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,110,000	$1,138,689
Republic of Cyprus, 4.625%, 2/3/20	EUR	600,000	413,266

Total Cyprus			$1,551,955

1

Security	Principal Amount		Value
Dominican Republic — 0.7%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$1,053,921
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	107,000,000	2,747,096
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	67,800,000	1,830,680

Total Dominican Republic			$5,631,697

Georgia — 0.4%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994,000	$1,214,168
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	528,525
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	230,515
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	403,000	264,020
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	343,669
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	312,125

Total Georgia			$2,893,022

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150,000	$5,760,587

Total Germany			$5,760,587

Greece — 0.0%(4)
Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	70,900	$313

Total Greece			$313

Hungary — 5.8%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,067,097
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,528,000
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	760,125
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,432,886
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,421,932
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,647,688
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,789,257
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,853,181
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,498,505
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	2,949,935
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,027,807
National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	733,764
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,517,106
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	415,487
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	1,888,094

Total Hungary			$43,530,864

Indonesia — 9.6%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000,000	$3,588,548
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000,000	8,533,094
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000,000	587,721
Indonesia Government Bond, 8.25%, 6/15/32	IDR	14,576,000,000	1,848,372
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000,000	1,795,087
Indonesia Government Bond, 9.00%, 9/15/13	IDR	26,300,000,000	2,896,090
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000,000	1,623,978
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000,000	3,941,116
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000,000	4,766,360
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000,000	16,731,384
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000,000	813,281
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000,000	1,294,093
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000,000	3,117,127

2

Security	Principal Amount		Value
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000,000	$1,225,445
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000,000	3,242,564
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000,000	4,672,051
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000,000	1,681,352
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000,000	2,069,647
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000,000	2,484,106
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000,000	1,956,318
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000,000	3,572,111

Total Indonesia			$72,439,845

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	310,000	$359,492

Total Macedonia			$359,492

Malaysia — 4.4%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125,000	$1,303,341
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076,000	7,825,681
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003,000	2,300,291
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786,000	3,578,050
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063,000	8,835,153
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775,000	5,297,088
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750,000	1,280,696
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047,000	1,410,655
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480,000	1,224,515

Total Malaysia			$33,055,470

Mexico — 4.6%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,713,134
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,697,988
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	811,781
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	4,870,432
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,889,660
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	612,968
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,731,346
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,440,162
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,923,646
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,788,790
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	6,154,506

Total Mexico			$34,634,413

New Zealand — 1.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570,000	$1,410,677
New Zealand Government Bond, 5.50%, 4/15/23	NZD	630,000	599,900
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570,000	1,463,865
New Zealand Government Bond, 6.00%, 5/15/21	NZD	5,753,000	5,592,206

Total New Zealand			$9,066,648

Peru — 2.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,078,094
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,229,765
Republic of Peru, 6.90%, 8/12/37(3)	PEN	4,730,000	2,154,365
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	903,046
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	821,647
Republic of Peru, 7.84%, 8/12/20(3)	PEN	15,334,000	7,070,224
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,873,975
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,427,452
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	776,451

Total Peru			$19,335,019

3

Security	Principal Amount		Value
Philippines — 1.0%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000,000	$3,598,603
Republic of the Philippines, 6.25%, 1/14/36	PHP	150,000,000	4,091,542

Total Philippines			$7,690,145

Poland — 0.5%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,110,969
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,730,743
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	919,832

Total Poland			$3,761,544

Romania — 0.3%
Romania Government Bond, 6.75%, 2/7/22(1)	USD	1,790,000	$1,899,637

Total Romania			$1,899,637

Russia — 7.8%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$20,988,269
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	250,000,000	8,328,679
Russia Government Bond, 7.00%, 6/3/15	RUB	240,063,000	7,431,426
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	14,087,534
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,113,495
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,212,181
Russia Government Bond, 7.60%, 4/14/21	RUB	88,535,000	2,715,980

Total Russia			$58,877,564

Serbia — 3.6%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,405,885
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,155,167
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,021,173
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,262,151
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,102,411
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000,000	1,775,123
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400,000	5,854,473
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	658,584
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	201,349
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,034,729

Total Serbia			$27,471,045

South Africa — 6.0%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	$6,310,833
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,557,457
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,181,791
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	4,083,871
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,308,374
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,584,678
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	3,926,472
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,685,951
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	11,996,802

Total South Africa			$45,636,229

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140,000	$1,156,288
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	992,750
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	390,000	407,550
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	44,271,000	332,561
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	170,340,000	1,269,896

Total Sri Lanka			$4,159,045

4

Security	Principal Amount		Value
Thailand — 3.6%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,809,312
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,060,913
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,476,488
Kingdom of Thailand, 4.25%, 3/13/13	THB	124,861,000	3,997,080
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,143,094
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,073,513
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,077,216
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,691,832

Total Thailand			$27,329,448

Turkey — 12.2%
Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,586,250
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	13,153,434
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,911,464	6,559,584
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,743,391
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,943,756
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255,000	7,721,037
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090,000	1,282,866
Turkey Government Bond, 10.00%, 1/9/13	TRY	6,225,000	3,507,274
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,558,934
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	13,982,840
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,851,724
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,541,122
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,009,066
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	804,736

Total Turkey			$92,246,014

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$337,138
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	251,261
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	1,936,949	87,047
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	17,888,366	964,967

Total Uruguay			$1,640,413

Venezuela — 1.1%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	6,137,000	$4,124,064
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	1,368,100	1,077,379
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	3,537,000	3,267,303

Total Venezuela			$8,468,746

Total Foreign Government Bonds (identified cost $610,372,334)			$593,544,388

Common Stocks — 0.3%

Security	Shares		Value
Germany — 0.2%
Deutsche EuroShop AG		13,001	$476,739
Deutsche Wohnen AG		31,034	516,902
GSW Immobilien AG		14,089	518,211

Total Germany			$1,511,852

5

Security	Shares	Value
Luxembourg — 0.1%
GAGFAH SA(7)	52,927	$542,015

Total Luxembourg		$542,015

Total Common Stocks (identified cost $1,885,752)		$2,053,867

Precious Metals — 0.9%

Description	Troy Ounces	Value
Platinum(7)	4,784	$6,772,854

Total Precious Metals (identified cost $8,395,923)		$6,772,854

Currency Call Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	$ 13,252
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	14,550
Indian Rupee	Barclays Bank PLC	INR	204,774	INR	52.00	5/6/13	14,529
Indian Rupee	Citibank NA	INR	187,000	INR	55.00	7/1/13	53,096
Indian Rupee	Citibank NA	INR	154,000	INR	55.00	7/1/13	43,726
Indian Rupee	Deutsche Bank	INR	161,200	INR	51.00	5/8/13	6,959
Indian Rupee	Goldman Sachs International	INR	187,000	INR	51.00	5/8/13	8,073
Indian Rupee	HSBC Bank USA	INR	190,800	INR	53.00	7/3/13	26,334
Indian Rupee	JPMorgan Chase Bank	INR	159,000	INR	53.00	7/3/13	21,945
Indian Rupee	Standard Chartered Bank	INR	165,900	INR	52.00	5/6/13	11,771
Indian Rupee	Standard Chartered Bank	INR	106,000	INR	53.00	7/3/13	14,630

Total Currency Call Options Purchased (identified cost $411,517)							$ 228,865

Currency Put Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	1,120	AUD	1.00	8/8/12	$118
Australian Dollar	Citibank NA	AUD	1,120	AUD	1.00	8/8/12	118
Australian Dollar	Deutsche Bank	AUD	3,540	AUD	1.00	8/8/12	372
Australian Dollar	Goldman Sachs International	AUD	4,950	AUD	1.00	8/8/12	520
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	21,665	CNH	6.50	5/20/13	22,531
Yuan Offshore Renminbi	Citibank NA	CNH	20,488	CNH	6.50	5/20/13	21,307
Yuan Offshore Renminbi	HSBC Bank USA	CNH	23,153	CNH	6.50	5/20/13	24,078
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	19,403	CNH	6.50	5/20/13	20,178

Total Currency Put Options Purchased (identified cost $358,048)							$89,222

6

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
KOSPI 200 Index	Credit Suisse International	KRW	14,300	KRW	200	10/11/12	$4,894
KOSPI 200 Index	Deutsche Bank	KRW	14,350	KRW	200	10/11/12	4,910

Total Put Options Purchased (identified cost $330,001)							$9,804

Short-Term Investments — 18.6%

Foreign Government Securities — 7.2%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.5%
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	$462,932
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	210,588
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	513,276
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	495,368
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	271,965
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	217,394
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	468,651
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	556,526
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	466,777
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	385,296

Total Croatia			$4,048,773

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	253	$152,274
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	326,413

Total Georgia			$478,687

Nigeria — 2.8%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	143,000	$825,147
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	4,705,833
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,163,500	12,229,831
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	175,600	992,406
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	87,800	494,675
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	139,000	780,880
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	82,600	458,680
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	706,284

Total Nigeria			$21,193,736

Serbia — 1.8%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350	$258,685
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300	5,924,295
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470	99,497
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	1,101,627
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	183,320
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	5,802,882

Total Serbia			$13,370,306

7

Security	Principal Amount (000’s omitted)		Value
South Korea — 0.5%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	1,476,100	$1,304,963
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	531,350	468,749
Korea Monetary Stabilization Bond, 0.00%, 9/18/12	KRW	655,720	577,874
Korea Monetary Stabilization Bond, 0.00%, 10/2/12	KRW	990,060	871,311
Korea Monetary Stabilization Bond, 3.28%, 10/2/12	KRW	669,300	592,289
Korea Monetary Stabilization Bond, 3.64%, 8/9/12	KRW	533,000	471,476

Total South Korea			$4,286,662

Sri Lanka — 0.7%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	$167,042
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	231,330	1,725,261
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	128,970	959,771
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	51,560	381,151
Sri Lanka Treasury Bill, 0.00%, 12/21/12	LKR	214,130	1,551,196
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	23,440	167,083
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920	133,269

Total Sri Lanka			$5,084,773

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	2,505	$117,130
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,286,493
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	341,780
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	659,369
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	167,960
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	16,193	747,909
Monetary Regulation Bill, 0.00%, 4/26/13	UYU	5,347	246,352
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	10,642	489,143
Monetary Regulation Bill, 0.00%, 7/5/13	UYU	18,227	835,761

Total Uruguay			$5,891,897

Total Foreign Government Securities (identified cost $57,135,081)			$54,354,834

U.S. Treasury Obligations — 2.4%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/11/12(8)		$3,000	$2,999,496
U.S. Treasury Bill, 0.00%, 11/15/12(8)		14,904	14,899,171

Total U.S. Treasury Obligations (identified cost $17,897,605)			$17,898,667

Repurchase Agreements — 3.8%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/5/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 939,372, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,189,932.	EUR	939	$1,155,853

8

Description	Principal Amount (000’s omitted)		Value
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 798,992, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $986,123.	EUR	800	$984,012
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 1,086,938, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,343,247.	EUR	1,088	1,338,521
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 1,152,658, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,430,770.	EUR	1,154	1,419,820
Dated 7/31/12 with a maturity date of 9/4/12, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 6,253,375, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $7,687,614.	EUR	6,254	7,694,766
Barclays Bank PLC:
Dated 6/25/12 with a maturity date of 8/28/12, an interest rate of 0.15% and repurchase proceeds of EUR 2,497,072, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,297,778.	EUR	2,496	3,071,616
Citibank NA:
Dated 7/20/12 with a maturity date of 8/27/12, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 5,577,895, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,832,700.	EUR	5,578	6,863,293
Nomura International PLC:
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 1,512,979, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,864,294.	EUR	1,513	1,861,678
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 3,542,350, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,429,930.	EUR	3,542	4,358,688

Total Repurchase Agreements (identified cost $28,577,730)			$28,748,247

Other — 5.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)		$39,260	$39,259,994

Total Other (identified cost $39,259,994)			$39,259,994

Total Short-Term Investments (identified cost $142,870,410)			$140,261,742

Total Investments — 98.3% (identified cost $764,623,985)			$742,960,742

9

Currency Put Options Written — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank NA	INR	110,500	INR	65.00	7/1/13	$(32,622)
Indian Rupee	Citibank NA	INR	91,000	INR	65.00	7/1/13	(26,866)
Indian Rupee	HSBC Bank USA	INR	115,200	INR	64.00	7/3/13	(39,621)
Indian Rupee	JPMorgan Chase Bank	INR	96,000	INR	64.00	7/3/13	(33,018)
Indian Rupee	Standard Chartered Bank	INR	64,000	INR	64.00	7/3/13	(22,012)

Total Currency Put Options Written (premiums received $197,404)							$(154,139)

Other Assets, Less Liabilities — 1.7%							$12,861,906

Net Assets — 100.0%							$755,668,509

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BAM	-	Bosnia - Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

10

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $28,213,316 or 3.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $19,595.

Securities Sold Short — (4.6)%

Foreign Government Bonds — (3.8)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.2)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,861,361)

Total Germany			$(1,861,361)

Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,307,286)

Total Belgium			$(4,307,286)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,620,098)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,160,805)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(9,871,503)

Total France			$(18,652,406)

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700,000)	$(969,101)
European Investment Bank, 4.25%, 4/15/19	EUR	(980,000)	(1,415,607)
European Investment Bank, 4.625%, 4/15/20	EUR	(900,000)	(1,328,093)

Total Supranational			$(3,712,801)

Total Foreign Government Bonds (proceeds $28,961,644)			$(28,533,854)

11

Common Stocks — (0.8)%

Security	Shares	Value
China — (0.8)%
Agricultural Bank of China, Ltd., Class H	(3,696,000)	$(1,493,406)
Bank of China, Ltd., Class H	(3,801,000)	(1,440,877)
China Construction Bank Corp., Class H	(2,229,000)	(1,494,888)
Industrial & Commercial Bank of China, Class H	(2,687,000)	(1,532,108)

Total Common Stocks (proceeds $5,702,134)		$(5,961,279)

Total Securities Sold Short (proceeds $34,663,778)		$(34,495,133)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $36,499,005 or 4.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/12	New Taiwan Dollar 61,405,000	United States Dollar 2,050,456	Australia and New Zealand Banking Group Limited	$2,309
8/7/12	New Taiwan Dollar 67,873,000	United States Dollar 2,266,437	Barclays Bank PLC	2,552
8/8/12	Chilean Peso 304,165,095	United States Dollar 619,481	Citibank NA	(10,018)
8/8/12	Euro 6,474,586	United States Dollar 8,146,065	Deutsche Bank	179,207
8/8/12	New Turkish Lira 2,745,665	United States Dollar 1,482,075	Deutsche Bank	(45,959)
8/8/12	New Turkish Lira 3,920,000	United States Dollar 2,125,971	JPMorgan Chase Bank	(55,610)
8/9/12	Serbian Dinar 115,500,000	Euro 978,150	Barclays Bank PLC	(1,731)
8/9/12	Serbian Dinar 265,000,000	Euro 2,246,715	JPMorgan Chase Bank	(928)
8/13/12	Euro 2,360,000	United States Dollar 2,895,083	Goldman Sachs International	(9,015)
8/13/12	Japanese Yen 659,000,000	United States Dollar 8,326,489	Goldman Sachs International	(109,634)
8/20/12	Chilean Peso 270,500,000	United States Dollar 551,197	Deutsche Bank	(7,619)
8/20/12	Euro 22,956,450	United States Dollar 28,074,361	Australia and New Zealand Banking Group Limited	(176,883)

12

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	Euro 18,030,790	United States Dollar 22,059,589	Bank of America	$(129,914)
8/20/12	Euro 204,517	United States Dollar 251,760	State Street Bank and Trust Co.	73
8/20/12	Euro 5,972,660	United States Dollar 7,325,886	State Street Bank and Trust Co.	(24,339)
8/20/12	Mexican Peso 13,640,000	United States Dollar 995,165	BNP Paribas SA	(28,793)
8/20/12	New Taiwan Dollar 37,514,000	United States Dollar 1,256,582	Australia and New Zealand Banking Group Limited	4,037
8/20/12	New Taiwan Dollar 41,369,000	United States Dollar 1,385,710	Bank of America	4,452
8/20/12	New Taiwan Dollar 36,628,000	United States Dollar 1,226,904	Citibank NA	3,942
8/20/12	New Taiwan Dollar 32,778,000	United States Dollar 1,098,127	HSBC Bank USA	3,711
8/27/12	Chilean Peso 101,925,084	United States Dollar 206,055	Credit Suisse International	(4,287)
9/4/12	New Taiwan Dollar 70,608,000	United States Dollar 2,368,633	Barclays Bank PLC	8,345
9/4/12	New Taiwan Dollar 86,297,000	United States Dollar 2,895,290	Deutsche Bank	10,549
9/5/12	Chilean Peso 100,711,475	United States Dollar 207,439	State Street Bank and Trust Co.	(119)
9/7/12	Euro 1,570,000	United States Dollar 1,949,775	Bank of America	17,264
9/25/12	New Taiwan Dollar 47,349,000	United States Dollar 1,590,120	Australia and New Zealand Banking Group Limited	6,541
9/25/12	New Taiwan Dollar 48,517,000	United States Dollar 1,629,071	HSBC Bank USA	6,429
9/25/12	New Taiwan Dollar 51,068,000	United States Dollar 1,714,727	Nomura International PLC	6,767
10/3/12	New Zealand Dollar 11,316,941	United States Dollar 9,117,607	Goldman Sachs International	(9,323)
10/9/12	Croatian Kuna 2,950,740	Euro 381,973	Credit Suisse International	(11,907)
10/23/12	Croatian Kuna 7,734,000	Euro 996,393	Barclays Bank PLC	(35,994)
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	47,539
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	21,917
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	46,196
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	29,336
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	18,676
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	17,093

13

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	$40,971
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	10,074
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	34,199
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	40,316
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	32,776

				$(66,802)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/12	Ugandan Shilling 726,570,800	United States Dollar 245,132	Standard Chartered Bank	$47,281
8/8/12	Philippine Peso 51,300,000	United States Dollar 1,219,831	JPMorgan Chase Bank	8,952
8/8/12	South African Rand 4,500,000	United States Dollar 530,604	Deutsche Bank	12,716
8/8/12	South African Rand 6,912,143	United States Dollar 824,140	Deutsche Bank	10,417
8/8/12	South African Rand 102,706,374	United States Dollar 12,281,044	Standard Bank	119,492
8/13/12	Indonesian Rupiah 11,053,000,000	United States Dollar 1,163,474	JPMorgan Chase Bank	4,508
8/13/12	Mexican Peso 55,694,625	United States Dollar 4,194,836	Deutsche Bank	(11,098)
8/13/12	Mexican Peso 655,065,037	United States Dollar 48,670,067	Toronto-Dominion Bank	537,928
8/13/12	Polish Zloty 3,383,265	Euro 783,000	Barclays Bank PLC	47,838
8/13/12	Polish Zloty 3,810,000	Euro 905,139	Barclays Bank PLC	25,105
8/13/12	Polish Zloty 5,664,022	Euro 1,340,153	Deutsche Bank	44,020
8/13/12	Polish Zloty 2,576,000	Euro 592,484	Goldman Sachs International	40,963
8/13/12	Polish Zloty 3,724,000	Euro 856,821	JPMorgan Chase Bank	58,854
8/13/12	Polish Zloty 5,664,022	Euro 1,340,438	JPMorgan Chase Bank	43,669
8/13/12	South Korean Won 1,112,902,000	United States Dollar 972,077	Deutsche Bank	12,828
8/13/12	South Korean Won 1,086,756,000	United States Dollar 949,215	Toronto-Dominion Bank	12,552
8/14/12	Philippine Peso 69,487,000	United States Dollar 1,617,444	Australia and New Zealand Banking Group Limited	46,825

14

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/14/12	Philippine Peso 69,487,000	United States Dollar 1,617,632	Bank of America	$46,637
8/14/12	Philippine Peso 73,486,000	United States Dollar 1,710,329	HSBC Bank USA	49,719
8/14/12	Philippine Peso 40,213,000	United States Dollar 953,728	JPMorgan Chase Bank	9,405
8/16/12	Hong Kong Dollar 8,152,179	United States Dollar 1,051,148	Citibank NA	154
8/16/12	Hong Kong Dollar 27,904,169	United States Dollar 3,598,913	Goldman Sachs International	(399)
8/16/12	Hong Kong Dollar 7,428,911	United States Dollar 957,828	Nomura International PLC	203
8/16/12	Hong Kong Dollar 778,461	United States Dollar 100,365	Nomura International PLC	25
8/16/12	South Korean Won 1,368,482,000	United States Dollar 1,187,022	JPMorgan Chase Bank	24,264
8/16/12	South Korean Won 1,518,944,000	United States Dollar 1,318,070	Standard Chartered Bank	26,394
8/16/12	Yuan Offshore Renminbi 18,218,000	United States Dollar 2,854,681	Barclays Bank PLC	2,046
8/16/12	Yuan Offshore Renminbi 16,355,000	United States Dollar 2,562,797	JPMorgan Chase Bank	1,796
8/16/12	Yuan Offshore Renminbi 18,638,000	United States Dollar 2,920,401	Nomura International PLC	2,184
8/20/12	Mexican Peso 31,800,000	United States Dollar 2,257,400	Standard Chartered Bank	129,832
8/20/12	Thai Baht 251,158,000	United States Dollar 7,939,746	Nomura International PLC	30,965
8/27/12	Polish Zloty 82,989,923	Euro 19,677,049	HSBC Bank USA	549,204
8/27/12	South Korean Won 1,042,566,000	United States Dollar 896,985	Australia and New Zealand Banking Group Limited	26,367
8/27/12	South Korean Won 1,156,950,000	United States Dollar 995,311	Barclays Bank PLC	29,345
8/29/12	South African Rand 31,204,124	United States Dollar 3,821,121	JPMorgan Chase Bank	(64,501)
8/31/12	Colombian Peso 1,178,600,000	United States Dollar 654,414	State Street Bank and Trust Co.	41
8/31/12	Norwegian Krone 22,382,941	Euro 2,993,704	Barclays Bank PLC	24,870
8/31/12	Norwegian Krone 22,382,941	Euro 2,994,173	Deutsche Bank	24,294
9/5/12	Brazilian Real 58,594,000	United States Dollar 28,613,146	State Street Bank and Trust Co.	(190,079)
9/11/12	Hong Kong Dollar 99,984,981	United States Dollar 12,891,308	Standard Chartered Bank	3,792
9/11/12	South Korean Won 2,352,711,000	United States Dollar 2,057,933	BNP Paribas SA	25,530
9/11/12	South Korean Won 2,600,289,000	United States Dollar 2,273,874	Nomura International PLC	28,833
9/11/12	Thai Baht 615,825,000	United States Dollar 19,488,133	HSBC Bank USA	24,561
9/12/12	Yuan Renminbi 11,458,000	United States Dollar 1,806,116	Barclays Bank PLC	1,486

15

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/12/12	Yuan Renminbi 11,741,000	United States Dollar 1,850,871	Citibank NA	$1,377
9/12/12	Yuan Renminbi 11,154,000	United States Dollar 1,758,335	Nomura International PLC	1,308
9/17/12	Polish Zloty 159,978,112	United States Dollar 46,251,153	State Street Bank and Trust Co.	1,373,145
9/17/12	Singapore Dollar 11,184,000	United States Dollar 8,834,821	Standard Chartered Bank	152,772
9/17/12	Yuan Renminbi 10,075,000	United States Dollar 1,587,789	BNP Paribas SA	1,274
9/17/12	Yuan Renminbi 7,995,000	United States Dollar 1,260,008	JPMorgan Chase Bank	991
9/20/12	Ugandan Shilling 1,612,000,000	United States Dollar 639,175	Barclays Bank PLC	(1,290)
9/24/12	Hungarian Forint 1,412,078,885	United States Dollar 6,068,238	State Street Bank and Trust Co.	52,206
9/25/12	Swedish Krona 20,263,000	Euro 2,391,902	Barclays Bank PLC	28,091
9/25/12	Swedish Krona 20,263,800	Euro 2,391,898	Deutsche Bank	28,214
9/26/12	Ugandan Shilling 841,000,000	United States Dollar 332,280	Citibank NA	(265)
9/27/12	Ugandan Shilling 689,000,000	United States Dollar 271,367	Barclays Bank PLC	534
9/28/12	Hong Kong Dollar 3,500,000	United States Dollar 451,246	Standard Chartered Bank	176
9/28/12	Ugandan Shilling 752,000,000	United States Dollar 296,647	Barclays Bank PLC	—
9/28/12	Ugandan Shilling 1,135,000,000	United States Dollar 449,149	Standard Chartered Bank	(1,417)
10/9/12	Croatian Kuna 4,537,036	Euro 601,729	Deutsche Bank	563
10/9/12	Croatian Kuna 6,147,704	Euro 811,685	JPMorgan Chase Bank	5,270
10/10/12	Malaysian Ringgit 6,866,000	United States Dollar 2,155,527	HSBC Bank USA	35,010
10/16/12	Russian Ruble 215,394,000	United States Dollar 6,484,841	BNP Paribas SA	116,363
10/22/12	Malaysian Ringgit 184,051,000	United States Dollar 58,014,500	Nomura International PLC	667,657
10/25/12	Ugandan Shilling 795,760,000	United States Dollar 312,185	Barclays Bank PLC	(3,174)
10/25/12	Ugandan Shilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	64,808
10/29/12	Ugandan Shilling 843,108,000	United States Dollar 270,270	Citibank NA	56,328
10/29/12	Ugandan Shilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	59,804
10/30/12	Yuan Renminbi 3,548,809	United States Dollar 557,367	HSBC Bank USA	1,039
10/30/12	Yuan Renminbi 2,992,541	United States Dollar 469,964	Standard Chartered Bank	913
10/31/12	Ugandan Shilling 622,159,200	United States Dollar 201,216	Standard Bank	39,499

16

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	$(23,145)
12/14/12	Hungarian Forint 68,091,500	United States Dollar 286,039	Goldman Sachs International	5,994

				$4,533,863

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/12	89 Hang Seng H-Shares	Long	$5,302,332	$5,534,166	$231,834
9/12	68 Dow Jones Euro Stoxx 50 Index	Short	(1,773,744)	(1,947,772)	(174,028)
9/12	80 Euro-Bobl	Short	(12,513,809)	(12,574,685)	(60,876)
9/12	16 Euro-Schatz	Short	(2,178,890)	(2,184,107)	(5,217)
9/12	8 Japan 10-Year Bond	Short	(14,671,360)	(14,746,624)	(75,264)
9/12	24 U.S. 10-Year Treasury Note	Short	(3,208,510)	(3,231,751)	(23,241)
10/12	22 Platinum	Long	1,614,520	1,558,590	(55,930)

					$(162,722)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

•	Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	MXN	26,000	Pays	Mexican Interbank Deposit Rate	6.46%	9/24/20	$135,651
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	108,682
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	71
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	64,898
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	189,602
Barclays Bank PLC	MXN	48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	418,491
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	47,572
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	127,578
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	242,590
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	193,849
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	39,663

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02%	7/30/14	$45,121
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	314,353
Barclays Bank PLC	PLN	6,570	Pays	6-month PLN WIBOR	4.43	7/27/17	7,983
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	(682)
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	42,214
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	71,731
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	28,807
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	457,445
Citibank NA	MXN	50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	174,635
Citibank NA	MXN	48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	345,664
Citibank NA	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	30,053
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	175,974
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	38
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	(585)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	32,903
Credit Suisse International	MXN	42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	130,560
Credit Suisse International	MXN	45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	103,448
Credit Suisse International	MXN	41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	195,074
Deutsche Bank	BRL	19,700	Pays	Brazilian Interbank Deposit Rate	10.02	7/1/15	431,942
Deutsche Bank	MXN	85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	343,286
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	279,719
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	8,783
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	31,347
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	197
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	1,898
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	186,596
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	209
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	252,209
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	262,271
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	426,984
HSBC Bank USA	MXN	44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	416,774
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(40,681)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	33,585
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	141,479
JPMorgan Chase Bank	BRL	41,183	Pays	Brazilian Interbank Deposit Rate	9.63	1/2/14	564,915
JPMorgan Chase Bank	BRL	11,100	Pays	Brazilian Interbank Deposit Rate	9.19	1/2/17	52,542

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	MXN	50,500	Pays	Mexican Interbank Deposit Rate	5.31%	9/19/12	$3,092
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	53,822
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	113,186
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	121,535
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	289,964
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	257,262
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	162,161
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	386,250
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	25,564
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	492,797
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	16,695
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	371,715
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	442,088
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	824,789
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	278,712
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	169,712
Standard Chartered Bank	BRL	19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	424,329

							$11,551,111

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$667	5.00	%(1)	6/20/13	6.61%	$(5,395)	$(5,140)	$(10,535)
Argentina	Bank of America	760	5.00	(1)	6/20/13	6.61	(6,145)	(4,438)	(10,583)
Argentina	Bank of America	695	5.00	(1)	6/20/13	6.61	(5,618)	(5,527)	(11,145)
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	6.61	(12,291)	(8,619)	(20,910)
Argentina	Bank of America	4,959	5.00	(1)	6/20/13	6.61	(40,097)	(12,329)	(52,426)
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	6.61	(3,065)	(1,575)	(4,640)
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	6.61	(6,678)	(2,054)	(8,732)
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	6.61	(5,935)	(4,297)	(10,232)
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	6.61	(6,170)	(4,467)	(10,637)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	6.61	(5,401)	(3,909)	(9,310)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	6.61	(5,935)	(4,297)	(10,232)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	6.61	(5,618)	(5,528)	(11,146)
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	6.61	(12,129)	(8,166)	(20,295)

19

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Bank of America	$2,220	1.00	%(1)	9/20/17	1.64%	$(67,171)	$103,909	$36,738
Poland	Bank of America	1,210	1.00	(1)	9/20/17	1.64	(36,611)	38,064	1,453
Poland	Barclays Bank PLC	800	1.00	(1)	9/20/17	1.64	(24,206)	41,832	17,626
Poland	Barclays Bank PLC	630	1.00	(1)	9/20/17	1.64	(19,062)	19,520	458
Poland	Credit Suisse International	1,330	1.00	(1)	9/20/17	1.64	(40,242)	66,533	26,291
Poland	Deutsche Bank	100	1.00	(1)	9/20/17	1.64	(3,026)	5,366	2,340
Poland	Deutsche Bank	300	1.00	(1)	6/20/22	2.08	(27,310)	50,571	23,261
Poland	Goldman Sachs International	730	1.00	(1)	9/20/17	1.64	(22,534)	22,120	(414)
Poland	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	1.64	(12,965)	13,423	458
Poland	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	1.64	(14,817)	14,886	69
South Africa	Bank of America	775	1.00	(1)	12/20/15	0.89	3,889	4,233	8,122
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.89	2,635	3,005	5,640
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.32	(37,764)	87,580	49,816
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.32	(6,537)	11,758	5,221
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.89	3,764	4,767	8,531
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.89	2,835	3,622	6,457
South Africa	BNP Paribas SA	750	1.00	(1)	9/20/17	1.32	(10,894)	20,308	9,414
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.89	4,215	11,985	16,200
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.89	3,964	5,520	9,484
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.89	3,889	4,975	8,864
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.32	(18,882)	47,446	28,564
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.81	3,575	7,482	11,057
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.89	3,060	3,911	6,971
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.32	(29,049)	67,369	38,320
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.32	(11,765)	30,306	18,541
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.89	4,114	5,730	9,844
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.89	4,089	5,484	9,573
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.32	(7,408)	18,128	10,720
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.81	10,726	13,671	24,397
Markit CDX North America High Yield Index	Citibank NA	1,950	5.00	(1)	6/20/17	5.67	(41,356)	68,977	27,621
Markit CDX North America High Yield Index	Deutsche Bank	2,158	5.00	(1)	6/20/17	5.67	(45,764)	132,374	86,610
Markit CDX North America High Yield Index	JPMorgan Chase Bank	1,574	5.00	(1)	6/20/17	5.67	(33,379)	97,507	64,128

							$(580,464)	$962,016	$381,552

20

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(964)	$—	$(964)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(3,969)	—	(3,969)
Brazil	Bank of America	825	1.00	(1)	6/20/20	36,251	(30,103)	6,148
Brazil	Bank of America	350	1.00	(1)	6/20/20	15,379	(10,121)	5,258
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	141,408	(77,531)	63,877
Brazil	Bank of America	883	1.00	(1)	12/20/20	43,057	(27,600)	15,457
Brazil	Bank of America	387	1.00	(1)	12/20/20	18,871	(11,832)	7,039
Brazil	Bank of America	120	1.00	(1)	12/20/20	5,852	(3,510)	2,342
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(5,164)	—	(5,164)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	37,546	(24,629)	12,917
Brazil	Citibank NA	190	1.00	(1)	12/20/20	9,264	(5,622)	3,642
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	78,018	(31,920)	46,098
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	9,265	(6,272)	2,993
Brazil	Goldman Sachs International	3,300	1.00	(1)	9/20/22	212,947	(301,682)	(88,735)
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	7,802	(4,735)	3,067
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	39,009	(19,934)	19,075
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	7,315	(4,439)	2,876
China	Bank of America	1,000	1.00	(1)	3/20/17	(1,505)	(27,680)	(29,185)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(2,479)	(41,513)	(43,992)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(1,057)	(16,830)	(17,887)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(2,096)	(33,348)	(35,444)
Colombia	Bank of America	950	1.00	(1)	9/20/21	39,466	(38,982)	484
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	18,914	(23,059)	(4,145)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	23,643	(39,111)	(15,468)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	18,914	(26,301)	(7,387)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	9,450	(45,240)	(35,790)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	30,742	(29,831)	911
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	23,643	(39,111)	(15,468)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	5,161	(25,050)	(19,889)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	87,241	(82,761)	4,480
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	45,698	(45,137)	561
Egypt	Bank of America	550	1.00	(1)	9/20/15	66,933	(16,520)	50,413
Egypt	Citibank NA	650	1.00	(1)	12/20/15	86,459	(29,620)	56,839
Egypt	Citibank NA	100	1.00	(1)	6/20/20	28,634	(8,744)	19,890
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	144,320	(49,446)	94,874
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	49,880	(16,009)	33,871
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	27,765	(5,815)	21,950
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	15,212	(4,817)	10,395
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	186,217	(47,864)	138,353
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	123,702	(38,551)	85,151

21

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank	$100	1.00	%(1)	6/20/20	$28,634	$(8,797)	$19,837
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,317	(4,393)	9,924
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	29,543	(28,621)	922
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	72,402	(82,496)	(10,094)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	72,402	(83,468)	(11,066)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	11,900	(7,348)	4,552
Lebanon	Citibank NA	250	3.30		9/20/14	(2,312)	—	(2,312)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	11,901	(7,459)	4,442
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	8,925	(5,400)	3,525
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	5,950	(3,674)	2,276
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	20,790	(11,151)	9,639
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	6,930	(3,739)	3,191
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	98,530	(57,708)	40,822
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	82,765	(50,811)	31,954
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	34,485	(20,153)	14,332
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	6,930	(3,451)	3,479
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	112,323	(68,313)	44,010
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	85,228	(52,048)	33,180
Mexico	Bank of America	300	1.00	(1)	6/20/22	13,529	(19,202)	(5,673)
Mexico	Bank of America	680	1.00	(1)	6/20/22	30,665	(49,453)	(18,788)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	13,528	(19,437)	(5,909)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	15,783	(25,180)	(9,397)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	31,567	(47,132)	(15,565)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	21,646	(37,324)	(15,678)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	18,038	(25,919)	(7,881)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	22,547	(39,072)	(16,525)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(5,627)	(10,282)	(15,909)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,403)	—	(3,403)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(1,726)	(2,173)	(3,899)
Philippines	Citibank NA	200	1.84		12/20/14	(6,756)	—	(6,756)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(1,823)	(2,494)	(4,317)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(6,592)	(9,747)	(16,339)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(1,726)	(2,173)	(3,899)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(25,116)	(62,175)	(87,291)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	42,445	(46,612)	(4,167)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	77,874	(121,232)	(43,358)
Russia	Barclays Bank PLC	630	1.00	(1)	9/20/17	22,099	(23,678)	(1,579)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	28,063	(46,570)	(18,507)
Russia	Citibank NA	730	1.00	(1)	9/20/17	25,581	(26,089)	(508)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	46,654	(73,229)	(26,575)
Russia	Deutsche Bank	100	1.00	(1)	9/20/17	3,508	(5,821)	(2,313)
Russia	Deutsche Bank	300	1.00	(1)	6/20/22	30,582	(52,745)	(22,163)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	14,718	(15,208)	(490)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	16,820	(17,606)	(786)

22

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$300	1.00	%(1)	12/20/19	$12,349	$(10,279)	$2,070
South Africa	Bank of America	775	1.00	(1)	12/20/20	40,308	(25,040)	15,268
South Africa	Bank of America	525	1.00	(1)	12/20/20	27,306	(18,606)	8,700
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	180,568	(260,200)	(79,632)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	12,349	(11,882)	467
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,392	(3,051)	1,341
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	39,008	(25,589)	13,419
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	29,386	(18,187)	11,199
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	34,725	(42,963)	(8,238)
South Africa	BNP Paribas SA	500	1.00	(1)	9/20/22	34,726	(44,143)	(9,417)
South Africa	Citibank NA	150	1.00	(1)	12/20/19	6,175	(6,755)	(580)
South Africa	Citibank NA	100	1.00	(1)	3/20/20	4,391	(4,761)	(370)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,392	(3,346)	1,046
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,392	(4,070)	322
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	40,308	(26,623)	13,685
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	41,088	(28,518)	12,570
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	43,689	(37,269)	6,420
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	90,284	(135,092)	(44,808)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	24,686	(23,137)	1,549
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	31,727	(20,464)	11,263
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	56,254	(80,910)	(24,656)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	138,899	(198,921)	(60,022)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	42,388	(27,893)	14,495
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	42,648	(28,519)	14,129
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	35,419	(49,370)	(13,951)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,117	(4,696)	(579)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,116	(5,635)	(1,519)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,392	(3,287)	1,105
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,391	(3,404)	987
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,392	(4,705)	(313)
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	38,121	(13,261)	24,860
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	162,028	(59,761)	102,267
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	159,713	(60,016)	99,697
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	69,441	(25,706)	43,735
Spain	Citibank NA	300	1.00	(1)	3/20/20	66,472	(6,279)	60,193
Spain	Citibank NA	300	1.00	(1)	3/20/20	66,472	(12,931)	53,541
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	66,472	(5,929)	60,543
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	66,472	(12,931)	53,541
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	123,728	(30,725)	93,003
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	755,738	(243,551)	512,187
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	155,085	(58,277)	96,808

23

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Goldman Sachs International		$193	1.00	%(1)	9/20/20	$44,057	$(15,653)	$28,404
Thailand	Barclays Bank PLC		400	0.97		9/20/19	15,027	—	15,027
Thailand	Citibank NA		400	0.86		12/20/14	(1,777)	—	(1,777)
Thailand	Citibank NA		200	0.95		9/20/19	7,780	—	7,780
Thailand	Goldman Sachs International		1,500	1.00	(1)	3/20/16	(748)	(9,091)	(9,839)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	(938)	—	(938)
Tunisia	Barclays Bank PLC		350	1.00	(1)	9/20/17	29,229	(33,048)	(3,819)
Tunisia	Citibank NA		400	1.00	(1)	9/20/17	33,405	(39,580)	(6,175)
Tunisia	Deutsche Bank		600	1.00	(1)	6/20/17	47,071	(46,421)	650
Tunisia	Deutsche Bank		460	1.00	(1)	6/20/17	36,087	(37,566)	(1,479)
Tunisia	Goldman Sachs International		400	1.00	(1)	9/20/17	33,405	(34,050)	(645)
Tunisia	Goldman Sachs International		320	1.00	(1)	9/20/17	26,722	(28,072)	(1,350)
Tunisia	Goldman Sachs International		300	1.00	(1)	9/20/17	25,053	(27,685)	(2,632)
Uruguay	Citibank NA		100	1.00	(1)	6/20/20	7,044	(6,019)	1,025
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	7,044	(5,878)	1,166
Venezuela	Barclays Bank PLC		560	5.00	(1)	12/20/21	122,472	(127,299)	(4,827)
Venezuela	Barclays Bank PLC		300	5.00	(1)	12/20/21	65,610	(73,895)	(8,285)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	87,481	(96,721)	(9,240)
Venezuela	Barclays Bank PLC		592	5.00	(1)	12/20/21	129,471	(138,791)	(9,320)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	87,481	(97,810)	(10,329)
Venezuela	Barclays Bank PLC		584	5.00	(1)	12/20/21	127,722	(145,325)	(17,603)
Venezuela	Deutsche Bank		843	5.00	(1)	12/20/21	184,366	(196,410)	(12,044)
Citigroup, Inc.	Bank of America		490	1.00	(1)	9/20/20	51,899	(25,231)	26,668
Citigroup, Inc.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	51,898	(26,705)	25,193
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	920	1.00	(1)	6/20/17	77,929	(45,077)	32,852
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	6/20/17	(73,111)	164,952	91,841

							$6,795,951	$(5,348,910)	$1,447,041

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $46,487,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

24

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Principal Amount		Premiums Received
Outstanding, beginning of period	INR	—	$—
Options written		476,700,000	197,404

Outstanding, end of period	INR	476,700,000	$197,404

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance return and to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return, to hedge against fluctuations in currency exchange rates, and/or as a substitute for the purchase or sale of securities or currencies. The Portfolio also purchases and sells currency options to enhance return.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(55,930)

		$—	$(55,930)

Credit	Credit Default Swaps	$6,995,595	$(780,108)

		$6,995,595	$(780,108)

Equity Price	Futures Contracts*	$231,834	$(174,028)
Equity Price	Put Options Purchased	9,804	—

		$241,638	$(174,028)

Foreign Exchange	Currency Options Purchased	$318,087	$—
Foreign Exchange	Currency Options Written	—	(154,139)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,424,502	(957,441)

		$5,742,589	$(1,111,580)

Interest Rate	Futures Contracts*	$—	$(164,598)
Interest Rate	Interest Rate Swaps	11,593,059	(41,948)

		$11,593,059	$(206,546)

25

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$771,455,875

Gross unrealized appreciation	$20,689,980
Gross unrealized depreciation	(49,185,113)

Net unrealized depreciation	$(28,495,133)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$593,544,388	$—	$593,544,388
Common Stocks	—	2,053,867 *	—	2,053,867
Precious Metals	6,772,854	—	—	6,772,854
Currency Call Options Purchased	—	228,865	—	228,865
Currency Put Options Purchased		89,222		89,222
Put Options Purchased	—	9,804	—	9,804
Short-Term Investments -
Foreign Government Securities	—	54,354,834	—	54,354,834
U.S. Treasury Obligations	—	17,898,667	—	17,898,667
Repurchase Agreements	—	28,748,247	—	28,748,247
Other	—	39,259,994	—	39,259,994
Total Investments	$6,772,854	$736,187,888	$—	$742,960,742
Forward Foreign Currency Exchange Contracts	$—	$5,424,502	$—	$5,424,502
Swap Contracts	—	18,588,654	—	18,588,654
Futures Contracts	231,834	—	—	231,834
Total	$7,004,688	$760,201,044	$—	$767,205,732

Liability Description
Currency Put Options Written	$—	$(154,139)	$—	$(154,139)
Securities Sold Short	—	(34,495,133)	—	(34,495,133)
Forward Foreign Currency Exchange Contracts	—	(957,441)	—	(957,441)
Swap Contracts	—	(822,056)	—	(822,056)
Futures Contracts	(394,556)	—	—	(394,556)
Total	$(394,556)	$(36,428,769)	$—	$(36,823,325)

26

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2012 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 9.8% of Floating Rate Portfolio’s outstanding interests and 19.4% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $902,082,501)	$874,243,775	83.1%

High Income Opportunities Portfolio (identified cost, $177,689,756)	178,036,560	16.9

Total Investments in Affiliated Portfolios (identified cost $1,079,772,257)	$1,052,280,335	100.0%

Other Assets, Less Liabilities	$41,577	0.0	% (1)

Net Assets	$1,052,321,912	100.0%

(1)	Amount is less than 0.005%.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2012 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call
1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Fund

July 31, 2012 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $7,356,315,642 and the Fund owned 82.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
Booz Allen Hamilton Inc.
Term Loan, Maturing August 11, 2019(2)		8,900	$8,811,000
DAE Aviation Holdings, Inc.
Revolving Loan, 6.14%, Maturing July 31, 2013(3)		20,000	18,650,000
Term Loan, 5.45%, Maturing July 31, 2014		17,722	17,722,131
Term Loan, 5.45%, Maturing July 31, 2014		17,963	17,963,473
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		7,029	7,046,572
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,239	25,904,372
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,989	3,938,146
Term Loan, 6.25%, Maturing December 3, 2014		3,010	3,017,400
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		11,490	11,368,170
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		9,751	9,775,377
Term Loan, 4.00%, Maturing February 14, 2017		12,890	12,932,058
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,992,662
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		11,206	11,122,395

			$150,243,756

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		11,179	$10,312,372
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014		18,599	17,901,190

			$28,213,562

Automotive — 4.7%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		57,492	$57,411,560
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		8,045	7,834,275
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		70,365	71,585,076
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		37,731	35,968,680
Term Loan, 2.19%, Maturing December 28, 2015		21,709	20,694,829
Financiere Truck Investissement SAS
Term Loan, 0.00%, Maturing February 15, 2013(3)	GBP	1,033	1,509,388
Term Loan, 2.57%, Maturing February 15, 2013	EUR	1,479	1,695,960
Ford Motor Company
Term Loan, 0.25%, Maturing November 30, 2015(3)		4,852	4,577,435
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		64,325	63,713,912

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	15,457	$15,534,063
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	23,488	23,502,716
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	5,289	5,292,077
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	20,945	20,983,880
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	3,000	3,022,500
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	29,124	29,260,594
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	13,573	13,573,083
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	3,411	3,438,211
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	4,323	4,188,675
Term Loan, 2.50%, Maturing July 31, 2014	26,729	25,898,449
Term Loan, 5.50%, Maturing July 31, 2014	4,015	3,984,825
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	2,000	1,870,000

		$415,540,188

Beverage and Tobacco — 0.0%(4)
Maine Beverage Company
Term Loan, 2.21%, Maturing March 31, 2013	304	$299,867

		$299,867

Building and Development — 1.4%
401 North Wabash Venture LLC
Term Loan, 6.75%, Maturing August 1, 2013(5)	5,685	$5,685,330
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	18,112	18,075,534
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)	1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015	13,570	13,094,992
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	11,950	11,987,316
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	8,545	8,459,697
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	8,532	8,062,858
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	12,265	12,264,678
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	2,709	2,592,399
Term Loan, 4.50%, Maturing October 10, 2016	358	339,364
Term Loan, 4.50%, Maturing October 10, 2016	4,570	4,337,035
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	7,007	7,051,234
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014	19,259	18,970,370
Tishman Speyer U.S. Office, Inc.
Term Loan, Maturing January 8, 2014(2)	13,475	13,407,625

		$125,903,144

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 7.8%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		4,796	$4,813,860
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018		7,157	7,192,848
Term Loan, 5.75%, Maturing March 1, 2018		23,558	23,646,380
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		35,313	35,242,023
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 15, 2015		41,046	36,086,715
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		13,233	13,199,479
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,666,011
Term Loan, 3.00%, Maturing February 21, 2015		14,944	14,177,889
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,885,514
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,854,918
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,499	11,541,975
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		16,391	16,431,489
Catalina Marketing Corporation
Term Loan, 3.00%, Maturing October 1, 2014		5,872	5,693,260
ClientLogic Corporation
Term Loan, 6.91%, Maturing January 30, 2017	EUR	569	623,567
Term Loan, 7.21%, Maturing January 30, 2017		9,682	8,956,173
Corporate Executive Board Company, (The)
Term Loan, Maturing July 2, 2019(2)		5,650	5,678,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,843	10,829,229
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016		1,162	989,750
Term Loan, 8.25%, Maturing March 29, 2018		24,533	23,521,396
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		16,250	16,229,687
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		24,140	24,250,131
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,382	7,436,861
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		20,548	20,343,006
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		15,000	15,029,682
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		23,042	23,208,891
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		13,671	13,710,719
Term Loan, 6.25%, Maturing December 28, 2017		9,851	9,893,596
Term Loan - Second Lien, 10.46%, Maturing June 11, 2018		3,000	3,030,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,135	19,945,804
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		12,782	12,749,776

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014		1,861	$1,836,599
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,500	1,473,750
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		9,950	10,037,126
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		44,129	44,224,809
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014		41,268	40,401,772
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,964	1,965,255
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,185	9,208,088
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 26, 2016		35,647	35,721,527
Term Loan, 4.00%, Maturing February 28, 2017		24,027	24,042,042
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,915	5,893,068
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		30,366	30,631,324
Travelport LLC
Term Loan, 2.96%, Maturing August 23, 2013		154	140,614
Term Loan, 4.96%, Maturing August 21, 2015		8,217	7,533,548
Term Loan, 4.96%, Maturing August 21, 2015		20,702	18,979,533
Term Loan, 4.96%, Maturing August 21, 2015		20,818	19,085,913
Term Loan, 5.06%, Maturing August 21, 2015	EUR	1,481	1,644,043
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,614	1,615,748
Term Loan, 6.00%, Maturing July 28, 2017		8,245	8,255,239
West Corporation
Term Loan, 4.50%, Maturing July 15, 2016		6,511	6,502,728
Term Loan, 4.59%, Maturing July 15, 2016		18,086	18,063,841
			$700,115,446
Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		15,425	$15,521,406
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,807	4,832,615
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,738	4,744,048
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		49,177	48,750,289
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		28,404	28,351,024
Term Loan, 4.00%, Maturing May 15, 2019		10,997	11,000,946
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,080	9,103,036
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		23,167	23,051,055
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		14,825	14,810,590
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	4,072	4,329,281
Term Loan, 3.32%, Maturing March 4, 2016	EUR	4,072	4,329,281

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,439	$7,290,494
Term Loan, 1.95%, Maturing January 30, 2015		7,560	7,408,800
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,070	10,044,326
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,796	18,232,412
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,301	10,233,457
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.18%, Maturing July 1, 2016	EUR	3,546	4,155,684
UPC Broadband Holding B.V.
Term Loan, 4.13%, Maturing December 31, 2016	EUR	37,765	45,960,898
Term Loan, 4.38%, Maturing December 29, 2017	EUR	2,000	2,439,575
UPC Financing Partnership
Term Loan, 3.75%, Maturing December 30, 2016		5,061	5,018,148
Term Loan, 3.75%, Maturing December 29, 2017		10,793	10,705,298
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,586,437
YPSO Holding SA
Term Loan, 4.66%, Maturing June 6, 2016	EUR	3,336	3,702,649
Term Loan, 4.66%, Maturing June 6, 2016	EUR	5,763	6,235,057
			$304,836,806
Chemicals and Plastics — 3.8%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		13,645	$13,747,796
Celanese U.S. Holdings LLC
Term Loan, 3.12%, Maturing October 31, 2016	EUR	669	825,449
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,253,817
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		7,975	7,955,062
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		4,122	4,110,203
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,942	7,949,104
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,985	2,437,764
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(3)		1,280	1,235,200
Revolving Loan, 2.82%, Maturing January 30, 2016(3)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,863	14,928,467
Huntsman International, LLC
Term Loan, 2.54%, Maturing June 30, 2016		2,309	2,294,519
Term Loan, 2.84%, Maturing April 19, 2017		12,484	12,409,560
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		46,159	45,326,783
Momentive Performance Materials GmbH
Term Loan, 3.66%, Maturing May 5, 2015	EUR	4,922	5,631,963
Momentive Performance Materials Inc.
Term Loan, 2.49%, Maturing December 4, 2013		4,750	4,506,562
Term Loan, 3.75%, Maturing May 29, 2015		7,681	7,312,711
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		10,275	9,857,745

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Momentive Specialty Chemicals Inc.
Term Loan, 2.27%, Maturing May 3, 2013		12,368	$12,200,211
Term Loan, 4.00%, Maturing May 5, 2015		13,218	12,920,725
Term Loan, 4.25%, Maturing May 5, 2015		4,083	3,940,056
Term Loan, 4.25%, Maturing May 5, 2015		6,877	6,722,390
Term Loan, 4.25%, Maturing May 5, 2015		7,042	6,759,947
Term Loan, 4.40%, Maturing May 5, 2015	EUR	1,074	1,275,117
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,167	1,172,910
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		10,037	10,099,849
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,551	10,612,283
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,613	6,646,492
Styron S.A.R.L., LLC
Term Loan, 6.08%, Maturing August 2, 2017		42,252	39,452,594
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		4,539	4,558,481
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		2,946	2,896,339
Term Loan, 4.25%, Maturing February 8, 2018		10,804	10,614,509
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		63,313	63,025,080
			$341,988,488
Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		2,000	$2,004,584
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,911	3,920,276
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)		5,775	5,807,485
			$11,732,345
Conglomerates — 1.6%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,030	$1,035,942
Term Loan, 7.75%, Maturing September 22, 2014		2,556	2,571,954
Term Loan, 8.25%, Maturing September 22, 2014		414	413,860
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		33,245	33,510,538
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016		20,666	20,149,181
Term Loan, 5.50%, Maturing October 18, 2017		15,262	15,185,441
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018		5,249	5,228,943
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		2,750	2,736,250
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,626	27,771,669
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		36,915	36,545,676
			$145,149,454
Containers and Glass Products — 1.9%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015		24,229	$23,732,725

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		2,536	$2,537,503
Term Loan, 4.50%, Maturing February 23, 2018		25,168	25,178,365
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		3,948	4,026,620
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		2,400	2,397,000
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,590	68,350,392
Term Loan, 6.50%, Maturing August 9, 2018		34,260	34,699,027
Sealed Air Corporation
Term Loan, 5.50%, Maturing October 3, 2018	EUR	980	1,211,821
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,109	7,126,437
			$169,259,890
Cosmetics/Toiletries — 0.5%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		35,150	$35,224,694
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014		1,949	1,846,410
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019		5,251	5,299,437
			$42,370,541
Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		2,993	$2,951,353
Term Loan, 5.50%, Maturing February 10, 2017		20,815	20,416,127
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		12,575	12,659,416
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		297	297,065
Term Loan, 4.25%, Maturing March 15, 2018		7,181	7,190,163
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		14,361	14,380,326
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,873	9,886,474
			$67,780,924
Ecological Services and Equipment — 0.0%(4)
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(6)		114	$117,628
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017		2,486	2,469,536
			$2,587,164
Electronics/Electrical — 6.7%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		9,207	$9,017,226
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		25,279	25,073,205
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		35,150	35,155,483
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		7,366	7,352,634

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,227	$34,259,160
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,367	10,367,125
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	14,794	14,775,337
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	16,645	16,561,475
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,587	33,436,100
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	7,315	7,305,843
Term Loan, 5.50%, Maturing May 31, 2016	14,394	14,376,205
FCI International
Term Loan, 3.72%, Maturing November 1, 2013	434	429,204
Term Loan, 3.72%, Maturing November 1, 2013	434	429,204
Term Loan, 3.72%, Maturing November 1, 2013	451	445,823
Term Loan, 3.72%, Maturing November 1, 2013	451	445,823
Term Loan, 3.72%, Maturing November 1, 2013	796	787,047
Term Loan, 3.72%, Maturing November 1, 2013	1,573	1,555,833
FCI International S.A.S.
Term Loan, 3.72%, Maturing November 1, 2013	1,916	1,895,096
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016	42,483	40,040,550
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	11,240	9,834,705
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,925	1,937,834
Term Loan, 6.25%, Maturing April 5, 2018	60,025	60,671,687
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	19,210	19,137,894
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	11,612	11,655,796
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	20,047	19,846,942
Term Loan, 5.50%, Maturing March 3, 2017	17,294	17,344,760
Term Loan, 5.25%, Maturing March 19, 2019	19,202	19,177,873
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	11,187	10,704,567
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,601	9,300,668
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014	10,189	10,022,990
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	2,818	2,826,744
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	36,600	36,582,943
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	3,010	2,942,216
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,989,906
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	11,750	11,750,000
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	3,623	3,656,587
Term Loan, 6.50%, Maturing May 26, 2017	4,909	4,955,235

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	16,359	$16,530,770
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,640	8,693,627
Sunquest Information Systems, Inc.
Term Loan, 6.55%, Maturing December 16, 2016	13,786	13,785,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	10,149	10,180,716
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	13,971	13,974,080
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,346	25,203,553

		$598,416,216

Equipment Leasing — 0.7%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	9,915	$9,902,242
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,181,688
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	40,325	40,627,437

		$65,711,367

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.75%, Maturing February 11, 2016	11,447	$11,480,730

		$11,480,730

Financial Intermediaries — 3.6%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	10,371	$10,422,645
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	7,955	7,915,580
Term Loan, 3.75%, Maturing September 4, 2019	548	545,296
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	21,364	21,177,368
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	16,983	16,537,289
Term Loan, 3.00%, Maturing September 24, 2014	18,401	17,878,122
Term Loan, 3.00%, Maturing September 24, 2014	19,812	19,248,488
Term Loan, 4.25%, Maturing March 23, 2018	15,843	14,817,709
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	8,676	8,534,562
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	5,728	5,727,500
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	8,181	8,181,161
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,681,561
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	4,394	4,271,697
Term Loan, 4.00%, Maturing March 29, 2019	33,366	33,241,251
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,786	8,830,181
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	7,008	7,043,450

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017		35,459	$35,307,005
Term Loan, 5.95%, Maturing May 13, 2017		21,731	21,685,894
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,300,781
Oz Management LP
Term Loan, 1.75%, Maturing November 15, 2016		15,684	13,560,145
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(6)		63	51,347
Term Loan, 7.00%, Maturing December 10, 2015(6)		1,985	1,559,311
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,504	29,540,920
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,472	5,483,398

			$318,542,661

Food Products — 3.9%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,119	$9,891,291
BL Marketing Limited (Weetabix)
Term Loan, 7.36%, Maturing June 30, 2017	GBP	2,500	3,907,377
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		11,350	11,342,906
Dean Foods Company
Term Loan, 1.63%, Maturing April 2, 2014		22,592	22,379,958
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		86,824	85,521,447
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,072	13,106,522
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		9,627	9,650,692
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,222	28,930,188
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		20,557	20,565,235
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		56,920	57,009,007
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		20,525	20,643,865
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014		24,718	24,686,723
Term Loan, 4.75%, Maturing October 17, 2018		3,367	3,365,721
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		23,392	23,453,814
United Biscuits (UK) Limited
Term Loan - Second Lien, 4.57%, Maturing June 15, 2016	GBP	1,500	2,267,112
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		16,012	15,691,820

			$352,413,678

Food Service — 4.3%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016		40,817	$40,725,207
Term Loan, 3.50%, Maturing July 26, 2016		3,177	3,170,138
Term Loan, 3.50%, Maturing July 26, 2016		4,574	4,563,511
Term Loan, 3.65%, Maturing July 26, 2016		18,087	18,046,591
Term Loan, 3.71%, Maturing July 26, 2016		950	945,250

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,825	$4,728,500
Buffets, Inc.
Term Loan, 10.50%, Maturing July 18, 2017		3,500	3,430,000
Term Loan, 2.00%, Maturing July 19, 2017(3)		1,500	1,470,000
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		50,295	50,457,677
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017		19,905	19,969,397
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		44,111	43,956,915
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		18,219	18,302,859
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		7,855	7,924,047
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		6,636	6,574,342
Term Loan, 2.56%, Maturing June 14, 2014		70,557	69,902,995
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		4,450	4,483,375
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,116	7,106,730
SSP Financing Limited
Term Loan, 2.34%, Maturing December 17, 2016		4,774	4,181,576
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		8,951	8,687,293
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		26,929	25,792,886
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		15,337	15,325,321
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		23,100	23,145,715

			$382,890,325

Food/Drug Retailers — 3.5%
Alliance Boots Holdings Limited
Term Loan, 3.11%, Maturing July 9, 2015	EUR	17,497	$20,625,492
Term Loan, 3.54%, Maturing July 9, 2015	GBP	34,000	50,367,620
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		69,345	69,388,341
Iceland Foods Group Limited
Term Loan, 5.16%, Maturing April 12, 2019	EUR	7,950	9,889,002
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		63,307	62,183,372
Term Loan, 4.50%, Maturing March 2, 2018		36,469	36,104,378
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		9,475	9,427,625
Supervalu Inc.
Term Loan, 5.00%, Maturing April 28, 2018		54,542	54,341,481

			$312,327,311

Health Care — 11.9%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,511	$5,499,708
Term Loan, 4.75%, Maturing June 30, 2017		6,866	6,863,358
Term Loan, 4.75%, Maturing June 30, 2017		26,698	26,689,795

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		11,756	$10,992,128
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		21,377	21,430,538
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		5,912	5,916,956
Term Loan, 8.50%, Maturing April 4, 2017		5,912	5,916,956
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		43,805	43,746,960
BSN Medical Acquisition Holding GmbH
Term Loan, Maturing June 30, 2019(2)	EUR	2,000	2,485,407
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2016		13,127	13,127,354
Term Loan, 5.25%, Maturing September 15, 2017		13,497	13,556,473
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016		6,075	6,080,369
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014		62,428	62,310,418
Term Loan, 3.97%, Maturing January 25, 2017		25,066	24,946,594
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013		57	56,348
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,133	13,145,402
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015		29,501	27,657,475
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,596	10,638,730
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016		13,061	13,023,908
Term Loan, 6.25%, Maturing September 15, 2017		8,529	8,565,938
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		29,482	28,468,202
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		8,653	8,688,471
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		25,246	25,286,884
Fenwal, Inc.
Term Loan, 2.72%, Maturing February 28, 2014		2,782	2,767,732
Term Loan, 2.72%, Maturing February 28, 2014		477	474,643
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		39,749	39,781,635
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		19,762	19,712,340
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017		51,019	50,365,093
Term Loan, 3.50%, Maturing May 1, 2018		38,600	38,088,757
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		36,218	36,279,571
Hologic, Inc.
Term Loan, Maturing July 19, 2019(2)		21,250	21,404,955
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,065	12,057,195
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		5,444	5,481,214

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		35,408	$33,250,255
Term Loan, 6.75%, Maturing May 15, 2018		15,766	14,800,098
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		14,644	14,119,678
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		53,730	54,589,680
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing June 25, 2018		5,900	5,929,500
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		22,243	22,391,756
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,154	10,707,699
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		57,891	57,794,452
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		3,766	3,746,735
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		20,394	19,769,606
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,308	23,623,510
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018		3,625	3,620,469
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		17,796	17,707,006
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		33,573	33,059,023
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		6,150	6,151,925
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,402,128
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		5,450	5,473,844
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,721	22,138,287
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		8,076	8,088,851
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		250	251,062
Term Loan, 4.75%, Maturing February 13, 2019		10,948	10,984,149
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,571	24,533,103
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014		27,794	27,759,174
Term Loan, 4.50%, Maturing April 3, 2017		27,794	27,863,401
			$1,062,262,898
Home Furnishings — 0.4%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		2,748	$2,597,145
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		26,208	26,240,701
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		4,500	4,477,500
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		797	715,569

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sofia III S.a.r.l.
Term Loan, 2.66%, Maturing June 24, 2016	EUR	3,348	$3,640,243
			$37,671,158
Industrial Equipment — 1.3%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		14,974	$15,014,995
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		2,903	2,815,536
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		16,525	16,648,937
Grede, LLC
Term Loan, 7.00%, Maturing April 3, 2017		9,675	9,687,094
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018		5,885	5,921,701
Kinetek Acquisitions Corporation
Term Loan, 2.72%, Maturing November 11, 2013		2,716	2,704,005
Term Loan, 2.75%, Maturing November 11, 2013		276	274,371
Kion Group GMBH
Term Loan, 2.35%, Maturing December 23, 2014(5)		11,862	10,833,563
Term Loan, 4.24%, Maturing December 23, 2014(5)	EUR	455	512,224
Term Loan, 3.65%, Maturing December 29, 2014(5)	EUR	597	672,478
Term Loan, 2.85%, Maturing December 23, 2015(5)		11,862	10,833,563
Term Loan, 4.15%, Maturing December 29, 2015(5)	EUR	428	481,950
Term Loan, 4.15%, Maturing December 29, 2015(5)	EUR	579	651,490
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	5,861,240
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		6,650	6,681,215
Tank Intermediate Holding Corp.
Term Loan, 7.75%, Maturing June 28, 2019		10,675	10,541,562
Terex Corporation
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,925	12,188,820
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		6,797	6,877,257
			$119,202,001
Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014		22,790	$22,818,824
Term Loan, 6.75%, Maturing August 21, 2014		3,816	3,853,697
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		4,000	4,000,000
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		7,509	7,507,013
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		82,497	82,417,154
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		5,573	5,782,245
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,125	12,139,739
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		10,994	11,049,278
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		17,035	17,049,092
Term Loan, 6.75%, Maturing December 13, 2017		3,428	3,452,565
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,449	5,435,608

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	5,250	$7,778,497
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		22,290	22,059,788
Term Loan, 7.00%, Maturing May 5, 2014		3,890	3,896,450

			$209,239,950

Leisure Goods/Activities/Movies — 3.6%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		23,491	$23,514,358
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016		26,676	26,648,260
Term Loan, 4.25%, Maturing February 22, 2018		11,716	11,692,693
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,759	11,726,659
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016		34,422	34,374,078
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		25,815	25,874,235
Cinemark USA, Inc.
Term Loan, 3.54%, Maturing April 29, 2016		3,077	3,082,819
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,885	10,932,731
Fender Musical Instruments Corporation
Term Loan, 2.50%, Maturing June 9, 2014		1,063	1,044,267
Term Loan, 2.50%, Maturing June 9, 2014		3,705	3,640,354
Kasima, LLC
Term Loan, 4.22%, Maturing March 10, 2015		15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017		11,877	11,921,919
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		34,529	34,377,469
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.50%, Maturing July 21, 2017		14,545	14,500,685
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017		5,818	5,795,205
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014(6)		4,315	3,458,959
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.95%, Maturing February 17, 2016		5,957	5,927,163
Term Loan, 4.00%, Maturing August 17, 2017		22,366	22,344,925
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		29,800	29,783,699
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		11,710	11,841,368
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,780	10,465,231
Term Loan, 9.25%, Maturing June 19, 2015		1,995	2,004,895

			$320,008,222

Lodging and Casinos — 1.6%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		5,087	$5,096,788
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,503	5,525,797
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,750	9,868,219
Term Loan, 5.50%, Maturing January 26, 2018		49,603	43,829,635

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group LTD
Term Loan, 5.58%, Maturing May 30, 2018	GBP	26,445	$37,936,928
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,431	6,459,199
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016		3,261	3,175,234
Term Loan, 2.84%, Maturing November 23, 2016		3,635	3,580,896
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		6,148	4,103,717
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,280	9,288,505
Quidnax AB
Term Loan, 2.67%, Maturing April 27, 2015	EUR	4,725	5,211,038
Term Loan, 3.17%, Maturing June 30, 2016	EUR	4,725	5,211,038

			$139,286,994

Nonferrous Metals/Minerals — 1.3%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		27,725	$27,387,115
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		41,010	40,835,648
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		12,020	12,087,487
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,940	7,897,323
Term Loan, 4.00%, Maturing March 10, 2017		15,545	15,461,761
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		14,936	14,973,793

			$118,643,127

Oil and Gas — 2.3%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,823	$6,866,084
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,333	2,357,644
Term Loan, 9.00%, Maturing June 23, 2017		22,798	23,097,465
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		13,225	13,401,329
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		31,825	31,427,187
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		20,024	17,370,652
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		24,498	24,650,901
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		20,877	20,945,013
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		31,840	31,999,550
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		764	771,114
Term Loan, 6.50%, Maturing April 20, 2017		1,250	1,262,454
Term Loan, 6.50%, Maturing April 20, 2017		9,437	9,527,358

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014		6,492	$6,538,360
Term Loan, 3.25%, Maturing November 14, 2014		3,053	2,997,879
Term Loan, 3.25%, Maturing November 14, 2014		12,348	12,124,442

			$205,337,432

Publishing — 3.7%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		21,995	$21,705,911
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	719	840,144
Term Loan, 5.95%, Maturing December 31, 2014	EUR	1,235	1,444,148
Term Loan, 5.95%, Maturing December 31, 2014	EUR	2,435	2,846,398
Term Loan, 5.97%, Maturing December 31, 2014		959	897,964
Term Loan, 5.97%, Maturing December 31, 2014		2,491	2,332,946
Term Loan, 5.97%, Maturing December 31, 2014		7,273	6,810,810
Term Loan, 5.97%, Maturing December 31, 2014		9,809	9,185,714
Term Loan, 5.97%, Maturing December 31, 2014		13,060	12,231,134
Term Loan, 5.98%, Maturing December 31, 2013		19	17,833
Term Loan, 5.98%, Maturing December 31, 2013		33	32,083
Black Press US Partnership
Term Loan, 2.47%, Maturing August 2, 2013		814	749,175
Term Loan, 2.47%, Maturing August 2, 2013		1,341	1,233,934
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		23,879	21,931,110
Endurance International Group, Inc. (The)
Term Loan - Second Lien, 11.00%, Maturing October 20, 2018		3,125	3,140,625
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		4,841	1,594,772
Term Loan, 2.25%, Maturing August 28, 2014		15,423	5,081,411
Term Loan, 2.50%, Maturing August 28, 2014		9,206	3,033,154
Getty Images, Inc.
Term Loan, 4.00%, Maturing November 2, 2015		6,468	6,485,877
Term Loan, 5.25%, Maturing November 7, 2016		42,025	42,217,621
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014		1,614	1,287,399
Term Loan, 3.62%, Maturing August 7, 2014		15,486	12,349,949
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,270,449
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		64,750	62,321,807
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,634	1,585,225
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		11,854	11,350,435
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014		277	237,805
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		17,229	15,485,170
Nielsen Finance LLC
Term Loan, 3.50%, Maturing May 2, 2016		35,315	35,325,919
Term Loan, 4.00%, Maturing May 2, 2016		3,724	3,727,000
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013		870	869,344
Term Loan, 3.75%, Maturing September 30, 2013		1,759	1,757,007

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing September 19, 2012		1,627	$1,629,937
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		1,800	1,080,263
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		3,991	3,831,735
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		631	581,886
Term Loan, 8.00%, Maturing September 29, 2014		841	775,848

			$332,279,942

Radio and Television — 3.0%
Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016		16,634	$12,600,327
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		52,068	52,419,902
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		6,435	6,462,349
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		16,585	16,605,362
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		2,563	2,545,996
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		4,965	5,002,475
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		6,940	6,992,176
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015		11,608	11,482,371
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,736	3,736,005
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,781	10,780,989
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,831	9,732,396
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		12,548	12,485,509
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,745	8,774,105
Tyrol Acquisitions 2 SAS
Term Loan, 4.16%, Maturing January 29, 2016(5)	EUR	5,000	5,283,029
Term Loan, 4.16%, Maturing January 29, 2016(5)	EUR	10,634	11,264,190
Term Loan, 4.16%, Maturing January 29, 2016(5)	EUR	10,636	11,266,780
Univision Communications Inc.
Term Loan, 2.25%, Maturing September 29, 2014		7,816	7,683,556
Term Loan, 4.50%, Maturing March 31, 2017		58,036	55,763,191
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,720,341

			$266,601,049

Retailers (Except Food and Drug) — 3.4%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		12,041	$12,094,885
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		7,175	7,246,750
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		16,341	16,258,655

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		11,725	$11,768,969
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		40,556	40,181,876
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		22,800	22,650,693
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		4,629	4,654,834
Term Loan, 5.00%, Maturing July 29, 2016		21,592	21,713,756
National Vision, Inc.
Term Loan, Maturing August 10, 2018(2)		8,575	8,446,375
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		41,075	40,849,539
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,698,780
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		11,692	11,677,265
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		2,785	2,773,500
Term Loan, 2.80%, Maturing July 24, 2014		29,835	29,710,954
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	19,748,981
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	86	85,751
Term Loan, 2.94%, Maturing March 9, 2015	EUR	336	333,444
Term Loan, 2.94%, Maturing March 9, 2015	EUR	9,880	9,795,939
Term Loan, 3.57%, Maturing March 8, 2016	EUR	86	85,743
Term Loan, 3.57%, Maturing March 8, 2016	EUR	336	333,444
Term Loan, 3.57%, Maturing March 8, 2016	EUR	9,880	9,795,939
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	13	10,420
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	88	72,940
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	900	750,236

			$305,739,668

Steel — 0.5%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,087	$23,145,110
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,799	7,788,996
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		6,950	7,010,812
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,825	6,842,063

			$44,786,981

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$27,984,000
Term Loan, 3.75%, Maturing March 9, 2018		30,457	30,272,532
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2016		1,313	1,317,422
Term Loan, 5.00%, Maturing December 21, 2017		21,538	21,712,960

			$81,286,914

Telecommunications — 3.8%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,012	$12,785,608

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,856	$6,821,471
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		16,942	16,931,718
Eircom Finco S.a.r.l.
Term Loan, 4.66%, Maturing September 30, 2017	EUR	9,132	8,300,305
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		88,363	88,611,549
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		4,126	4,030,587
Term Loan, 3.15%, Maturing May 31, 2014	GBP	316	483,593
Macquarie UK Broadcast Limited
Term Loan, 2.81%, Maturing July 1, 2014	GBP	6,000	8,594,055
Term Loan, 3.06%, Maturing December 1, 2014	GBP	14,352	20,533,232
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,989	1,987,669
Term Loan, 4.00%, Maturing March 16, 2018		79,877	79,537,075
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,739	8,702,689
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,685	4,678,949
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,700	3,626,000
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		9,531	9,525,100
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,950	21,922,563
Telesat, LLC
Term Loan, 4.25%, Maturing March 28, 2019		34,775	34,700,477
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		8,986	9,019,948

			$340,792,588

Utilities — 2.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		27,657	$27,748,530
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,441	8,472,611
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		9,680	9,727,954
Term Loan, 4.50%, Maturing April 2, 2018		30,831	30,980,413
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		4,788	4,789,997
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		9,435	9,697,383
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		12,704	13,218,118
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		8,791	8,790,604
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019		12,150	12,119,625
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,670	34,791,799

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017		50,113	$32,009,421

			$192,346,455

Total Senior Floating-Rate Interests (identified cost $8,401,680,249)			$8,323,289,242

Corporate Bonds & Notes — 2.2%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(4)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(7)		4,000	$3,950,000

			$3,950,000

Chemicals and Plastics — 0.5%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$2,055,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)(8)	EUR	8,000	9,744,766
8.375%, 2/15/19(7)		15,250	15,840,937
7.50%, 5/1/20(7)		9,525	9,715,500
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,400,000

			$42,756,203

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(9)	GBP	6,500	$9,324,790

			$9,324,790

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)		184	$156,179

			$156,179

Electronics/Electrical — 0.0%(4)
NXP BV/NXP Funding, LLC
3.205%, 10/15/13(8)		75	$75,000

			$75,000

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(7)		2,325	$2,563,313
7.125%, 9/1/18(7)		2,325	2,641,781

			$5,205,094

Financial Intermediaries — 0.2%
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(7)	EUR	6,500	$8,197,538
6.625%, 7/1/20(7)		9,000	9,382,500

			$17,580,038

Health Care — 0.0%(4)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,135,000

			$3,135,000

21

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)		6,750	$7,543,125
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)		8,250	8,580,000

			$16,123,125

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)		25,250	$25,407,813

			$25,407,813

Radio and Television — 0.0%(4)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		2,844	$3,043,080

			$3,043,080

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,180,000
Sunrise Communications International SA, Sr. Notes
5.128%, 12/31/17(7)	EUR	3,000	3,755,795

			$12,935,795

Utilities — 0.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)		28,200	$31,513,500
7.875%, 1/15/23(7)		26,100	29,819,250

			$61,332,750

Total Corporate Bonds & Notes (identified cost $189,876,046)			$201,024,867

Asset-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(8)		$516	$448,945
Avalon Capital Ltd. 3, Series 1A, Class D, 2.417%, 2/24/19(7)(8)		884	718,072
Babson Ltd., Series 2005-1A, Class C1, 2.405%, 4/15/19(7)(8)		1,129	857,141
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.888%, 8/11/16(7)(8)		1,500	1,419,017
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.968%, 3/8/17(7)(8)		985	870,884
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.405%, 1/15/18(7)(8)		2,000	1,470,055

Total Asset-Backed Securities (identified cost $6,986,789)			$5,784,114

Common Stocks — 0.6%

Security	Shares		Value
Automotive — 0.0%(4)
Dayco Products, LLC(10)(11)		88,506	$3,009,204

			$3,009,204

22

Security	Shares	Value
Building and Development — 0.0%(4)
United Subcontractors, Inc.(6)(10)(11)	3,646	$148,216

		$148,216

Diversified Manufacturing — 0.0%(4)
MEGA Brands, Inc.(11)	19,081	$119,495

		$119,495

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(11)(12)	2,484	$226,044

		$226,044

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(10)(11)	692	$66,112

		$66,112

Food Service — 0.0%(4)
Buffets Restaurants Holdings Inc.(6)(10)(11)	364,532	$3,313,596

		$3,313,596

Home Furnishings — 0.0%(4)
Oreck Corp.(6)(10)(11)	14,217	$816,056
Sanitec Europe Oy B Units(6)(10)(11)	235,094	1,518,613
Sanitec Europe Oy E Units(6)(10)(11)	230,960	0

		$2,334,669

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(6)(10)(11)	414,634	$12,646,337

		$12,646,337

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(10)(11)	206,125	$2,336,079

		$2,336,079

Publishing — 0.3%
Ion Media Networks, Inc.(6)(10)(11)	28,605	$21,120,502
MediaNews Group, Inc.(6)(10)(11)	162,730	3,493,812
Source Interlink Companies, Inc.(6)(10)(11)	5,725	33,606
Star Tribune Media Holdings Co.(10)(11)	30,631	850,010
SuperMedia, Inc.(10)(11)	53,719	123,553

		$25,621,483

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	2,310	$7,016,625

		$7,016,625

Total Common Stocks (identified cost $34,389,740)		$56,837,860

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	569	$35,847

Total Preferred Stocks (identified cost $9,958)		$35,847

23

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	112	$340,200

		$340,200

Telecommunications — 0.0%
ERC Luxembourg Holdings, Ltd., Expires 06/11/32(6)(10)(11)	21,381	$0

		$0

Total Warrants (identified cost $192,476)		$340,200

Short-Term Investments — 4.4%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$358,639	$358,638,976
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/31/12	35,880	35,879,987

Total Short-Term Investments (identified cost $394,518,963)		$394,518,963

Total Investments — 100.3% (identified cost $9,027,654,221)		$8,981,831,093

Less Unfunded Loan Commitments — (0.2)%		$(15,246,639)

Net Investments — 100.1% (identified cost $9,012,407,582)		$8,966,584,454

Other Assets, Less Liabilities — (0.1)%		$(14,067,265)

Net Assets — 100.0%		$8,952,517,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

24

(2)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Amount is less than 0.05%.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $173,990,987 or 1.9% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $239,486.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,013,892,063

Gross unrealized appreciation	$95,242,785
Gross unrealized depreciation	(142,550,394)

Net unrealized depreciation	$(47,307,609)

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$261,891

25

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/31/12	British Pound Sterling 50,550,489	United States Dollar 79,004,601	JPMorgan Chase Bank NA	$(249,665)
8/31/12	Euro 55,955,773	United States Dollar 69,886,522	Citibank NA	1,016,427
8/31/12	Euro 5,200,000	United States Dollar 6,388,465	Citibank NA	(11,670)
9/28/12	British Pound Sterling 25,817,034	United States Dollar 40,149,877	Goldman Sachs International	(326,150)
9/28/12	Euro 65,499,443	United States Dollar 81,679,443	HSBC Bank USA	1,033,647
9/28/12	Swiss Franc 536,998	United States Dollar 544,679	JPMorgan Chase Bank NA	(6,116)
9/28/12	Swiss Franc 15,705,466	United States Dollar 16,325,645	State Street Bank and Trust Co.	216,665
10/31/12	British Pound Sterling 19,104,648	United States Dollar 30,036,805	HSBC Bank USA	84,175
10/31/12	Euro 67,162,459	United States Dollar 83,121,603	Deutsche Bank AG	390,515

				$2,147,828

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$60,000	Receives	3-month USD- LIBOR-BBA	0.98%	6/24/14	$(675,342)
Citibank NA	60,000	Receives	3-month USD- LIBOR-BBA	1.81	6/24/16	(2,890,423)

						$(3,565,765)

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

26

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$2,741,429	$(593,601)

		$2,741,429	$(593,601)

Interest Rate	Swap contracts	$—	$(3,565,765)

		$—	$(3,565,765)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,301,059,526	$6,983,077	$8,308,042,603
Corporate Bonds & Notes	—	200,868,688	156,179	201,024,867
Asset-Backed Securities	—	5,784,114		5,784,114
Common Stocks	243,048	13,211,918	43,382,894	56,837,860
Preferred Stocks	—	—	35,847	35,847
Warrants	—	340,200	0	340,200
Short-Term Investments	—	394,518,963	—	394,518,963
Total Investments	$243,048	$8,915,783,409	$50,557,997	$8,966,584,454
Forward Foreign Currency Exchange Contracts	$—	$2,741,429	$—	$2,741,429
Total	$243,048	$8,918,524,838	$50,557,997	$8,969,325,883

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(593,601)	$—	$(593,601)
Swap Contracts	—	(3,565,765)	—	(3,565,765)
Total	$—	$(4,159,366)	$—	$(4,159,366)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2012 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $2,585,293,166 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 121.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Booz Allen Hamilton Inc.
Term Loan, Maturing July 31, 2019(2)		3,250	$3,217,500
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014		8,736	8,736,048
Term Loan, 5.45%, Maturing July 31, 2014		7,267	7,266,774
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,535	1,538,336
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,338	4,572,567
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		7,381	7,286,894
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		2,156	2,132,769
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		2,114	2,119,661
Term Loan, 4.00%, Maturing February 14, 2017		16,247	16,300,155
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,015	1,016,161
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		1,781	1,767,953

			$55,954,818

Air Transport — 0.2%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		2,424	$2,236,156
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014		4,189	4,031,831

			$6,267,987

Automotive — 5.8%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		14,775	$14,754,094
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,216	1,183,897
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		29,467	29,978,482
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,504	1,507,981
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		12,872	12,270,275
Term Loan, 2.19%, Maturing December 28, 2015		7,475	7,126,071
Financiere Truck Investissement SAS
Term Loan, 0.00%, Maturing February 15, 2013(3)	GBP	442	645,871
Term Loan, 2.57%, Maturing February 15, 2013	EUR	634	726,840
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		28,075	27,808,288
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		6,445	6,477,146

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	11,263	$11,270,147
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,404	2,405,489
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	3,554	3,560,596
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	2,000	2,015,000
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	9,347	9,390,436
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	2,952	2,951,722
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	958	965,683
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	1,060	1,026,700
Term Loan, 2.50%, Maturing July 31, 2014	7,398	7,168,098
Term Loan, 5.50%, Maturing July 31, 2014	2,893	2,871,054
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	5,000	4,675,000

		$150,778,870

Beverage and Tobacco — 0.0%(4)
Maine Beverage Company
Term Loan, 2.21%, Maturing March 31, 2013	208	$204,455

		$204,455

Building and Development — 1.8%
401 North Wabash Venture LLC
Term Loan, 6.75%, Maturing August 1, 2013	3,142	$3,142,273
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	4,704	4,694,646
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)	666	626,180
Term Loan, 6.50%, Maturing August 6, 2015	6,106	5,892,416
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	8,677	8,703,863
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	2,872	2,843,308
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	6,425	6,071,843
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	3,926	3,926,462
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	150	143,904
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	1,247	1,254,668
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014	4,815	4,742,593
Tishman Speyer U.S. Office, Inc.
Term Loan, Maturing January 8, 2014(2)	4,925	4,900,375

		$46,942,531

Business Equipment and Services — 10.6%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,294	$1,298,351
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	3,668	3,686,654

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 5.75%, Maturing March 1, 2018	14,535	$14,589,078
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	15,084	15,053,641
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 15, 2015	11,853	10,420,591
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	1,383	1,379,044
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,510	1,506,515
Term Loan, 3.00%, Maturing February 21, 2015	1,390	1,318,646
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	4,475	4,469,401
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	992	934,429
Term Loan, 3.73%, Maturing February 7, 2014	1,075	1,018,167
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	13,540	13,590,458
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	2,874	2,881,450
Catalina Marketing Corporation
Term Loan, 3.00%, Maturing October 1, 2014	992	961,996
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	3,293	3,045,881
Corporate Executive Board Company, The
Term Loan, Maturing July 2, 2019(2)	2,050	2,060,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	2,091	2,088,320
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016	4,986	4,247,843
Term Loan, 8.25%, Maturing March 29, 2018	10,073	9,657,159
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	7,000	6,991,250
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	9,177	9,219,058
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	1,646	1,658,219
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	8,209	8,127,228
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	4,043	4,050,871
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	11,682	11,766,879
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017	5,422	5,438,040
Term Loan, 6.25%, Maturing December 28, 2017	2,164	2,173,593
Term Loan - Second Lien, 10.46%, Maturing June 11, 2018	2,500	2,525,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	4,612	4,568,981
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	2,160	2,154,600
Mitchell International, Inc
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015	1,000	982,500
Monitronics International Inc
Term Loan, 5.50%, Maturing March 16, 2018	2,269	2,289,169

3

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		22,300	$22,348,948
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014		17,549	17,180,291
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,926	1,926,828
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	2,003,750
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,404	1,407,134
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 26, 2016		24,078	24,128,561
Term Loan, 4.00%, Maturing February 28, 2017		10,961	10,968,052
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		916	912,316
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		11,339	11,438,556
Travelport LLC
Term Loan, 4.96%, Maturing August 21, 2015		2,922	2,679,199
Term Loan, 4.96%, Maturing August 21, 2015		5,549	5,086,807
Term Loan, 4.96%, Maturing August 21, 2015		9,092	8,335,106
Term Loan, 5.06%, Maturing August 21, 2015	EUR	740	822,022
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		350	350,011
Term Loan, 6.00%, Maturing July 28, 2017		2,284	2,286,405
West Corporation
Term Loan, 4.50%, Maturing July 15, 2016		1,809	1,806,638
Term Loan, 4.59%, Maturing July 15, 2016		5,146	5,139,991

			$274,973,877

Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		6,525	$6,565,781
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		2,000	2,100,000
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,733	2,748,182
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,047	1,048,684
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		25,536	25,314,552
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		2,668	2,663,263
Term Loan, 4.00%, Maturing May 15, 2019		10,997	11,000,946
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,383	1,386,123
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		7,043	7,008,079
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		2,825	2,822,254
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	3,467	3,685,644
Term Loan, 3.32%, Maturing March 4, 2016	EUR	3,467	3,685,644
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,857	1,819,925
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,308	3,299,231

4

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,695	$5,524,038
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,869	2,850,130
UPC Broadband Holding B.V.
Term Loan, 4.13%, Maturing December 31, 2016	EUR	7,221	8,788,362
UPC Financing Partnership
Term Loan, 3.75%, Maturing December 30, 2016		453	448,817
Term Loan, 3.75%, Maturing December 29, 2017		11,593	11,498,590
Term Loan, 4.75%, Maturing December 29, 2017		2,500	2,506,250

			$106,764,495

Chemicals and Plastics — 5.3%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,357	$2,369,408
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		3,001	3,023,645
Chemtura Corp
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,617,064
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		5,550	5,536,125
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,194	1,190,386
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,514	1,514,823
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		4,959	4,980,510
Huntsman International, LLC
Term Loan, 2.84%, Maturing April 19, 2017		3,503	3,481,782
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		30,149	29,605,662
Momentive Performance Materials GmbH
Term Loan, 3.66%, Maturing May 5, 2015	EUR	2,805	3,210,219
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		1,746	1,661,980
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		5,796	5,560,406
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		4,686	4,580,748
Term Loan, 4.25%, Maturing May 5, 2015		2,080	2,033,259
Term Loan, 4.25%, Maturing May 5, 2015		3,800	3,648,000
Term Loan, 4.40%, Maturing May 5, 2015	EUR	716	850,078
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		266	266,912
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		7,302	7,347,730
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,158	5,187,939
Schoeller Arca Systems Holding B.V.
Term Loan, 5.17%, Maturing November 16, 2015	EUR	289	248,949
Term Loan, 5.17%, Maturing November 16, 2015	EUR	824	709,799
Term Loan, 5.17%, Maturing November 16, 2015	EUR	887	763,812
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,505	1,512,503

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Styron S.A.R.L., LLC
Term Loan, 6.08%, Maturing August 2, 2017	6,994	$6,530,181
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019	3,993	4,009,967
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	1,746	1,716,739
Term Loan, 4.25%, Maturing February 8, 2018	6,404	6,291,509
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	26,766	26,643,676

		$137,093,811

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	3,375	$3,382,735
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018	1,436	1,439,089
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)	2,125	2,136,953

		$6,958,777

Conglomerates — 2.2%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	568	$571,294
Term Loan, 7.75%, Maturing September 22, 2014	571	574,320
Term Loan, 8.25%, Maturing September 22, 2014	228	228,233
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	16,629	16,761,584
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	4,984	4,859,144
Term Loan, 5.50%, Maturing October 18, 2017	4,913	4,888,124
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	3,139	3,127,465
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,000	995,000
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	5,135	5,161,890
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	19,760	19,562,386

		$56,729,440

Containers and Glass Products — 2.6%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	17,625	$17,264,020
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	894	893,884
Term Loan, 4.50%, Maturing February 23, 2018	8,866	8,869,556
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	1,184	1,207,986
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	5,500	5,493,125
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	12,476	12,615,998
Term Loan, 6.50%, Maturing August 9, 2018	13,185	13,354,271
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	735	745,477
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	6,575	6,591,438

		$67,035,755

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,875	$14,906,610
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014	1,858	1,760,804
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019	1,164	1,175,189

		$17,842,603

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,494	$2,459,461
Term Loan, 5.50%, Maturing February 10, 2017	4,900	4,806,449
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	2,183	2,197,484
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	758	761,169
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,847	1,849,640
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	3,694	3,699,279
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	2,540	2,543,255

		$18,316,737

Ecological Services and Equipment — 0.0%(4)
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)	57	$58,814
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	994	987,815

		$1,046,629

Electronics/Electrical — 9.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	10,989	$10,762,317
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	5,274	5,230,920
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	16,325	16,327,547
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	1,103	1,100,732
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	13,420	13,432,253
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	3,764	3,759,723
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	8,473	8,430,641
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	8,447	8,409,219
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	2,150	2,146,869
Term Loan, 5.50%, Maturing May 31, 2016	2,665	2,662,083
FCI International
Term Loan, 3.72%, Maturing November 1, 2013	391	386,283
Term Loan, 3.72%, Maturing November 1, 2013	391	386,283

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 3.72%, Maturing November 1, 2013	406	$401,240
Term Loan, 3.72%, Maturing November 1, 2013	406	401,240
Term Loan, 3.72%, Maturing November 1, 2013	1,573	1,555,833
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016	10,834	10,210,755
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	2,652	2,320,730
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018	27,107	27,399,304
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	5,225	5,164,588
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	7,850	7,820,795
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	2,581	2,590,177
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,925	11,805,316
Term Loan, 5.50%, Maturing March 3, 2017	2,754	2,762,221
Term Loan, 5.25%, Maturing March 19, 2019	4,264	4,258,982
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	5,283	5,055,449
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	9,177	8,889,989
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014	2,717	2,673,235
Semtech Corp
Term Loan, 4.25%, Maturing March 20, 2017	1,072	1,075,663
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	9,841	9,836,105
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	10,397	10,163,035
Term Loan, 5.00%, Maturing March 10, 2016	900	903,375
Shield Finance Co S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	4,100	4,100,000
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	695	701,263
Term Loan, 6.50%, Maturing May 26, 2017	2,933	2,960,063
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	3,591	3,628,705
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,092	1,099,291
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	1,034	1,031,656
Term Loan, 5.00%, Maturing June 7, 2019	9,991	9,978,977
Sunquest Information Systems, Inc.
Term Loan, 6.55%, Maturing December 16, 2016	2,648	2,648,250
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,801	4,815,878
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	9,053	9,054,740
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,592	5,560,669

		$233,902,394

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 1.2%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	8,378	$8,367,733
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,488,938
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	17,400	17,530,500

		$30,387,171

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.75%, Maturing February 11, 2016	1,442	$1,445,722

		$1,445,722

Financial Intermediaries — 4.8%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	8,300	$8,341,961
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	1,757	1,747,760
Term Loan, 3.75%, Maturing September 4, 2019	892	887,952
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	9,737	9,651,828
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	4,274	4,152,445
Term Loan, 3.00%, Maturing September 24, 2014	7,004	6,804,406
Term Loan, 3.00%, Maturing September 24, 2014	12,489	12,161,291
Term Loan, 4.25%, Maturing March 23, 2018	4,755	4,447,125
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	1,266	1,215,366
Term Loan, 4.25%, Maturing December 5, 2016	1,308	1,286,948
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	4,888	4,888,125
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,149	2,148,969
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,087,486
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	2,123	2,063,854
Term Loan, 4.00%, Maturing March 29, 2019	8,579	8,546,331
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,906	1,915,279
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	2,225	2,236,599
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017	20,508	20,419,927
Term Loan, 5.95%, Maturing May 13, 2017	6,004	5,991,953
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,411,375
Oz Management LP
Term Loan, 1.75%, Maturing November 15, 2016	3,491	3,018,410
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(5)	23	18,533
Term Loan, 7.00%, Maturing December 10, 2015(5)	716	562,828
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,759	7,768,718
Term Loan, 4.00%, Maturing November 9, 2018	6,087	6,089,830

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Springleaf Financial Funding Company
Term Loan, 5.50%, Maturing May 10, 2017	2,000	$1,910,834
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	1,247	1,249,472

		$125,025,605

Food Products — 4.6%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	1,583	$1,547,164
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	4,025	4,022,484
Dean Foods Company
Term Loan, 1.63%, Maturing April 2, 2014	8,745	8,662,793
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	26,284	25,889,173
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,841	2,848,866
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018	4,475	4,486,188
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	3,462	3,471,007
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	9,335	9,241,578
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	3,009	3,010,101
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	26,809	26,851,327
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	2,677	2,692,790
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014	10,135	10,122,114
Term Loan, 4.75%, Maturing October 17, 2018	5,262	5,260,497
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	5,084	5,097,980
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017	4,987	4,887,200

		$118,091,262

Food Service — 5.4%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016	20,997	$20,949,564
Term Loan, 3.50%, Maturing July 26, 2016	441	440,381
Term Loan, 3.50%, Maturing July 26, 2016	888	885,620
Term Loan, 3.65%, Maturing July 26, 2016	5,581	5,568,418
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019	1,775	1,739,500
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016	22,301	22,373,406
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017	6,427	6,447,908
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	20,587	20,515,350
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018	6,160	6,187,767
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018	1,771	1,786,055

10

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		1,746	$1,730,286
Term Loan, 2.56%, Maturing June 14, 2014		18,144	17,975,883
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		1,675	1,687,562
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		945	944,131
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		2,432	2,359,900
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		7,181	6,878,103
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		13,192	13,182,268
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		9,275	9,293,355

			$140,945,457

Food/Drug Retailers — 4.3%
Alliance Boots Holdings Limited
Term Loan, 3.11%, Maturing July 9, 2015	EUR	1,749	$2,062,057
Term Loan, 3.54%, Maturing July 9, 2015	GBP	19,700	29,183,592
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		21,666	21,679,574
Iceland Foods Group Limited
Term Loan, 5.16%, Maturing April 12, 2019	EUR	2,725	3,389,627
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		24,065	23,637,852
Term Loan, 4.50%, Maturing March 2, 2018		11,853	11,734,242
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		1,496	1,488,731
Term Loan, 6.00%, Maturing April 18, 2018		6,750	6,716,175
Supervalu Inc.
Term Loan, 5.00%, Maturing April 28, 2018		11,803	11,759,635

			$111,651,485

Health Care — 14.8%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		1,247	$1,244,278
Term Loan, 4.75%, Maturing June 30, 2017		1,517	1,516,902
Term Loan, 4.75%, Maturing June 30, 2017		13,880	13,875,956
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		3,475	3,249,448
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		4,573	4,584,608
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		4,342	4,345,648
Term Loan, 8.50%, Maturing April 4, 2017		4,342	4,345,648
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		17,221	17,197,907
BSN Medical Acquisition Holding GmbH
Term Loan, Maturing July 27, 2019(2)		2,275	2,290,167
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2016		5,771	5,771,250
Term Loan, 5.25%, Maturing September 15, 2017		3,138	3,151,739
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016		1,566	1,567,733

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014	22,587	$22,544,536
Term Loan, 3.97%, Maturing January 25, 2017	9,792	9,745,070
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013	386	381,345
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	1,476	1,477,589
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015	7,597	7,122,364
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,543	6,569,409
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016	6,243	6,225,417
Term Loan, 6.25%, Maturing September 15, 2017	4,589	4,608,575
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,438	9,113,982
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,519	2,528,921
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	19,914	19,946,387
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014	353	352,504
Term Loan, 3.50%, Maturing September 10, 2014	617	617,483
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	13,617	13,628,493
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	3,407	3,398,860
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017	20,311	20,051,026
Term Loan, 3.50%, Maturing May 1, 2018	13,788	13,605,167
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	18,352	18,383,400
Hologic, Inc.
Term Loan, Maturing July 19, 2019(2)	7,375	7,428,779
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	2,854	2,852,059
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018	4,953	4,986,699
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	12,692	11,919,021
Term Loan, 6.75%, Maturing May 15, 2018	3,539	3,322,471
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	6,509	6,275,781
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	14,434	14,664,674
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,200	2,211,000
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	3,944	3,970,646
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	2,441	2,343,745
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	14,193	14,169,779
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	4,688	4,664,809

12

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		6,777	$6,569,805
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		6,143	6,226,065
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018		900	898,875
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		7,504	7,466,786
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		11,605	11,427,741
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		2,300	2,300,720
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	946	1,125,626
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		10,000	10,043,750
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		8,736	8,512,008
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,949	2,953,437
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		1,150	1,154,888
Term Loan, 4.75%, Maturing February 13, 2019		2,594	2,602,168
Term Loan, Maturing February 13, 2019(2)		2,000	2,007,500
Vanguard Health Holding Co II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		4,715	4,707,985
VWR Funding, Inc.
Term Loan, 2.66%, Maturing June 27, 2014	EUR	1,237	1,515,569
Term Loan, 2.75%, Maturing June 30, 2014		9,703	9,690,903
Term Loan, 4.50%, Maturing April 3, 2017		877	879,328
Term Loan, 4.66%, Maturing April 3, 2017	EUR	1,237	1,514,301

			$383,848,730

Home Furnishings — 0.3%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		1,077	$1,017,438
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		3,845	3,849,697
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		1,300	1,293,500
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(5)		237	212,914
Sofia III S.a.r.l.
Term Loan, 2.66%, Maturing June 24, 2016	EUR	2,243	2,438,609

			$8,812,158

Industrial Equipment — 2.5%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		11,662	$11,694,389
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		4,957	4,808,664
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		5,575	5,616,813
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		6,450	6,458,063

13

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018		12,027	$12,101,889
Kinetek Acquistions Corporation
Term Loan, 2.72%, Maturing November 11, 2013		776	772,604
Term Loan, 2.75%, Maturing November 11, 2013		79	78,360
Kion Group GMBH
Term Loan, 2.25%, Maturing December 23, 2014(6)		1,814	1,656,818
Term Loan, 4.24%, Maturing December 23, 2014(6)	EUR	1,304	1,468,108
Term Loan, 2.84%, Maturing December 23, 2015(6)		1,814	1,656,817
Term Loan, 4.15%, Maturing December 29, 2015(6)	EUR	1,285	1,446,333
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,639	1,636,176
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		2,175	2,185,210
Tank Intermediate Holding Corp.
Term Loan, 7.75%, Maturing June 28, 2019		4,000	3,950,000
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		7,183	7,250,366
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		1,494	1,511,485

			$64,292,095

Insurance — 4.1%
Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(3)		5,000	$4,662,500
Term Loan, 3.46%, Maturing August 21, 2014		933	934,462
Term Loan, 6.75%, Maturing August 21, 2014		1,908	1,926,849
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		7,250	7,250,000
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		12,275	12,213,625
Applied Systems, Inc
Term Loan, 5.50%, Maturing December 8, 2016		2,219	2,213,889
Term Loan, 5.50%, Maturing December 8, 2016		2,969	2,967,883
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		33,283	33,250,150
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		3,645	3,781,588
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,031	3,035,007
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		6,257	6,287,982
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		14,547	14,559,413
Term Loan, 6.75%, Maturing December 13, 2017		1,313	1,322,259
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		991	988,292
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		10,081	9,976,611

			$105,370,510

Leisure Goods/Activities/Movies — 4.9%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		6,309	$6,315,427
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016		4,857	4,851,692
Term Loan, 4.25%, Maturing February 22, 2018		4,582	4,572,823

14

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		6,429	$6,411,543
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016		12,538	12,520,103
Bright Horizons Family Solutions, Inc.
Term Loan, 5.25%, Maturing May 23, 2017		6,234	6,249,961
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,444	6,459,093
Cinemark USA, Inc.
Term Loan, 3.54%, Maturing April 29, 2016		4,832	4,840,913
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		3,848	3,864,350
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		1,126	1,127,312
Fender Musical Instruments Corporation
Term Loan, 2.50%, Maturing June 9, 2014		254	249,129
Term Loan, 2.50%, Maturing June 9, 2014		502	493,051
Kasima, LLC
Term Loan, 4.22%, Maturing March 10, 2015		3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017		2,963	2,973,609
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		9,205	9,164,650
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.50%, Maturing July 21, 2017		4,224	4,210,655
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017		6,178	6,154,267
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014(5)		2,725	2,183,978
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(5)		2,825	1,203,732
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		19,065	19,047,150
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		7,075	7,071,130
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		3,681	3,722,109
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,903	2,818,552
Term Loan, 9.25%, Maturing June 19, 2015		5,985	6,014,686

			$126,354,466

Lodging and Casinos — 2.1%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,594	$2,598,363
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,799	5,823,532
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		975	986,822
Term Loan, 5.50%, Maturing January 26, 2018		16,362	14,457,245
Gala Group LTD
Term Loan, 5.58%, Maturing May 30, 2018	GBP	9,725	13,951,320
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,395	2,405,164
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016		1,549	1,508,295
Term Loan, 2.84%, Maturing November 23, 2016		6,133	6,040,590

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014	873	$582,898
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	4,514	4,517,921
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	399	400,995

		$53,273,145

Nonferrous Metals/Minerals — 1.7%
Arch Coal Inc
Term Loan, 5.75%, Maturing May 16, 2018	13,525	$13,360,171
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	16,134	16,065,679
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	4,663	4,689,544
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	1,762	1,752,218
Term Loan, 4.00%, Maturing March 10, 2017	3,731	3,710,574
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016	3,207	3,214,928

		$42,793,114

Oil and Gas — 3.3%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	6,501	$6,541,631
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	435	439,983
Term Loan, 9.00%, Maturing June 23, 2017	5,831	5,907,532
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,525	5,598,665
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	19,100	18,861,250
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016	12,108	10,504,077
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,504	8,556,836
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,176	3,186,322
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	13,096	13,161,178
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	248	250,489
Term Loan, 6.50%, Maturing April 20, 2017	406	410,096
Term Loan, 6.50%, Maturing April 20, 2017	3,065	3,094,874
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014	1,418	1,427,918
Term Loan, 3.25%, Maturing November 14, 2014	63	61,957
Term Loan, 3.25%, Maturing November 14, 2014	6,412	6,295,919

		$84,298,727

Publishing — 4.3%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	10,050	$9,917,780

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 31, 2014	2,251	$2,108,250
Term Loan, 5.97%, Maturing December 31, 2014	3,440	3,221,474
Term Loan, 5.97%, Maturing December 31, 2014	3,518	3,294,773
Term Loan, 8.22%, Maturing June 30, 2016	1,290	1,064,332
Black Press US Partnership
Term Loan, 2.47%, Maturing August 2, 2013	410	377,278
Term Loan, 2.47%, Maturing August 2, 2013	675	621,399
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014	5,899	5,418,236
Endurance International Group, Inc. (The)
Term Loan - Second Lien, 11.00%, Maturing October 20, 2018	1,125	1,130,625
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014	2,030	668,902
Term Loan, 2.25%, Maturing August 28, 2014	4,764	1,569,469
Term Loan, 2.50%, Maturing August 28, 2014	4,160	1,370,596
Getty Images, Inc.
Term Loan, 4.00%, Maturing November 2, 2015	1,474	1,478,398
Term Loan, 5.25%, Maturing November 7, 2016	4,618	4,638,788
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014	401	320,021
Term Loan, 3.62%, Maturing August 7, 2014	3,849	3,069,945
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018	11,927	11,944,458
Laureate Education, Inc.
Term Loan, 3.46%, Maturing August 17, 2014	452	437,989
Term Loan, 3.46%, Maturing August 17, 2014	4,499	4,358,190
Term Loan, 5.25%, Maturing August 15, 2018	22,192	21,360,122
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	665	645,263
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012	5,366	5,137,976
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014	1,433	1,228,658
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014	7,446	6,692,743
Nielsen Finance LLC
Term Loan, 3.50%, Maturing May 2, 2016	13,012	13,016,216
Term Loan, 4.00%, Maturing May 2, 2016	3,116	3,119,100
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(6)	1,747	1,312,665
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)	720	432,105
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	888	852,943
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	125	115,676
Term Loan, 8.00%, Maturing September 29, 2014	167	154,235

		$111,078,605

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016	5,413	$4,100,698
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	25,748	25,922,000

17

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		5,263	$5,285,386
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,683	2,686,494
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		1,392	1,382,233
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,257	2,273,852
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,542	1,553,817
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015		1,712	1,693,476
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,213	1,213,485
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,379	3,379,270
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,932	3,892,471
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		2,525	2,511,878
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,922	1,927,945
Tyrol Acquisitions 2 SAS
Term Loan, 4.16%, Maturing January 29, 2016	EUR	1,009	1,069,185
Term Loan, 4.16%, Maturing January 29, 2016	EUR	1,009	1,069,185
Univision Communications Inc.
Term Loan, 2.25%, Maturing September 29, 2014		2,962	2,912,219
Term Loan, 4.50%, Maturing March 31, 2017		25,827	24,815,883
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,054,016

			$92,743,493

Rail Industries — 0.1%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		2,070	$2,074,987

			$2,074,987

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		12,787	$12,844,413
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		2,650	2,676,500
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,412	4,389,814
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,125	3,136,719
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		15,805	15,659,050
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		13,045	12,959,507
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		5,719	5,751,127
Term Loan, 5.00%, Maturing July 29, 2016		9,500	9,553,438

18

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
National Vision, Inc.
Term Loan, Maturing August 10, 2018(2)		3,150	$3,102,750
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		17,775	17,677,433
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		9,291	9,293,218
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,133	3,128,729
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		712	709,358
Term Loan, 2.80%, Maturing July 24, 2014		10,095	10,052,590
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,327,249
Vivarte SA
Term Loan, 3.07%, Maturing March 9, 2015	EUR	2,640	2,617,274
Term Loan, 3.57%, Maturing March 8, 2016	EUR	2,640	2,617,274
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	22	18,315
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	154	128,202
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	1,582	1,318,652

			$120,961,612

Steel — 0.6%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,754	$4,765,699
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		5,701	5,693,767
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		2,575	2,597,531
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,525	2,531,312

			$15,588,309

Surface Transport — 1.1%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		7,100	$6,816,000
Term Loan, 3.75%, Maturing March 9, 2018		16,492	16,391,875
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		4,794	4,832,810

			$28,040,685

Telecommunications — 5.4%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,965	$3,617,720
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,475	2,462,625
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		4,925	4,922,172
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		38,235	38,342,308
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		1,206	1,177,856
Term Loan, 3.15%, Maturing May 31, 2014	GBP	200	306,326
Macquarie UK Broadcast Limited
Term Loan, 3.06%, Maturing December 1, 2014	GBP	2,508	3,588,384
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,831	29,703,878

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016	1,944	$1,935,548
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015	7,009	7,000,121
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	1,525	1,494,500
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	2,723	2,720,798
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	12,475	12,459,406
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	26,775	26,717,621
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017	3,086	3,097,510

		$139,546,773

Utilities — 2.1%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	6,392	$6,412,705
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	1,128	1,132,350
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	4,243	4,264,689
Term Loan, 4.50%, Maturing April 2, 2018	7,159	7,194,076
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019	1,072	1,072,760
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,489	1,530,157
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	2,754	2,865,647
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	1,940	1,939,826
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019	4,500	4,488,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	8,988	9,019,592
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017	20,673	13,205,158

		$53,125,710

Total Senior Floating-Rate Interests (identified cost $3,162,802,977)		$3,140,563,000

Corporate Bonds & Notes — 2.2%

Security	Principal Amount* (000’s omitted)	Value
Building and Development — 0.0%(4)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(7)	1,000	$987,500

		$987,500

Chemicals and Plastics — 0.6%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20	2,000	$2,055,000

20

Security		Principal Amount* (000’s omitted)	Value
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)	EUR	3,000	$3,654,287
7.50%, 5/1/20(7)		2,375	2,422,500
8.375%, 2/15/19(7)		3,800	3,947,250
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(7)		2,500	2,700,000

			$14,779,037

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)(7)		92	$78,037

			$78,037

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(7)		750	$826,875
7.125%, 9/1/18(7)		750	852,188

			$1,679,063

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)		2,500	$2,621,875

			$2,621,875

Home Furnishings — 0.1%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(7)		2,250	$2,385,000

			$2,385,000

Leisure Goods/Activities/Movies — 0.3%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)		2,250	$2,514,375
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)		4,200	4,368,000

			$6,882,375

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)		5,550	$5,584,687

			$5,584,687

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		2,000	$2,160,000

			$2,160,000

21

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	9,025	$10,085,437
7.875%, 1/15/23(7)	7,875	8,997,188

		$19,082,625

Total Corporate Bonds & Notes (identified cost $52,909,061)		$56,240,199

Asset-Backed Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(7)(8)	$1,000	$946,011

Total Asset-Backed Securities (identified cost $1,000,000)		$946,011

Common Stocks — 0.9%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(9)(10)	48,926	$1,663,484

		$1,663,484

Building and Development — 0.0%(4)
United Subcontractors, Inc.(5)(9)(10)	1,646	$66,916

		$66,916

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(5)(10)(11)	1,242	$113,022

		$113,022

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(5)(9)(10)	250	$23,863

		$23,863

Food Service — 0.0%(4)
Buffets Restaurants Holdings Inc.(5)(9)(10)	115,505	$1,049,940

		$1,049,940

Home Furnishings — 0.0%(4)
Oreck Corp.(5)(9)(10)	4,230	$242,802
Sanitec Europe Oy B Units(5)(9)(10)	157,491	1,017,329
Sanitec Europe Oy E Units(5)(9)(10)	154,721	0

		$1,260,131

Investment Services — 0.0%
Safelite Realty Corp.(5)(10)(11)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(5)(9)(10)	158,338	$4,829,309

		$4,829,309

22

Security	Shares	Value
Lodging and Casinos — 0.1%
Affinity Gaming, LLC(9)(10)	167,709	$1,900,693
Tropicana Entertainment, Inc.(5)(9)(10)	40,751	550,139

		$2,450,832

Publishing — 0.4%
Ion Media Networks, Inc.(5)(9)(10)	13,247	$9,780,922
MediaNews Group, Inc.(5)(9)(10)	66,239	1,422,149
Source Interlink Companies, Inc.(5)(9)(10)	2,290	13,442
Star Tribune Media Holdings Co.(9)(10)	6,089	168,970
SuperMedia, Inc.(9)(10)	16,600	38,180

		$11,423,663

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(9)(10)	505	$1,533,938

		$1,533,938

Total Common Stocks (identified cost $14,225,507)		$24,415,098

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(11)	284	$17,892

Total Preferred Stocks (identified cost $4,970)		$17,892

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(9)(10)	5	$15,188

Total Warrants (identified cost $8,593)		$15,188

Short-Term Investments — 2.7%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(12)	$52,913	$52,913,099
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	16,445	16,445,214

Total Short-Term Investments (identified cost $69,358,313)		$69,358,313

Total Investments — 127.3% (identified cost $3,300,309,421)		$3,291,555,701

Less Unfunded Loan Commitments — (0.2)%		$(6,358,926)

23

Value

Net Investments — 127.1% (identified cost $3,293,950,495)	$3,285,196,775

Other Assets, Less Liabilities — (27.1)%	$(699,903,428)

Net Assets — 100.0%	$2,585,293,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $52,971,210 or 2.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $28,713.

24

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/31/12	British Pound Sterling 15,583,656	United States Dollar 24,355,462	JPMorgan Chase Bank	$(76,966)
8/31/12	Euro 10,739,907	United States Dollar 13,413,714	Citibank NA	195,089
8/31/12	Euro 1,500,000	United States Dollar 1,842,827	Citibank NA	(3,366)
9/28/12	British Pound Sterling 7,611,588	United States Dollar 11,837,313	Goldman Sachs International	(96,159)
9/28/12	Euro 13,747,405	United States Dollar 17,143,358	HSBC Bank USA	216,948
10/31/12	British Pound Sterling 11,269,889	United States Dollar 17,718,801	HSBC Bank USA	49,655
10/31/12	Euro 17,944,683	United States Dollar 22,208,699	Deutsche Bank	104,339

				$389,540

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$	15,000	Receives	3-month USD-LIBOR-BBA	0.47%	6/24/14	$(168,835)
Citibank NA		15,000	Receives	3-month USD-LIBOR-BBA	0.47	6/24/16	(722,606)

							$(891,441)

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$566,031	$(176,491)

		$566,031	$(176,491)

Interest Rate	Interest Rate Swaps	$—	$(891,441)

		$—	$(891,441)

25

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,294,301,999

Gross unrealized appreciation	$33,531,683
Gross unrealized depreciation	(42,636,907)

Net unrealized depreciation	$(9,105,224)

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$113,022
Safelite Realty Corp.	9/29/00 -11/10/00	20,048	0	0

Total Common Stocks			$0	$113,022

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$130,914

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$3,129,531,170	$4,672,904	$3,134,204,074
Corporate Bonds & Notes	—	56,162,162	78,037	56,240,199
Asset-Backed Securities	—	946,011	—	946,011
Common Stocks	38,180	5,267,085	19,109,833	24,415,098
Preferred Stocks	—	—	17,892	17,892
Warrants	—	15,188	—	15,188
Short-Term Investments	—	69,358,313	—	69,358,313
Total Investments	$38,180	$3,261,279,929	$23,878,666	$3,285,196,775
Forward Foreign Currency Exchange Contracts	$—	$566,031	$—	$566,031
Total	$38,180	$3,261,845,960	$23,878,666	$3,285,762,806

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(176,491)	$—	$(176,491)
Interest Rate Swaps	—	(891,441)	—	(891,441)
Total	$—	$(1,067,932)	$—	$(1,067,932)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance

Global Dividend Income Fund

July 31, 2012 (Unaudited)

Eaton Vance Global Dividend Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Dividend Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $390,037,306 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

As of the close of business on August 21, 2012, the Fund received its pro-rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of August 22, 2012, the Fund invests directly in securities and maintains the same investment objective.

Global Dividend Income Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.3%

Security	Shares	Value
Aerospace & Defense — 1.5%
United Technologies Corp.	77,000	$5,731,880

		$5,731,880

Automobiles — 0.2%
Bayerische Motoren Werke AG	11,140	$829,075

		$829,075

Beverages — 1.4%
Anheuser-Busch InBev NV	70,000	$5,538,610

		$5,538,610

Building Products — 0.8%
Compagnie de Saint-Gobain	105,000	$3,161,872

		$3,161,872

Chemicals — 2.5%
BASF SE	15,755	$1,150,186
Linde AG	21,000	3,123,337
LyondellBasell Industries NV, Class A	75,000	3,339,750
PPG Industries, Inc.	20,000	2,189,200

		$9,802,473

Commercial Banks — 7.4%
DNB ASA	425,000	$4,462,014
PNC Financial Services Group, Inc.	161,000	9,515,100
U.S. Bancorp	302,907	10,147,385
Wells Fargo & Co.	145,000	4,902,450

		$29,026,949

Communications Equipment — 0.5%
QUALCOMM, Inc.	35,000	$2,088,800

		$2,088,800

Computers & Peripherals — 2.4%
Apple, Inc.(1)	15,100	$9,222,476

		$9,222,476

Construction & Engineering — 1.4%
Vinci SA	132,000	$5,589,813

		$5,589,813

Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	100,000	$3,600,000

		$3,600,000

Diversified Telecommunication Services — 4.7%
CenturyLink, Inc.	65,000	$2,700,100
Deutsche Telekom AG	225,000	2,536,188
France Telecom SA	200,000	2,678,219
Koninklijke KPN NV	650,000	5,335,208
Telstra Corp., Ltd.	500,000	2,099,879
Vivendi SA	162,666	3,085,058

		$18,434,652

1

Security	Shares	Value
Electric Utilities — 0.9%
SSE PLC	175,000	$3,594,433

		$3,594,433

Energy Equipment & Services — 2.0%
Schlumberger, Ltd.	60,559	$4,315,434
Seadrill, Ltd.	90,000	3,507,435

		$7,822,869

Food & Staples Retailing — 0.5%
Casino Guichard-Perrachon SA	23,000	$1,928,837

		$1,928,837

Food Products — 1.9%
Nestle SA	119,000	$7,310,908

		$7,310,908

Health Care Equipment & Supplies — 2.4%
Covidien PLC	170,000	$9,499,600

		$9,499,600

Health Care Providers & Services — 2.0%
Fresenius Medical Care AG & Co. KGaA	110,000	$7,951,662

		$7,951,662

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	117,000	$3,893,760
McDonald’s Corp.	111,400	9,954,704

		$13,848,464

Industrial Conglomerates — 0.7%
Orkla ASA	360,000	$2,569,602

		$2,569,602

Insurance — 6.1%
Aflac, Inc.	60,000	$2,626,800
AXA SA	400,000	4,859,881
MetLife, Inc.	125,000	3,846,250
Old Mutual PLC	1,301,250	3,203,147
Prudential Financial, Inc.	140,000	6,759,200
Resolution, Ltd.	750,000	2,414,948

		$23,710,226

IT Services — 5.3%
Accenture PLC, Class A	144,000	$8,683,200
International Business Machines Corp.	61,781	12,107,840

		$20,791,040

Machinery — 2.3%
Deere & Co.	55,000	$4,225,100
PACCAR, Inc.	120,000	4,801,200

		$9,026,300

Metals & Mining — 2.3%
BHP Billiton PLC	122,000	$3,557,385
Freeport-McMoRan Copper & Gold, Inc.	155,000	5,218,850

		$8,776,235

2

Security	Shares	Value
Multi-Utilities — 4.2%
CMS Energy Corp.	225,000	$5,548,500
E.ON AG	300,000	6,384,589
National Grid PLC	375,000	3,889,799
Sempra Energy	7,000	492,870

		$16,315,758

Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	18,675	$2,046,406
ENI SpA	210,000	4,330,252
Exxon Mobil Corp.	65,529	5,691,194
Occidental Petroleum Corp.	43,160	3,756,215
Phillips 66	125,000	4,700,000
Royal Dutch Shell PLC, Class A	241,000	8,189,891
Total SA	75,000	3,455,718

		$32,169,676

Pharmaceuticals — 7.0%
Abbott Laboratories	78,000	$5,172,180
Johnson & Johnson	116,785	8,083,858
Sanofi	120,000	9,790,498
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,089,000

		$27,135,536

Road & Rail — 2.0%
Canadian National Railway Co.	54,000	$4,756,320
Union Pacific Corp.	24,000	2,942,640

		$7,698,960

Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	140,000	$1,955,800

		$1,955,800

Software — 3.6%
Microsoft Corp.	220,000	$6,483,400
Oracle Corp.	250,000	7,550,000

		$14,033,400

Specialty Retail — 7.5%
Home Depot, Inc. (The)	87,000	$4,539,660
Industria de Diseno Textil SA	22,000	2,264,235
Kingfisher PLC	1,200,000	5,004,842
Limited Brands, Inc.	160,000	7,608,000
TJX Companies, Inc. (The)	219,434	9,716,537

		$29,133,274

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	30,000	$2,250,066

		$2,250,066

Tobacco — 3.5%
British American Tobacco PLC	125,000	$6,639,314
Philip Morris International, Inc.	77,845	7,118,147

		$13,757,461

Water Utilities — 1.4%
United Utilities Group PLC	500,000	$5,347,050

		$5,347,050

3

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Vodafone Group PLC ADR	150,000	$4,312,500

		$4,312,500

Total Common Stocks (identified cost $314,530,031)		$363,966,257

Preferred Stocks — 3.9%

Security	Shares	Value
Capital Markets — 0.2%
Charles Schwab Corp. (The), 7.00%(2)	600	$679,207

		$679,207

Commercial Banks — 2.0%
Bank of America Corp., 8.125%(2)	500	$548,771
Barclays Bank PLC, Series 3, 7.10%	20,500	515,575
Countrywide Capital V, 7.00%	10,000	249,000
Deutsche Bank Contingent Capital Trust III, 7.60%	20,000	520,800
Farm Credit Bank of Texas, Series 1, 10.00%	225	261,492
First Niagara Financial Group, Inc., Series B, 8.625%(2)	15,000	444,000
First Republic Bank, Series A, 6.70%	14,900	395,446
First Republic Bank, Series B, 6.20%	6,000	157,095
JPMorgan Chase & Co., Series 1, 7.90%(2)	700	789,171
KeyCorp, Series A, 7.75%	4,700	544,495
Lloyds Banking Group PLC, 6.657%(2)(3)	795	582,691
Morgan Stanley Capital Trust III, 6.25%	23,500	587,030
PNC Financial Services Group, Inc., Series P, 6.125%(2)	21,500	587,165
Royal Bank of Scotland Group PLC, Series F, 7.65%	20,000	476,800
U.S. Bancorp, Series F, 6.50%(2)	17,000	494,062
Wells Fargo & Co., Series L, 7.50%	605	699,985

		$7,853,578

Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50%(2)	20,000	$466,250

		$466,250

Diversified Financial Services — 0.1%
Citigroup Capital XI, 6.00%,	19,010	$475,060

		$475,060

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,000	$407,123
Southern California Edison Co., Series E, 6.25%(2)	500	553,814

		$960,937

Food Products — 0.1%
Dairy Farmers of America, 7.875%(3)	4,700	$481,016

		$481,016

Insurance — 0.2%
Arch Capital Group, Ltd., Series C, 6.75%	17,000	$462,102
AXA SA, 6.379%(2)(3)	42	34,895
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	134,700

		$631,697

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%(1)	18,384	$474,537

		$474,537

4

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
CapLease, Inc., Series A, 8.125%	13,000	$327,340
Cedar Shopping Centers, Inc., Series A, 8.875%	11,325	291,392
Chesapeake Lodging Trust, Series A, 7.75%	15,000	379,650
DDR Corp., Series I, 7.50%	15,000	377,400
DDR Corp., Series J, 6.50%	16,000	397,600
Regency Centers Corp., Series 6, 6.625%	15,760	418,586
Sunstone Hotel Investors, Inc., Series D, 8.00%	14,000	366,135
Vornado Realty Trust, Series K, 5.70%	21,500	538,575

		$3,096,678

Total Preferred Stocks (identified cost $14,170,580)		$15,118,960

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 0.2%
American Express Co., 6.80% to 9/1/16, 9/1/66(4)	$350	$373,188
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(5)	400	401,000

		$774,188

Diversified Financial Services — 0.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22, 12/15/49(4)	$240	$260,663
General Electric Capital Corp., Series B, 6.25% to 12/15/22, 12/15/49(4)	305	313,265

		$573,928

Electric Utilities — 0.1%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	$400	$409,406

		$409,406

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(4)	$500	$513,125

		$513,125

Insurance — 0.4%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(5)	$350	$507,500
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	550	515,752
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(4)	645	562,763

		$1,586,015

Pipelines — 0.2%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$510	$530,545
Southern Union Co., 3.483%, 11/1/66(2)	520	426,400

		$956,945

Total Corporate Bonds & Notes (identified cost $4,542,015)		$4,813,607

5

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	$2,937	$2,936,985

Total Short-Term Investments (identified cost $2,936,985)		$2,936,985

Total Investments — 99.2% (identified cost $336,179,611)		$386,835,809

Other Assets, Less Liabilities — 0.8%		$3,201,587

Net Assets — 100.0%		$390,037,396

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $2,127,479 or 0.5% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,955.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.6%	$207,181,611
United Kingdom	12.2	47,145,684
France	8.9	34,549,896
Germany	6.3	24,225,103
Ireland	4.7	18,182,800
Norway	2.7	10,539,051
Netherlands	2.2	8,674,958
Switzerland	1.9	7,310,908
Belgium	1.4	5,538,610
Canada	1.2	4,756,320
Italy	1.1	4,330,252
Israel	1.1	4,089,000
Panama	1.0	3,893,760
Australia	0.7	2,615,631
Spain	0.6	2,264,235
Cayman Islands	0.3	1,075,888
Bermuda	0.1	462,102

Total Investments	100.0%	$386,835,809

6

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$337,965,594

Gross unrealized appreciation	$60,068,910
Gross unrealized depreciation	(11,198,695)

Net unrealized appreciation	$48,870,215

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$35,712,661	$10,348,218		$—	$46,060,879
Consumer Staples	7,118,147	21,417,669		—	28,535,816
Energy	20,509,249	19,483,296		—	39,992,545
Financials	41,397,185	14,939,990		—	56,337,175
Health Care	26,844,638	17,742,160		—	44,586,798
Industrials	22,457,140	11,321,287		—	33,778,427
Information Technology	48,091,516	—		—	48,091,516
Materials	10,747,800	7,830,908		—	18,578,708
Telecommunication Services	7,012,600	15,734,552		—	22,747,152
Utilities	6,041,370	19,215,871		—	25,257,241
Total Common Stocks	$225,932,306	$138,033,951	*	$—	$363,966,257
Preferred Stocks
Consumer Staples	$—	$481,016		$—	$481,016
Energy	—	407,123		—	407,123
Financials	8,360,599	4,841,871		—	13,202,470
Industrials	—	474,537		—	474,537
Utilities	—	553,814		—	553,814
Total Preferred Stocks	$8,360,599	$6,758,361		$—	$15,118,960
Corporate Bonds & Notes	$—	$4,813,607		$—	$4,813,607
Short-Term Investments	—	2,936,985		—	2,936,985
Total Investments	$234,292,905	$152,542,904		$—	$386,835,809

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on August 21, 2012, the Eaton Vance Global Dividend Income Fund withdrew its entire interest in the Portfolio in cash and securities. The Portfolio is expected to terminate by October 31, 2012.

7

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2012 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $756,233,317 and the Fund owned 68.0% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 43.8%

Security	Principal Amount		Value
Albania — 0.2%
Republic of Albania, 7.50%, 11/4/15	EUR	1,710,000	$2,008,778

Total Albania			$2,008,778

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	17,424,828	$9,177,778

Total Brazil			$9,177,778

Chile — 0.5%
Government of Chile, 3.00%, 1/1/15(1)	CLP	2,867,553,320	$6,001,268

Total Chile			$6,001,268

Cyprus — 1.1%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636,000	$7,833,358
Republic of Cyprus, 3.75%, 11/1/15	EUR	1,290,000	973,439
Republic of Cyprus, 4.375%, 7/15/14	EUR	300,000	273,248
Republic of Cyprus, 4.625%, 2/3/20	EUR	3,759,000	2,589,116

Total Cyprus			$11,669,161

Georgia — 1.4%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000,000	$1,814,590
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	8,633,000	5,256,728
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,306,857
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,264,718
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,290,000	845,125
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,443,409
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	316,318
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	338,660
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,935,177

Total Georgia			$15,521,582

Germany — 3.0%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	18,400,000	$33,649,145

Total Germany			$33,649,145

Hungary — 3.3%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,947,860
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	7,021,905
Republic of Hungary, 4.375%, 7/4/17	EUR	8,864,000	9,847,265
Republic of Hungary, 4.50%, 1/29/14	EUR	11,286,000	13,846,021
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,820,709

Total Hungary			$36,483,760

1

Security	Principal Amount		Value
Mexico — 4.4%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,366,758
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,351,798
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	12,669,664

Total Mexico			$48,388,220

New Zealand — 4.7%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220,000	$8,284,356
New Zealand Government Bond, 5.50%, 4/15/23	NZD	3,690,000	3,513,703
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220,000	8,596,708
New Zealand Government Bond, 6.00%, 5/15/21	NZD	33,297,000	32,366,364

Total New Zealand			$52,761,131

Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000,000	$11,374,485

Total Philippines			$11,374,485

Romania — 0.8%
Romania Government Bond, 6.75%, 2/7/22(2)	USD	8,182,000	$8,683,148

Total Romania			$8,683,148

Serbia — 7.4%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$30,586,199
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	12,745,431
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,061,853
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,351,382
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	6,677,492
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	11,789,069
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000,000	6,898,375
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500,000	1,795,290
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	906,944
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	2,690,204
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	894,772
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	1,311,752

Total Serbia			$81,708,763

Sri Lanka — 1.3%
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	3,970,000	$4,026,723
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	2,460,000	2,570,700
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	8,040,000	8,401,800

Total Sri Lanka			$14,999,223

Turkey — 10.1%
Turkey Government Bond, 0.00%, 8/8/12	TRY	4,943,000	$2,755,037
Turkey Government Bond, 0.00%, 11/7/12	TRY	88,532,900	48,341,523
Turkey Government Bond, 0.00%, 2/20/13	TRY	29,300,000	15,675,586
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	67,702,764	38,041,194
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,695,046	7,631,810

Total Turkey			$112,445,150

2

Security	Principal Amount		Value
Venezuela — 3.8%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$18,972,576
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,793,309
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	20,667,000	19,091,141

Total Venezuela			$41,857,026

Total Foreign Government Bonds (identified cost $493,275,244)			$486,728,618

Collateralized Mortgage Obligations — 3.1%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)		$14,608,474	$2,437,816
Series 2770, (Interest Only), Class SH, 6.851%, 3/15/34(4)(5)		8,115,683	1,531,169
Series 3871, (Interest Only), Class MS, 6.951%, 6/15/41(4)(5)		9,965,725	1,873,604

			$5,842,589

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.254%, 10/25/35(4)(5)		$23,903,200	$3,948,468
Series 2006-56, (Interest Only), Class CS, 6.964%, 7/25/36(4)(5)		10,948,754	2,144,638
Series 2006-72, (Interest Only), Class GI, 6.334%, 8/25/36(4)(5)(6)		41,378,451	6,690,564
Series 2007-36, (Interest Only), Class SG, 6.354%, 4/25/37(4)(5)		17,466,601	3,108,172
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)		25,948,968	4,315,053
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)		13,753,467	1,487,030
Series 2010-109, (Interest Only), Class PS, 6.354%, 10/25/40(4)(5)		26,998,418	3,752,078
Series 2010-147, (Interest Only), Class KS, 5.704%, 1/25/41(4)(5)		17,259,274	2,654,585

			$28,100,588

Total Collateralized Mortgage Obligations (identified cost $31,729,785)			$33,943,177

Mortgage Pass-Throughs — 0.7%

Security	Principal Amount		Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)		$6,999,197	$7,955,273

Total Mortgage Pass-Throughs (identified cost $7,925,677)			$7,955,273

Common Stocks — 1.1%

Security	Shares		Value
Germany — 0.8%
Deutsche EuroShop AG		74,707	$2,739,459
Deutsche Wohnen AG		180,444	3,005,472
GSW Immobilien AG		80,889	2,975,200

Total Germany			$8,720,131

Luxembourg — 0.3%
GAGFAH SA(7)		304,002	$3,113,226

Total Luxembourg			$3,113,226

3

		Value

Total Common Stocks (identified cost $10,877,883)		$11,833,357

Precious Metals — 3.0%

Description	Troy Ounces	Value
Gold(7)	4,800	$7,745,430
Platinum(7)	17,693	25,051,116

Total Precious Metals (identified cost $39,419,034)		$32,796,546

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	$73,088
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	80,367
Indian Rupee	Barclays Bank PLC	INR	1,131,103	INR	52.00	5/6/13	80,254
Indian Rupee	Citibank NA	INR	1,127,500	INR	55.00	7/1/13	320,136
Indian Rupee	Citibank NA	INR	940,500	INR	55.00	7/1/13	267,040
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	38,462
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	44,622
Indian Rupee	HSBC Bank USA	INR	1,107,700	INR	53.00	7/3/13	152,885
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	130,208
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	64,183
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	87,050

Total Currency Call Options Purchased (identified cost $2,344,002)							$1,338,295

Currency Put Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	5,990	AUD	1.00	8/8/12	$630
Australian Dollar	Citibank NA	AUD	5,990	AUD	1.00	8/8/12	629

4

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Deutsche Bank	AUD	18,970	AUD	1.00	8/8/12	$1,994
Australian Dollar	Goldman Sachs International	AUD	26,550	AUD	1.00	8/8/12	2,790
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	129,796
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	122,780
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	138,746
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	116,256

Total Currency Put Options Purchased (identified cost $1,963,768)							$513,621

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$293,400

Total Interest Rate Swaptions (identified cost $1,495,200)				$293,400

Put Options Purchased — 0.0%(8)
Description	Counterparty	Number of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
KOSPI 200 Index	Bank of America	KRW	66,800	KRW	200	12/13/12	$65,505
KOSPI 200 Index	Credit Suisse International	KRW	13,850	KRW	200	10/11/12	4,739
KOSPI 200 Index	Deutsche Bank	KRW	13,895	KRW	200	10/11/12	4,755

Total Put Options Purchased (identified cost $1,083,100)							$74,999

5

Short-Term Investments — 58.9%

Foreign Government Securities — 30.9%
Security	Principal Amount (000’s omitted)		Value
Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	$770,536
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,296,386
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,195,361
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,058,978
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,307,688
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,014,127
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	1,175,135
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,396,267
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,062,632
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,657,869
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,408,102

Total Croatia			$21,343,081

Georgia — 1.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	$1,967,731
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,645,206
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	9,111,071
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	1,435	863,689
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,180	1,848,343
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	2,622,753

Total Georgia			$18,058,793

Malaysia — 12.6%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	96,791	$30,926,229
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	39,572	12,636,760
Bank Negara Monetary Note, 0.00%, 8/23/12	MYR	61,954	19,761,634
Bank Negara Monetary Note, 0.00%, 8/28/12	MYR	73,623	23,473,924
Bank Negara Monetary Note, 0.00%, 9/4/12	MYR	71,169	22,679,848
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	32,220	10,260,158
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	23,744	7,552,254
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	41,307	13,115,814

Total Malaysia			$140,406,621

Nigeria — 4.6%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	745,500	$4,301,727
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	9,026,019
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	1,318,730	7,454,516
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	767,200	4,335,843
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	2,274,300	12,813,669
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	586,000	3,292,056
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	426,900	2,384,341
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,008,800	5,601,897
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	1,804,334

Total Nigeria			$51,014,402

6

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.4%
Philippine Government Bond, 5.25%, 9/24/12	PHP	43,640	$1,050,561
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	103,750	2,485,191
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	461,070	11,031,052
Philippine Treasury Bill, 0.00%, 9/5/12	PHP	59,890	1,432,166

Total Philippines			$15,998,970

Serbia — 3.0%
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910	$906,308
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740	847,076
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080	187,314
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	19,912,944
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,153,484
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	1,806,149
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	4,822,688
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	267,574
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	1,780,335

Total Serbia			$32,683,872

South Korea — 2.0%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	5,648,500	$4,993,621
Korea Monetary Stabilization Bond, 0.00%, 8/14/12	KRW	2,658,160	2,348,697
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	10,345,210	9,126,390
Korea Monetary Stabilization Bond, 0.00%, 9/18/12	KRW	1,944,630	1,713,767
Korea Monetary Stabilization Bond, 0.00%, 10/2/12	KRW	1,587,370	1,396,978
Korea Monetary Stabilization Bond, 0.00%, 10/9/12	KRW	596,610	524,826
Korea Monetary Stabilization Bond, 3.64%, 8/9/12	KRW	2,040,000	1,804,523

Total South Korea			$21,908,802

Sri Lanka — 3.8%
Republic of Sri Lanka, 8.25%, 10/24/12(3)	USD	2,550	$2,585,063
Sri Lanka Treasury Bill, 0.00%, 1/4/13	LKR	705,000	5,079,916
Sri Lanka Treasury Bill, 0.00%, 1/11/13	LKR	2,908,560	20,901,814
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	1,993,810	13,881,893

Total Sri Lanka			$42,448,686

Total Foreign Government Securities (identified cost $349,524,913)			$343,863,227

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/30/12		$1,000	$999,948
U.S. Treasury Bill, 0.00%, 10/11/12(6)		3,000	2,999,496
U.S. Treasury Bill, 0.00%, 11/15/12(6)		3,000	2,999,028

Total U.S. Treasury Obligations (identified cost $6,998,152)			$6,998,472

7

Repurchase Agreements — 12.9%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/20/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 15,021,589, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,484,583.	EUR	15,022	$18,482,970
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 4,793,955, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $5,916,878.	EUR	4,799	5,904,073
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 7,115,900, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $8,832,815.	EUR	7,124	8,765,214
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 6,400,858, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $7,910,234.	EUR	6,406	7,882,402
Barclays Bank PLC:
Dated 7/27/12 with a maturity date of 8/31/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 29,784,779, collateralized by EUR 25,152,000 Government of France 4.00%, due10/25/38 and a market value, including accrued interest, of $37,278,975.	EUR	29,787	36,649,323
Citibank NA:
Dated 7/27/12 with a maturity date of 8/31/12, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 22,917,136, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $28,198,048.	EUR	22,918	28,198,178
Dated 7/30/12 with a maturity date of 8/8/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 17,092,934, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $21,179,285.	EUR	17,093	21,031,346
Nomura International PLC:
Dated 7/12/12 with a maturity date of 8/15/12, an interest rate of 0.08% and repurchase proceeds of EUR 3,802,816, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,405,087.	EUR	3,803	4,678,671
Dated 7/25/12 with a maturity date of 8/6/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 9,179,151, collateralized by EUR 9,100,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $11,310,049.	EUR	9,179	11,294,179

Total Repurchase Agreements (identified cost $141,964,431)			$142,886,356

8

Other — 14.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	$161,052	$161,051,596

Total Other (identified cost $161,051,596)		$161,051,596

Total Short-Term Investments (identified cost $659,539,092)		$654,799,651

Total Investments — 110.7% (identified cost $1,249,652,785)		$1,230,276,937

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank NA	INR	666,250	INR	65.00	7/1/13	$(196,694)
Indian Rupee	Citibank NA	INR	555,750	INR	65.00	7/1/13	(164,072)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(230,024)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(195,906)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(130,971)

Total Currency Put Options Written (premiums received $1,177,318)							$(917,667)

Other Assets, Less Liabilities — (10.6)%							$(117,714,625)

Net Assets — 100.0%							$1,111,644,645

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

9

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

USD	-	United States Dollar

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $21,111,671 or 1.9% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $53,416.

Securities Sold Short — (15.9)%

Foreign Government Bonds — (12.7)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.9)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,592,930)

Total Belgium			$(20,592,930)

France — (7.4)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(18,032,110)
Government of France, 4.00%, 10/25/38	EUR	(44,492)	(64,257,926)

Total France			$(82,290,036)

Germany — (1.0)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(9,100)	$(11,292,257)

Total Germany			$(11,292,257)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,403,847)

Total Spain			$(4,403,847)

10

Security	Principal Amount (000’s omitted)		Value
Supranational — (2.0)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(5,814,605)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(8,739,205)
European Investment Bank, 4.63%, 4/15/20	EUR	(5,300)	(7,820,992)

Total Supranational			$(22,374,802)

Total Foreign Government Bonds (proceeds $140,369,751)			$(140,953,872)

Common Stocks — (3.2)%

Security	Shares		Value
China — (3.2)%
Agricultural Bank of China, Ltd., Class H		(21,653,000)	$(8,749,111)
Bank of China, Ltd., Class H		(22,955,000)	(8,701,741)
China Construction Bank Corp., Class H		(13,327,000)	(8,937,808)
Industrial & Commercial Bank of China, Class H		(15,813,000)	(9,016,461)

Total China			$(35,405,121)

Total Common Stocks (proceeds $33,887,594)			$(35,405,121)

Total Securities Sold Short (proceeds $174,257,345)			$(176,358,993)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $41,245,373 or 3.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

11

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/29/12	Gold 8,388 Troy Ounces	United States Dollar 13,185,884	Citibank NA	$(352,854)
8/29/12	Gold 3,113 Troy Ounces	United States Dollar 4,883,571	Merrill Lynch International	(141,873)

				$(494,727)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 30,000,000	Euro 255,163	Citibank NA	$358
8/7/12	New Taiwan Dollar 457,748,000	United States Dollar 15,285,271	Australia and New Zealand Banking Group Limited	17,211
8/7/12	New Taiwan Dollar 505,958,000	United States Dollar 16,895,115	Barclays Bank PLC	19,023
8/8/12	Chilean Peso 2,110,840,522	United States Dollar 4,299,064	Citibank NA	(69,520)
8/8/12	Euro 37,803,204	United States Dollar 47,562,479	Deutsche Bank	1,046,335
8/8/12	South African Rand 41,900,000	United States Dollar 4,940,513	Deutsche Bank	(118,398)
8/8/12	South African Rand 380,662,481	United States Dollar 45,517,456	Standard Bank	(442,877)
8/9/12	Serbian Dinar 55,500,000	Euro 472,542	Barclays Bank PLC	2,271
8/9/12	Serbian Dinar 255,200,000	Euro 2,161,247	Barclays Bank PLC	(3,824)
8/9/12	Serbian Dinar 118,674,000	Euro 1,008,370	Citibank NA	2,330
8/9/12	Serbian Dinar 53,000,000	Euro 449,343	JPMorgan Chase Bank	(186)
8/13/12	Euro 9,680,000	United States Dollar 11,874,746	Goldman Sachs International	(36,975)
8/13/12	Euro 78,784,000	United States Dollar 96,901,956	Goldman Sachs International	(45,671)
8/13/12	Hong Kong Dollar 93,500,000	United States Dollar 12,053,520	State Street Bank and Trust Co.	(4,098)
8/13/12	Japanese Yen 3,582,000,000	United States Dollar 45,258,702	Goldman Sachs International	(595,916)
8/20/12	Euro 855,497	United States Dollar 1,050,748	Australia and New Zealand Banking Group Limited	(2,066)

12

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	Euro 52,203,103	United States Dollar 63,841,263	Australia and New Zealand Banking Group Limited	$(402,233)
8/20/12	Euro 35,806,536	United States Dollar 43,807,148	Bank of America	(257,991)
8/20/12	Euro 1,728,361	United States Dollar 2,127,820	Goldman Sachs International	821
8/20/12	Euro 43,083,710	United States Dollar 52,658,634	Goldman Sachs International	(362,125)
8/20/12	New Taiwan Dollar 151,476,000	United States Dollar 5,073,893	Australia and New Zealand Banking Group Limited	16,302
8/20/12	New Taiwan Dollar 167,045,000	United States Dollar 5,595,398	Bank of America	17,977
8/20/12	New Taiwan Dollar 147,899,000	United States Dollar 4,954,077	Citibank NA	15,917
8/20/12	New Taiwan Dollar 132,357,000	United States Dollar 4,434,219	HSBC Bank USA	14,987
8/27/12	Chilean Peso 335,461,225	United States Dollar 678,179	Credit Suisse International	(14,110)
8/28/12	British Pound Sterling 1,122,392	United States Dollar 1,741,649	Citibank NA	(18,067)
8/29/12	South African Rand 23,955,858	United States Dollar 2,840,223	Barclays Bank PLC	(43,789)
9/4/12	New Taiwan Dollar 546,566,000	United States Dollar 18,335,234	Barclays Bank PLC	64,601
9/4/12	New Taiwan Dollar 668,017,000	United States Dollar 22,412,165	Deutsche Bank	81,662
9/5/12	Chilean Peso 331,466,930	United States Dollar 682,733	State Street Bank and Trust Co.	(393)
9/7/12	Euro 34,731,710	United States Dollar 43,133,137	Bank of America	381,910
9/25/12	New Taiwan Dollar 145,869,000	United States Dollar 4,898,714	Australia and New Zealand Banking Group Limited	20,152
9/25/12	New Taiwan Dollar 94,927,000	United States Dollar 3,175,347	Deutsche Bank	531
9/25/12	New Taiwan Dollar 149,465,000	United States Dollar 5,018,635	HSBC Bank USA	19,806
9/25/12	New Taiwan Dollar 157,326,000	United States Dollar 5,282,587	Nomura International PLC	20,848
10/3/12	New Zealand Dollar 65,858,776	United States Dollar 53,059,782	Goldman Sachs International	(54,254)
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	79,337
10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	90,393
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	39,230
11/5/12	Brazilian Real 9,589,000	United States Dollar 4,641,785	Barclays Bank PLC	36,671
11/5/12	Brazilian Real 9,498,000	United States Dollar 4,595,955	State Street Bank and Trust Co.	34,543

13

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	$(872,969)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	92,986
11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	235,821
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	124,408
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	275,316
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	136,662
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	69,640
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	92,395
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	209,488
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	123,645
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	219,773
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	186,717

				$444,605

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 30,000,000	Euro 255,499	Barclays Bank PLC	$(1,086)
8/2/12	Philippine Peso 96,310,000	United States Dollar 2,270,017	JPMorgan Chase Bank	37,086
8/8/12	New Turkish Lira 13,529,955	South African Rand 61,167,804	Bank of America	144,508
8/8/12	Philippine Peso 386,535,000	United States Dollar 9,191,178	JPMorgan Chase Bank	67,448
8/9/12	Malaysian Ringgit 12,686,000	United States Dollar 3,971,822	JPMorgan Chase Bank	82,273
8/13/12	Polish Zloty 19,642,811	Euro 4,546,000	Barclays Bank PLC	277,743
8/13/12	Polish Zloty 6,970,000	Euro 1,655,857	Barclays Bank PLC	45,926
8/13/12	Polish Zloty 51,231,574	Euro 12,121,800	Deutsche Bank	398,169
8/13/12	Polish Zloty 14,788,000	Euro 3,401,260	Goldman Sachs International	235,154
8/13/12	Polish Zloty 51,231,574	Euro 12,124,381	JPMorgan Chase Bank	394,992
8/13/12	Polish Zloty 21,812,000	Euro 5,018,522	JPMorgan Chase Bank	344,717

14

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/13/12	Hong Kong Dollar 93,500,000	United States Dollar 12,057,049	Standard Chartered Bank	$570
8/13/12	Mexican Peso 196,106,000	United States Dollar 14,570,297	Toronto-Dominion Bank	161,039
8/13/12	South Korean Won 8,924,479,000	United States Dollar 7,795,190	Deutsche Bank	102,870
8/13/12	South Korean Won 8,714,805,000	United States Dollar 7,611,848	Toronto-Dominion Bank	100,653
8/13/12	Yuan Offshore Renminbi 15,060,000	United States Dollar 2,375,657	Nomura International PLC	(5,484)
8/14/12	Philippine Peso 327,075,000	United States Dollar 7,613,300	Australia and New Zealand Banking Group Limited	220,405
8/14/12	Philippine Peso 327,075,000	United States Dollar 7,614,187	Bank of America	219,519
8/14/12	Philippine Peso 345,758,000	United States Dollar 8,047,247	HSBC Bank USA	233,931
8/14/12	Philippine Peso 50,640,000	United States Dollar 1,207,756	Standard Chartered Bank	5,112
8/16/12	Hong Kong Dollar 37,822,370	United States Dollar 4,876,846	Citibank NA	715
8/16/12	Hong Kong Dollar 163,276,788	United States Dollar 21,058,462	Goldman Sachs International	(2,337)
8/16/12	Hong Kong Dollar 52,865,646	United States Dollar 6,816,097	Nomura International PLC	1,441
8/16/12	Hong Kong Dollar 8,977,856	United States Dollar 1,157,488	Nomura International PLC	293
8/16/12	South Korean Won 10,973,997,000	United States Dollar 9,518,850	JPMorgan Chase Bank	194,573
8/16/12	South Korean Won 12,180,575,000	United States Dollar 10,569,746	Standard Chartered Bank	211,656
8/16/12	Yuan Offshore Renminbi 83,631,000	United States Dollar 13,104,610	Barclays Bank PLC	9,390
8/16/12	Yuan Offshore Renminbi 75,076,000	United States Dollar 11,764,263	JPMorgan Chase Bank	8,245
8/16/12	Yuan Offshore Renminbi 85,560,500	United States Dollar 13,406,534	Nomura International PLC	10,027
8/20/12	Mexican Peso 24,730,000	United States Dollar 1,804,283	BNP Paribas SA	52,203
8/20/12	Mexican Peso 340,700,000	United States Dollar 24,185,419	Standard Chartered Bank	1,391,001
8/20/12	Yuan Offshore Renminbi 93,131,000	United States Dollar 14,721,941	Nomura International PLC	(51,967)
8/27/12	Polish Zloty 47,454,500	Euro 11,251,541	HSBC Bank USA	314,040
8/27/12	South Korean Won 8,360,440,000	United States Dollar 7,193,014	Australia and New Zealand Banking Group Limited	211,438
8/27/12	South Korean Won 9,277,704,000	United States Dollar 7,981,507	Barclays Bank PLC	235,323
8/29/12	South African Rand 7,612,019	United States Dollar 920,772	Australia and New Zealand Banking Group Limited	(4,372)

15

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/29/12	South African Rand 4,865,602	United States Dollar 584,500	Deutsche Bank	$1,263
8/29/12	South African Rand 17,392,914	United States Dollar 2,086,929	Goldman Sachs International	6,979
8/29/12	South African Rand 9,243,689	United States Dollar 1,131,942	JPMorgan Chase Bank	(19,107)
8/31/12	Norwegian Krone 133,148,315	Euro 17,808,505	Barclays Bank PLC	147,945
8/31/12	Norwegian Krone 133,148,315	Euro 17,811,292	Deutsche Bank	144,515
9/11/12	South Korean Won 8,633,259,000	United States Dollar 7,551,572	BNP Paribas SA	93,682
9/11/12	South Korean Won 9,541,741,000	United States Dollar 8,343,965	Nomura International PLC	105,802
9/12/12	Yuan Offshore Renminbi 44,691,000	United States Dollar 7,044,609	Barclays Bank PLC	5,795
9/12/12	Yuan Offshore Renminbi 45,793,500	United States Dollar 7,218,964	Citibank NA	5,369
9/12/12	Yuan Offshore Renminbi 43,504,000	United States Dollar 6,858,044	Nomura International PLC	5,101
9/17/12	Singapore Dollar 59,705,000	United States Dollar 47,164,073	Standard Chartered Bank	815,561
9/17/12	Yuan Offshore Renminbi 39,224,000	United States Dollar 6,181,583	BNP Paribas SA	4,959
9/17/12	Yuan Offshore Renminbi 31,126,000	United States Dollar 4,905,440	JPMorgan Chase Bank	3,858
9/20/12	Ugandan Shilling 7,027,000,000	United States Dollar 2,786,281	Barclays Bank PLC	(5,622)
9/24/12	Ugandan Shilling 1,388,900,000	United States Dollar 551,151	JPMorgan Chase Bank	(2,406)
9/24/12	Ugandan Shilling 1,217,300,000	United States Dollar 482,481	Standard Chartered Bank	(1,534)
9/25/12	Swedish Krona 116,852,000	Euro 13,793,543	Barclays Bank PLC	161,997
9/25/12	Swedish Krona 116,851,890	Euro 13,792,960	Deutsche Bank	162,698
9/26/12	Ugandan Shilling 2,482,000,000	United States Dollar 980,640	Citibank NA	(783)
9/27/12	Ugandan Shilling 1,947,000,000	United States Dollar 766,837	Barclays Bank PLC	1,510
9/27/12	Ugandan Shilling 2,115,000,000	United States Dollar 834,649	Citibank NA	(3)
9/28/12	Ugandan Shilling 2,251,000,000	United States Dollar 887,968	Barclays Bank PLC	1
9/28/12	Ugandan Shilling 2,428,000,000	United States Dollar 959,684	Citibank NA	(1,891)

16

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/28/12	Ugandan Shilling 2,428,000,000	United States Dollar 958,547	JPMorgan Chase Bank	$(755)
9/28/12	Ugandan Shilling 2,164,900,000	United States Dollar 856,538	JPMorgan Chase Bank	(2,533)
9/28/12	Ugandan Shilling 1,649,000,000	United States Dollar 652,552	Standard Chartered Bank	(2,058)
10/9/12	Euro 1,350,206	Croatian Kuna 10,430,340	Credit Suisse International	(42,090)
10/9/12	Croatian Kuna 25,480,447	Euro 3,379,370	Deutsche Bank	3,163
10/9/12	Croatian Kuna 26,101,231	Euro 3,446,162	JPMorgan Chase Bank	22,376
10/17/12	Ugandan Shilling 12,440,000,000	United States Dollar 4,846,124	JPMorgan Chase Bank	8,366
10/17/12	Ugandan Shilling 5,464,000,000	United States Dollar 2,130,214	Standard Chartered Bank	2,015
10/18/12	Ugandan Shilling 5,295,000,000	United States Dollar 2,072,407	JPMorgan Chase Bank	(7,397)
10/18/12	Ugandan Shilling 6,298,000,000	United States Dollar 2,471,743	Standard Chartered Bank	(15,570)
10/22/12	Yuan Offshore Renminbi 3,300,000	United States Dollar 524,642	Citibank NA	(5,114)
10/23/12	Euro 3,097,398	Croatian Kuna 24,042,000	Barclays Bank PLC	(111,893)
10/29/12	Russian Ruble 146,250,000	United States Dollar 4,384,738	Bank of America	87,665
10/29/12	Russian Ruble 178,750,000	United States Dollar 5,347,794	Credit Suisse International	118,477
10/29/12	Yuan Offshore Renminbi 1,970,000	United States Dollar 312,203	Citibank NA	(2,203)
10/30/12	Yuan Offshore Renminbi 60,591,067	United States Dollar 9,516,274	HSBC Bank USA	17,744
10/30/12	Yuan Offshore Renminbi 51,093,533	United States Dollar 8,023,986	Standard Chartered Bank	15,593
11/5/12	Yuan Offshore Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(4,720)
11/7/12	New Turkish Lira 21,003,595	United States Dollar 11,399,509	Deutsche Bank	124,520
11/13/12	Yuan Offshore Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(14,979)
11/19/12	Yuan Offshore Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,231)
12/14/12	Hungarian Forint 258,409,906	United States Dollar 1,085,528	Goldman Sachs International	22,749
1/17/13	Euro 2,198,578	Croatian Kuna 17,109,338	Barclays Bank PLC	(66,791)

				$7,428,237

17

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/12	559 Hang Seng H-Shares	Long	$33,303,416	$34,759,539	$1,456,123
9/12	401 Dow Jones Euro Stoxx 50 Index	Short	(10,459,874)	(11,486,126)	(1,026,252)
9/12	295 Euro-Bobl	Short	(46,200,238)	(46,369,152)	(168,914)
9/12	114 Euro-Schatz	Short	(15,531,225)	(15,561,764)	(30,538)
9/12	42 Japan 10-Year Bond	Short	(77,042,112)	(77,419,776)	(377,664)
9/12	77 U.S. 10-Year Treasury Note	Short	(10,293,968)	(10,368,531)	(74,563)
10/12	424 Platinum	Long	31,119,256	30,038,281	(1,080,976)

					$(1,302,784)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(232,486)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	47,108
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(89,986)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	24,531
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(77,457)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	32,156
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(110,097)
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(32,812)
Bank of America	HUF	233,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(95,812)
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	41,250
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(138,304)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	576
Barclays Bank PLC	PLN	39,020	Pays	6-month PLN WIBOR	4.43	7/27/17	47,413
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	(3,763)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	225
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	(3,229)
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	69,579
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(145,732)
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	11,935

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29%	12/22/16	$(34,839)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	10,579
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(31,565)
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(163,665)
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(182,623)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	24,192
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(69,160)
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(70,344)
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	23,074
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(77,024)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	804
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	11,066
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	1,219
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	231,703
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(455,804)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	50,069
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(157,814)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(194,246)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	97,200
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(182,457)
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(187,616)
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(85,850)
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	97,043
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(189,731)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	26,641
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(79,946)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	70,326
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(140,589)

							$(2,314,262)

HUF - Hungarian Forint

PLN - Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$3,476	5.00	%(1)	6/20/13	6.61%	$(28,103)	$(20,295)	$(48,398)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	6.61	(27,247)	(25,954)	(53,201)

19

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$3,468	5.00	%(1)	6/20/13	6.61%	$(28,043)	$(27,596)	$(55,639)
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	6.61	(56,206)	(39,418)	(95,624)
Argentina	Bank of America	19,517	5.00	(1)	6/20/13	6.61	(157,808)	(48,522)	(206,330)
Argentina	Bank of America	13,100	5.00	(1)	9/20/13	7.38	(265,939)	526,072	260,133
Argentina	Citibank NA	17,440	5.00	(1)	9/20/12	5.20	96,938	(36,730)	60,208
Argentina	Citibank NA	5,490	5.00	(1)	9/20/13	7.38	(111,451)	220,429	108,978
Argentina	Credit Suisse International	3,253	5.00	(1)	6/20/13	6.61	(26,303)	(8,087)	(34,390)
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	6.61	(28,720)	(14,765)	(43,485)
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	6.61	(28,009)	(20,281)	(48,290)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	6.61	(29,820)	(21,592)	(51,412)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	6.61	(26,031)	(18,839)	(44,870)
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	6.61	(28,009)	(20,281)	(48,290)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	6.61	(28,044)	(27,597)	(55,641)
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	6.61	(45,927)	(30,922)	(76,849)
Argentina	Goldman Sachs International	10,000	5.00	(1)	9/20/13	7.38	(203,007)	401,510	198,503
Argentina	Morgan Stanley & Co. International PLC	5,000	5.00	(1)	9/20/13	7.38	(101,504)	(50,276)	(151,780)
Poland	Barclays Bank PLC	9,440	1.00	(1)	9/20/22	2.10	(885,787)	1,092,609	206,822
Poland	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	2.10	(450,400)	599,347	148,947
Poland	Deutsche Bank	2,000	1.00	(1)	6/20/22	2.08	(182,068)	337,142	155,074
Poland	Goldman Sachs International	11,560	1.00	(1)	9/20/22	2.10	(1,084,713)	1,286,003	201,290
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	0.89	16,007	18,261	34,268
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.89	4,466	4,861	9,327
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.00	(108,932)	252,633	143,701
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.89	19,218	24,345	43,563
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.89	11,440	14,615	26,055
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.32	(72,626)	140,322	67,696
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.32	(36,459)	65,582	29,123
South Africa	BNP Paribas SA	4,190	1.00	(1)	9/20/17	1.32	(60,861)	113,454	52,593
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.81	34,323	84,243	118,566
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.89	24,010	33,435	57,445
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.89	10,035	12,035	22,070
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.89	4,466	5,713	10,179
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.95	26,133	102,647	128,780
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.95	23,520	52,234	75,754
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.32	(53,740)	135,037	81,297
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.32	(70,588)	181,835	111,247
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.32	(82,788)	192,001	109,213
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.32	(217,865)	540,271	322,406
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.32	(44,590)	109,122	64,532
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.32	(72,626)	137,950	65,324

20

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	JPMorgan Chase Bank	$7,500	1.00	%(1)	9/20/17	1.32%	$(108,940)	$206,925	$97,985
Spain	Deutsche Bank	1,100	1.00	(1)	3/20/13	3.50	(15,980)	20,734	4,754
Markit CDX North America High Yield Index	Bank of America	1,653	5.00	(1)	6/20/17	5.67	(35,057)	60,356	25,299
Markit CDX North America High Yield Index	Citibank NA	9,276	5.00	(1)	6/20/17	5.67	(196,700)	328,077	131,377
Markit CDX North America High Yield Index	Citibank NA	970	5.00	(1)	6/20/17	5.67	(20,572)	33,711	13,139
Markit CDX North America High Yield Index	Deutsche Bank	12,335	5.00	(1)	6/20/17	5.67	(261,568)	756,596	495,028
Markit CDX North America High Yield Index	JPMorgan Chase Bank	9,039	5.00	(1)	6/20/17	5.67	(191,662)	559,897	368,235

							$(5,204,137)	$8,238,849	$3,034,712

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$224,302	$(122,980)	$101,322
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	59,342	(38,039)	21,303
Brazil	Bank of America	533	1.00	(1)	12/20/20	25,990	(16,296)	9,694
Brazil	Bank of America	280	1.00	(1)	12/20/20	13,654	(8,190)	5,464
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	69,729	(45,740)	23,989
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,869,676	(1,396,834)	472,842
Brazil	Barclays Bank PLC	15,000	1.00	(1)	6/20/22	935,390	(1,385,481)	(450,091)
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	111,315	(94,116)	17,199
Brazil	Citibank NA	270	1.00	(1)	12/20/20	13,166	(7,990)	5,176
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	612,946	(434,209)	178,737
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	825,975	(1,170,161)	(344,186)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	53,419	(38,541)	14,878
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	111,316	(79,611)	31,705
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	13,654	(8,286)	5,368
China	Bank of America	6,100	1.00	(1)	3/20/17	(9,179)	(168,849)	(178,028)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(15,161)	(253,811)	(268,972)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(5,568)	(88,576)	(94,144)

21

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Deutsche Bank	$4,300	1.00	%(1)	3/20/17	$(6,470)	$(102,940)	$(109,410)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	162,019	(160,030)	1,989
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	94,570	(115,294)	(20,724)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	99,299	(164,267)	(64,968)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	118,213	(172,022)	(53,809)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	98,354	(164,150)	(65,796)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	193,870	(269,582)	(75,712)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	49,664	(237,751)	(188,087)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	124,214	(120,534)	3,680
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	94,571	(156,445)	(61,874)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	94,571	(172,514)	(77,943)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	27,078	(131,433)	(104,355)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	356,857	(338,531)	18,326
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	189,142	(256,004)	(66,862)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	185,699	(183,419)	2,280
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	172,917	(59,239)	113,678
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	283,319	(90,931)	192,388
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	286,644	(98,208)	188,436
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	611,856	(157,267)	454,589
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	260,648	(299,421)	(38,773)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	130,324	(149,698)	(19,374)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	362,011	(417,340)	(55,329)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	246,167	(281,519)	(35,352)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	492,334	(560,974)	(68,640)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	130,324	(149,698)	(19,374)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	85,681	(121,612)	(35,931)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	176,323	(284,353)	(108,030)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	45,095	(76,283)	(31,188)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	56,369	(82,156)	(25,787)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	85,681	(123,103)	(37,422)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	91,093	(145,326)	(54,233)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	83,426	(143,852)	(60,426)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	175,872	(262,592)	(86,720)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	85,681	(123,114)	(37,433)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	87,936	(152,383)	(64,447)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(11,254)	(13,240)	(24,494)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(16,077)	(17,733)	(33,810)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(19,292)	(32,308)	(51,600)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(5,126)	(14,547)	(19,673)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(8,201)	(12,874)	(21,075)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(7,176)	(14,523)	(21,699)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(8,201)	(19,227)	(27,428)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(10,764)	(23,737)	(34,501)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(12,814)	(35,715)	(48,529)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(72,512)	(114,318)	(186,830)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(10,251)	(23,350)	(33,601)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	41,661	(196,442)	(154,781)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(8,038)	(10,126)	(18,164)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(10,450)	(12,315)	(22,765)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(18,489)	(23,204)	(41,693)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(10,251)	(24,021)	(34,272)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(8,039)	(8,469)	(16,508)

22

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Standard Chartered Bank	$2,600	1.00	%(1)	3/20/16	$(13,327)	$(32,991)	$(46,318)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	504,064	(678,147)	(174,083)
Russia	Deutsche Bank	2,000	1.00	(1)	6/20/22	203,881	(351,637)	(147,756)
Russia	Morgan Stanley & Co. International PLC	9,440	1.00	(1)	9/20/22	991,326	(1,349,644)	(358,318)
Russia	Morgan Stanley & Co. International PLC	11,560	1.00	(1)	9/20/22	1,213,954	(1,645,077)	(431,123)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	165,913	(113,052)	52,861
South Africa	Bank of America	890	1.00	(1)	12/20/20	46,290	(28,756)	17,534
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	520,885	(750,578)	(229,693)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	199,199	(130,673)	68,526
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	118,584	(73,393)	45,191
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	215,300	(266,374)	(51,074)
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	215,300	(273,686)	(58,386)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	236,987	(256,106)	(19,119)
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	248,869	(172,734)	76,135
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	104,021	(71,366)	32,655
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	46,289	(30,573)	15,716
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	442,100	(309,299)	132,801
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	491,223	(402,794)	88,429
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,243,987	(1,753,014)	(509,027)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	256,963	(384,493)	(127,530)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	337,524	(485,458)	(147,934)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	395,861	(566,924)	(171,063)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	213,210	(297,189)	(83,979)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,041,740	(1,499,160)	(457,420)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	547,848	(217,528)	330,320
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	552,642	(192,248)	360,394
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	902,731	(339,224)	563,507
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	740,692	(399,205)	341,487
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	254,616	(93,911)	160,705
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,188,401	(439,039)	749,362
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,188,261	(494,540)	693,721
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	1,232,042	(957,303)	274,739
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	516,037	(294,809)	221,228
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	1,188,400	(479,367)	709,033
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	810,132	(349,139)	460,993
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	2,674,188	(2,940,742)	(266,554)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(499)	(3,375)	(3,874)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(1,496)	(2,030)	(3,526)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(698)	(7,021)	(7,719)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	55,927	(274,417)	(218,490)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(2,044)	(24,849)	(26,893)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(16,056)	(27,028)	(43,084)
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	81,006	(91,589)	(10,583)
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	83,512	(89,933)	(6,421)
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	298,115	(294,002)	4,113
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	168,670	(175,581)	(6,911)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	175,365	(178,760)	(3,395)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	187,892	(197,385)	(9,493)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	175,374	(193,798)	(18,424)
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	377,472	(427,582)	(50,110)

23

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Tunisia	Morgan Stanley & Co. International PLC		$500	1.00	%(1)	6/20/17	$39,226	$(40,804)	$(1,578)
Venezuela	Barclays Bank PLC		824	5.00	(1)	12/20/21	180,209	(184,619)	(4,410)
Venezuela	Barclays Bank PLC		842	5.00	(1)	12/20/21	184,147	(199,303)	(15,156)
Venezuela	Barclays Bank PLC		688	5.00	(1)	12/20/21	150,466	(166,359)	(15,893)
Venezuela	Barclays Bank PLC		872	5.00	(1)	12/20/21	190,708	(210,794)	(20,086)
Venezuela	Barclays Bank PLC		2,336	5.00	(1)	12/20/21	510,887	(531,019)	(20,132)
Venezuela	Barclays Bank PLC		726	5.00	(1)	12/20/21	158,778	(180,661)	(21,883)
Venezuela	Barclays Bank PLC		1,512	5.00	(1)	12/20/21	330,675	(369,720)	(39,045)
Venezuela	Barclays Bank PLC		1,624	5.00	(1)	12/20/21	355,171	(400,454)	(45,283)
Venezuela	Barclays Bank PLC		1,657	5.00	(1)	12/20/21	362,389	(408,149)	(45,760)
Venezuela	Barclays Bank PLC		3,192	5.00	(1)	12/20/21	698,096	(748,348)	(50,252)
Venezuela	Credit Suisse International		746	5.00	(1)	12/20/21	163,151	(189,454)	(26,303)
Venezuela	Deutsche Bank		1,424	5.00	(1)	12/20/21	311,431	(352,271)	(40,840)
Venezuela	Deutsche Bank		1,520	5.00	(1)	12/20/21	332,427	(375,830)	(43,403)
Venezuela	Deutsche Bank		3,730	5.00	(1)	12/20/21	815,758	(869,049)	(53,291)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	15,050	1.00	(1)	6/20/17	1,274,806	(737,398)	537,408
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	8,166	5.00	(1)	6/20/17	(375,490)	847,169	471,679

							$39,047,552	$(38,702,430)	$345,122

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $283,568,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

24

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$(45,833)
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	(184,456)
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	(188,679)
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	(128,417)
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	(635,411)
Deutsche Bank	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	(368,259)
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	(495,643)
Deutsche Bank	TRY	13,388	7,517	3-month USD- LIBOR-BBA	7.00	8/18/21	(904,753)

							$(2,951,451)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Principal Amount		Premiums Received
Outstanding, beginning of period	INR	—	$—
Options written		2,841,200	1,177,318

Outstanding, end of period	INR	2,841,200	$1,177,318

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance return and to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies. The Portfolio also purchases and sells currency options to enhance return.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

25

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(494,727)
Commodity	Futures Contracts*	—	(1,080,976)

		$—	$(1,575,703)

Credit	Credit Default Swaps	$40,001,031	$(6,157,616)

		$40,001,031	$(6,157,616)

Equity Price	Futures	$1,456,123	$(1,026,252)
Equity Price	Put Options Purchased	74,999	—

		$1,531,122	$(1,026,252)

Foreign Exchange	Currency Options Purchased	$1,851,916	$—
Foreign Exchange	Currency Options Written	—	(917,667)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,592,230	(3,719,388)

		$13,444,146	$(4,637,055)

Interest Rate	Cross-Currency Swaps	$—	$(2,951,451)
Interest Rate	Futures Contracts*	—	(651,679)
Interest Rate	Interest Rate Swaps	918,689	(3,232,951)
Interest Rate	Interest Rate Swaptions	293,400	—

		$1,212,089	$(6,836,081)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,252,465,258

Gross unrealized appreciation	$21,793,267
Gross unrealized depreciation	(43,981,588)

Net unrealized depreciation	$(22,188,321)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

26

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$486,728,618	$—	$486,728,618
Collateralized Mortgage Obligations	—	33,943,177	—	33,943,177
Mortgage Pass-Throughs	—	7,955,273	—	7,955,273
Common Stocks	—	11,833,357 *	—	11,833,357
Precious Metals	32,796,546	—	—	32,796,546
Currency Call Options Purchased	—	1,338,295	—	1,338,295
Currency Put Options Purchased	—	513,621	—	513,621
Interest Rate Swaptions	—	293,400	—	293,400
Put Options Purchased	—	74,999	—	74,999
Short-Term Investments - Foreign Government Securities	—	343,863,227	—	343,863,227
U.S. Treasury Obligations	—	6,998,472	—	6,998,472
Repurchase Agreements	—	142,886,356	—	142,886,356
Other	—	161,051,596	—	161,051,596
Total Investments	$32,796,546	$1,197,480,391	$—	$1,230,276,937
Forward Foreign Currency Exchange Contracts	$—	$11,592,230	$—	$11,592,230
Swap Contracts	—	40,919,720	—	40,919,720
Futures Contracts	1,456,123	—	—	1,456,123
Total	$34,252,669	$1,249,992,341	$—	$1,284,245,010

Liability Description
Currency Put Options Written	$—	$(917,667)	$—	$(917,667)
Securities Sold Short	—	(176,358,993)	—	(176,358,993)
Forward Commodity Contracts	—	(494,727)	—	(494,727)
Forward Foreign Currency Exchange Contracts	—	(3,719,388)	—	(3,719,388)
Swap Contracts	—	(12,342,018)	—	(12,342,018)
Futures Contracts	(2,758,907)	—	—	(2,758,907)
Total	$(2,758,907)	$(193,832,793)	$—	$(196,591,700)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using
Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2012 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $6,370,748,259 and the Fund owned 86.7% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 33.1%

Security	Principal Amount		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274,000	$28,515,254

Total Albania			$28,515,254

Bermuda — 0.3%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$18,697,477

Total Bermuda			$18,697,477

Brazil — 3.6%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	499,184,678	$262,924,041

Total Brazil			$262,924,041

Chile — 0.6%
Government of Chile, 3.00%, 1/1/15(2)	CLP	22,319,499,660	$46,710,656

Total Chile			$46,710,656

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29(3)	USD	12,850,650	$10,248,393

Total Congo			$10,248,393

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,425,963,502	$2,236,325
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	158,967,257	300,121

Total Costa Rica			$2,536,446

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 6/3/13	EUR	24,090,000	$24,712,625
Republic of Cyprus, 3.75%, 11/1/15	EUR	5,360,000	4,044,678
Republic of Cyprus, 4.375%, 7/15/14	EUR	1,700,000	1,548,404
Republic of Cyprus, 4.625%, 2/3/20	EUR	13,850,000	9,539,572

Total Cyprus			$39,845,279

Dominican Republic — 1.2%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	585,000,000	$16,224,844
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	118,000,000	3,029,508
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	2,439,100,000	65,858,566

Total Dominican Republic			$85,112,918

Georgia — 0.8%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	12,000,000	$7,258,360
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	19,393,000	11,808,609
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,096,852
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	622,317
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,600,000	1,048,217
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,124,024
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000,000	632,637
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778,000	513,063
Georgia Treasury Bond, 12.00%, 12/15/14	GEL	1,500,000	1,004,870
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	4,000,000	2,709,281
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,492,208

1

Security	Principal Amount		Value
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500,000	$1,649,987
Georgia Treasury Bond, 14.80%, 8/12/12	GEL	15,610,000	9,481,131

Total Georgia			$56,441,556

Germany — 2.0%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$21,891,063
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	66,600,000	121,795,275

Total Germany			$143,686,338

Greece — 0.0%(4)
Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	4,654,100	$20,558

Total Greece			$20,558

Hungary — 1.8%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,799,308
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	43,756,583
Republic of Hungary, 4.375%, 7/4/17	EUR	42,073,000	46,740,070
Republic of Hungary, 4.50%, 1/29/14	EUR	19,886,000	24,396,773
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,598,793

Total Hungary			$134,291,527

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	8,380,000	$9,717,882

Total Macedonia			$9,717,882

Mexico — 3.4%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$98,724,630
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	62,710,546
Mexican Bonos, 9.00%, 6/20/13	MXN	1,096,655,000	85,661,220

Total Mexico			$247,096,396

New Zealand — 2.5%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390,000	$30,001,588
New Zealand Government Bond, 5.50%, 4/15/23	NZD	64,360,000	61,285,067
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390,000	31,132,762
New Zealand Government Bond, 6.00%, 5/15/21	NZD	66,498,000	64,639,412

Total New Zealand			$187,058,829

Philippines — 1.3%
Republic of the Philippines, 6.25%, 1/14/36	PHP	3,480,000,000	$94,923,763

Total Philippines			$94,923,763

Romania — 0.5%
Romania Government Bond, 6.75%, 2/7/22(1)	USD	31,468,000	$33,395,415

Total Romania			$33,395,415

Serbia — 4.3%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	$68,009,616
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	79,103,621
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	55,083,714
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,302,927
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	12,364,635
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	26,641,666
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,290,521
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	38,549,334
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000,000	3,690,850
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600,000	6,821,234
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	6,776,817
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	6,452,615
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	9,405,850

Total Serbia			$318,493,400

2

Security	Principal Amount		Value
Sri Lanka — 1.2%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	11,610,000	$11,775,884
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	37,755,850
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,010,000	1,055,450
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	250,000,000	1,877,986
Sri Lanka Government Bond, 6.90%, 8/1/12	LKR	850,000,000	6,445,604
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	3,123,380,000	23,284,995
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	455,470,000	3,402,516

Total Sri Lanka			$85,598,285

Turkey — 6.1%
Turkey Government Bond, 0.00%, 8/8/12	TRY	144,375,000	$80,469,043
Turkey Government Bond, 0.00%, 11/7/12	TRY	332,032,400	181,299,291
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	42,387,646	23,816,999
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	268,245,063	161,259,394

Total Turkey			$446,844,727

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,242,097
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	7,708,184
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	174,900,000	7,405,274
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	26,862,106	1,207,191
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	231,366,491	12,480,786

Total Uruguay			$33,043,532

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	60,107,000	$40,391,904
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	43,665,000	34,386,187
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	78,773,000	72,766,559

Total Venezuela			$147,544,650

Total Foreign Government Bonds (identified cost $2,498,874,363)			$2,432,747,322

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,776,903	$3,978,385

Total Chile (identified cost $3,000,000)			$3,978,385

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,978,385

Debt Obligations—United States — 29.9%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$683,038

Total Corporate Bonds & Notes (identified cost $525,292)			$683,038

3

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$266,285	$310,137
Series 1548, Class Z, 7.00%, 7/15/23	301,611	343,838
Series 1650, Class K, 6.50%, 1/15/24	1,876,089	2,047,086
Series 1817, Class Z, 6.50%, 2/15/26	246,464	267,028
Series 1927, Class ZA, 6.50%, 1/15/27	927,437	1,007,379
Series 2127, Class PG, 6.25%, 2/15/29	1,198,747	1,274,949
Series 2344, Class ZD, 6.50%, 8/15/31	1,885,376	2,097,377
Series 2458, Class ZB, 7.00%, 6/15/32	2,917,290	3,363,508

		$10,711,302

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(7)	$1,060,392	$1,080,689
Series 1993-16, Class Z, 7.50%, 2/25/23	1,038,539	1,206,426
Series 1993-79, Class PL, 7.00%, 6/25/23	755,550	862,015
Series 1993-104, Class ZB, 6.50%, 7/25/23	287,839	323,455
Series 1993-121, Class Z, 7.00%, 7/25/23	4,501,642	5,119,022
Series 1993-141, Class Z, 7.00%, 8/25/23	809,484	919,773
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,956,617	5,672,938
Series 1994-79, Class Z, 7.00%, 4/25/24	928,366	1,061,686
Series 1994-89, Class ZQ, 8.00%, 7/25/24	708,144	842,579
Series 1996-35, Class Z, 7.00%, 7/25/26	251,647	291,134
Series 1998-16, Class H, 7.00%, 4/18/28	676,905	784,347
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,209,259	1,405,909
Series 1999-25, Class Z, 6.00%, 6/25/29	1,734,422	1,944,991
Series 2000-2, Class ZE, 7.50%, 2/25/30	313,198	372,426
Series 2000-49, Class A, 8.00%, 3/18/27	886,863	1,064,052
Series 2001-31, Class ZA, 6.00%, 7/25/31	11,442,123	12,838,443
Series 2001-37, Class GA, 8.00%, 7/25/16	70,078	75,379
Series 2001-74, Class QE, 6.00%, 12/25/31	3,954,637	4,430,226
Series 2009-48, Class WA, 5.862%, 7/25/39(8)	11,755,172	13,334,186
Series 2011-38, Class SA, 12.761%, 5/25/41(9)	17,796,451	18,737,199
Series G48, Class Z, 7.10%, 12/25/21	888,791	1,010,192
Series G92-60, Class Z, 7.00%, 10/25/22	2,074,679	2,335,358
Series G93-1, Class K, 6.675%, 1/25/23	1,293,596	1,474,018
Series G93-31, Class PN, 7.00%, 9/25/23	3,944,017	4,545,200
Series G93-41, Class ZQ, 7.00%, 12/25/23	8,133,533	9,373,632
Series G94-7, Class PJ, 7.50%, 5/17/24	1,284,408	1,513,662

		$92,618,937

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$919,412	$1,045,500
Series 1996-22, Class Z, 7.00%, 10/16/26	733,509	839,102
Series 1999-42, Class Z, 8.00%, 11/16/29	1,998,379	2,315,499
Series 2000-21, Class Z, 9.00%, 3/16/30	2,943,598	3,683,825
Series 2001-35, Class K, 6.45%, 10/26/23	293,486	332,792
Series 2002-48, Class OC, 6.00%, 9/16/30	887,429	899,885

		$9,116,603

Total Collateralized Mortgage Obligations (identified cost $106,032,398)		$112,446,842

4

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.237%, 12/15/44(8)	$9,960,000	$11,093,274
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(8)	4,512,435	4,731,770
WBCMT, Series 2004-C12, Class MAD, 5.262%, 7/15/41(1)(8)	9,503,880	10,058,631
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(8)	6,000,000	6,568,158

Total Commercial Mortgage-Backed Securities (identified cost $30,231,591)		$32,451,833

Mortgage Pass-Throughs — 22.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.904%, with maturity at 2035(10)	$5,990,619	$6,353,131
3.329%, with maturity at 2029(10)	1,139,239	1,175,787
3.555%, with maturity at 2023(10)	305,284	321,631
4.321%, with maturity at 2030(10)	1,592,864	1,738,462
4.50%, with maturity at 2018	3,235,421	3,454,987
5.00%, with various maturities to 2019	3,852,966	4,144,712
5.50%, with various maturities to 2019	11,321,678	12,231,643
6.00%, with various maturities to 2035(11)	65,770,772	75,270,676
6.50%, with various maturities to 2033	55,106,784	64,291,845
6.60%, with maturity at 2030	2,629,551	3,203,782
7.00%, with various maturities to 2036	53,665,026	64,545,316
7.31%, with maturity at 2026	251,516	306,806
7.50%, with various maturities to 2035	29,129,012	35,269,581
7.95%, with maturity at 2022	418,426	501,105
8.00%, with various maturities to 2031	7,670,237	9,578,016
8.15%, with maturity at 2021	206,461	245,133
8.30%, with maturity at 2021	67,267	79,002
8.47%, with maturity at 2018	149,110	172,106
8.50%, with various maturities to 2028	1,080,301	1,334,062
9.00%, with various maturities to 2027	1,953,379	2,354,846
9.50%, with maturity at 2027	239,895	298,108
9.75%, with maturity at 2016	3,807	4,332
10.00%, with various maturities to 2020	608,344	701,342
10.50%, with maturity at 2021	368,509	432,870
11.00%, with maturity at 2016	402,269	440,721

		$288,450,002

Federal National Mortgage Association:
2.275%, with maturity at 2028(10)	$252,702	$263,978
2.371%, with maturity at 2022(10)	1,968,856	2,030,251
2.38%, with maturity at 2027(10)	398,704	412,676
2.39%, with various maturities to 2035(10)	26,394,597	27,599,405
2.392%, with maturity at 2038(10)	1,381,053	1,442,481
2.413%, with various maturities to 2033(10)	21,133,774	21,997,770
2.449%, with maturity at 2035(10)	5,394,157	5,612,401
2.54%, with maturity at 2025(10)	1,441,387	1,502,865
2.74%, with maturity at 2024(10)	1,072,749	1,124,105
3.408%, with maturity at 2023(10)	137,871	144,282

5

Security	Principal Amount	Value
3.665%, with maturity at 2034(10)	$3,726,115	$4,064,239
3.804%, with maturity at 2035(10)	12,693,688	13,853,970
4.169%, with maturity at 2035(10)	10,372,345	11,320,442
4.50%, with various maturities to 2018	4,324,947	4,650,654
5.00%, with various maturities to 2019(11)	20,281,185	21,932,544
5.50%, with various maturities to 2023(11)	19,058,404	20,753,641
6.00%, with various maturities to 2038(11)	456,822,139	514,648,985
6.324%, with maturity at 2032(10)	3,898,961	4,255,350
6.50%, with various maturities to 2036	178,882,481	204,811,926
7.00%, with various maturities to 2036	132,208,410	158,506,991
7.005%, with maturity at 2025(10)	146,583	157,554
7.50%, with various maturities to 2037	92,518,878	113,533,158
8.00%, with various maturities to 2030	6,854,755	8,328,267
8.50%, with various maturities to 2037	10,908,234	13,888,788
9.00%, with various maturities to 2032	3,428,465	4,179,160
9.077%, with maturity at 2028(8)	489,141	556,564
9.50%, with various maturities to 2031	2,886,309	3,489,110
10.50%, with maturity at 2029	313,041	371,931
10.664%, with maturity at 2027(8)	480,376	555,934
11.00%, with maturity at 2016	14,636	15,534
11.50%, with maturity at 2031	445,938	539,914

		$1,166,544,870

Government National Mortgage Association:
2.00%, with maturity at 2024(10)	$590,588	$616,559
6.00%, with various maturities to 2033	55,474,136	63,849,538
6.50%, with various maturities to 2032	5,947,920	7,013,092
7.00%, with various maturities to 2035	45,959,343	55,443,058
7.50%, with various maturities to 2031	7,520,299	8,968,983
7.75%, with maturity at 2019	32,318	38,047
8.00%, with various maturities to 2034	18,425,125	22,230,272
8.30%, with various maturities to 2020	101,898	113,499
8.50%, with various maturities to 2021	1,001,206	1,129,200
9.00%, with various maturities to 2025	396,949	479,593
9.50%, with various maturities to 2026	1,397,104	1,784,786

		$161,666,627

Total Mortgage Pass-Throughs (identified cost $1,552,398,660)		$1,616,661,499

U.S. Government Agency Obligations — 5.9%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(11)	$20,000,000	$23,721,540
4.125%, 3/13/20(11)	65,000,000	77,678,315
4.50%, 9/13/19(11)	48,275,000	58,706,407
4.625%, 9/11/20	19,325,000	23,764,668
5.25%, 12/11/20(11)	11,545,000	14,707,141
5.25%, 12/9/22(11)	14,850,000	19,220,533
5.365%, 9/9/24	12,700,000	16,555,237
5.375%, 5/15/19(11)	27,930,000	35,368,178
5.375%, 9/30/22	49,780,000	65,064,849
5.375%, 8/15/24(11)	22,000,000	29,020,970
5.625%, 6/11/21(11)	12,850,000	16,762,953

6

Security	Principal Amount	Value
5.75%, 6/12/26	$14,850,000	$20,117,236

		$400,688,027

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,694,290
5.50%, 4/26/24	22,500,000	30,026,340

		$36,720,630

Total U.S. Government Agency Obligations (identified cost $373,290,228)		$437,408,657

U.S. Treasury Obligations — 0.0%(4)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,315,508

Total U.S. Treasury Obligations (identified cost $1,716,811)		$2,315,508

Total Debt Obligations — United States (identified cost $2,064,194,980)		$2,201,967,377

Common Stocks — 0.6%

Security	Shares	Value
Germany — 0.4%
Deutsche EuroShop AG	267,609	$9,813,055
Deutsche Wohnen AG	619,567	10,319,499
GSW Immobilien AG	280,052	10,300,667

Total Germany		$30,433,221

Luxembourg — 0.2%
GAGFAH SA(12)	1,055,517	$10,809,345

Total Luxembourg		$10,809,345

Total Common Stocks (identified cost $38,088,821)		$41,242,566

Precious Metals — 6.1%

Description	Troy Ounces	Value
Gold(12)	184,663	$297,973,001
Platinum(12)	104,260	147,618,901

Total Precious Metals (identified cost $473,601,481)		$445,591,902

7

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	3,709,482	INR	52.00	5/6/13	$263,195
Indian Rupee	Barclays Bank PLC	INR	4,073,798	INR	52.00	5/6/13	289,044
Indian Rupee	Barclays Bank PLC	INR	4,068,093	INR	52.00	5/6/13	288,640
Indian Rupee	Citibank NA	INR	3,921,500	INR	55.00	7/1/13	1,113,448
Indian Rupee	Citibank NA	INR	3,267,000	INR	55.00	7/1/13	927,613
Indian Rupee	Deutsche Bank	INR	3,211,300	INR	51.00	5/8/13	138,638
Indian Rupee	Goldman Sachs International	INR	3,725,500	INR	51.00	5/8/13	160,837
Indian Rupee	HSBC Bank USA	INR	3,847,800	INR	53.00	7/3/13	531,075
Indian Rupee	JPMorgan Chase Bank	INR	3,280,700	INR	53.00	7/3/13	452,803
Indian Rupee	Standard Chartered Bank	INR	3,304,700	INR	52.00	5/6/13	234,475
Indian Rupee	Standard Chartered Bank	INR	2,183,600	INR	53.00	7/3/13	301,381

Total Currency Call Options Purchased (identified cost $8,328,875)							$4,701,149

Currency Put Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	22,310	AUD	1.00	8/8/12	$2,345
Australian Dollar	Citibank NA	AUD	22,310	AUD	1.00	8/8/12	2,344
Australian Dollar	Deutsche Bank	AUD	70,730	AUD	1.00	8/8/12	7,433
Australian Dollar	Goldman Sachs International	AUD	99,020	AUD	1.00	8/8/12	10,406
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	449,995	CNH	6.50	5/20/13	467,986
Yuan Offshore Renminbi	Citibank NA	CNH	425,666	CNH	6.50	5/20/13	442,684
Yuan Offshore Renminbi	HSBC Bank USA	CNH	481,026	CNH	6.50	5/20/13	500,257
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	403,052	CNH	6.50	5/20/13	419,166

Total Currency Put Options Purchased (identified cost $7,242,241)							$1,852,621

8

Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR- BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$1,217,610

Total Interest Rate Swaptions (identified cost $6,205,080)				$1,217,610

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
KOSPI 200 Index	Bank of America	KRW	134,100	KRW	200	12/13/12	$131,500
KOSPI 200 Index	Credit Suisse International	KRW	400,150	KRW	200	10/11/12	136,927
KOSPI 200 Index	Deutsche Bank	KRW	401,490	KRW	200	10/11/12	137,385

Total Put Options Purchased (identified cost $10,766,330)							$405,812

Short-Term Investments — 36.5%

Foreign Government Securities — 20.8%

Security	Principal Amount (000’s omitted)		Value
Croatia — 1.1%
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	$2,887,073
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	8,539,878
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,469,824
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,079,217
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	8,868,286
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,153,206
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	4,392,567
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	8,376,694
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,015,124
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	8,547,421
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	8,874,762
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	8,488,558

Total Croatia			$84,692,610

Georgia — 0.8%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	$12,516,957
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	18,097,262
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	12,226,404
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,176,718
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	10,840	6,300,640
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	5,319,951

Total Georgia			$55,637,932

9

Security	Principal Amount (000’s omitted)		Value
Hong Kong — 3.5%
Hong Kong Treasury Bill, 0.00%, 8/8/12	HKD	1,949,000	$251,324,031
Hong Kong Treasury Bill, 0.00%, 9/19/12	HKD	36,000	4,641,497

Total Hong Kong			$255,965,528

Malaysia — 6.8%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	333,739	$106,634,800
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	106,465	33,998,095
Bank Negara Monetary Note, 0.00%, 8/14/12	MYR	316,865	101,145,020
Bank Negara Monetary Note, 0.00%, 8/23/12	MYR	195,993	62,516,415
Bank Negara Monetary Note, 0.00%, 8/28/12	MYR	215,318	68,651,894
Bank Negara Monetary Note, 0.00%, 9/4/12	MYR	68,835	21,936,058
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	111,091	35,375,890
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	81,866	26,039,117
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	142,426	45,223,156

Total Malaysia			$501,520,445

Nigeria — 2.1%
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	7,547,170	$42,662,637
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	2,761,000	15,603,835
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	8,032,600	45,256,598
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	2,138,000	12,010,947
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	1,467,500	8,196,347
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	20,369,625
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	6,913,854

Total Nigeria			$151,013,843

Philippines — 0.4%
Philippine Government Bond, 5.25%, 9/24/12	PHP	144,380	$3,475,710
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	343,580	8,229,994
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	608,540	14,559,257
Philippine Treasury Bill, 0.00%, 9/5/12	PHP	198,070	4,736,504

Total Philippines			$31,001,465

Serbia — 1.1%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090	$7,196,468
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740	7,122,634
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660	1,372,275
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500	1,448,049
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	20,429,242
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	5,724,593
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	6,681,497
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	18,127,204
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	1,935,973
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	6,760,675
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	7,272,358

Total Serbia			$84,070,968

South Korea — 1.1%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	17,514,100	$15,483,541
Korea Monetary Stabilization Bond, 0.00%, 8/14/12	KRW	5,873,520	5,189,724
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	22,414,680	19,773,896
Korea Monetary Stabilization Bond, 0.00%, 9/18/12	KRW	6,833,300	6,022,065
Korea Monetary Stabilization Bond, 0.00%, 10/2/12	KRW	16,887,480	14,861,968
Korea Monetary Stabilization Bond, 0.00%, 10/9/12	KRW	6,719,250	5,910,786

10

Security	Principal Amount (000’s omitted)		Value
Korea Monetary Stabilization Bond, 3.28%, 10/2/12	KRW	7,210,960	$6,381,249
Korea Monetary Stabilization Bond, 3.64%, 8/9/12	KRW	6,326,000	5,595,790

Total South Korea			$79,219,019

Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	$8,805,533
Sri Lanka Treasury Bill, 0.00%, 8/10/12	LKR	311,310	2,356,500
Sri Lanka Treasury Bill, 0.00%, 8/31/12	LKR	700,000	5,265,416
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	1,276,000	9,577,645
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	1,157,350	8,631,528
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,254,519
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	2,344,040	17,443,918
Sri Lanka Treasury Bill, 0.00%, 10/19/12	LKR	606,300	4,492,046
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	1,361,770	10,066,718
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	1,320,630	9,617,189
Sri Lanka Treasury Bill, 0.00%, 12/21/12	LKR	1,657,480	12,007,084
Sri Lanka Treasury Bill, 0.00%, 12/28/12	LKR	226,620	1,637,298
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,335,940	9,574,551
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	10,629,949
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	2,171,530	15,478,883
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	35,640,501
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	4,680,018
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	12,930,130
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	10,019,946

Total Sri Lanka			$194,109,372

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/15/12	UGX	12,390,000	$4,768,203
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	6,512,076

Total Uganda			$11,280,279

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	7,475	$349,520
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	13,957,902
Monetary Regulation Bill, 0.00%, 8/29/12	UYU	29,884	1,390,171
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	10,775,487
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	8,021,187
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	5,884,443
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	1,435,905
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	222,948	10,297,294
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	233,792	10,772,202
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	312,990	14,385,724
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	103,288	4,735,978

Total Uruguay			$82,005,813

Total Foreign Government Securities (identified cost $1,569,905,742)			$1,530,517,274

U.S. Treasury Obligations — 2.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/12(11)		$99,000	$98,999,901
U.S. Treasury Bill, 0.00%, 11/15/12(11)		44,420	44,405,608

11

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/17/13(11)	$10,000	$9,994,020

Total U.S. Treasury Obligations (identified cost $153,396,679)		$153,399,529

Repurchase Agreements — 8.4%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/20/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 49,929,386, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $61,388,070.	EUR	49,930	$61,434,469
Dated 7/20/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 56,899,961, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $70,017,359.	EUR	56,901	70,011,252
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 22,101,077, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $27,312,694.	EUR	22,120	27,216,596
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 16,778,842, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $20,708,581.	EUR	16,795	20,664,256
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 24,417,535, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $30,308,964.	EUR	24,445	30,076,998
Dated 7/31/12 with a maturity date of 9/4/12, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 75,292,926, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $92,561,699.	EUR	75,299	92,647,808
Barclays Bank PLC:
Dated 7/18/12 with a maturity date of 8/28/12, an interest rate of 0.15% and repurchase proceeds of EUR 58,111,879, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $71,661,834.	EUR	58,102	71,488,925
Citibank NA:
Dated 7/27/12 with a maturity date of 8/27/12, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 91,279,065, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $114,412,897.	EUR	91,282	112,313,231
Nomura International PLC:
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 31,167,372, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $38,404,451.	EUR	31,169	38,350,563
Dated 7/31/12 with a maturity date of 8/6/12, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 13,561,921, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $16,519,077.	EUR	13,562	16,686,696
Dated 7/31/12 with a maturity date of 8/29/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 65,590,340, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $81,004,436.	EUR	65,593	80,705,251

Total Repurchase Agreements (identified cost $617,797,138)			$621,596,045

12

Other — 5.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$379,967	$379,967,024

Total Other (identified cost $379,967,024)		$379,967,024

Total Short-Term Investments (identified cost $2,721,066,583)		$2,685,479,872

Total Investments — 106.4% (identified cost $7,831,368,754)		$7,819,184,616

Currency Put Options Written — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank NA	INR	2,317,250	INR	65.00	7/1/13	$(684,113)
Indian Rupee	Citibank NA	INR	1,930,500	INR	65.00	7/1/13	(569,934)
Indian Rupee	HSBC Bank USA	INR	2,323,200	INR	64.00	7/3/13	(799,032)
Indian Rupee	JPMorgan Chase Bank	INR	1,980,800	INR	64.00	7/3/13	(681,268)
Indian Rupee	Standard Chartered Bank	INR	1,318,400	INR	64.00	7/3/13	(453,445)

Total Currency Put Options Written (premiums received $4,089,906)							$(3,187,792)

Other Assets, Less Liabilities — (6.4)%							$(469,863,145)

Net Assets — 100.0%							$7,346,133,679

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

13

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $127,908,101 or 1.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Floating-rate security.

(8)	Weighted average fixed-rate coupon that changes/updates monthly.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(10)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(12)	Non-income producing.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $261,350.

Securities Sold Short — (10.0)%

Foreign Government Bonds — (8.4)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.1)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(78,761,805)

Total Belgium			$(78,761,805)

France — (5.5)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(152,597,713)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(68,303,448)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(181,317,923)

Total France			$(402,219,084)

14

Security	Principal Amount (000’s omitted)		Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(38,344,037)

Total Germany			$(38,344,037)

Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(16,514,425)

Total Spain			$(16,514,425)

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(20,351,118)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(29,987,751)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(27,004,559)

Total Supranational			$(77,343,428)

Total Foreign Government Bonds (proceeds $625,021,551)			$(613,182,779)

Common Stocks — (1.6)%

Security	Shares		Value
China — (1.6)%
Agricultural Bank of China, Ltd., Class H		(73,853,000)	$(29,841,043)
Bank of China, Ltd., Class H		(78,867,000)	(29,896,763)
China Construction Bank Corp., Class H		(45,377,000)	(30,432,275)
Industrial & Commercial Bank of China, Class H		(53,402,000)	(30,449,442)

Total Common Stocks (proceeds $115,551,563)			$(120,619,523)

Total Securities Sold Short (proceeds $740,573,114)			$(733,802,302)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $499,356,980 or 6.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/29/12	Gold 99,393 Troy Ounces	United States Dollar 156,250,263	Citibank NA	$(4,181,251)
8/29/12	Gold 29,799 Troy Ounces	United States Dollar 46,741,535	Merrill Lynch International	(1,357,890)

				$(5,539,141)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

15

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 531,420,000	Euro 4,519,954	Citibank NA	$6,340
8/7/12	New Taiwan Dollar 480,127,000	United States Dollar 16,032,558	Australia and New Zealand Banking Group Limited	18,052
8/7/12	New Taiwan Dollar 530,693,000	United States Dollar 17,721,074	Barclays Bank PLC	19,954
8/8/12	Chilean Peso 7,671,557,633	United States Dollar 15,624,354	Citibank NA	(252,662)
8/8/12	Euro 131,345,724	United States Dollar 165,253,937	Deutsche Bank	3,635,449
8/8/12	Euro 3,540,649	United States Dollar 4,446,525	Deutsche Bank	89,821
8/8/12	Euro 892,724	United States Dollar 1,125,689	Deutsche Bank	27,209
8/8/12	Euro 422,422	United States Dollar 529,197	Deutsche Bank	9,415
8/8/12	New Turkish Lira 19,740,000	United States Dollar 10,705,785	JPMorgan Chase Bank	(280,037)
8/8/12	South African Rand 60,000,000	United States Dollar 7,074,721	Deutsche Bank	(169,544)
8/8/12	South African Rand 1,706,456,210	United States Dollar 204,048,333	Standard Bank	(1,985,353)
8/9/12	Euro 10,000,000	United States Dollar 12,219,800	Australia and New Zealand Banking Group Limited	(85,152)
8/9/12	Serbian Dinar 1,101,170,000	Euro 9,375,649	Barclays Bank PLC	45,050
8/9/12	Serbian Dinar 1,165,750,000	Euro 10,000,000	Citibank NA	139,364
8/9/12	Serbian Dinar 434,984,000	Euro 3,696,046	Citibank NA	8,541
8/9/12	Serbian Dinar 567,900,000	Euro 4,802,618	Citibank NA	(16,918)
8/9/12	Serbian Dinar 478,200,000	Euro 4,031,361	Citibank NA	(29,852)
8/9/12	Serbian Dinar 205,650,000	Euro 1,743,535	JPMorgan Chase Bank	(720)
8/13/12	Euro 17,956,785	United States Dollar 22,059,372	Deutsche Bank	(37,345)
8/13/12	Euro 262,281,615	United States Dollar 322,598,518	Goldman Sachs International	(152,044)
8/13/12	Euro 61,070,000	United States Dollar 74,916,401	Goldman Sachs International	(233,269)
8/13/12	Japanese Yen 13,029,000,000	United States Dollar 164,621,897	Goldman Sachs International	(2,167,557)
8/20/12	Chilean Peso 6,825,000,000	United States Dollar 13,907,285	Deutsche Bank	(192,233)
8/20/12	Euro 2,228,272	United States Dollar 2,736,831	Australia and New Zealand Banking Group Limited	(5,382)
8/20/12	Euro 150,857,819	United States Dollar 184,490,061	Australia and New Zealand Banking Group Limited	(1,162,381)
8/20/12	Euro 148,231,510	United States Dollar 181,352,359	Bank of America	(1,068,030)

16

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	Euro 204,808,315	United States Dollar 250,324,915	Goldman Sachs International	$(1,721,444)
8/20/12	New Taiwan Dollar 870,322,500	United States Dollar 29,152,626	Australia and New Zealand Banking Group Limited	93,665
8/20/12	New Taiwan Dollar 959,777,500	United States Dollar 32,149,042	Bank of America	103,292
8/20/12	New Taiwan Dollar 849,770,000	United States Dollar 28,464,192	Citibank NA	91,453
8/20/12	New Taiwan Dollar 760,462,000	United States Dollar 25,476,967	HSBC Bank USA	86,108
8/27/12	Chilean Peso 2,562,085,573	United States Dollar 5,179,593	Credit Suisse International	(107,765)
8/28/12	British Pound Sterling 2,834,615	United States Dollar 4,398,558	Citibank NA	(45,628)
8/29/12	South African Rand 269,403,398	United States Dollar 31,940,648	Barclays Bank PLC	(492,442)
8/30/12	Sri Lankan Rupee 700,000,000	United States Dollar 5,709,625	Standard Chartered Bank	442,927
9/4/12	New Taiwan Dollar 1,649,572,000	United States Dollar 55,336,938	Barclays Bank PLC	194,970
9/4/12	New Taiwan Dollar 2,016,116,000	United States Dollar 67,641,280	Deutsche Bank	246,462
9/5/12	Chilean Peso 7,364,145,137	United States Dollar 15,168,167	State Street Bank and Trust Co.	(8,731)
9/7/12	Euro 119,894,060	United States Dollar 148,895,834	Bank of America	1,318,355
9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 10,142,278	Standard Chartered Bank	562,827
9/11/12	South Korean Won 20,450,000,000	United States Dollar 17,868,065	Goldman Sachs International	(241,601)
9/25/12	New Taiwan Dollar 1,118,055,000	United States Dollar 37,547,604	Australia and New Zealand Banking Group Limited	154,460
9/25/12	New Taiwan Dollar 1,145,622,000	United States Dollar 38,466,926	HSBC Bank USA	151,809
9/25/12	New Taiwan Dollar 1,205,877,000	United States Dollar 40,490,128	Nomura International PLC	159,794
10/3/12	New Zealand Dollar 234,431,196	United States Dollar 188,871,837	Goldman Sachs International	(193,123)
10/9/12	Croatian Kuna 35,151,490	Euro 4,550,355	Credit Suisse International	(141,848)
10/23/12	Croatian Kuna 101,834,000	Euro 13,119,557	Barclays Bank PLC	(473,941)
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,858,931	Citibank NA	(281,218)
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	297,822
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	339,319
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	147,263
11/5/12	Brazilian Real 274,530,000	United States Dollar 132,892,826	Barclays Bank PLC	1,049,868
11/5/12	Brazilian Real 271,379,000	United States Dollar 131,316,655	State Street Bank and Trust Co.	986,964
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(1,253,348)

17

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	$(1,955,761)
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	348,402
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	876,979
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	465,201
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	997,158
1/17/13	Croatian Kuna 70,888,442	Euro 9,109,283	Barclays Bank PLC	(276,732)
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	1,596,118
1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	525,182
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	285,199
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	3,828,909
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	345,365
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	471,708
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	1,356,420
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	732,313
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	404,232
3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	757,391
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	525,250
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	766,526
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	722,086

				$10,398,931

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Philippine Peso 308,890,000	United States Dollar 7,280,505	JPMorgan Chase Bank	$118,944
8/2/12	Serbian Dinar 531,420,000	Euro 4,530,435	Barclays Bank PLC	(19,236)
8/7/12	Ugandan Shilling 10,038,863,000	United States Dollar 3,386,931	Standard Chartered Bank	653,271
8/8/12	New Turkish Lira 6,892,224	United States Dollar 3,720,334	Deutsche Bank	115,367
8/8/12	Philippine Peso 737,690,000	United States Dollar 17,541,077	JPMorgan Chase Bank	128,722
8/13/12	Polish Zloty 49,887,947	Euro 11,545,730	Barclays Bank PLC	705,400

18

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/13/12	Polish Zloty 137,910,296	Euro 32,630,678	Deutsche Bank	$1,071,831
8/13/12	Polish Zloty 53,457,600	Euro 12,295,322	Goldman Sachs International	850,067
8/13/12	Polish Zloty 78,842,400	Euro 18,140,119	JPMorgan Chase Bank	1,246,027
8/13/12	Polish Zloty 137,910,296	Euro 32,637,628	JPMorgan Chase Bank	1,063,279
8/13/12	South Korean Won 27,819,579,000	United States Dollar 24,299,334	Deutsche Bank	320,670
8/13/12	South Korean Won 27,165,979,000	United States Dollar 23,727,818	Toronto-Dominion Bank	313,758
8/14/12	Philippine Peso 931,826,000	United States Dollar 21,690,044	Australia and New Zealand Banking Group Limited	627,926
8/14/12	Philippine Peso 931,826,000	United States Dollar 21,692,569	Bank of America	625,402
8/14/12	Philippine Peso 985,108,000	United States Dollar 22,927,617	HSBC Bank USA	666,500
8/14/12	Philippine Peso 151,280,000	United States Dollar 3,608,004	Standard Chartered Bank	15,272
8/16/12	Hong Kong Dollar 116,967,836	United States Dollar 15,081,925	Citibank NA	2,212
8/16/12	Hong Kong Dollar 591,295,583	United States Dollar 76,261,763	Goldman Sachs International	(8,464)
8/16/12	Hong Kong Dollar 161,351,966	United States Dollar 20,803,503	Nomura International PLC	4,398
8/16/12	Hong Kong Dollar 27,348,350	United States Dollar 3,525,942	Nomura International PLC	893
8/16/12	South Korean Won 34,208,382,000	United States Dollar 29,672,367	JPMorgan Chase Bank	606,526
8/16/12	South Korean Won 37,969,552,000	United States Dollar 32,948,240	Standard Chartered Bank	659,780
8/16/12	Yuan Offshore Renminbi 233,585,000	United States Dollar 36,601,742	Barclays Bank PLC	26,227
8/16/12	Yuan Offshore Renminbi 209,690,000	United States Dollar 32,858,016	JPMorgan Chase Bank	23,030
8/16/12	Yuan Offshore Renminbi 238,972,000	United States Dollar 37,444,688	Nomura International PLC	28,006
8/20/12	Mexican Peso 932,300,000	United States Dollar 66,181,586	Standard Chartered Bank	3,806,369
8/27/12	Polish Zloty 266,423,945	Euro 63,169,562	HSBC Bank USA	1,763,118
8/27/12	South Korean Won 26,061,347,000	United States Dollar 22,422,221	Australia and New Zealand Banking Group Limited	659,101
8/27/12	South Korean Won 28,920,661,000	United States Dollar 24,880,128	Barclays Bank PLC	733,554
8/29/12	South African Rand 102,359,318	United States Dollar 12,381,676	Australia and New Zealand Banking Group Limited	(58,784)
8/29/12	South African Rand 64,580,336	United States Dollar 7,757,976	Deutsche Bank	16,758
8/29/12	South African Rand 93,557,459	United States Dollar 11,225,709	Goldman Sachs International	37,540
8/29/12	South African Rand 14,344,958	United States Dollar 1,756,621	JPMorgan Chase Bank	(29,652)
8/29/12	South African Rand 84,850,338	United States Dollar 10,264,733	Nomura International PLC	(49,722)

19

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/29/12	South African Rand 67,004,129	United States Dollar 7,990,380	Standard Bank	$76,151
8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	20,548
8/31/12	Norwegian Krone 454,683,037	Euro 60,813,576	Barclays Bank PLC	505,212
8/31/12	Norwegian Krone 454,683,038	Euro 60,823,094	Deutsche Bank	493,497
9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 9,857,088	HSBC Bank USA	(277,637)
9/11/12	South Korean Won 44,974,694,000	United States Dollar 39,339,678	BNP Paribas SA	488,031
9/11/12	South Korean Won 49,707,406,000	United States Dollar 43,467,628	Nomura International PLC	551,173
9/12/12	Yuan Renminbi 288,507,000	United States Dollar 45,477,144	Barclays Bank PLC	37,409
9/12/12	Yuan Renminbi 295,620,500	United States Dollar 46,602,112	Citibank NA	34,659
9/12/12	Yuan Renminbi 280,842,000	United States Dollar 44,272,405	Nomura International PLC	32,926
9/17/12	Singapore Dollar 218,540,000	United States Dollar 172,636,069	Standard Chartered Bank	2,985,223
9/17/12	Yuan Renminbi 204,382,000	United States Dollar 32,209,982	BNP Paribas SA	25,837
9/17/12	Yuan Renminbi 162,185,000	United States Dollar 25,560,266	JPMorgan Chase Bank	20,100
9/24/12	Ugandan Shilling 12,605,000,000	United States Dollar 5,000,000	Barclays Bank PLC	(19,849)
9/24/12	Ugandan Shilling 9,702,200,000	United States Dollar 3,850,079	JPMorgan Chase Bank	(16,805)
9/24/12	Ugandan Shilling 8,503,000,000	United States Dollar 3,370,194	Standard Chartered Bank	(10,716)
9/25/12	Swedish Krona 412,556,000	Euro 48,699,286	Barclays Bank PLC	571,944
9/25/12	Swedish Krona 412,555,500	Euro 48,697,215	Deutsche Bank	574,420
9/26/12	Ugandan Shilling 8,585,000,000	United States Dollar 3,391,940	Citibank NA	(2,708)
9/27/12	Ugandan Shilling 6,678,000,000	United States Dollar 2,630,169	Barclays Bank PLC	5,180
9/27/12	Ugandan Shilling 7,256,000,000	United States Dollar 2,863,457	Citibank NA	(11)
9/28/12	Ugandan Shilling 7,712,000,000	United States Dollar 3,042,209	Barclays Bank PLC	4
9/28/12	Ugandan Shilling 8,282,000,000	United States Dollar 3,273,518	Citibank NA	(6,452)
9/28/12	Ugandan Shilling 8,323,000,000	United States Dollar 3,285,827	JPMorgan Chase Bank	(2,588)
9/28/12	Ugandan Shilling 3,385,400,000	United States Dollar 1,339,426	JPMorgan Chase Bank	(3,961)
9/28/12	Ugandan Shilling 5,631,000,000	United States Dollar 2,228,334	Standard Chartered Bank	(7,029)
10/9/12	Croatian Kuna 92,505,643	Euro 12,268,653	Deutsche Bank	11,482
10/9/12	Croatian Kuna 115,368,289	Euro 15,232,148	JPMorgan Chase Bank	98,901
10/18/12	Ugandan Shilling 1,924,000,000	United States Dollar 753,033	JPMorgan Chase Bank	(2,688)
10/18/12	Ugandan Shilling 2,290,000,000	United States Dollar 898,744	Standard Chartered Bank	(5,661)

20

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
10/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 3,179,439	Barclays Bank PLC	$(32,323)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	660,048
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	1,140,148
10/29/12	Russian Ruble 549,000,000	United States Dollar 16,459,633	Bank of America	329,080
10/29/12	Russian Ruble 671,000,000	United States Dollar 20,074,794	Credit Suisse International	444,743
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citibank NA	850,981
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	903,492
10/30/12	Yuan Renminbi 317,994,009	United States Dollar 49,943,304	HSBC Bank USA	93,124
10/30/12	Yuan Renminbi 268,149,054	United States Dollar 42,111,479	Standard Chartered Bank	81,834
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	606,349
11/7/12	New Turkish Lira 82,014,038	United States Dollar 44,512,368	Deutsche Bank	486,222
12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Capital	19,717
12/14/12	Hungarian Forint 888,740,995	United States Dollar 3,733,422	Goldman Sachs International	78,240
12/17/12	Ugandan Shilling 8,700,450,000	United States Dollar 3,124,040	Standard Chartered Bank	187,338
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Capital	11,467
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Capital	(12,179)

				$28,748,963

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/12	1,896 Hang Seng H-Shares	Long	$112,957,561	$117,896,398	$4,938,837
9/12	1,440 Dow Jones Euro Stoxx 50 Index	Short	(37,561,643)	(41,246,936)	(3,685,293)
9/12	1,359 Euro-Bobl	Short	(212,627,861)	(213,612,466)	(984,605)
9/12	370 Euro-Schatz	Short	(50,386,837)	(50,507,478)	(120,641)
9/12	144 Japan 10-Year Bond	Short	(264,084,480)	(265,439,232)	(1,354,752)
9/12	2,844 U.S. 5-Year Treasury Note	Short	(352,988,158)	(354,877,875)	(1,889,717)
9/12	4,708 U.S. 10-Year Treasury Note	Short	(629,327,188)	(633,961,626)	(4,634,438)
9/12	1,598 U.S. 30-Year Treasury Bond	Short	(238,264,298)	(241,347,938)	(3,083,640)
10/12	1,583 Platinum	Long	116,179,026	112,147,635	(4,031,391)
12/12	742 Gold	Short	(117,295,360)	(119,803,320)	(2,507,960)

					$(17,353,600)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

21

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(170,286)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	176,052
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(336,352)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	96,047
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(303,273)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	120,808
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(408,696)
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(119,818)
Bank of America	HUF	867,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(356,293)
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	293,862
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(985,264)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	1,442
Barclays Bank PLC	PLN	132,540	Pays	6-month PLN WIBOR	4.43	7/27/17	161,048
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	(11,642)
Citibank NA	PLN	60,754	Pays	6-month PLN WIBOR	4.33	7/30/17	767
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	(9,989)
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	259,780
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(544,108)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	43,612
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(127,310)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	33,482
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(99,904)
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,022,907)
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(510,562)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	173,821
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(494,337)

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75%	1/20/17	$(825,598)
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	302,411
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,009,486)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	4,007
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	36,609
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	4,034
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	864,576
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,671,476)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	195,734
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(616,935)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(728,878)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	355,109
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(666,586)
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(595,741)
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,010,157)
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	362,572
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(708,870)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	104,050
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(312,240)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	263,608
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(526,979)

							$(10,320,256)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$18,980	5.00	%(1)	6/20/13	6.61%	$(153,468)	$(110,828)	$(264,296)
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	6.61	(155,264)	(147,896)	(303,160)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	6.61	(154,280)	(151,817)	(306,097)
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	6.61	(306,938)	(215,261)	(522,199)
Argentina	Bank of America	115,016	5.00	(1)	6/20/13	6.61	(929,981)	(285,945)	(1,215,926)

23

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Credit Suisse International	$19,169	5.00	%(1)	6/20/13	6.61%	$(154,994)	$(47,657)	$(202,651)
Argentina	Credit Suisse International	19,361	5.00	(1)	6/20/13	6.61	(156,546)	(80,478)	(237,024)
Argentina	Credit Suisse International	18,925	5.00	(1)	6/20/13	6.61	(153,021)	(110,802)	(263,823)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	6.61	(154,023)	(111,528)	(265,551)
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	6.61	(81,895)	(59,267)	(141,162)
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	6.61	(132,443)	(89,174)	(221,617)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	6.61	(154,023)	(111,528)	(265,551)
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	6.61	(154,279)	(151,816)	(306,095)
Poland	Bank of America	32,910	1.00	(1)	9/20/17	1.64	(995,768)	1,540,387	544,619
Poland	Bank of America	16,600	1.00	(1)	9/20/17	1.64	(502,272)	522,205	19,933
Poland	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	1.64	(523,452)	904,624	381,172
Poland	Barclays Bank PLC	8,610	1.00	(1)	9/20/17	1.64	(260,516)	266,778	6,262
Poland	Credit Suisse International	28,990	1.00	(1)	9/20/17	1.64	(877,160)	1,450,220	573,060
Poland	Deutsche Bank	18,400	1.00	(1)	9/20/17	1.64	(556,735)	987,377	430,642
Poland	Deutsche Bank	7,400	1.00	(1)	6/20/22	2.08	(673,654)	1,247,427	573,773
Poland	Goldman Sachs International	13,760	1.00	(1)	9/20/17	1.64	(424,762)	416,950	(7,812)
Poland	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	1.64	(243,868)	252,489	8,621
Poland	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	1.64	(283,380)	284,700	1,320
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.81	39,865	57,146	97,011
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.89	85,250	92,797	178,047
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.89	25,891	29,539	55,430
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.32	(289,035)	670,321	381,286
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.75	84,076	253,966	338,042
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.81	85,808	278,430	364,238
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.89	60,263	76,986	137,249
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.89	36,829	46,656	83,485
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.26	(45,025)	132,077	87,052
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.32	(165,589)	297,863	132,274
South Africa	BNP Paribas SA	19,000	1.00	(1)	9/20/17	1.32	(275,981)	514,471	238,490
South Africa	BNP Paribas SA	9,200	1.00	(1)	9/20/17	1.32	(133,624)	288,256	154,632
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.75	42,038	84,531	126,569

24

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Citibank NA	$4,600	1.00	%(1)	6/20/17	1.26%	$(51,779)	$149,829	$98,050
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.75	84,077	248,891	332,968
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.75	42,039	85,823	127,862
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.89	52,435	149,101	201,536
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.89	85,251	109,062	194,313
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.89	38,837	54,083	92,920
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.32	(145,243)	364,966	219,723
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.81	89,383	187,054	276,437
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.81	39,329	84,690	124,019
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.81	39,865	60,370	100,235
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.81	10,368	19,994	30,362
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.89	65,254	83,365	148,619
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.32	(246,042)	633,804	387,762
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.32	(220,770)	512,004	291,234
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.32	(133,633)	240,380	106,747
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.89	86,981	116,637	203,618
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.89	40,241	56,040	96,281
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.32	(155,266)	379,973	224,707
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.32	(133,624)	331,367	197,743
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.32	(132,848)	238,969	106,121
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	42,039	128,250	170,289
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	42,039	83,237	125,276
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.32	(133,624)	279,578	145,954
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.26	(49,528)	141,343	91,815
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.32	(133,623)	275,235	141,612
Spain	Deutsche Bank	3,600	1.00	(1)	3/20/13	3.50	(52,299)	67,858	15,559
Markit CDX North America High Yield Index	Citibank NA	32,650	5.00	(1)	6/20/17	5.67	(692,337)	1,154,749	462,412

25

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	Citibank NA	$3,396	5.00	%(1)	6/20/17	5.67%	$(72,005)	$117,990	$45,985
Markit CDX North America High Yield Index	Deutsche Bank	44,570	5.00	(1)	6/20/17	5.67	(945,088)	2,733,704	1,788,616
Markit CDX North America High Yield Index	JPMorgan Chase Bank	32,690	5.00	(1)	6/20/17	5.67	(693,177)	2,024,952	1,331,775

							$(11,864,704)	$20,135,497	$8,270,793

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$(28,286)	$—	$(28,286)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(73,429)	—	(73,429)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	810,699	(533,531)	277,168
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	503,117	(417,787)	85,330
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	2,509,990	(1,608,942)	901,048
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	1,100,787	(690,202)	410,585
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	363,272	(217,899)	145,373
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	175,541	(96,245)	79,296
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(103,290)	—	(103,290)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	2,300,072	(1,508,777)	791,295
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	460,307	(279,341)	180,966
Brazil	Credit Suisse International	20,000	1.00	(1)	6/20/20	878,807	(620,507)	258,300
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	625,051	(613,339)	11,712
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	516,870	(211,471)	305,399
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	564,656	(382,244)	182,412
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	625,051	(587,749)	37,302
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	473,472	(287,330)	186,142
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	460,307	(279,341)	180,966
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	131,655	(67,278)	64,377
China	Bank of America	22,200	1.00	(1)	3/20/17	(33,404)	(614,501)	(647,905)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(56,294)	(942,421)	(998,715)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(20,546)	(326,895)	(347,441)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(24,028)	(382,291)	(406,319)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	722,854	(713,980)	8,874
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	134,047	(641,704)	(507,657)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	345,183	(420,824)	(75,641)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	335,726	(555,378)	(219,652)

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Deutsche Bank	$6,250	1.00	%(1)	6/20/22	$295,533	$(430,055)	$(134,522)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	374,499	(625,031)	(250,532)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	704,551	(979,701)	(275,150)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	47,519	(227,484)	(179,965)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	556,265	(539,783)	16,482
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	326,269	(539,734)	(213,465)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	364,097	(664,179)	(300,082)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	98,725	(479,208)	(380,483)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,595,679	(1,513,736)	81,943
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	829,620	(819,436)	10,184
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	857,959	(211,755)	646,204
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	1,095,267	(270,325)	824,942
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	405,690	(138,984)	266,706
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,302,835	(397,831)	905,004
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,317	(4,592)	9,725
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,463,147	(469,596)	993,551
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	1,059,515	(221,886)	837,629
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	78,853	(25,881)	52,972
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	997,910	(251,474)	746,436
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	508,082	(160,894)	347,188
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	379,753	(118,348)	261,405
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,460,321	(396,498)	1,063,823
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,317,152	(404,116)	913,036
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,302,835	(400,261)	902,574
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	1,180,454	(306,544)	873,910
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,177,591	(1,140,852)	36,739
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	1,129,474	(1,297,490)	(168,016)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	535,776	(615,424)	(79,648)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	1,578,367	(1,819,602)	(241,235)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	1,100,513	(1,258,557)	(158,044)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	2,114,143	(2,408,889)	(294,746)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	593,698	(681,957)	(88,259)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	249,905	(154,306)	95,599
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	464,299	(249,175)	215,124
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	339,562	(185,494)	154,068
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	339,562	(212,156)	127,406
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	492,647	(298,913)	193,734
Lebanon	Citibank NA	4,600	3.30		9/20/14	(42,533)	—	(42,533)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	327,257	(205,116)	122,141
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	267,756	(162,007)	105,749
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	255,855	(157,980)	97,875
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	194,035	(92,763)	101,272
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	1,330,895	(871,085)	459,810
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	532,358	(375,167)	157,191
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	609,825	(327,089)	282,736
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	318,773	(171,974)	146,799
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	783,222	(377,468)	405,754
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	443,631	(290,884)	152,747
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	2,237,601	(1,373,712)	863,889
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	817,794	(478,974)	338,820

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Credit Suisse International	$5,000	1.00	%(1)	12/20/15	$492,646	$(295,372)	$197,274
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	438,456	(256,229)	182,227
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	422,719	(210,522)	212,197
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	395,567	(193,142)	202,425
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	387,655	(186,826)	200,829
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	594,466	(346,997)	247,469
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	678,867	(412,876)	265,991
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	492,646	(302,446)	190,200
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	303,963	(185,627)	118,336
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	319,415	(209,437)	109,978
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	320,177	(454,447)	(134,270)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	635,844	(1,025,415)	(389,571)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	175,872	(297,505)	(121,633)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	187,146	(272,758)	(85,612)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	311,158	(447,059)	(135,901)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	329,196	(525,186)	(195,990)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	301,237	(519,424)	(218,187)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	644,863	(962,838)	(317,975)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	293,120	(421,180)	(128,060)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	318,373	(551,703)	(233,330)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(102,176)	(128,883)	(231,059)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(110,948)	(139,754)	(250,702)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(115,667)	(167,586)	(283,253)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(115,666)	(181,855)	(297,521)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(118,469)	(162,108)	(280,577)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(115,667)	(162,666)	(278,333)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(104,374)	(164,935)	(269,309)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(109,866)	(170,093)	(279,959)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(121,507)	(177,647)	(299,154)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(115,667)	(164,668)	(280,335)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(79,104)	(95,796)	(174,900)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(115,667)	(162,666)	(278,333)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(48,341)	(71,481)	(119,822)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(109,867)	(187,595)	(297,462)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(109,866)	(198,631)	(308,497)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(115,666)	(176,803)	(292,469)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(109,867)	(184,691)	(294,558)
Russia	Bank of America	16,600	1.00	(1)	9/20/17	582,301	(639,464)	(57,163)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	1,129,873	(1,758,960)	(629,087)
Russia	Barclays Bank PLC	8,610	1.00	(1)	9/20/17	302,025	(323,601)	(21,576)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	606,856	(1,007,079)	(400,223)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	482,182	(491,752)	(9,570)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	1,016,921	(1,596,172)	(579,251)
Russia	Deutsche Bank	19,100	1.00	(1)	9/20/17	669,996	(1,111,861)	(441,865)
Russia	Deutsche Bank	7,400	1.00	(1)	6/20/22	754,359	(1,301,056)	(546,697)
Russia	JPMorgan Chase Bank	15,800	1.00	(1)	9/20/17	553,668	(322,948)	230,720
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	321,688	(336,713)	(15,025)

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$6,300	1.00	%(1)	12/20/19	$259,323	$(215,860)	$43,463
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	275,251	(198,610)	76,641
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	883,656	(548,940)	334,716
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	268,373	(182,868)	85,505
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,382,042	(1,991,534)	(609,492)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	259,323	(249,526)	9,797
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	219,591	(152,539)	67,052
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	219,601	(173,730)	45,871
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	219,591	(248,526)	(28,935)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	466,674	(716,438)	(249,764)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	592,468	(763,424)	(170,956)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	624,644	(386,598)	238,046
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	381,756	(250,429)	131,327
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	753,547	(932,307)	(178,760)
South Africa	BNP Paribas SA	10,850	1.00	(1)	9/20/22	753,547	(957,900)	(204,353)
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	160,945	(176,071)	(15,126)
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	232,767	(252,353)	(19,586)
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	202,025	(226,059)	(24,034)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	233,336	(260,564)	(27,228)
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	223,983	(170,629)	53,354
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	202,024	(187,231)	14,793
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	233,337	(263,505)	(30,168)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	466,674	(699,334)	(232,660)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	883,656	(583,639)	300,017
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	402,560	(279,407)	123,153
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	543,508	(463,644)	79,864
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	694,493	(1,039,169)	(344,676)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	275,251	(196,815)	78,436
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	617,154	(578,421)	38,733
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	271,548	(235,824)	35,724
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	71,590	(62,231)	9,359
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	676,395	(436,281)	240,114
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,055,630	(1,511,798)	(456,168)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,176,472	(1,692,111)	(515,639)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	901,599	(593,284)	308,315
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	417,123	(278,931)	138,192
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	742,413	(1,034,836)	(292,423)
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	214,050	(244,176)	(30,126)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	188,935	(258,667)	(69,732)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	223,984	(167,629)	56,355
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	219,592	(170,222)	49,370
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	228,376	(244,645)	(16,269)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	233,337	(254,670)	(21,333)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	233,337	(361,063)	(127,726)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	3,374,405	(284,019)	3,090,386
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,712,028	(469,990)	1,242,038
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	2,525,959	(104,496)	2,421,463
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	2,249,603	(671,083)	1,578,520
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,691,940	(588,576)	1,103,364
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	10,261,036	(3,855,841)	6,405,195
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	1,087,906	(402,721)	685,185
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	2,525,936	(238,607)	2,287,329

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Citibank NA	$2,500	1.00	%(1)	3/20/20	$553,933	$(107,757)	$446,176
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	1,141,351	(230,238)	911,113
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	2,038,475	(181,833)	1,856,642
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	3,138,197	(779,298)	2,358,899
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	2,249,603	(421,048)	1,828,555
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	5,537,210	(2,080,745)	3,456,465
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	2,968,594	(956,674)	2,011,920
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	1,124,802	(338,260)	786,542
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,950,114	(692,847)	1,257,267
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	3,424,040	(1,332,395)	2,091,645
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	1,141,352	(224,186)	917,166
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(19,463)	(17,600)	(37,063)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	281,763	—	281,763
Thailand	Citibank NA	7,700	0.86		12/20/14	(34,206)	—	(34,206)
Thailand	Citibank NA	3,700	0.95		9/20/19	143,932	—	143,932
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(24,328)	(30,761)	(55,089)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(69,216)	(43,635)	(112,851)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(22,869)	(19,269)	(42,138)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(43,791)	(36,933)	(80,724)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(48,657)	(41,037)	(89,694)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(18,299)	—	(18,299)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(24,329)	(20,499)	(44,828)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(24,328)	(29,309)	(53,637)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	308,992	(332,751)	(23,759)
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	278,093	(314,425)	(36,332)
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	333,210	(394,810)	(61,600)
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,074,783	(1,059,945)	14,838
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	579,755	(603,508)	(23,753)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	559,526	(570,331)	(10,805)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	620,460	(651,808)	(31,348)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	559,526	(618,308)	(58,782)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	156,902	(163,216)	(6,314)
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	324,007	(276,861)	47,146
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	648,014	(540,748)	107,266
Venezuela	Barclays Bank PLC	3,176	5.00	(1)	12/20/21	694,593	(711,590)	(16,997)
Venezuela	Barclays Bank PLC	3,158	5.00	(1)	12/20/21	690,660	(747,505)	(56,845)
Venezuela	Barclays Bank PLC	2,536	5.00	(1)	12/20/21	554,627	(613,208)	(58,581)
Venezuela	Barclays Bank PLC	3,128	5.00	(1)	12/20/21	684,099	(756,150)	(72,051)
Venezuela	Barclays Bank PLC	8,792	5.00	(1)	12/20/21	1,922,825	(1,998,595)	(75,770)
Venezuela	Barclays Bank PLC	2,690	5.00	(1)	12/20/21	588,307	(669,390)	(81,083)
Venezuela	Barclays Bank PLC	5,800	5.00	(1)	12/20/21	1,268,464	(1,418,238)	(149,774)
Venezuela	Barclays Bank PLC	6,043	5.00	(1)	12/20/21	1,321,614	(1,488,498)	(166,884)
Venezuela	Barclays Bank PLC	6,072	5.00	(1)	12/20/21	1,327,957	(1,497,266)	(169,309)
Venezuela	Barclays Bank PLC	11,920	5.00	(1)	12/20/21	2,606,924	(2,794,581)	(187,657)
Venezuela	Credit Suisse International	2,766	5.00	(1)	12/20/21	604,928	(702,454)	(97,526)
Venezuela	Deutsche Bank	5,216	5.00	(1)	12/20/21	1,140,748	(1,290,342)	(149,594)
Venezuela	Deutsche Bank	5,880	5.00	(1)	12/20/21	1,285,966	(1,453,868)	(167,902)
Venezuela	Deutsche Bank	14,008	5.00	(1)	12/20/21	3,063,572	(3,263,708)	(200,136)
Citigroup, Inc.	Bank of America	16,801	1.00	(1)	9/20/20	1,779,466	(865,097)	914,369
Citigroup, Inc.	JPMorgan Chase Bank	18,407	1.00	(1)	9/20/20	1,949,565	(1,003,182)	946,383

30

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	42,420	1.00	%(1)	6/20/17	$3,593,175	$(2,078,434)	$1,514,741
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	30,816	5.00	(1)	6/20/17	(1,416,985)	3,196,960	1,779,975

							$162,833,857	$(119,242,748)	$43,591,109

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $998,254,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)		Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	17,118	$	11,435	3-month USD- LIBOR-BBA	8.28%	8/11/20	$(190,794)
Bank of America	TRY	26,000		14,619	3-month USD- LIBOR-BBA	6.97	8/18/21	(1,702,324)
Barclays Bank PLC	TRY	60,000		40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	(595,807)
Barclays Bank PLC	TRY	25,350		16,650	3-month USD- LIBOR-BBA	8.32	8/16/20	(592,569)
Citibank NA	TRY	25,000		16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	(197,611)
Citibank NA	TRY	3,909		2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	(97,781)
Credit Suisse International	TRY	4,446		2,498	3-month USD- LIBOR-BBA	6.90	8/18/21	(279,627)
Deutsche Bank	TRY	22,254		14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	(235,547)
Deutsche Bank	TRY	14,321		8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	(376,827)
Deutsche Bank	TRY	5,112		2,871	3-month USD- LIBOR-BBA	7.00	8/18/21	(345,487)
Goldman Sachs International	TRY	34,237		22,802	3-month USD- LIBOR-BBA	8.31	8/11/20	(484,882)
JPMorgan Chase Bank	TRY	27,000		18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	(335,959)
JPMorgan Chase Bank	TRY	20,000		13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	(314,482)
JPMorgan Chase Bank	TRY	10,000		5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	(663,008)

								$(6,412,705)

TRY	-	New Turkish Lira

31

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Principal Amount		Premiums Received
Outstanding, beginning of period	INR	—	$—
Options written		9,870,150,000	4,089,906

Outstanding, end of period	INR	9,870,150,000	$4,089,906

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance return and to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies. The Portfolio also purchases and sells currency options to enhance return.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(5,539,141)
Commodity	Futures Contracts*	—	(6,539,351)

		$—	$(12,078,492)

Credit	Credit Default Swaps	$167,998,681	$(17,029,528)

		$167,998,681	$(17,029,528)

Equity Price	Futures Contracts*	$4,938,837	$(3,685,293)
Equity Price	Put Options Purchased	405,812	—

		$5,344,649	$(3,685,293)

Foreign Exchange	Currency Options Purchased	$6,553,770	$—
Foreign Exchange	Currency Options Written	—	(3,187,792)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	54,746,420	(15,598,526)

		$61,300,190	$(18,786,318)

Interest Rate	Cross-Currency Swaps	$—	$(6,412,705)
Interest Rate	Futures Contracts*	—	(12,067,793)
Interest Rate	Interest Rate Swaps	3,853,431	(14,173,687)
Interest Rate	Interest Rate Swaptions	1,217,610	—

		$5,071,041	$(32,654,185)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

32

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,860,751,266

Gross unrealized appreciation	$211,827,437
Gross unrealized depreciation	(253,394,087)

Net unrealized depreciation	$(41,566,650)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$2,432,747,322		$—	$2,432,747,322
Foreign Corporate Bonds & Notes	—	3,978,385		—	3,978,385
Corporate Bonds & Notes	—	683,038		—	683,038
Collateralized Mortgage Obligations	—	112,446,842		—	112,446,842
Commercial Mortgage-Backed Securities	—	32,451,833		—	32,451,833
Mortgage Pass-Throughs	—	1,616,661,499		—	1,616,661,499
U.S. Government Agency Obligations	—	437,408,657		—	437,408,657
U.S. Treasury Obligations	—	2,315,508		—	2,315,508
Common Stocks	—	41,242,566	*	—	41,242,566
Precious Metals	445,591,902	—		—	445,591,902
Currency Call Options Purchased	—	4,701,149		—	4,701,149
Currency Put Options Purchased	—	1,852,621		—	1,852,621
Interest Rate Swaptions	—	1,217,610		—	1,217,610
Put Options Purchased	—	405,812		—	405,812
Short-Term Investments -
Foreign Government Securities	—	1,530,517,274		—	1,530,517,274
U.S. Treasury Obligations	—	153,399,529		—	153,399,529
Repurchase Agreements	—	621,596,045		—	621,596,045
Other	—	379,967,024		—	379,967,024
Total Investments	$445,591,902	$7,373,592,714		$—	$7,819,184,616
Forward Foreign Currency Exchange Contracts	$—	$54,746,420		$—	$54,746,420
Swap Contracts	—	171,852,112		—	171,852,112
Futures Contracts	4,938,837	—		—	4,938,837
Total	$450,530,739	$7,600,191,246		$—	$8,050,721,985

33

Liability Description
Currency Put Options Written	$—	$(3,187,792)	$—	$(3,187,792)
Securities Sold Short	—	(733,802,302)	—	(733,802,302)
Forward Commodity Contracts	—	(5,539,141)	—	(5,539,141)
Forward Foreign Currency Exchange Contracts	—	(15,598,526)	—	(15,598,526)
Swap Contracts	—	(37,615,920)	—	(37,615,920)
Futures Contracts	(22,292,437)	—	—	(22,292,437)
Total	$(22,292,437)	$(795,743,681)	$—	$(818,036,118)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

34

Eaton Vance

Government Obligations Fund

July 31, 2012 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $1,170,922,004 and the Fund owned 91.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 80.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.904%, with maturity at 2035(1)	$10,012	$10,618,129
3.053%, with maturity at 2034(1)	2,260	2,404,376
5.00%, with various maturities to 2018	4,439	4,781,922
5.50%, with various maturities to 2032	8,124	8,797,911
6.00%, with various maturities to 2035	22,754	25,982,568
6.50%, with various maturities to 2036	59,854	69,304,487
6.87%, with maturity at 2024	209	246,113
7.00%, with various maturities to 2035	28,811	33,707,091
7.09%, with maturity at 2023	647	734,865
7.25%, with maturity at 2022	965	1,125,080
7.31%, with maturity at 2027	305	372,181
7.50%, with various maturities to 2035	24,746	30,050,320
7.63%, with maturity at 2019	330	363,446
7.75%, with maturity at 2018	19	21,379
7.78%, with maturity at 2022	140	166,423
7.85%, with maturity at 2020	228	255,546
8.00%, with various maturities to 2028	8,365	9,611,406
8.13%, with maturity at 2019	487	560,584
8.15%, with various maturities to 2021	218	256,751
8.25%, with maturity at 2017	41	46,405
8.50%, with various maturities to 2031	7,156	8,743,309
8.75%, with maturity at 2016	7	7,328
9.00%, with various maturities to 2027	5,388	6,069,977
9.25%, with maturity at 2017	41	46,202
9.50%, with various maturities to 2026	1,656	1,944,274
9.75%, with maturity at 2018	1	750
10.50%, with maturity at 2020	570	664,656
11.00%, with maturity at 2015	17	18,206

		$216,901,685

Federal National Mortgage Association:
2.368%, with various maturities to 2026(1)	$2,691	$2,783,001
2.39%, with various maturities to 2035(1)	27,886	29,157,781
2.413%, with various maturities to 2033(1)	3,657	3,810,440
2.426%, with maturity at 2022(1)	1,615	1,659,633
2.449%, with maturity at 2035(1)	1,693	1,761,088
2.456%, with maturity at 2031(1)	2,883	2,967,785
2.606%, with maturity at 2037(1)	5,551	5,837,054
2.649%, with maturity at 2040(1)	1,735	1,818,591
2.915%, with maturity at 2036(1)	1,595	1,648,459
3.319%, with maturity at 2036(1)	1,988	2,046,749
3.665%, with maturity at 2034(1)	6,728	7,338,030
3.751%, with maturity at 2021(1)	1,463	1,519,286
3.804%, with maturity at 2035(1)	7,937	8,663,030
3.845%, with maturity at 2036(1)	562	590,162
3.952%, with maturity at 2034(1)	6,439	7,027,275
4.209%, with maturity at 2036(1)	24,608	26,857,632
4.395%, with maturity at 2035(1)	7,840	8,556,791
4.50%, with various maturities to 2018	17,818	19,159,705

1

Security	Principal Amount (000’s omitted)	Value
4.769%, with maturity at 2034(1)	$21,300	$23,246,476
5.00%, with various maturities to 2027	8,623	9,324,189
5.50%, with various maturities to 2030	22,234	24,205,096
6.00%, with various maturities to 2038	71,938	81,669,356
6.50%, with various maturities to 2036	201,117	231,465,290
6.535%, with maturity at 2025(2)	254	300,444
7.00%, with various maturities to 2036	77,015	91,174,233
7.25%, with maturity at 2023	19	19,481
7.50%, with various maturities to 2032	8,929	10,673,197
7.875%, with maturity at 2021	717	855,417
7.916%, with maturity at 2030(2)	20	22,837
8.00%, with various maturities to 2032	37,205	45,926,610
8.25%, with maturity at 2025	269	320,065
8.33%, with maturity at 2020	616	725,135
8.50%, with various maturities to 2032	6,948	8,587,859
8.571%, with maturity at 2021(2)	72	81,270
9.00%, with various maturities to 2030	831	994,148
9.50%, with various maturities to 2030	1,923	2,297,510
9.633%, with maturity at 2025(2)	26	31,710
9.678%, with maturity at 2021(2)	75	87,577
9.749%, with maturity at 2020(2)	34	37,681
9.75%, with maturity at 2019	12	15,111
9.907%, with maturity at 2021(2)	62	75,746
9.994%, with maturity at 2023(2)	51	60,700
10.099%, with maturity at 2021(2)	45	53,534
10.219%, with maturity at 2025(2)	27	30,163
10.366%, with maturity at 2025(2)	12	13,537
11.00%, with maturity at 2020	429	478,195
11.371%, with maturity at 2019(2)	46	49,432
11.899%, with maturity at 2018(2)	36	38,938
11.986%, with maturity at 2021(2)	12	13,375
12.714%, with maturity at 2015(2)	46	50,590

		$666,127,394

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$322	$332,595
2.00%, with maturity at 2026(1)	326	342,435
6.00%, with various maturities to 2033	17,342	20,095,392
6.10%, with maturity at 2033	10,865	13,013,903
6.50%, with various maturities to 2036	45,790	54,709,157
7.00%, with various maturities to 2034	30,170	35,691,238
7.25%, with maturity at 2022	23	25,925
7.50%, with various maturities to 2025	5,428	6,306,852
8.00%, with various maturities to 2027	8,441	9,939,971
8.25%, with maturity at 2019	119	137,399
8.30%, with maturity at 2020	35	41,791
8.50%, with various maturities to 2018	1,185	1,332,331
9.00%, with various maturities to 2027	5,733	7,169,781
9.50%, with various maturities to 2026	3,623	4,542,591

		$153,681,361

Total Mortgage Pass-Throughs (identified cost $987,070,236)		$1,036,710,440

2

Collateralized Mortgage Obligations — 4.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$219	$232,594
Series 1822, Class Z, 6.90%, 3/15/26	1,188	1,267,630
Series 1829, Class ZB, 6.50%, 3/15/26	538	599,634
Series 1896, Class Z, 6.00%, 9/15/26	622	656,693
Series 2075, Class PH, 6.50%, 8/15/28	300	337,557
Series 2091, Class ZC, 6.00%, 11/15/28	1,179	1,293,869
Series 2102, Class Z, 6.00%, 12/15/28	291	318,377
Series 2115, Class K, 6.00%, 1/15/29	1,942	2,090,218
Series 2142, Class Z, 6.50%, 4/15/29	630	707,318
Series 2245, Class A, 8.00%, 8/15/27	8,196	9,550,571

		$17,054,461

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$275	$322,119
Series G92-44, Class ZQ, 8.00%, 7/25/22	260	286,816
Series G93-36, Class ZQ, 6.50%, 12/25/23	10,414	11,873,740
Series 1993-16, Class Z, 7.50%, 2/25/23	365	423,800
Series 1993-39, Class Z, 7.50%, 4/25/23	996	1,159,172
Series 1993-45, Class Z, 7.00%, 4/25/23	1,165	1,324,950
Series 1993-149, Class M, 7.00%, 8/25/23	430	488,331
Series 1993-178, Class PK, 6.50%, 9/25/23	892	1,002,540
Series 1993-250, Class Z, 7.00%, 12/25/23	189	198,254
Series 1994-40, Class Z, 6.50%, 3/25/24	888	998,048
Series 1994-42, Class K, 6.50%, 4/25/24	4,012	4,543,685
Series 1994-82, Class Z, 8.00%, 5/25/24	1,514	1,770,246
Series 1997-81, Class PD, 6.35%, 12/18/27	576	651,350
Series 2000-49, Class A, 8.00%, 3/18/27	825	989,622
Series 2001-81, Class HE, 6.50%, 1/25/32	2,209	2,513,273
Series 2002-1, Class G, 7.00%, 7/25/23	590	671,042
Series 2005-37, Class SU, 28.215%, 3/25/35(3)	3,995	6,117,515

		$35,334,503

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50% , 7/20/28	$527	$601,568

Total Collateralized Mortgage Obligations (identified cost $49,061,335)		$52,990,532

U.S. Government Agency Obligations — 10.7%
Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,707,480
5.77%, 1/5/27	5,000	6,780,290

		$13,487,770

3

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,930,385
4.75%, 3/10/23	4,500	5,567,701
5.365%, 9/9/24	6,445	8,401,457
5.375%, 8/15/24	14,700	19,391,284
5.625%, 6/11/21	17,000	22,176,670
5.75%, 6/12/26	2,720	3,684,773

		$65,152,270

United States Agency for International Development – Israel:
0.00%, 5/1/20	$2,200	$1,922,400
5.50%, 9/18/23	26,850	35,766,697
5.50%, 4/26/24	16,015	21,372,082

		$59,061,179

Total U.S. Government Agency Obligations (identified cost $113,949,922)		$137,701,219

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$9,297,186

Total U.S. Treasury Obligations (identified cost $6,192,536)		$9,297,186

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$43,818	$43,818,424

Total Short-Term Investments (identified cost $43,818,424)		$43,818,424

Total Investments — 99.5% (identified cost $1,200,092,453)		$1,280,517,801

Other Assets, Less Liabilities — 0.5%		$5,843,389

Net Assets — 100.0%		$1,286,361,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

4

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $23,450.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,213,082,734

Gross unrealized appreciation	$67,852,250
Gross unrealized depreciation	(417,183)

Net unrealized appreciation	$67,435,067

A summary of open financial instruments at July 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	550 U.S. 5-Year Treasury Note	Short	$(68,277,344)	$(68,629,688)	$(352,344)
9/12	100 U.S. 10-Year Treasury Note	Short	(13,369,532)	(13,465,625)	(96,093)

					$(448,437)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$194,040
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(434,780)

						$(240,740)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(448,437)
Interest rate swaps	194,040	(434,780)

Total	$194,040	$(883,217)

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$1,036,710,440	$—	$1,036,710,440
Collateralized Mortgage Obligations	—	52,990,532	—	52,990,532
U.S. Government Agency Obligations	—	137,701,219	—	137,701,219
U.S. Treasury Obligations	—	9,297,186	—	9,297,186
Short-Term Investments	—	43,818,424	—	43,818,424
Total Investments	$—	$1,280,517,801	$—	$1,280,517,801
Interest Rate Swaps	$—	$194,040	$—	$194,040
Total	$—	$1,280,711,841	$—	$1,280,711,841

Liability Description
Futures Contracts	$(448,437)	$—	$—	$(448,437)
Interest Rate Swaps	—	(434,780)	—	(434,780)
Total	$(448,437)	$(434,780)	$—	$(883,217)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 if, during the fiscal year to date then ended.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

July 31, 2012 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $492,054,842 and the Fund owned 53.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$690	$745,200
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	770	823,900
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	86,300
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	4,160	4,659,200

		$6,314,600

Automotive & Auto Parts — 3.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,132	$1,229,635
Allison Transmission, Inc., Sr. Notes, 7.125%, 5/15/19(1)	1,065	1,124,906
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,883,680
Chrysler Group, LLC, 8.25%, 6/15/21	1,815	1,898,944
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,621,264
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	1,765	1,954,460
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,881,079
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,694,277
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,622,475
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,516,115
Meritor, Inc., Sr. Notes, 0.00%, (4.625% until 3/1/16), 3/1/26	955	835,625
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	2,045	2,139,581
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,851,448
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	1,345	1,314,738

		$29,568,227

Banks and Thrifts — 1.4%
Ally Financial, Inc., Sr. Notes, 2.667%, 12/1/14(2)	$720	$698,746
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,251,671
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,422,577
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	4,755,888
Bank of America N.A., Sr. Sub. Notes, 5.30%, 3/15/17	1,730	1,860,397

		$12,989,279

Broadcasting — 0.8%
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	$1,100	$1,251,250
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,027,688
Cumulus Media Holdings, Inc., Sr. Notes, 7.75%, 5/1/19	1,370	1,335,750
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/14(1)	3,575	3,986,125

		$7,600,813

Building Materials — 1.4%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,412,850
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	815	890,388
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,359,875
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	2,930	3,043,537
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	765	791,775
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	1,815	1,969,275

		$12,467,700

Cable/Satellite TV — 2.2%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$863,075
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,317,950
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	420	463,050
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	2,020	2,252,300

1

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	$1,180	$1,293,575
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	141,875
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,825,100
DISH DBS Corp., Sr. Notes, 5.875%, 7/15/22(1)	1,940	2,007,900
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	2,800	3,076,500
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,116,756
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	181,900
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	1,959,375

		$20,499,356

Capital Goods — 1.2%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,656,450
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,077,850
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	1,910	2,067,575
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	740	819,550
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	1,015	1,040,375
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,345	2,638,125

		$11,299,925

Chemicals — 3.3%
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	$960	$1,040,400
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	885,500
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,322,250
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,555,100
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	2,017,312
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	3,690	3,832,987
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	905	947,988
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	4,740	5,166,600
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	4,125	4,692,187
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,803,200
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	587,163
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	660	709,500
Solutia, Inc., Sr. Notes, 8.75%, 11/1/17	949	1,077,115
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	515	543,325
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	900,550

		$30,081,177

Consumer Products — 1.0%
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20(1)	$765	$810,900
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	2,745	2,964,600
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,818,100
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	602,250
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,164,713

		$9,360,563

Containers — 1.7%
Ball Corp., Sr. Notes, 5.00%, 3/15/22	$1,165	$1,233,444
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	610,500
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	3,905	4,178,350
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	2,290	2,444,575
Reynolds Group Holdings, Inc., Sr. Notes, 7.75%, 10/15/16	190	200,450
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	1,145	1,268,087
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19	815	833,338
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	660	702,900
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	1,190	1,262,887
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,971,275

		$15,705,806

Diversified Financial Services — 3.3%
Aircastle, Ltd., Sr. Notes, 6.75%, 4/15/17	$1,110	$1,171,050
Aircastle, Ltd., Sr. Notes, 7.625%, 4/15/20	555	596,625

2

Security	Principal Amount (000’s omitted)	Value
Alliance Data Systems Corp., Sr. Sub. Notes, 6.375%, 4/1/20(1)	$1,155	$1,206,975
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,230	2,352,523
CIT Group, Inc., Sr. Notes, 4.25%, 8/15/17	3,195	3,195,000
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	4,780	4,989,636
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	1,145	1,213,700
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,301,000
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,832,594
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,838,875
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,194,700
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,437,563
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,304,725

		$30,634,966

Diversified Media — 2.7%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$4,135	$4,031,625
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	2,765,550
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	1,515	1,643,775
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20(1)	445	419,413
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,646,100
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,080	469,800
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	2,975,400
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	1,215	1,263,600
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16	854	965,020
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	78	89,310
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	600	660,750
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,300,212
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,127,375

		$24,357,930

Energy — 10.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$2,405	$2,549,300
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,200,325
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,304,100
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	3,185	3,384,062
Bill Barrett Corp., Sr. Notes, 7.625%, 10/1/19	1,660	1,730,550
Bill Barrett Corp., Sr. Notes, 9.875%, 7/15/16	385	427,350
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	792,000
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	937,875
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	4,941	5,274,517
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,440,500
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,747,463
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	2,325	2,429,625
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	762,125
Continental Resources, Inc., Sr. Notes, 7.375%, 10/1/20	280	317,800
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,852,070
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,339,750
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes, 8.375%, 6/1/19(1)	1,075	1,062,906
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	3,950	4,221,562
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	2,880	3,103,200
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	564,450
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	4,000	4,080,000
Halcon Resources Corp., Sr. Notes, 9.75%, 7/15/20(1)	2,155	2,198,100
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17(1)	800	862,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,902,375
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	602,313

3

Security	Principal Amount (000’s omitted)	Value
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	$3,420	$3,646,575
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22(1)	770	816,200
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	2,190	2,244,750
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	2,585	2,759,488
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	901,125
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	2,920	2,963,800
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	2,345	2,078,256
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,760,738
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	120,463
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	2,835	2,856,262
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,672,050
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,309,450
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,047,500
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	290	280,575
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,745,900
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,116,500
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,677,537
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	700,228
SM Energy Co., Sr. Notes, 6.50%, 1/1/23(1)	1,685	1,720,806
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Sr. Notes, 6.375%, 8/1/22(1)	610	628,300
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,464,125
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	571,050
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	715	736,450
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	3,160	3,239,000

		$94,432,796

Entertainment/Film — 0.5%
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	$695	$774,925
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	743	830,302
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	611,763
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	2,190	2,469,225

		$4,686,215

Environmental — 0.4%
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	$405	$403,988
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20(1)	1,085	1,124,331
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,125,622

		$3,653,941

Food/Beverage/Tobacco — 1.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$2,157	$1,689,462
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,596,000
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,602,144
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	1,130	1,130,000
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	2,991,450
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	2,155	2,241,200

		$14,250,256

Gaming — 5.3%
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	$5,755	$2,158,125
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	1,680	1,436,400
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,270	939,800
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	925	897,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,630	6,180,300
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	3,695	3,718,094
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,582,812

4

Security	Principal Amount (000’s omitted)	Value
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	$679	$673,907
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	876,375
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,394,000
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,173,300
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	2,820	2,841,150
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	760,750
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,487,700
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,515,375
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,354	2,083,290
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,676,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	5,110	3,423,700
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,254,750
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	2,880	3,294,000
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	785,975
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,460,800
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	3,443	1,993,229

		$48,607,782

Health Care — 7.7%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,495,525
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,348,050
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	585,750
AMGH Merger Sub, Inc., Sr. Notes, 9.25%, 11/1/18(1)	1,530	1,652,400
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,730	1,814,337
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	2,150	2,219,875
Biomet, Inc., Sr. Notes, 10.375%, 10/15/17(3)	1,435	1,542,625
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	2,685	2,815,894
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,905,294
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	1,000	1,035,000
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,389,375
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,448,550
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,200	1,333,500
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	555	617,437
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,625,137
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,349,775
HCA, Inc., 9.875%, 2/15/17	1,427	1,555,430
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,725,075
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	5,415	5,739,900
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	3,630	3,856,875
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	1,765	1,641,450
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	2,800	3,090,500
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,190	1,172,150
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,246,375
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,634,575
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,019,600
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	1,290	1,354,500
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,624,375
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,128,600
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	545	570,888
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,485,675
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	581,788
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20(1)	1,775	1,921,437
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	3,255	3,535,744

		$71,063,461

Homebuilders/Real Estate — 1.0%
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$2,625	$2,831,719
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	5,470	6,201,612

		$9,033,331

5

Security	Principal Amount (000’s omitted)	Value
Hotels — 0.1%
Choice Hotels International, Inc., Sr. Notes, 5.75%, 7/1/22	$540	$577,800

		$577,800

Insurance — 0.3%
Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$1,500	$1,569,375
USI Holdings Corp., Sr. Notes, 4.342%, 11/15/14(1)(2)	785	741,825

		$2,311,200

Leisure — 1.2%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$1,735	$1,908,500
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	3,026,862
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	593,850
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,500,663
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	704,375
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	2,145	2,246,888
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	700	757,750

		$10,738,888

Metals/Mining — 3.7%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes, 8.50%, 12/15/19	$1,555	$1,652,188
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	1,630	1,735,950
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	5,490	5,654,700
Molycorp, Inc., Sr. Notes, 10.00%, 6/1/20(1)	2,720	2,570,400
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	947,988
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,127,500
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	2,949,175
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18(1)	4,420	4,442,100
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21(1)	3,790	3,761,575
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	1,085	1,101,275
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,868,800
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,501,962
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,313,356

		$33,626,969

Paper — 0.7%
Boise Paper Holdings, LLC, Sr. Notes, 8.00%, 4/1/20	$545	$617,213
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	2,200	2,469,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,969,817

		$6,056,530

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$845,600

		$845,600

Restaurants — 0.6%
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	$3,030	$3,427,687
Ruby Tuesday, Inc., Sr. Notes, 7.625%, 5/15/20(1)	2,750	2,485,313

		$5,913,000

Services — 6.8%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$930	$953,259
Ashtead Capital, Inc., Sr. Notes, 6.50%, 7/15/22(1)	1,095	1,142,906
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19(1)	520	560,950
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	2,550	2,865,563
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	2,235	2,318,813

6

Security	Principal Amount (000’s omitted)	Value
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$4,475	$4,105,812
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	21,675
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	3,440	3,414,200
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(1)	7,020	7,213,050
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(1)	14,818	15,225,263
Laureate Education, Inc., Sr. Sub. Notes, 12.75%, 8/15/17(1)	5,130	5,437,800
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	218,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	1,330	1,506,225
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	1,185	1,319,794
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	618,350
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(1)(3)	3,710	4,025,350
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,468,656
UR Merger Sub Corp., Sr. Notes, 7.375%, 5/15/20(1)	4,060	4,303,600
UR Merger Sub Corp., Sr. Notes, 10.875%, 6/15/16	2,770	3,130,100

		$62,849,366

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,880	$1,894,100

		$1,894,100

Super Retail — 5.4%
Dollar General Corp., Sr. Notes, 4.125%, 7/15/17	$760	$792,300
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	6,260	6,784,275
J. Crew Group, Inc., Sr. Notes, 8.125%, 3/1/19	2,145	2,217,394
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	3,885	4,088,963
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,771,013
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,312,325
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	2,525	2,717,531
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	1,175	1,249,918
Michaels Stores, Inc., Sr. Sub. Notes, 13.00%, 11/1/16	526	562,825
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	1,615	1,645,281
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	2,705	2,813,200
PETCO Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,344,431
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	3,800	4,080,250
Toys “R” Us, Inc., Sr. Notes, 7.375%, 9/1/16(1)	2,830	2,847,688
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	4,440	4,650,944
Toys “R” Us, Inc., Sr. Notes, 10.375%, 8/15/17(1)	695	701,950

		$49,580,288

Technology — 3.0%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	$65	$68,413
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	2,394,250
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	5,485	4,346,862
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	712,300
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	931,950
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,377,137
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,072,837
First Data Corp., Sr. Notes, 10.55%, 9/24/15(3)	2,217	2,283,062
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19(1)	2,720	2,924,000
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	3,435	3,748,444
SSI Investments II, Ltd./SSI Co-Issuer LLC, Sr. Notes, 11.125%, 6/1/18	5,265	5,969,194

		$27,828,449

Telecommunications — 7.1%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,236,707
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	5,440	6,019,110
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(1)	2,700	2,760,750
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(1)	400	409,000

7

Security	Principal Amount (000’s omitted)	Value
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	$3,255	$3,442,162
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,167,950
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,490,194
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	667,875
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,704,400
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,359,175
Intelsat Jackson Holdings, Ltd., Sr. Notes, 11.25%, 6/15/16	822	868,237
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(1)(3)	4,140	4,321,125
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	1,461	1,524,690
iPCS, Inc., 3.716%, 5/1/14(2)(3)	1,010	997,375
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	3,820	3,848,650
Nextel Communications, Inc., Sr. Notes, 6.875%, 10/31/13	1,991	2,008,421
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,910	2,946,375
NII Capital Corp., Sr. Notes, 8.875%, 12/15/19	140	112,000
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	1,915	2,022,719
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	555,398
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	8,250	9,652,500
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17(1)	1,140	1,273,950
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,547,200
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	3,783	2,381,410
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,628,375

		$64,945,748

Textiles/Apparel — 0.4%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,980,019

		$3,980,019

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,176,237
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,173,413

		$4,349,650

Utilities — 3.3%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,579,531
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,609,206
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,677,225
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,120,100
DPL, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,427,187
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	1,920,450
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,231,075
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,588,488
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	395,900
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,730,425

		$30,279,587

Total Corporate Bonds & Notes (identified cost $729,194,541)		$762,385,318

Senior Floating-Rate Interests — 7.0%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,683	$1,712,185

		$1,712,185

8

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building Materials — 0.5%
Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$2,975	$2,945,689
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,354,859

		$4,300,548

Chemicals — 0.6%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$1,995	$2,014,118
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	2,294	2,252,871
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	1,446	1,460,839

		$5,727,828

Consumer Products — 0.4%
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	$3,807	$3,801,459

		$3,801,459

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$2,400	$2,421,000

		$2,421,000

Energy — 0.8%
Chesapeake Energy Corp., Term Loan, 8.50%, Maturing 12/1/17	$5,320	$5,314,105
Everest Acquisition LLC, Term Loan, 6.50%, Maturing 5/24/18	2,000	2,029,376

		$7,343,481

Food/Beverage/Tobacco — 0.3%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,260	$3,210,865

		$3,210,865

Gaming — 0.2%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.50%, Maturing 5/16/14	$1,580	$1,485,200

		$1,485,200

Health Care — 0.7%
Hologic, Inc., Term Loan, Maturing 7/19/19(7)	$2,000	$2,014,584
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	4,400	4,444,000

		$6,458,584

Services — 0.5%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 11/29/19	$2,700	$2,679,750
Education Management LLC, Term Loan, 4.50%, Maturing 6/1/16	1,987	1,692,268

		$4,372,018

Super Retail — 0.6%
Claire’s Stores, Inc., Term Loan, 3.06%, Maturing 5/29/14	$1,200	$1,148,591
Party City Holdings, Inc., Term Loan, 5.75%, Maturing 7/10/19	4,200	4,212,763

		$5,361,354

Technology — 0.2%
First Data Corp., Term Loan, 3.00%, Maturing 9/24/14	$1,596	$1,550,234

		$1,550,234

Telecommunications — 1.1%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$1,200	$1,200,000
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	2,000	1,998,056
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	1,025	1,063,933
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,325,000
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/12/18	700	696,500

		$10,283,489

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.45%, Maturing 8/31/16	$523	$494,488
CEVA Group PLC, Term Loan, 5.45%, Maturing 8/31/16	1,170	1,106,721
CEVA Group PLC, Term Loan, 5.46%, Maturing 8/31/16	590	557,834

		$2,159,043

Utilities — 0.4%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$5,240	$3,671,472

		$3,671,472

Total Senior Floating-Rate Interests (identified cost $64,202,373)		$63,858,760

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.3%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$2,951,175

		$2,951,175

Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(10)	$37	$35,890

		$35,890

Total Convertible Bonds (identified cost $3,771,612)		$2,987,065

Common Stocks — 2.1%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
Meritor, Inc.(9)	150,000	$702,000

		$702,000

Building Materials — 0.5%
Panolam Holdings Co.(5)(9)(10)	3,117	$5,081,022

		$5,081,022

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	100,000	$4,453,000

		$4,453,000

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(9)(10)	13,600	$119,680

		$119,680

Energy — 0.1%
SemGroup Corp.(9)	16,378	$552,102

		$552,102

Gaming — 0.2%
Greektown Superholdings, Inc.(9)	892	$45,492
Las Vegas Sands Corp.	54,500	1,984,890

		$2,030,382

10

Security	Shares	Value
Super Retail — 0.5%
Express, Inc.(9)	150,000	$2,415,000
GNC Holdings, Inc., Class A	57,157	2,202,259

		$4,617,259

Technology — 0.2%
Amkor Technology, Inc.(9)	350,000	$1,865,500

		$1,865,500

Total Common Stocks (identified cost $16,564,117)		$19,420,945

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Automotive & Auto Parts — 0.2%
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,127,000

		$2,127,000

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$911,484

		$911,484

Total Convertible Preferred Stocks (identified cost $3,653,850)		$3,038,484

Preferred Stocks — 0.4%

Security	Shares	Value
Banks and Thrifts — 0.4%
GMAC Capital Trust I, 8.125%	129,800	$3,164,524

		$3,164,524

Total Preferred Stocks (identified cost $3,273,233)		$3,164,524

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(9)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(9)	3,555,000	31,106
Adelphia Recovery Trust(5)(9)	10,758,837	0

		$97,475

Energy — 0.1%
SemGroup Corp., Escrow Certificate(9)	6,330,000	$253,200

		$253,200

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)	5,410	$24,345

		$24,345

11

Security	Shares	Value
Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(9)	705,000	$14,100

		$14,100

Total Miscellaneous (identified cost $9,891,232)		$389,120

Warrants — 0.4%

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(9)	17,240	$179,383

		$179,383

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$72,450

		$72,450

Gaming — 0.4%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16(5)(9)(10)	25,351	$3,759,329

		$3,759,329

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(9)(10)	17,588	$0

		$0

Total Warrants (identified cost $172)		$4,011,162

Short-Term Investments — 6.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	$63,590	$63,589,735

Total Short-Term Investments (identified cost $63,589,735)		$63,589,735

Total Investments — 100.5% (identified cost $894,140,865)		$922,845,113

Other Assets, Less Liabilities — (0.5)%		$(4,286,679)

Net Assets — 100.0%		$918,558,434

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $334,883,864 or 36.5% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

12

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)	Restricted security.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $27,487.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$898,562,340

Gross unrealized appreciation	$55,782,252
Gross unrealized depreciation	(31,499,479)

Net unrealized appreciation	$24,282,773

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Principal Amount (000’s omitted)	Cost	Value
Convertible Bonds, Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$24,345
HF Holdings, Inc.	10/27/09	13,600	730,450	119,680
Mood Media Corp., 10.00%, 10/31/15	7/30/12	37	0	35,890
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,081,022
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16	7/8/99	25,351	0	3,759,329
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0	0

Total Restricted Securities			$2,537,916	$9,020,266

13

A summary of open financial instruments at July 31, 2012 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$26,341	$29,471	$55,812
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	45,811	79,643	125,454
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	(88,030)	67,907	(20,123)
Citibank NA	Meritor, Inc.	B3/B-	870	5.00	(1)	6/20/17	(140,329)	134,013	(6,316)
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	93,045	(1,769)	91,276
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	101,214	(40,089)	61,125
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	101,214	(71,747)	29,467
Deutsche Bank	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	195,393	(93,247)	102,146
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	101,214	(46,429)	54,785
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	195,393	(69,077)	126,316
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	(15,134)	14,307	(827)

							$616,132	$2,983	$619,115

Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Depreciation
Deutsche Bank	Markit CDX North America High Yield Index	$9,900	5.00	%(1)	6/20/17	$249,455	$(448,057)	$(198,602)
Deutsche Bank	Markit CDX North America High Yield Index	9,900	5.00	(1)	6/20/17	249,455	(654,927)	(405,472)

						$498,910	$(1,102,984)	$(604,074)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $14,565,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $1,358,535 and $243,493, respectively.

14

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$760,392,089	$1,993,229	$762,385,318
Senior Floating-Rate Interests	—	63,858,760	—	63,858,760
Convertible Bonds	—	2,951,175	35,890	2,987,065
Common Stocks	14,174,751	45,492	5,200,702	19,420,945
Convertible Preferred Stocks	3,038,484	—	—	3,038,484
Preferred Stocks	3,164,524	—	—	3,164,524
Miscellaneous	—	389,120	0	389,120
Warrants	—	251,833	3,759,329	4,011,162
Short-Term Investments	—	63,589,735	—	63,589,735
Total Investments	$20,377,759	$891,478,204	$10,989,150	$922,845,113
Credit Default Swaps	$—	$1,358,535	$—	$1,358,535
Total	$20,377,759	$892,836,739	$10,989,150	$924,203,648

Liability Description
Credit Default Swaps	$—	$(243,493)	$—	$(243,493)
Total	$—	$(243,493)	$—	$(243,493)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

Low Duration Fund

July 31, 2012 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 87.1% of Short-Term U.S. Government Portfolio’s outstanding interests, 0.5% of Floating Rate Portfolio’s outstanding interests and 2.2% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $315,924,552)	$344,043,286	82.5%

Floating Rate Portfolio (identified cost, $38,484,010)	41,263,541	9.9

Government Obligations Portfolio (identified cost, $26,653,678)	28,201,151	6.8

Total Investments in Affiliated Portfolios (identified cost $381,062,240)	$413,507,978	99.2%

Other Assets, Less Liabilities	$3,349,371	0.8%

Net Assets	$416,857,349	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at July 31, 2012 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 49.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.233%, with maturity at 2020(1)	$680	$695,501
2.39%, with various maturities to 2037(1)	2,398	2,502,771
2.413%, with various maturities to 2022(1)	3,797	3,907,961
2.414%, with maturity at 2023(1)	1,939	2,005,299
2.568%, with maturity at 2035(1)	5,938	6,172,958
2.904%, with maturity at 2035(1)	4,375	4,639,927
3.053%, with maturity at 2034(1)	2,260	2,404,376
3.199%, with maturity at 2022(1)	390	405,140
3.306%, with maturity at 2032(1)	1,660	1,702,197
3.329%, with maturity at 2029(1)	1,139	1,175,787
3.487%, with maturity at 2025(1)	1,652	1,752,073
3.858%, with maturity at 2034(1)	966	1,054,535
4.064%, with maturity at 2037(1)	2,295	2,503,751
4.321%, with maturity at 2030(1)	1,654	1,805,416
4.50%, with maturity at 2018	3,235	3,454,987
4.711%, with maturity at 2033(1)	5,911	6,450,844
4.897%, with maturity at 2032(1)	808	869,880
5.00%, with various maturities to 2018	5,241	5,637,875
5.50%, with various maturities to 2018	3,145	3,395,802
6.00%, with various maturities to 2035	8,906	10,414,986
6.50%, with various maturities to 2030	2,340	2,576,598
7.00%, with various maturities to 2035	1,824	2,178,529
7.50%, with various maturities to 2017	624	655,925
8.00%, with various maturities to 2025	333	372,200
9.25%, with maturity at 2017	5	5,140

		$68,740,458

Federal National Mortgage Association:
2.25%, with maturity at 2031(1)	$4,673	$4,853,541
2.368%, with various maturities to 2037(1)	1,691	1,762,073
2.39%, with various maturities to 2035(1)	5,428	5,681,059
2.413%, with maturity at 2032(1)	2,490	2,605,164
2.456%, with maturity at 2031(1)	5,995	6,170,867
2.56%, with maturity at 2018(1)	64	65,751
2.577%, with maturity at 2019(1)	1,984	2,046,464
2.606%, with maturity at 2037(1)	5,551	5,837,054
2.629%, with maturity at 2020(1)	962	995,658
2.649%, with maturity at 2040(1)	1,642	1,721,557
2.693%, with maturity at 2018(1)	438	452,601
2.873%, with maturity at 2029(1)	394	405,886
2.875%, with maturity at 2018(1)	42	43,000
2.915%, with maturity at 2036(1)	532	549,486
3.061%, with maturity at 2030(1)	935	969,437
3.234%, with maturity at 2034(1)	4,273	4,582,826
3.295%, with maturity at 2030(1)	3,462	3,616,259
3.30%, with maturity at 2030(1)	1,466	1,563,399
3.319%, with maturity at 2036(1)	1,988	2,046,750
3.499%, with maturity at 2021(1)	852	890,961

1

Security	Principal Amount (000’s omitted)	Value
3.665%, with maturity at 2034(1)	$6,728	$7,338,030
3.669%, with maturity at 2021(1)	915	950,125
3.751%, with maturity at 2021(1)	1,463	1,519,287
3.804%, with maturity at 2035(1)	2,753	3,004,475
3.845%, with maturity at 2036(1)	539	565,475
3.952%, with maturity at 2034(1)	4,357	4,755,560
4.104%, with maturity at 2033(1)	1,556	1,698,431
4.169%, with maturity at 2035(1)	1,928	2,103,749
4.209%, with maturity at 2036(1)	3,635	3,966,915
4.395%, with maturity at 2035(1)	3,554	3,878,872
4.50%, with various maturities to 2018	9,130	9,817,777
4.582%, with maturity at 2029(1)	3,344	3,649,708
4.632%, with maturity at 2034(1)	2,058	2,246,477
4.769%, with maturity at 2034(1)	4,063	4,434,840
5.00%, with various maturities to 2019(2)	11,560	12,501,475
5.50%, with maturity at 2020	549	596,507
6.00%, with various maturities to 2031	2,341	2,606,193
6.324%, with maturity at 2032(1)	598	652,487
6.50%, with various maturities to 2019	448	475,699
7.00%, with various maturities to 2033	3,962	4,616,883
8.00%, with various maturities to 2034	1,867	2,366,997
9.221%, with maturity at 2018(3)	268	298,397
9.50%, with maturity at 2022	488	577,796

		$121,481,948

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$680	$699,557
2.00%, with maturity at 2026(1)	326	342,435
5.00%, with maturity at 2018	2,308	2,512,447
8.25%, with maturity at 2020	231	264,683
9.00%, with maturity at 2017	277	311,400

		$4,130,522

Total Mortgage Pass-Throughs (identified cost $186,647,749)		$194,352,928

Collateralized Mortgage Obligations — 10.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$8,472	$1,413,841
Series 1395, Class F, 1.768%, 10/15/22(5)	76	76,021
Series 2135, Class JZ, 6.00%, 3/15/29	3,647	3,987,713
Series 3030, (Interest Only), Class SL, 5.851%, 9/15/35(4)(6)	12,803	1,909,278
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	24,101	3,164,650

		$10,551,503

Federal National Mortgage Association:
Series G93-17, Class FA, 1.25%, 4/25/23(5)	$181	$184,510
Series G93-36, Class ZQ, 6.50%, 12/25/23	798	909,517
Series G97-4, Class FA, 1.05%, 6/17/27(5)	622	631,204
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	2,338	505,354
Series 1993-203, Class PL, 6.50%, 10/25/23	941	1,065,000
Series 1993-250, Class Z, 7.00%, 12/25/23	224	236,016
Series 1994-14, Class F, 2.718%, 10/25/23(5)	949	975,815
Series 2001-4, Class GA, 9.704%, 4/17/25(3)	163	187,235

2

Security	Principal Amount (000's omitted)	Value
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	$11,060	$2,194,058
Series 2007-99, (Interest Only), Class SD, 6.154%, 10/25/37(4)(6)	16,872	2,345,422
Series 2009-48, Class WA, 5.862%, 7/25/39(3)	2,230	2,529,501
Series 2009-62, Class WA, 5.554%, 8/25/39(3)	3,119	3,517,372
Series 2009-93, (Interest Only), Class SC, 5.904%, 11/25/39(4)(6)	24,491	3,912,083
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	25,331	2,363,965
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	10,549	1,754,183
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	21,589	1,804,280
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	10,808	1,995,354
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	25,271	2,951,777

		$30,062,646

Government National Mortgage Association:
Series 2000-30, Class F, 0.799% , 12/16/22(5)	$996	$1,005,090

Total Collateralized Mortgage Obligations (identified cost $40,194,722)		$41,619,239

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	$321	$325,555
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	1,804	1,802,645

Total Commercial Mortgage-Backed Securities (identified cost $2,186,658)		$2,128,200

U.S. Government Agency Obligations — 31.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,707,480
5.77%, 1/5/27	3,000	4,068,174

		$10,775,654

Federal Home Loan Bank:
4.125%, 3/13/20	$10,000	$11,950,510
4.625%, 9/11/20	1,735	2,133,594
5.365%, 9/9/24	8,000	10,428,496
5.375%, 9/30/22	10,135	13,246,931
5.375%, 8/15/24	3,500	4,616,973
5.75%, 6/12/26	12,000	16,256,352

		$58,632,856

United States Agency for International Development - Israel:
0.00%, 5/1/20	$1,100	$961,200
0.00%, 3/15/21	20,000	17,193,180

3

Security	Principal Amount (000’s omitted)	Value
5.50%, 12/4/23	$6,775	$9,070,763
5.50%, 4/26/24	22,000	29,359,088

		$56,584,231

Total U.S. Government Agency Obligations (identified cost $103,329,721)		$125,992,741

Short-Term Investments — 7.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	$28,179	$28,179,048

Total Short-Term Investments (identified cost $28,179,048)		$28,179,048

Total Investments — 99.3% (identified cost $360,537,898)		$392,272,156

Other Assets, Less Liabilities — 0.7%		$2,677,005

Net Assets — 100.0%		$394,949,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

MSC	-	Morgan Stanley Capital I

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $7,835.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$363,100,177

Gross unrealized appreciation	$30,934,295
Gross unrealized depreciation	(1,762,316)

Net unrealized appreciation	$29,171,979

A summary of open financial instruments at July 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	275 U.S. 5-Year Treasury Note	Short	$(34,138,672)	$(34,314,844)	$(176,172)
9/12	400 U.S. 10-Year Treasury Note	Short	(53,478,125)	(53,862,500)	(384,375)

					$(560,547)

4

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pay/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$97,020
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(217,390)

						$(120,370)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$560,547
Swap contracts	97,020	217,390

Total	$97,020	$777,937

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$194,352,928	$—	$194,352,928
Collateralized Mortgage Obligations	—	41,619,239	—	41,619,239
Commercial Mortgage-Backed Securities	—	2,128,200	—	2,128,200
U.S. Government Agency Obligations	—	125,992,741	—	125,992,741
Short-Term Investments	—	28,179,048	—	28,179,048
Total Investments	$—	$392,272,156	$—	$392,272,156
Interest Rate Swaps	$—	$97,020	$—	$97,020
Total	$—	$392,369,176	$—	$392,369,176

Liability Description
Futures Contracts	$(560,547)	$—	$—	$(560,547)
Interest Rate Swaps	—	(217,390)	—	(217,390)
Total	$(560,547)	$(217,390)	$—	$(777,937)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2012 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 1.1% of Floating Rate Portfolio’s outstanding interests, 5.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 1.6% of Global Macro Portfolio’s outstanding interests, 5.9% of Government Obligations Portfolio’s outstanding interests, 99.7% of MSAR Completion Portfolio’s outstanding interests, 69.2% of Parametric Structured Absolute Return Portfolio’s outstanding interests and 9.7% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $98,954,484)	$95,206,700	12.5%

Global Macro Absolute Return Advantage Portfolio (identified cost, $57,803,861)	57,035,744	7.5

Global Macro Portfolio (identified cost, $111,933,579)	113,885,813	15.0

Government Obligations Portfolio (identified cost, $70,456,606)	76,013,359	10.0

MSAR Completion Portfolio (identified cost, $244,725,265)	247,390,336	32.6

Parametric Structured Absolute Return Portfolio (identified cost, $132,854,307)	132,349,259	17.4

Short-Term U.S. Government Portfolio (identified cost, $37,062,518)	38,472,026	5.1

Total Investments in Affiliated Portfolios (identified cost $753,790,620)	$760,353,237	100.1%

Other Assets, Less Liabilities	$(607,854)	(0.1)%

Net Assets	$759,745,383	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

 credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Multi-Strategy All Market Fund

July 31, 2012 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 0.5% of Boston Income Portfolio’s outstanding interests, 0.2% of Floating Rate Portfolio’s outstanding interests, 1.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.1% of Global Macro Portfolio’s outstanding interests, 0.3% of Government Obligations Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 99.9% of MSAM Completion Portfolio’s outstanding interests, and 6.3% of Parametric Structured Absolute Return Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Boston Income Portfolio (identified cost, $21,478,017)	$21,647,238	25.7%
Floating Rate Portfolio (identified cost, $17,010,970)	17,064,033	20.2
Global Macro Absolute Return Advantage Portfolio (identified cost, $15,131,175)	14,862,260	17.6
Global Macro Portfolio (identified cost, $6,646,944)	6,582,624	7.8
Government Obligations Portfolio (identified cost, $4,163,112)	4,196,456	5.0
International Income Portfolio (identified cost, $1,351)	1	0.0 (1)
MSAM Completion Portfolio (identified cost, $6,953,303)	6,926,944	8.2
Parametric Structured Absolute Return Portfolio (identified cost, $12,249,876)	12,098,827	14.4

Total Investments in Affiliated Portfolios (identified cost $83,634,748)	$83,378,383	98.9%

Other Assets, Less Liabilities	$957,212	1.1%

Net Assets	$84,335,595	100.0%

(1)	Amount is less than 0.05%.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs. The Fund held no investments as of October 31, 2011, the date it commenced operations.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Parametric Structured Absolute Return Fund

July 31, 2012 (Unaudited)

Eaton Vance Parametric Structured Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Parametric Structured Absolute Return Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $35,966,873 and the Fund owned 18.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Parametric Structured Absolute Return Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 60.5%

Security	Shares	Value
Australia — 1.4%
AGL Energy, Ltd.	7,969	$131,168
Amcor, Ltd.	35,159	277,572
Australia and New Zealand Banking Group, Ltd.	2,444	60,096
BHP Billiton, Ltd.	5,652	187,745
Commonwealth Bank of Australia	9,391	565,386
Computershare, Ltd.	3,083	24,733
CSL, Ltd.	2,344	104,826
GPT Group	16,937	60,933
Harvey Norman Holdings, Ltd.	26,658	55,808
Metcash, Ltd.	10,625	38,007
Newcrest Mining, Ltd.	566	13,842
Orica, Ltd.	7,030	182,821
Origin Energy, Ltd.	9,920	122,446
OZ Minerals, Ltd.	8,438	66,522
Rio Tinto, Ltd.	1,658	91,815
Tabcorp Holdings, Ltd.	6,320	21,510
Tatts Group, Ltd.	6,146	18,703
Telstra Corp., Ltd.	26,432	111,008
Transurban Group	25,672	164,911
Wesfarmers, Ltd.	1,843	62,900
Wesfarmers, Ltd. PPS	965	34,312
Westpac Banking Corp.	4,992	121,082
Woodside Petroleum, Ltd.	1,713	60,414
Woolworths, Ltd.	4,594	137,648

		$2,716,208

Austria — 0.3%
Immofinanz AG	31,978	$104,557
OMV AG	6,358	199,490
Telekom Austria AG	11,461	104,224
Verbund AG	3,498	66,904
Vienna Insurance Group	448	17,427
Voestalpine AG	1,426	38,731

		$531,333

Belgium — 0.8%
Anheuser-Busch InBev NV	7,200	$569,685
Belgacom SA	3,723	107,118
Colruyt SA	3,054	138,500
Delhaize Group SA	4,014	143,526
Groupe Bruxelles Lambert SA	2,958	193,211
Mobistar SA	1,472	45,384
Solvay SA	1,008	104,656
UCB SA	2,385	119,315
Umicore SA	1,383	61,194

		$1,482,589

Brazil — 1.4%
AES Tiete SA, PFC Shares	1,600	$22,916
All America Latina Logistica SA (Units)	4,300	19,851
Banco do Brasil SA	10,300	109,574

Security	Shares	Value
Banco Santander Brasil SA ADR	11,000	$83,930
BM&F Bovespa SA	19,700	110,555
BR Malls Participacoes SA	6,800	79,375
Bradespar SA, PFC Shares	1,100	16,496
CCX Carvao da Colombia SA(1)	1,500	3,089
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	52,835
Cia de Companhia de Concessoes Rodoviarias (CCR)	8,400	70,096
Cia de Saneamento Basico do Estado de Sao Paulo ADR	700	59,080
Cia de Saneamento de Minas Gerais SA ADR	4,500	85,545
Cia de Saneamento de Minas Gerais-Copasa MG	400	9,885
Cia Energetica de Sao Paulo, PFC Shares	1,500	27,289
Cia Hering	3,300	65,156
Cia Paranaense de Energia ADR	1,000	20,260
Cia Siderurgica Nacional SA ADR	5,200	26,936
Cielo SA	4,020	117,194
CPFL Energia SA ADR	800	18,512
Diagnosticos da America SA	8,700	48,824
Embraer SA ADR	2,000	50,760
Gerdau SA ADR	4,400	40,040
Iochpe-Maxion SA	2,500	26,962
Itau Unibanco Holding SA ADR, PFC Shares	13,400	211,854
Light SA	2,200	26,926
Lojas Americanas SA, PFC Shares	11,865	84,305
Lojas Renner SA	3,500	104,648
Marcopolo SA, PFC Shares	5,700	28,094
MPX Energia SA(1)	1,500	24,229
Natura Cosmeticos SA	3,000	78,704
OGX Petroleo e Gas Participacoes SA(1)	5,700	15,716
Oi SA ADR	3,533	52,465
PDG Realty SA Empreendimentos e Participacoes	56,300	93,687
Petroleo Brasileiro SA ADR	15,700	308,191
Raia Drogasil SA	7,800	89,069
Redecard SA	3,500	56,449
Tim Participacoes SA ADR	2,000	42,300
Totvs SA	1,300	23,980
Tractebel Energia SA	1,400	24,971
Ultrapar Participacoes SA	2,100	49,497
Vale SA ADR	14,400	259,920
Weg SA	2,200	19,872

		$2,760,037

Chile — 0.7%
Antarchile SA, Series A	3,700	$56,793
Banco de Chile	844,409	120,343
Banco de Credito e Inversiones	913	58,629
Banco Santander Chile SA ADR	900	67,644
Cap SA	800	28,752
Cencosud SA	14,600	83,321
Cia Cervecerias Unidas SA	2,400	31,718
Colbun SA(1)	111,100	30,839
Corpbanca SA	2,083,900	26,030
Empresa Nacional de Electricidad SA	52,100	86,770
Empresas CMPC SA	18,000	67,600
Empresas Copec SA	8,500	123,252

Security	Shares	Value
Enersis SA	212,300	$70,583
ENTEL SA	1,600	31,463
Latam Airlines Group SA	2,800	69,079
Parque Arauco SA	7,600	14,405
Ripley Corp. SA	17,800	15,855
S.A.C.I. Falabella SA	13,700	133,382
Salfacorp SA	14,400	26,518
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,400	83,902
Vina Concha y Toro SA	16,500	32,299

		$1,259,177

China — 2.0%
AAC Technologies Holdings, Inc.	12,000	$34,825
Agricultural Bank of China, Ltd., Class H	173,000	69,902
Air China, Ltd., Class H	40,000	28,203
Anhui Conch Cement Co., Ltd., Class H	37,500	97,956
Baidu, Inc. ADR(1)	2,100	253,092
Bank of Communications, Ltd., Class H	98,000	64,635
Beijing Enterprises Holdings, Ltd.	5,000	32,330
Brilliance China Automotive Holdings, Ltd.(1)	24,000	19,425
BYD Co., Ltd., Class H(1)	8,000	13,509
China CITIC Bank Corp., Ltd., Class H	138,000	69,225
China Coal Energy Co., Class H	113,000	103,371
China Communications Construction Co., Ltd., Class H	39,000	34,009
China Construction Bank Corp., Class H	343,000	230,034
China Eastern Airlines Corp., Ltd., Class H(1)	70,000	24,338
China Life Insurance Co., Ltd., Class H	56,000	153,366
China Longyuan Power Group Corp., Class H	46,000	29,646
China Mengniu Dairy Co., Ltd.	11,000	32,466
China Merchants Bank Co., Ltd., Class H	34,000	62,282
China Merchants Holdings (International) Co., Ltd.	16,000	49,346
China Minsheng Banking Corp, Ltd., Class H	84,000	77,365
China Mobile, Ltd.	39,000	455,592
China National Building Material Co., Ltd., Class H	92,000	89,184
China Overseas Land & Investment, Ltd.	42,000	98,547
China Pacific Insurance (Group) Co., Ltd., Class H	21,800	68,650
China Resources Enterprise, Ltd.	8,000	22,124
China Resources Power Holdings Co., Ltd.	20,000	42,030
China Telecom Corp., Ltd., Class H	174,000	90,111
China Yurun Food Group, Ltd.	14,000	8,336
Citic Pacific, Ltd.	30,000	43,250
Ctrip.com International, Ltd. ADR(1)	2,300	28,704
Digital China Holdings, Ltd.	20,000	31,133
Dongfeng Motor Group Co., Ltd., Class H	20,000	27,609
Focus Media Holding, Ltd. ADR	1,100	21,758
Guangdong Investment, Ltd.	52,000	37,419
Guangzhou Automobile Group Co., Ltd., Class H	22,000	16,350
Home Inns & Hotels Management, Inc. ADR(1)	1,100	20,086
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	72,000	51,401
Inner Mongolia Yitai Coal Co., Ltd., Class B	14,100	74,469
Jiangxi Copper Co., Ltd., Class H	38,000	82,922
Kunlun Energy Co., Ltd.	72,000	115,460
Lenovo Group, Ltd.	46,000	31,781
Lianhua Supermarket Holdings Ltd., Class H	21,000	20,842
Mindray Medical International, Ltd. ADR	800	23,840
NetEase.com, Inc. ADR(1)	700	36,967

Security	Shares	Value
New Oriental Education & Technology Group, Inc. ADR(1)	5,000	$57,100
NVC Lighting Holdings, Ltd.	63,000	11,455
Parkson Retail Group, Ltd.	16,500	14,780
PICC Property & Casualty Co., Ltd., Class H	58,000	64,282
Ports Design, Ltd.	3,000	2,940
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	26,606
SINA Corp.(1)	900	40,869
Sino Biopharmaceutical, Ltd.	16,000	6,030
Sinopharm Group Co., Ltd., Class H	9,600	28,094
Sinotrans Shipping, Ltd.	74,000	15,418
Sohu.com, Inc.(1)	900	31,545
Sound Global, Ltd.	68,000	33,457
Suntech Power Holdings Co., Ltd. ADR(1)	14,300	16,159
Tingyi (Cayman Islands) Holding Corp.	22,000	54,125
Tsingtao Brewery Co., Ltd., Class H	8,000	46,599
Want Want China Holdings, Ltd.	73,000	88,035
Weichai Power Co., Ltd., Class H(1)	6,000	18,051
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	25,688
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	48,392
Yanzhou Coal Mining Co., Ltd., Class H	46,000	67,840
Zhongsheng Group Holdings, Ltd.	17,000	18,064
ZTE Corp., Class H	18,600	24,673

		$3,758,092

Colombia — 0.4%
Almacenes Exito SA	4,800	$82,228
Banco de Bogota	1,100	31,464
Bancolombia SA ADR, PFC Shares	1,700	105,128
Ecopetrol SA	43,100	123,857
Empresa de Energia de Bogota SA	29,900	18,269
Grupo Aval Acciones y Valores SA	56,100	36,939
Grupo de Inversiones Suramericana	3,600	61,671
Grupo Nutresa SA	4,000	46,649
Grupo Odinsa SA	3,356	17,228
Interconexion Electrica SA	8,000	50,890
Inversiones Argos SA	3,300	31,709
Inversiones Argos SA, PFC Shares	3,400	32,632
ISAGEN SA ESP	31,400	43,541

		$682,205

Czech Republic — 0.3%
CEZ AS	8,850	$297,877
Komercni Banka AS	980	166,322
New World Resources PLC, Class A	10,000	47,221
Pegas Nonwovens SA	2,890	62,634
Unipetrol AS(1)	8,100	65,751

		$639,805

Denmark — 0.8%
A.P. Moller - Maersk A/S, Class A	15	$98,622
A.P. Moller - Maersk A/S, Class B	17	117,624
Carlsberg A/S, Class B	150	12,124
Coloplast A/S	1,258	238,200
Danske Bank A/S(1)	600	8,894

Security	Shares	Value
DSV A/S	5,590	$119,789
Novo Nordisk A/S, Class B	3,892	600,098
Novozymes A/S, Class B	7,990	196,429
Tryg A/S	1,451	82,259
William Demant Holding A/S(1)	650	61,321

		$1,535,360

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$46,516
Amer Group Holding(1)	188,800	20,420
Commercial International Bank	20,500	92,735
Eastern Tobacco	2,550	34,067
Egypt Kuwaiti Holding Co.	21,700	26,400
Egyptian Financial Group-Hermes Holding SAE(1)	25,300	44,359
Egyptian International Pharmaceutical Industrial Co.	6,300	34,049
El Sewedy Cables Holding Co.	2,000	7,352
Ezz Steel	23,000	28,008
Juhayna Food Industries	47,300	35,311
Orascom Construction Industries (OCI)	2,700	117,744
Orascom Telecom Holding SAE(1)	134,900	71,665
Orascom Telecom Media and Technology Holding SAE	173,500	16,291
Sidi Kerir Petrochemicals Co.	16,100	32,229
Talaat Moustafa Group(1)	34,700	23,071
Telecom Egypt	10,800	22,632

		$652,849

Finland — 0.6%
Elisa Oyj	4,410	$91,594
Fortum Oyj	3,915	65,484
Kesko Oyj, Class B	2,294	59,238
Kone Oyj, Class B	4,458	276,099
Nokia Oyj	62,074	148,997
Nokian Renkaat Oyj	2,828	112,606
Orion Oyj, Class B	3,548	70,744
Pohjola Bank PLC, Class A	3,625	42,023
Sampo Oyj	4,954	131,201
Sanoma Oyj	1,727	14,822
Stora Enso Oyj	7,820	44,516
UPM-Kymmene Oyj	1,212	12,946
Wartsila Oyj	3,398	101,747

		$1,172,017

France — 1.4%
Air Liquide SA	3,638	$406,860
Alcatel-Lucent(1)	66,951	73,891
Carrefour SA	6,242	111,692
Compagnie Generale des Etablissements Michelin, Class B	1,634	111,025
Dassault Systemes SA	1,528	150,710
EDF SA	1,645	34,078
Essilor International SA	1,825	158,853
Eutelsat Communications SA	562	16,968
France Telecom SA	950	12,721
GDF Suez	5,654	126,169
Imerys SA	208	10,470

Security	Shares	Value
L’Oreal SA	3,920	$470,012
LVMH Moet Hennessy Louis Vuitton SA	1,528	229,858
Neopost SA	1,651	94,002
PPR SA	944	141,145
Sanofi	2,241	182,837
SES SA	782	18,799
Societe BIC SA	703	71,261
Sodexo	402	30,326
Suez Environnement Co. SA	6,219	68,273
Thales SA	1,120	35,023
Total SA	1,058	48,749
Unibail-Rodamco SE	90	17,257

		$2,620,979

Germany — 1.4%
Bayerische Motoren Werke AG	2,363	$175,862
Bayerische Motoren Werke AG, PFC Shares	1,800	89,560
Beiersdorf AG	2,225	147,353
Continental AG	465	42,044
Daimler AG	3,674	183,058
Deutsche Lufthansa AG	5,558	69,864
Deutsche Post AG	5,463	98,079
Deutsche Telekom AG	6,485	73,099
E.ON AG	1,092	23,240
Fraport AG	277	15,687
Fresenius Medical Care AG & Co. KGaA	261	18,867
Hannover Rueckversicherung AG	1,117	66,745
Henkel AG & Co. KGaA	3,284	193,998
Henkel AG & Co. KGaA, PFC Shares	1,929	138,481
Linde AG	1,194	177,584
Porsche Automobil Holding SE, PFC Shares	486	25,008
SAP AG	10,232	649,352
Siemens AG	2,111	178,884
United Internet AG	4,469	78,986
Volkswagen AG	97	15,419
Volkswagen AG, PFC Shares	689	117,249

		$2,578,419

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	3,475	$60,887
OPAP SA	9,569	57,500

		$118,387

Hong Kong — 1.0%
Bank of East Asia, Ltd.	29,400	$102,116
BOC Hong Kong (Holdings), Ltd.	59,000	180,078
Cathay Pacific Airways, Ltd.	35,000	57,640
Cheung Kong Infrastructure Holdings, Ltd.	16,000	96,422
CLP Holdings, Ltd.	18,500	159,866
Hang Lung Group, Ltd.	13,000	86,338
Hang Seng Bank, Ltd.	22,600	313,249
Hong Kong & China Gas Co., Ltd.	101,800	234,993
Hopewell Holdings, Ltd.	23,500	67,997
Link REIT (The)	68,000	297,913

Security	Shares	Value
MTR Corp., Ltd.	37,500	$131,159
Power Assets Holdings, Ltd.	29,000	227,393
Wing Hang Bank, Ltd.	3,500	31,918

		$1,987,082

Hungary — 0.3%
EGIS Pharmaceuticals PLC	100	$6,943
FHB Mortgage Bank Rt.(1)	3,500	7,325
Magyar Telekom Rt.	37,600	69,489
MOL Hungarian Oil & Gas Rt.	2,460	176,961
OTP Bank Rt.	12,460	190,755
Richter Gedeon Rt.	1,050	177,713

		$629,186

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	1,500	$43,530
Infosys, Ltd. ADR	5,500	217,690

		$261,220

Indonesia — 0.7%
Adaro Energy Tbk PT	287,500	$44,064
AKR Corporindo Tbk PT	76,500	29,302
Bakrie & Brothers Tbk PT(1)	989,000	5,208
Bank Central Asia Tbk PT	146,000	123,038
Bank Mandiri Tbk PT	90,500	78,775
Bank Negara Indonesia Persero Tbk PT	64,000	26,752
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	35,348
Bank Rakyat Indonesia Tbk PT	104,000	76,343
Bumi Resources Tbk PT	271,500	29,642
Energi Mega Persada Tbk PT(1)	1,737,000	21,825
Gudang Garam Tbk PT	11,500	68,135
Indo Tambangraya Megah Tbk PT	5,000	18,648
Indocement Tunggal Prakarsa Tbk PT	28,500	64,442
Indofood Sukses Makmur Tbk PT	153,500	87,224
Jasa Marga Tbk PT	52,500	31,485
Kalbe Farma Tbk PT	129,000	51,965
Lippo Karawaci Tbk PT	274,500	25,735
Perusahaan Gas Negara Tbk PT	206,500	82,386
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	59,215
Semen Gresik (Persero) Tbk PT	45,000	61,291
Tambang Batubara Bukit Asam Tbk PT	30,500	50,931
Telekomunikasi Indonesia Tbk PT	158,000	152,382
Unilever Indonesia Tbk PT	23,000	58,732
United Tractors Tbk PT	37,000	81,506
XL Axiata Tbk PT	47,500	30,757

		$1,395,131

Ireland — 0.3%
CRH PLC	7,114	$130,248
Elan Corp. PLC(1)	6,593	76,894
Kerry Group PLC, Class A	6,301	286,702

		$493,844

Israel — 0.6%
Bank Hapoalim B.M.	47,861	$138,686
Bank Leumi Le-Israel B.M.	37,387	84,292
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	33,173

Security	Shares	Value
Delek Group, Ltd.	104	$13,800
Elbit Systems, Ltd.	1,930	62,406
Israel Chemicals, Ltd.	17,491	207,063
Israel Corp., Ltd.	24	13,744
Israel Discount Bank, Ltd., Series A(1)	24,830	23,158
Mizrahi Tefahot Bank, Ltd.(1)	7,531	56,462
NICE Systems, Ltd.(1)	2,790	100,620
Teva Pharmaceutical Industries, Ltd. ADR	10,339	422,762

		$1,156,166

Italy — 0.9%
Atlantia SpA	6,288	$82,553
Autogrill SpA	2,204	17,790
Enel Green Power SpA	7,388	10,564
Enel SpA	10,849	30,982
ENI SpA	26,574	547,962
Luxottica Group SpA	3,274	112,243
Parmalat SpA	39,901	75,236
Pirelli & C. SpA	14,881	150,276
Saipem SpA	3,891	178,824
Snam Rete Gas SpA	53,557	215,290
Telecom Italia SpA	13,750	11,193
Telecom Italia SpA, PFC Shares	33,248	23,147
Tenaris SA	867	16,813
Terna Rete Elettrica Nazionale SpA	47,885	159,805

		$1,632,678

Japan — 2.7%
ABC-Mart, Inc.	700	$28,212
All Nippon Airways Co., Ltd.	29,000	66,990
Aozora Bank, Ltd.	16,000	36,659
Bank of Kyoto, Ltd. (The)	8,000	58,510
Bank of Yokohama, Ltd. (The)	26,000	117,755
Benesse Holdings, Inc.	500	23,600
Canon, Inc.	700	23,375
Chiba Bank, Ltd. (The)	15,000	87,380
Chugai Pharmaceutical Co., Ltd.	5,700	109,619
Chugoku Bank, Ltd. (The)	8,000	101,868
Daihatsu Motor Co., Ltd.	2,000	33,424
Dainippon Sumitomo Pharma Co., Ltd.	6,400	70,683
Electric Power Development Co., Ltd.	600	14,113
Gunma Bank, Ltd. (The)	18,000	87,511
Hachijuni Bank, Ltd. (The)	15,000	79,589
Hamamatsu Photonics K.K.	3,700	129,280
Hiroshima Bank, Ltd. (The)	23,000	75,750
Honda Motor Co., Ltd.	6,600	209,816
Isetan Mitsukoshi Holdings, Ltd.	8,600	90,539
ITOCHU Techno-Solutions Corp.	1,300	67,223
Iyo Bank, Ltd. (The)	8,000	61,617
Japan Prime Realty Investment Corp.	7	18,191

Security	Shares	Value
Japan Real Estate Investment Corp.	3	$28,312
Joyo Bank, Ltd. (The)	3,000	13,368
JX Holdings, Inc.	1,300	6,249
Kamigumi Co., Ltd.	9,000	72,175
Kansai Paint Co., Ltd.	8,000	83,503
Keikyu Corp.	3,000	27,990
Keio Corp.	18,000	132,175
Keyence Corp.	900	224,155
Kintetsu Corp.	7,000	27,780
Kyowa Hakko Kirin Co., Ltd.	6,000	66,736
Lawson, Inc.	700	50,278
McDonald’s Holdings Co. (Japan), Ltd.	3,600	104,058
Miraca Holdings, Inc.	500	21,247
Mitsubishi Logistics Corp.	1,000	10,560
Mitsubishi Tanabe Pharma Corp.	5,200	79,362
Mizuho Financial Group, Inc.	16,500	27,175
NGK Spark Plug Co., Ltd.	6,000	69,459
Nidec Corp.	400	31,495
Nippon Telegraph & Telephone Corp.	300	13,926
Nishi-Nippon City Bank, Ltd. (The)	26,000	56,835
Nitori Co., Ltd.	100	9,350
NTT DoCoMo, Inc.	190	317,599
Odakyu Electric Railway Co., Ltd.	17,000	174,344
Ono Pharmaceutical Co., Ltd.	2,100	132,561
Oracle Corp. Japan	900	40,287
Oriental Land Co., Ltd.	1,300	161,728
Rakuten, Inc.	18,500	184,059
Rinnai Corp.	1,000	64,379
Sankyo Co., Ltd.	400	19,826
Santen Pharmaceutical Co., Ltd.	2,500	106,356
Seven Bank, Ltd.	8,300	20,708
Shikoku Electric Power Co., Inc.	4,500	69,362
Shizuoka Bank, Ltd. (The)	11,000	110,704
Sumitomo Metal Mining Co., Ltd.	1,000	10,681
Suruga Bank, Ltd.	8,000	84,461
Suzuken Co., Ltd.	2,200	78,852
Sysmex Corp.	600	26,134
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,958
Takashimaya Co., Ltd.	11,000	80,162
Takeda Pharmaceutical Co., Ltd.	400	18,372
Toho Gas Co., Ltd.	14,000	84,178
Tokyo Gas Co., Ltd.	17,000	87,626
TonenGeneral Sekiyu K.K.	13,000	106,377
Tsumura & Co.	1,500	42,189
Unicharm Corp.	3,200	176,298
USS Co., Ltd.	910	97,931
Yahoo! Japan Corp.	119	43,260
Yakult Honsha Co., Ltd.	1,100	42,528
Yokogawa Electric Corp.	1,400	14,343

		$5,159,155

Security	Shares	Value
Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	10,500	$24,170
Boubyan Bank KSC(1)	15,000	31,892
Boubyan Petrochemicals Co.	20,000	39,677
Commercial Bank of Kuwait SAK(1)	5,000	14,003
Gulf Bank(1)	15,750	22,018
Gulf Cable and Electrical Industries Co.	2,500	9,548
Kuwait Finance House KSC	20,800	50,804
Kuwait Foods Co. (Americana)	2,500	10,993
Mabanee Co. SAKC	10,000	41,798
Mobile Telecommunications Co.	35,000	85,507
National Bank of Kuwait SAK	23,750	83,267
National Industries Group Holding(1)	50,000	32,923
Sultan Center Food Products Co.(1)	74,929	26,519

		$473,119

Malaysia — 0.7%
Airasia Bhd	23,600	$28,146
AMMB Holdings Bhd	19,900	40,707
Axiata Group Bhd	25,300	47,293
Batu Kawan Bhd	4,600	27,422
Boustead Holdings Bhd	12,050	21,144
British American Tobacco Malaysia Bhd	2,300	43,802
Dialog Group Bhd	29,800	22,767
Digi.com Bhd	33,100	46,848
Gamuda Bhd	40,100	44,820
Genting Bhd	20,500	61,883
Hong Leong Bank Bhd	6,900	30,101
IJM Corp. Bhd	16,200	26,721
IOI Corp. Bhd	30,300	51,567
Kuala Lumpur Kepong Bhd	5,800	43,917
Lafarge Malayan Cement Bhd	13,500	34,408
Malayan Banking Bhd	24,900	69,559
Malaysian Resources Corp. Bhd	41,600	23,919
Maxis Bhd	25,400	51,956
Multi-Purpose Holdings Bhd	23,600	26,680
Parkson Holdings Bhd	14,600	22,575
Petronas Chemicals Group Bhd	46,100	96,831
Petronas Dagangan Bhd	4,800	32,092
PPB Group Bhd	4,300	20,859
Public Bank Bhd	13,900	63,829
Resorts World Bhd	34,300	36,777
RHB Capital Bhd	10,200	23,953
Sapurakencana Petroleum Bhd(1)	56,897	44,543
Sime Darby Bhd	35,100	110,004
Telekom Malaysia Bhd	16,600	29,897
Tenaga Nasional Bhd	24,500	52,770

		$1,277,790

Mexico — 1.4%
Alfa SAB de CV, Series A	8,300	$132,646
America Movil SAB de CV ADR, Series L	24,700	659,243
Bolsa Mexicana de Valores SAB de CV	17,700	33,674
Cemex SAB de CV ADR(1)	18,304	127,396
Coca Cola Femsa SAB de CV ADR	300	33,357

Security	Shares	Value
Compartamos SAB de CV	22,900	$22,868
Corporacion GEO SAB de CV, Series B(1)	4,400	4,626
Embotelladoras Arca SAB de CV	5,300	33,298
Empresas ICA SAB de CV(1)	20,700	34,711
Fomento Economico Mexicano SA de CV ADR	1,800	153,756
Genomma Lab Internacional SA de CV(1)	9,700	19,599
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	7,872
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	34,001
Grupo Bimbo SA de CV, Series A	28,500	70,937
Grupo Carso SA de CV, Series A1	13,600	47,033
Grupo Elektra SA de CV	1,000	47,013
Grupo Financiero Banorte SAB de CV, Class O	44,600	239,459
Grupo Financiero Inbursa SAB de CV, Class O	79,800	210,024
Grupo Mexico SAB de CV, Series B	65,343	183,767
Grupo Modelo SA de CV, Series C	8,400	75,988
Grupo Televisa SA ADR	5,000	113,950
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	10,443
Industrias CH SAB de CV, Series B(1)	1,900	9,520
Industrias Penoles SA de CV	2,100	85,904
Inmuebles Carso SAB de CV(1)	8,000	6,106
Kimberly-Clark de Mexico SAB de CV, Class A	25,000	52,036
Mexichem SAB de CV	15,232	72,045
Minera Frisco SAB de CV(1)	12,200	48,273
Promotora y Operadora de Infraestructura SAB de CV(1)	6,600	34,230
TV Azteca SAB de CV, Series CPO	9,900	6,573
Wal-Mart de Mexico SAB de CV, Series V	52,100	146,954

		$2,757,302

Morocco — 0.3%
Attijariwafa Bank	3,600	$138,889
Banque Centrale Populaire	2,400	53,482
Banque Marocaine du Commerce Exterieur (BMCE)	3,100	58,263
Ciments du Maroc	400	39,698
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	17,834
Delta Holding SA	1,800	7,545
Douja Promotion Groupe Addoha SA	8,900	68,579
Lafarge Ciments	400	67,278
Managem	200	33,032
Maroc Telecom	12,000	144,903

		$629,503

Netherlands — 1.2%
Akzo Nobel NV	3,869	$208,826
ASML Holding NV	7,455	430,579
Core Laboratories NV	774	86,347
European Aeronautic Defence and Space Co. NV	6,087	218,425
Heineken Holding NV	1,465	67,331
Heineken NV	3,025	163,894
Koninklijke Ahold NV	20,445	248,862
Koninklijke DSM NV	3,522	173,361
Koninklijke KPN NV	33,927	278,473
Koninklijke Vopak NV	632	40,050
QIAGEN NV(1)	6,324	112,634
Reed Elsevier NV	4,414	51,737
Unilever NV	4,642	161,160

		$2,241,679

Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport, Ltd.	43,834	$88,193
Chorus, Ltd.(1)	8,812	22,131
Contact Energy, Ltd.(1)	6,286	25,434
Fletcher Building, Ltd.	14,280	70,399
Sky City Entertainment Group, Ltd.	9,328	26,829
Telecom Corporation of New Zealand, Ltd.	32,008	68,636

		$301,622

Norway — 0.7%
Aker Solutions ASA	5,878	$86,121
Gjensidige Forsikring ASA	5,666	69,336
Norsk Hydro ASA	45,229	183,694
Orkla ASA	22,300	159,173
Seadrill, Ltd.	2,937	114,459
Statoil ASA	14,823	352,292
Telenor ASA	17,103	289,201
Yara International ASA	300	14,166

		$1,268,442

Peru — 0.3%
Alicorp SA	31,100	$80,296
Cia de Minas Buenaventura SA ADR	4,000	145,680
Credicorp, Ltd. ADR	1,090	126,375
Ferreyros SA	28,063	22,869
Grana y Montero SA	13,900	43,934
Intergroup Financial Services Corp.	500	15,750
Luz del Sur SAA	6,300	17,010
Minsur SA	20,900	17,748
Southern Copper Corp.	4,407	142,258
Volcan Cia Minera SA, Class B	18,641	20,586

		$632,506

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$48,434
Aboitiz Power Corp.	30,200	24,917
Alliance Global Group, Inc.	30,000	8,355
Ayala Corp.	2,600	27,014
Ayala Land, Inc.	65,600	34,201
Ayala Land, Inc., PFC Shares(3)	65,600	157
Bank of the Philippine Islands	18,400	31,918
DMCI Holdings, Inc.	6,600	9,229
International Container Terminal Services, Inc.	23,200	40,245
JG Summit Holding, Inc.	50,500	40,829
Jollibee Foods Corp.	12,900	31,779
Manila Electric Co.	3,700	23,411
Metro Pacific Investments Corp.	263,000	26,229
Philex Mining Corp.	49,400	26,363
Philex Petroleum Corp.(1)	29,500	27,841
Philippine Long Distance Telephone Co.	770	50,432
Robinsons Land Corp.	89,500	41,642
San Miguel Corp.	9,500	25,320
Semirara Mining Corp.	5,500	29,465
SM Investments Corp.	3,300	59,053
SM Prime Holdings, Inc.	89,500	29,930
Universal Robina Corp.	21,000	29,489

		$666,253

Security	Shares	Value
Poland — 0.6%
Agora SA	5,100	$12,328
Asseco Poland SA	4,100	55,689
Bank Pekao SA	2,300	95,971
Boryszew SA(1)	14,000	2,216
BRE Bank SA(1)	320	27,208
Budimex SA	150	2,505
Cyfrowy Polsat SA(1)	19,500	85,349
Emperia Holding SA	1,350	16,545
Enea SA	4,500	20,933
Eurocash SA	3,700	43,254
ING Bank Slaski SA(1)	400	9,126
Jastrzebska Spolka Weglowa SA	680	18,930
KGHM Polska Miedz SA	3,040	114,840
KOPEX SA(1)	550	2,841
Lubelski Wegiel Bogdanka SA	540	19,617
Netia SA(1)	13,000	23,126
NG2 SA	1,500	25,981
Polimex-Mostostal SA	32,200	6,243
Polish Oil & Gas(1)	44,800	54,246
Polska Grupa Energetyczna SA	15,600	86,771
Polski Koncern Naftowy Orlen SA(1)	5,800	61,972
Powszechna Kasa Oszczednosci Bank Polski SA	14,500	140,739
Powszechny Zaklad Ubezpieczen SA	1,100	116,191
Tauron Polska Energia SA	23,200	31,876
Telekomunikacja Polska SA	18,250	85,979
TVN SA	14,700	32,842
Zaklady Azotowe Pulawy SA	120	4,014

		$1,197,332

Portugal — 0.2%
EDP-Energias de Portugal SA	40,635	$92,630
Galp Energia, SGPS, SA, Class B	4,191	56,687
Jeronimo Martins, SGPS, SA	6,361	99,704
Portugal Telecom, SGPS, SA	7,749	32,868

		$281,889

Qatar — 0.3%
Aamal Co. QSC(1)	6,300	$27,434
Commercial Bank of Qatar	1,900	36,255
Doha Bank, Ltd.	1,500	23,139
Gulf International Services QSC	3,900	27,831
Industries Qatar	2,940	106,281
Masraf Al Rayan	8,650	63,952
Qatar Electricity & Water Co.	880	32,648
Qatar Gas Transport Co., Ltd. (NAKILAT)	7,100	30,536
Qatar Islamic Bank	1,600	34,142
Qatar National Bank	3,178	115,717
Qatar National Cement Co.	600	16,727
Qatar Telecom QSC	3,094	89,035

		$603,697

Security	Shares	Value
Russia — 1.4%
CTC Media, Inc.	3,900	$28,938
E.ON Russia JSC	607,000	49,306
Etalon Group, Ltd. GDR(1)(4)	9,400	60,207
Federal Grid Co. Unified Energy System JSC(1)	3,969,600	27,894
Federal Hydrogenerating Co. ADR(1)	20,200	49,490
KamAZ(1)	13,000	16,859
LUKOIL OAO ADR(1)	4,700	264,237
Magnit OJSC	950	122,930
Mail.ru Group, Ltd. GDR(1)(4)	800	24,256
Mechel ADR	6,300	40,824
MMC Norilsk Nickel GDR(1)	8,100	124,699
Mobile TeleSystems OJSC	24,300	185,810
Novolipetsk Steel GDR(4)	1,300	21,645
OAO Gazprom ADR(1)	49,000	450,525
OAO Inter Rao Ues(1)	41,577,400	34,052
OAO Tatneft GDR(1)	2,500	94,100
Pharmstandard OJSC GDR(1)(4)	2,600	37,752
PIK Group GDR(1)(4)	9,700	21,728
Rosneft Oil Co. GDR(4)	15,300	91,922
Rostelecom	19,400	66,763
Sberbank of Russia ADR(1)	36,800	407,124
Severstal OAO GDR(4)	2,500	28,000
Surgutneftegas OJSC ADR(1)	9,900	82,537
Surgutneftegas OJSC ADR, PFC Shares	65,700	38,068
Uralkali OJSC GDR(4)	3,100	129,061
VimpelCom, Ltd. ADR	11,600	97,324
VTB Bank OJSC GDR(4)	19,800	64,746
X5 Retail Group NV GDR(1)(4)	2,900	56,898
Yandex NV, Class A(1)	1,300	24,999

		$2,742,694

Singapore — 1.0%
Ascendas Real Estate Investment Trust	59,000	$107,388
ComfortDelGro Corp., Ltd.	14,000	18,869
DBS Group Holdings, Ltd.	44,000	519,086
Fraser and Neave, Ltd.	1,000	6,562
Oversea-Chinese Banking Corp., Ltd.	46,000	351,821
Singapore Airlines, Ltd.	18,000	152,812
Singapore Press Holdings, Ltd.	40,000	131,907
Singapore Technologies Engineering, Ltd.	12,000	31,753
Singapore Telecommunications, Ltd.	103,000	295,567
United Overseas Bank, Ltd.	16,000	256,311
UOL Group, Ltd.	23,000	95,455

		$1,967,531

South Africa — 1.3%
ABSA Group, Ltd.	2,800	$45,624
Adcock Ingram Holdings, Ltd.	2,900	21,066
AECI, Ltd.	2,500	23,581
African Bank Investments, Ltd.	5,200	22,903
African Rainbow Minerals, Ltd.	1,000	18,814
Anglo Platinum, Ltd.	400	20,500
AngloGold Ashanti, Ltd.	2,500	84,612
Aquarius Platinum, Ltd.	15,400	9,294
Aveng, Ltd.	6,900	29,975

Security	Shares	Value
AVI, Ltd.	4,300	$30,664
Barloworld, Ltd.	5,300	53,444
Bidvest Group, Ltd.	4,300	102,906
Capital Property Fund	19,700	25,679
Clicks Group, Ltd.	4,400	28,981
Discovery Holdings, Ltd.	4,000	26,103
FirstRand, Ltd.	26,600	88,669
Harmony Gold Mining Co., Ltd.	3,100	30,566
Impala Platinum Holdings, Ltd.	3,586	56,200
Imperial Holdings, Ltd.	1,800	41,081
Kumba Iron Ore, Ltd.	700	43,442
Kumba Resources, Ltd.	1,300	26,431
Liberty Holdings, Ltd.	2,300	26,000
Massmart Holdings, Ltd.	2,200	46,125
Medi-Clinic Corp., Ltd.	5,300	25,640
MMI Holdings, Ltd.	10,100	22,681
Mondi, Ltd.	3,100	26,380
Mr. Price Group, Ltd.	2,600	38,702
MTN Group, Ltd.	25,400	456,641
Murray & Roberts Holdings, Ltd.(1)	11,600	33,014
Nampak, Ltd.	9,600	30,104
Nedbank Group, Ltd.	2,200	47,956
Netcare, Ltd.	15,000	29,390
Remgro, Ltd.	3,600	61,221
Reunert, Ltd.	5,500	53,094
RMB Holdings, Ltd.	6,300	27,846
Sanlam, Ltd.	12,800	54,940
Sasol, Ltd.	3,700	153,488
Shoprite Holdings, Ltd.	4,000	78,440
Spar Group, Ltd.	2,000	28,904
Standard Bank Group, Ltd.	7,300	100,432
Steinhoff International Holdings, Ltd.(1)	18,900	56,077
Sun International, Ltd.	2,500	23,992
Telkom South Africa, Ltd.(1)	7,300	15,842
Tiger Brands, Ltd.	1,500	48,163
Truworths International, Ltd.	5,400	67,371
Vodacom Group (Pty), Ltd.	5,700	66,018
Wilson Bayly Holmes-Ovcon, Ltd.	1,600	25,210
Woolworths Holdings, Ltd.	10,500	68,225

		$2,542,431

South Korea — 1.3%
Asiana Airlines, Inc.(1)	3,000	$19,540
BS Financial Group, Inc.	3,040	31,814
Celltrion, Inc.	1,995	49,374
Cheil Industries, Inc.	670	57,100
Cheil Worldwide, Inc.	2,670	44,608
CJ Corp.	300	19,350
Dongbu Insurance Co., Ltd.	780	28,786
Hankook Tire Co., Ltd.	1,180	43,252
Hite-Jinro Co., Ltd.	1,300	27,505
Hynix Semiconductor, Inc.(1)	2,810	53,379
Hyundai Heavy Industries Co., Ltd.	280	59,331
Hyundai Marine & Fire Insurance Co., Ltd.	1,130	27,888
Hyundai Merchant Marine Co., Ltd.(1)	1,080	23,714

Security	Shares	Value
Hyundai Motor Co.	690	$143,344
Hyundai Steel Co.	700	51,461
Industrial Bank of Korea	4,750	51,165
Kangwon Land, Inc.	1,890	38,829
Korea Electric Power Corp.(1)	2,200	49,147
Korea Express Co., Ltd.(1)	100	7,468
Korea Zinc Co., Ltd.	170	57,334
Korean Air Lines Co., Ltd.(1)	660	28,002
Korean Reinsurance Co.	2,478	21,317
KT&G Corp.	1,080	79,560
LG Chem, Ltd.	320	87,810
LG Corp.	520	26,663
LG Display Co., Ltd.(1)	1,210	25,848
LG Electronics, Inc.	1,050	57,401
LG Hausys, Ltd.	540	28,917
LIG Insurance Co., Ltd.	1,290	24,931
NHN Corp.	200	48,470
POSCO	480	153,310
S-Oil Corp.	590	49,655
Samsung C&T Corp.	630	35,553
Samsung Electro-Mechanics Co., Ltd.	350	32,490
Samsung Electronics Co., Ltd.	465	534,527
Samsung Fine Chemicals Co., Ltd.	470	25,586
Samsung Fire & Marine Insurance Co., Ltd.	410	76,681
Samsung Heavy Industries Co., Ltd.	1,010	34,536
Samsung Life Insurance Co., Ltd.	930	76,087
Samsung Securities Co., Ltd.	960	40,719
SK Broadband Co., Ltd.(1)	7,780	20,367
SK Chemicals Co., Ltd.	510	26,241
SK Telecom Co., Ltd. ADR	3,600	49,932
TONGYANG Securities, Inc.	9,480	31,448
Woori Finance Holdings Co., Ltd.	6,060	59,022

		$2,559,462

Spain — 0.9%
Abertis Infraestructuras SA	6,976	$86,105
Acerinox SA	5,359	53,326
ACS Actividades de Construccion y Servicios SA	3,471	54,721
Amadeus IT Holding SA, Class A	5,197	112,217
Bankia SA(1)	98,750	96,646
CaixaBank SA	23,817	77,801
Enagas	6,872	119,018
Ferrovial SA	5,636	61,221
Fomento de Construcciones y Contratas SA	4,609	46,843
Grifols SA(1)	3,215	99,928
Iberdrola SA	11,090	40,168
Indra Sistemas SA	1,720	15,214
Industria de Diseno Textil SA	2,979	306,598
International Consolidated Airlines Group SA(1)	22,237	55,543
Red Electrica Corp. SA	2,474	97,960
Repsol SA	6,473	103,161
Telefonica SA	26,087	295,911
Zardoya Otis SA	4,957	55,164

		$1,777,545

Security	Shares	Value
Sweden — 1.1%
Atlas Copco AB, Class A	2,000	$44,785
Boliden AB	13,867	210,243
Hennes & Mauritz AB, Class B	6,761	249,590
Holmen AB, Class B	761	20,395
Investor AB, Class B	4,455	92,738
Millicom International Cellular SA SDR	1,156	104,503
Nordea Bank AB	30,732	286,173
Scania AB, Class B	2,369	40,729
Skandinaviska Enskilda Banken AB, Class A	15,422	113,046
Skanska AB	6,394	96,389
Svenska Cellulosa AB, Class B	12,531	212,798
Swedbank AB, Class A	6,198	107,728
Tele2 AB, Class B	7,044	116,420
Telefonaktiebolaget LM Ericsson, Class B	12,502	116,091
TeliaSonera AB	35,772	236,420

		$2,048,048

Switzerland — 1.4%
Actelion, Ltd.	2,436	$111,091
Adecco SA	2,368	103,805
Baloise Holding AG	767	50,610
Geberit AG	150	29,407
Givaudan SA	79	76,777
Nestle SA	13,563	833,259
Novartis AG	7,280	427,474
Roche Holding AG PC	2,416	427,815
Schindler Holding AG	947	110,938
Schindler Holding AG PC	432	50,441
Sonova Holding AG	1,002	94,590
Sulzer AG	328	42,304
Swatch Group, Ltd. (The), Bearer Shares	269	106,642
Swisscom AG	455	182,022
Zurich Insurance Group AG	367	81,453

		$2,728,628

Taiwan — 1.2%
Acer, Inc.(1)	46,000	$41,867
Advanced Semiconductor Engineering, Inc.	71,000	54,577
Ambassador Hotel	22,000	21,565
Asia Cement Corp.	30,000	37,840
Asia Optical Co., Inc.(1)	27,000	27,017
Asustek Computer, Inc.	6,000	55,167
AU Optronics Corp.(1)	133,000	40,443
Catcher Technology Co., Ltd.	8,000	38,215
Cathay Financial Holding Co., Ltd.	52,000	51,023
Chang Hwa Commercial Bank	36,000	19,365
Cheng Shin Rubber Industry Co., Ltd.	15,000	39,669
Chimei Innolux Corp.(1)	134,000	42,214
China Airlines, Ltd.	68,178	28,240
China Development Financial Holding Corp.	132,000	30,649
Chinatrust Financial Holding Co., Ltd.	61,948	36,760
Chong Hong Construction Co., Ltd.	11,110	22,316
Chunghwa Telecom Co., Ltd.	34,000	101,468

Security	Shares	Value
Compal Electronics, Inc.	59,000	$54,962
Delta Electronics, Inc.	20,000	67,113
EVA Airways Corp.	43,000	25,030
Far Eastern Department Stores, Ltd.	17,000	17,783
Far Eastern International Bank	17,000	6,685
Far Eastern New Century Corp.	58,000	64,563
Far EasTone Telecommunications Co., Ltd.	15,000	37,616
First Financial Holding Co., Ltd.	38,000	22,980
Formosa Chemicals & Fibre Corp.	26,000	68,300
Formosa Petrochemical Corp.	10,000	28,810
Formosa Plastics Corp.	30,000	82,443
Formosan Rubber Group, Inc.	29,000	17,667
Foxconn International Holdings, Ltd.(1)	92,000	27,401
Foxconn Technology Co., Ltd.	18,000	63,101
Fubon Financial Holding Co., Ltd.	50,000	51,973
Giant Manufacturing Co., Ltd.	6,000	32,733
Goldsun Development & Construction Co., Ltd.	10,000	3,385
Hotai Motor Co., Ltd.	6,000	39,830
Hua Nan Financial Holdings Co., Ltd.	43,026	24,199
Kerry TJ Logistics Co., Ltd.	7,000	8,829
Mega Financial Holding Co., Ltd.	60,000	48,216
Nan Ya Plastics Corp.	38,000	73,607
Pou Chen Corp.	33,000	29,716
President Chain Store Corp.	5,000	26,024
Quanta Computer, Inc.	24,000	62,083
Radiant Opto-Electronics Corp.	10,000	38,802
Radium Life Tech Co., Ltd.	31,368	19,569
Ruentex Industries, Ltd.	11,000	21,392
Sanyang Industrial Co., Ltd.	29,000	18,841
Shin Kong Synthetic Fibers Corp.	12,000	3,519
Siliconware Precision Industries Co., Ltd.	40,000	43,990
Sincere Navigation	24,000	21,131
Solar Applied Materials Technology Corp.	7,000	9,386
Standard Foods Corp.	2,480	6,566
Synnex Technology International Corp.	18,000	39,039
Taishin Financial Holdings Co., Ltd.	54,000	21,701
Taiwan Cement Corp.	23,000	26,541
Taiwan Cooperative Financial Holding Co., Ltd.(1)	35,000	21,160
Taiwan Fertilizer Co., Ltd.	11,000	25,834
Tong Yang Industry Co., Ltd.	5,000	4,877
TPK Holding Co., Ltd.	3,887	42,677
TTY Biopharm Co., Ltd.	2,000	8,240
Uni-President Enterprises Corp.	31,000	51,725
United Microelectronics Corp.	152,000	63,454
Waterland Financial Holdings	63,000	21,202
Wei Chuan Food Corp.	21,000	21,615
Wistron Corp.	44,100	47,101
Yageo Corp.	120,000	32,148
Yieh Phui Enterprise	62,000	18,685
Yuanta Financial Holding Co., Ltd.	56,000	25,880
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	19,485
Yulon Motor Co., Ltd.	13,000	22,577

		$2,370,581

Security	Shares	Value
Thailand — 0.7%
Advanced Info Service PCL(5)	26,200	$165,672
Airports of Thailand PCL(5)	17,900	38,786
Bangkok Bank PCL(5)	5,800	38,123
Bangkok Dusit Medical Services PCL(5)	15,700	49,393
Bank of Ayudhya PCL(5)	33,700	34,607
Banpu PCL(5)	1,100	13,908
BEC World PCL(5)	15,500	27,592
Berli Jucker PCL(5)	18,000	22,673
Big C Supercenter PCL(5)	4,000	22,684
Bumrungrad Hospital PCL(5)	3,800	9,160
Central Pattana PCL(5)	21,300	32,995
Charoen Pokphand Foods PCL(5)	35,500	37,341
CP ALL PCL(5)	45,400	48,870
Delta Electronics (Thailand) PCL(5)	7,300	5,502
Dynasty Ceramic PCL(5)	2,900	4,752
Electricity Generating PCL(5)	7,500	26,055
Esso Thailand PCL(5)	18,000	5,846
Glow Energy PCL(5)	13,700	26,357
Hana Microelectronics PCL(5)	8,700	5,507
Home Product Center PCL(5)	13,300	4,842
IRPC PCL(5)	142,000	16,246
Kasikornbank PCL(5)	16,600	91,739
Krung Thai Bank PCL(5)	38,600	19,989
Land & Houses PCL(5)	21,600	5,326
Minor International PCL(5)	44,000	21,821
PTT Exploration & Production PCL(5)	15,900	76,357
PTT Global Chemical PCL(5)	12,700	23,733
PTT PCL(5)	11,200	115,384
Ratchaburi Electricity Generating Holding PCL(5)	3,000	4,545
Robinson Department Store PCL(5)	3,700	7,156
Shin Corp. PCL(5)	3,500	6,943
Siam Cement PCL(5)	5,300	58,566
Siam City Cement PCL(5)	500	5,397
Siam Commercial Bank PCL(5)	21,300	107,908
Siam Makro PCL(5)	600	6,260
Sino Thai Engineering & Construction PCL(5)	35,300	16,978
Thai Beverage PCL	120,000	30,762
Thai Oil PCL(5)	10,200	18,959
Thai Union Frozen Products PCL(5)	11,160	26,014
Thanachart Capital PCL(5)	5,000	5,091
TMB Bank PCL(5)	355,700	17,324
Total Access Communication PCL(5)	13,600	35,403
TPI Polene PCL(5)	11,900	4,518
True Corp. PCL(1)	206,200	26,104

		$1,369,188

Turkey — 0.7%
Akbank TAS	22,000	$82,605
Akenerji Elektrik Uretim AS(1)	17,000	20,000
Aksa Akrilik Kimya Sanayii AS	1,200	2,860
Anadolu Efes Biracilik ve Malt Sanayii AS	2,700	36,627

Security	Shares	Value
Arcelik AS	4,800	$23,741
BIM Birlesik Magazalar AS	1,500	65,053
Cimsa Cimento Sanayi ve Ticaret AS	4,600	20,530
Coca-Cola Icecek AS	1,500	23,258
Dogan Sirketler Grubu Holding AS(1)	10,000	4,500
Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	2,584
Enka Insaat ve Sanayi AS	24,976	72,129
Eregli Demir ve Celik Fabrikalari TAS	43,800	47,911
Ford Otomotiv Sanayi AS	2,100	20,171
Haci Omer Sabanci Holding AS	14,100	61,649
Ihlas Holding AS(1)	44,800	26,842
Is Gayrimenkul Yatirim Ortakligi AS	4,700	3,056
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	38,500	23,733
KOC Holding AS	23,520	91,251
Koza Altin Isletmeleri AS	1,200	23,712
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	21,860
Petkim Petrokimya Holding AS	15,600	17,441
Tekfen Holding AS	6,700	25,664
Tofas Turk Otomobil Fabrikasi AS	4,800	22,097
Trakya Cam Sanayii AS(1)	2,530	2,963
Tupras-Turkiye Petrol Rafinerileri AS	3,300	72,485
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	23,500	44,811
Turk Sise ve Cam Fabrikalari AS	8,646	12,014
Turk Telekomunikasyon AS	13,700	52,816
Turkcell Iletisim Hizmetleri AS(1)	22,700	126,377
Turkiye Garanti Bankasi AS	30,500	118,560
Turkiye Halk Bankasi AS	5,800	49,607
Turkiye Is Bankasi	24,300	70,958
Turkiye Sinai Kalkinma Bankasi AS	25,025	27,830
Turkiye Vakiflar Bankasi TAO	12,700	26,517
Ulker Gida Sanayi ve Ticaret AS	5,300	22,100
Yapi ve Kredi Bankasi AS(1)	10,700	22,043
Yazicilar Holding AS	3,200	22,110

		$1,410,465

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	103,000	$93,924
Abu Dhabi National Hotels	13,000	6,116
Air Arabia (PJSC)	169,700	29,357
Aldar Properties (PJSC)	60,000	18,823
Dana Gas(1)	280,000	30,312
DP World, Ltd.	10,900	110,200
Dubai Financial Market(1)	107,700	28,347
Dubai Islamic Bank (PJSC)	26,000	13,621
Emaar Properties (PJSC)	128,300	117,878
First Gulf Bank (PJSC)	15,600	37,649
National Bank of Abu Dhabi (PJSC)	35,235	80,373
Ras Al Khaimah Ceramics(1)	82,200	25,276
Union National Bank	35,200	28,309

		$620,185

United Kingdom — 3.0%
Anglo American PLC	1,139	$33,754
Associated British Foods PLC	1,917	37,650
AstraZeneca PLC	9,141	426,904

Security	Shares	Value
BAE Systems PLC	76,895	$371,117
BHP Billiton PLC	8,092	235,954
BP PLC	49,159	326,412
Bunzl PLC	1,911	33,299
Burberry Group PLC	2,939	57,557
Centrica PLC	63,721	316,281
Compass Group PLC	9,559	102,537
Experian PLC	4,821	71,486
GlaxoSmithKline PLC	4,540	104,464
Globaltrans Investment PLC GDR(4)	1,600	30,240
Imperial Tobacco Group PLC	215	8,343
Kingfisher PLC	50,998	212,697
Marks & Spencer Group PLC	6,059	31,613
National Grid PLC	1,714	17,779
Next PLC	4,340	218,526
Reckitt Benckiser Group PLC	334	18,329
Reed Elsevier PLC	10,168	85,590
Resolution, Ltd.	4,229	13,617
Rexam PLC	2,761	18,766
Rolls-Royce Holdings PLC	25,890	344,148
Royal Dutch Shell PLC, Class A	15,227	517,458
Royal Dutch Shell PLC, Class B	11,100	390,473
Sage Group PLC (The)	29,801	134,012
Serco Group PLC	13,156	118,565
Shire PLC	6,640	191,532
SSE PLC	1,270	26,085
Subsea 7 SA	4,061	84,878
Tesco PLC	36,666	182,560
Tullow Oil PLC	8,076	162,552
Unilever PLC	1,160	41,594
United Utilities Group PLC	3,075	32,884
Vodafone Group PLC	116,521	333,476
Whitbread PLC	2,605	87,026
WM Morrison Supermarkets PLC	57,011	247,526

		$5,667,684

United States — 21.1%
3M Co.	3,137	$286,189
A.O. Smith Corp.	271	13,393
Abbott Laboratories	4,714	312,585
Abercrombie & Fitch Co., Class A	251	8,484
Accenture PLC, Class A	3,967	239,210
Acuity Brands, Inc.	418	24,219
Advance Auto Parts, Inc.	215	15,082
Advanced Energy Industries, Inc.(1)	178	2,193
Advisory Board Co. (The)(1)	845	38,017
AGL Resources, Inc.	1,729	70,024
Air Products and Chemicals, Inc.	1,065	85,658
Airgas, Inc.	769	60,997
Akamai Technologies, Inc.(1)	501	17,625
Alaska Air Group, Inc.(1)	1,448	50,463
Alcoa, Inc.	3,309	28,027
Alere, Inc.(1)	1,686	31,815
Alexander & Baldwin, Inc.(1)	40	1,282
Alexion Pharmaceuticals, Inc.(1)	1,229	128,861
Allegiant Travel Co.(1)	636	45,194

Security	Shares	Value
Allergan, Inc.	1,480	$121,464
Alliant Energy Corp.	254	11,864
Allied Nevada Gold Corp.(1)	1,142	29,521
Allied World Assurance Co. Holdings, Ltd.	261	19,687
Alpha & Omega Semiconductor, Ltd.(1)	6,256	48,234
Altera Corp.	2,732	96,849
Altria Group, Inc.	10,297	370,383
Amazon.com, Inc.(1)	1,149	268,062
Amdocs, Ltd.(1)	1,060	31,535
American Express Co.	2,133	123,095
American Greetings Corp.	1,423	18,912
American States Water Co.	747	30,366
American Tower Corp.	2,498	180,630
American Water Works Co., Inc.	2,751	99,724
Amerigroup Corp.(1)	588	52,849
AmerisourceBergen Corp.	1,704	67,649
Amgen, Inc.	2,033	167,926
Analog Devices, Inc.	4,022	157,180
Analogic Corp.	311	19,910
AOL, Inc.(1)	2,076	66,141
Aon PLC	3,268	160,786
Apple, Inc.(1)	1,055	644,352
Applied Industrial Technologies, Inc.	436	16,202
Applied Micro Circuits Corp.(1)	443	2,534
AptarGroup, Inc.	278	13,903
Aqua America, Inc.	2,857	73,253
Arch Capital Group, Ltd.(1)	2,260	87,688
Artesian Resources Corp., Class A	1,704	36,670
Arthur J. Gallagher & Co.	1,506	53,433
Ascena Retail Group, Inc.(1)	684	12,545
Ascent Capital Group, Inc., Series A(1)	880	43,806
Associated Banc Corp.	2,471	30,863
Astoria Financial Corp.	1,769	16,664
AT&T, Inc.	18,669	707,928
Atlantic Power Corp.(1)	15,833	218,179
ATMI, Inc.(1)	1,089	20,669
Atmos Energy Corp.	625	22,406
Automatic Data Processing, Inc.	4,562	257,981
AutoNation, Inc.(1)	435	17,152
AutoZone, Inc.(1)	257	96,434
Auxilium Pharmaceuticals, Inc.(1)	107	2,883
Avago Technologies, Ltd.	1,933	71,521
Avid Technology, Inc.(1)	2,833	26,092
Axis Capital Holdings, Ltd.	1,105	36,310
AZZ, Inc.	1,018	31,263
Badger Meter, Inc.	95	3,220
Balchem Corp.	310	10,332
Banco Latinoamericano de Comercio Exterior SA, Class E	936	19,020
Bank of Hawaii Corp.	1,027	47,971
Bank of Montreal	1,082	61,912
Bank of New York Mellon Corp. (The)	3,363	71,565
Bank of the Ozarks, Inc.	480	15,451
BankUnited, Inc.	892	21,729
Banner Corp.	95	2,159
BB&T Corp.	3,474	108,979
Beneficial Mutual Bancorp, Inc.(1)	2,062	17,651

Security	Shares	Value
Berkshire Hathaway, Inc., Class B(1)	3,315	$281,245
Biglari Holdings, Inc.(1)	9	3,382
Bio Reference Labs, Inc.(1)	808	19,998
Biogen Idec, Inc.(1)	653	95,227
BioMarin Pharmaceutical, Inc.(1)	519	20,392
BJ’s Restaurants, Inc.(1)	404	15,990
Bob Evans Farms, Inc.	1,846	71,108
Boston Private Financial Holdings, Inc.	2,240	21,078
Briggs & Stratton Corp.	114	1,988
Bristol-Myers Squibb Co.	6,592	234,675
Brookline Bancorp, Inc.	365	3,070
Brooks Automation, Inc.	1,961	18,159
Brown and Brown, Inc.	1,635	41,267
Buffalo Wild Wings, Inc.(1)	272	19,744
Bunge, Ltd.	1,570	103,259
C.H. Robinson Worldwide, Inc.	1,860	98,301
CACI International, Inc.(1)	279	15,750
California Water Service Group	1,648	30,439
Calpine Corp.(1)	2,048	35,000
Campbell Soup Co.	4,538	150,253
Capital One Financial Corp.	1,327	74,962
Capitol Federal Financial, Inc.	4,335	50,806
Carnival Corp.	2,309	76,844
Cash America International, Inc.	371	14,217
Catamaran Corp.(1)	1,198	101,243
Caterpillar, Inc.	600	50,526
Cathay General Bancorp	119	1,927
Cato Corp. (The)	716	20,048
Cavium, Inc.(1)	570	15,401
Celgene Corp.(1)	2,032	139,111
CenturyLink, Inc.	5,723	237,733
Cerner Corp.(1)	1,940	143,405
CH Energy Group, Inc.	444	28,873
Charles River Laboratories(1)	1,062	36,140
Cheesecake Factory, Inc. (The)(1)	534	17,900
Chemed Corp.	36	2,260
Chemical Financial Corp.	534	11,978
Chevron Corp.	4,697	514,697
Children’s Place Retail Stores, Inc. (The)(1)	61	3,099
Chipotle Mexican Grill, Inc.(1)	313	91,499
CIRCOR International, Inc.	48	1,478
Cirrus Logic, Inc.(1)	932	34,270
CIT Group, Inc.(1)	495	18,077
Citigroup, Inc.	3,478	94,358
City Holding Co.	521	17,219
City National Corp.	1,034	50,956
Clean Energy Fuels Corp.(1)	1,714	24,185
Clean Harbors, Inc.(1)	806	48,795
Clorox Co. (The)	1,193	86,743
Coach, Inc.	1,321	65,165
Coca Cola Bottling Co. Consolidated	398	26,734
Coca-Cola Co. (The)(1)	5,398	436,158
Cogent Communications Group, Inc.(1)	1,139	21,037
Cognizant Technology Solutions Corp., Class A(1)	2,290	130,003
Columbia Banking System, Inc.	563	10,162
Comerica, Inc.	2,539	76,703

Security	Shares	Value
Comfort Systems USA, Inc.	269	$2,634
Commerce Bancshares, Inc.	135	5,316
Commercial Metals Co.	134	1,727
comScore, Inc.(1)	719	11,073
Concho Resources, Inc.(1)	45	3,836
ConocoPhillips	4,487	244,272
Consolidated Edison, Inc.	3,256	210,012
Consolidated-Tomoka Land Co.	113	3,180
Cooper Industries PLC, Class A	1,919	137,938
Copa Holdings SA, Class A	659	51,092
Corporate Executive Board Co. (The)	80	3,690
Costar Group, Inc.(1)	320	26,410
Costco Wholesale Corp.	3,923	377,314
Covanta Holding Corp.	3,410	58,584
Credit Acceptance Corp.(1)	192	18,405
Cree, Inc.(1)	606	14,514
Cullen/Frost Bankers, Inc.	777	42,976
Cummins, Inc.	780	74,802
CVR Energy, Inc.(1)(3)	122	0
CVS Caremark Corp.	3,645	164,936
Danaher Corp.	1,617	85,394
Darden Restaurants, Inc.	1,383	70,782
Delta Air Lines, Inc.(1)	2,450	23,642
Deluxe Corp.	758	21,467
Dexcom, Inc.(1)	3,460	38,095
Dime Community Bancshares, Inc.	239	3,466
Discovery Communications, Inc., Class A(1)	1,976	100,045
Dollar Tree, Inc.(1)	318	16,008
Dominion Resources, Inc.	2,526	137,187
Donaldson Co., Inc.	148	5,051
DSW, Inc., Class A	62	3,665
Duke Energy Corp.	5,407	366,486
Dycom Industries, Inc.(1)	1,000	17,420
E.I. du Pont de Nemours & Co.	3,091	153,623
Earthlink, Inc.	3,876	26,551
eBay, Inc.(1)	2,475	109,642
Ecolab, Inc.	1,985	129,918
Edwards Lifesciences Corp.(1)	785	79,442
Eli Lilly & Co.	4,425	194,833
EMC Corp.(1)	5,696	149,292
EMCOR Group, Inc.	999	26,304
Emergent Biosolutions, Inc.(1)	156	2,279
Emerson Electric Co.	3,968	189,551
Encore Wire Corp.	63	1,726
Endurance Specialty Holdings, Ltd.	45	1,560
Ennis, Inc.	1,146	16,434
EnPro Industries, Inc.(1)	539	18,579
Ensign Group, Inc. (The)	73	2,048
Enzon Pharmaceuticals, Inc.(1)	394	2,612
Erie Indemnity Co.	207	14,757
Essa Bancorp, Inc.	7,245	76,580
Everest Re Group, Ltd.	692	70,376
Exelon Corp.	1,921	75,150
Expeditors International of Washington, Inc.	1,284	45,672
Exponent, Inc.(1)	386	19,952

Security	Shares	Value
Express Scripts Holding Co.(1)	1,186	$68,717
Exxon Mobil Corp.	7,047	612,032
EZCorp, Inc.(1)	560	12,600
FactSet Research Systems, Inc.	766	71,207
Family Dollar Stores, Inc.	1,027	67,864
Farmer Bros Co.(1)	1,466	11,435
Fastenal Co.	688	29,667
FedEx Corp.	1,944	175,543
Fidelity National Information Services, Inc.	2,258	70,992
First Cash Financial Services, Inc.(1)	448	17,965
First Citizens BancShares, Inc.	21	3,450
First Commonwealth Financial Corp.	2,296	16,095
First Financial Bankshares, Inc.	52	1,794
First Horizon National Corp.	4,074	33,529
First Midwest Bancorp, Inc.	1,278	14,441
First Niagara Financial Group, Inc.	8,625	65,377
Fluor Corp.	543	26,922
Flushing Financial Corp.	237	3,344
Foot Locker, Inc.	669	22,090
Formfactor, Inc.(1)	278	1,701
Forrester Research, Inc.	85	2,426
Franklin Financial Corp.(1)	3,276	52,875
Fred’s, Inc., Class A	136	1,931
Freeport-McMoRan Copper & Gold, Inc.	2,493	83,939
Fresh Del Monte Produce, Inc.	545	13,352
Frontier Communications Corp.	17,145	67,208
FTI Consulting, Inc.(1)	578	14,756
Gartner, Inc.(1)	906	40,217
Gaylord Entertainment Co.(1)	570	20,947
General Electric Co.	13,969	289,857
General Mills, Inc.	3,848	148,918
Genesco, Inc.(1)	287	19,005
Global Payments, Inc.	916	39,223
Global Power Equipment Group, Inc.	486	9,987
Google, Inc., Class A(1)	578	365,857
Gorman-Rupp Co. (The)	396	10,993
Granite Construction, Inc.	1,060	27,454
Greatbatch, Inc.(1)	748	17,077
Gulfmark Offshore, Inc.(1)	628	22,577
Halliburton Co.	1,149	38,066
Hancock Holding Co.	96	2,926
Harsco Corp.	72	1,530
Hawaiian Electric Industries Co.	635	18,091
Haynes International, Inc.	345	16,626
HeartWare International, Inc.(1)	378	33,752
Herbalife, Ltd.	344	18,882
Hewlett-Packard Co.	3,161	57,657
Hittite Microwave Corp.(1)	1,054	53,406
HollyFrontier Corp.	3,212	120,097
Hologic, Inc.(1)	891	16,501
Home BancShares, Inc.	131	3,950
Home Depot, Inc. (The)	3,537	184,561
Home Federal Bancorp, Inc.	165	1,637
Howard Hughes Corp. (The)(1)	581	35,807
Hubbell, Inc., Class B	819	67,387
Humana, Inc.	582	35,851
Huron Consulting Group, Inc.(1)	508	17,109

Security	Shares	Value
Hyatt Hotels Corp.(1)	535	$19,019
IAC/InterActiveCorp	1,224	64,395
IBERIABANK Corp.	578	27,068
ICF International, Inc.(1)	619	15,209
ICG Group, Inc.(1)	1,883	16,834
ICU Medical, Inc.(1)	542	28,905
IDEX Corp.	526	20,067
IHS, Inc.(1)	719	79,284
Illinois Tool Works, Inc.	3,377	183,506
Illumina, Inc.(1)	916	37,987
Imation Corp.(1)	3,533	19,679
Independent Bank Corp.	64	1,901
Insperity, Inc.	424	11,126
Integrys Energy Group, Inc.	1,243	75,251
Intel Corp.	15,806	406,214
International Business Machines Corp.	3,090	605,578
International Rectifier Corp.(1)	819	13,956
Investors Bancorp, Inc.(1)	1,430	23,266
IPC The Hospitalist Co., Inc.(1)	70	3,010
Isis Pharmaceuticals, Inc.(1)	2,198	26,640
ITC Holdings Corp.	89	6,603
J.B. Hunt Transport Services, Inc.	68	3,741
Jack Henry & Associates, Inc.	616	21,394
Jacobs Engineering Group, Inc.(1)	438	16,894
JetBlue Airways Corp.(1)	6,734	37,104
John Wiley & Sons, Inc., Class A	776	36,976
Johnson & Johnson	6,083	421,065
Jones Lang LaSalle, Inc.	750	50,017
Jos. A. Bank Clothiers, Inc.(1)	699	29,540
Kaiser Aluminum Corp.	534	29,124
Kellogg Co.	2,117	100,981
Kennametal, Inc.	372	13,727
KeyCorp	5,730	45,725
Kimberly-Clark Corp.	678	58,925
Kinder Morgan, Inc.	4,018	143,885
Kirby Corp.(1)	273	14,406
Knight Transportation, Inc.	1,032	15,821
Kohl’s Corp.	2,795	138,967
Kraft Foods, Inc., Class A	6,044	240,007
L.B. Foster Co., Class A	65	1,923
Laboratory Corp. of America Holdings(1)	1,125	94,601
Laclede Group, Inc. (The)	85	3,551
Lam Research Corp.(1)	953	32,793
Landec Corp.(1)	6,846	54,700
Landstar System, Inc.	65	3,212
Layne Christensen Co.(1)	121	2,553
Lennox International, Inc.	972	42,447
Lindsay Corp.	49	3,474
Lions Gate Entertainment Corp.(1)	6,528	87,802
Live Nation, Inc.(1)	312	2,783
LivePerson, Inc.(1)	524	9,799
Loews Corp.	2,581	102,182
LogMeIn, Inc.(1)	288	5,458
Lowe’s Companies, Inc.	4,032	102,292
LSI Corp.(1)	2,402	16,574
Luminex Corp.(1)	903	15,468
M&T Bank Corp.	1,991	170,907

Security	Shares	Value
Madison Square Garden Co. (The)(1)	1,273	$46,146
Marathon Oil Corp.	2,619	69,325
Marathon Petroleum Corp.	4,779	226,047
Marriott International, Inc., Class A	896	32,632
Marsh & McLennan Cos., Inc.	5,581	185,345
Martin Marietta Materials, Inc.	722	54,251
Marvell Technology Group, Ltd.	210	2,365
MasterCard, Inc., Class A	531	231,819
Matson, Inc.	40	982
Maxim Integrated Products, Inc.	362	9,857
MAXIMUS, Inc.	806	40,703
McCormick & Co., Inc.	1,706	103,861
McDonald’s Corp.	5,679	507,475
McGraw-Hill Cos., Inc. (The)	2,828	132,803
McKesson Corp.	1,158	105,065
MDC Holdings, Inc.	765	24,373
Medicines Co. (The)(1)	888	22,236
Men’s Wearhouse, Inc. (The)	473	12,889
Merck & Co., Inc.	8,012	353,890
Meredith Corp.	1,343	44,373
MGE Energy, Inc.	1,364	65,390
Micrel, Inc.	1,588	14,832
Microchip Technology, Inc.	2,817	94,031
Microsoft Corp.	12,615	371,764
Minerals Technologies, Inc.	466	29,796
Monsanto Co.	1,661	142,215
Morningstar, Inc.	230	13,356
MSCI, Inc., Class A(1)	554	18,365
Mueller Industries, Inc.	843	35,937
Murphy Oil Corp.	1,445	77,539
MWI Veterinary Supply, Inc.(1)	182	16,578
MYR Group, Inc.(1)	151	2,464
Nash Finch Co.	2,350	45,026
National Fuel Gas Co.	69	3,377
National Healthcare Corp.	397	17,337
National Oilwell Varco, Inc.	1,213	87,700
Nektar Therapeutics(1)	3,830	32,632
Neogen Corp.(1)	43	1,654
NetApp, Inc.(1)	977	31,919
Netflix, Inc.(1)	202	11,484
Neustar, Inc., Class A(1)	1,008	35,693
New Jersey Resources Corp.	845	38,785
New York Community Bancorp, Inc.	7,319	95,001
Newmont Mining Corp.	6,701	297,993
NextEra Energy, Inc.	2,168	153,711
Nordic American Tankers, Ltd.	221	2,586
Nordstrom, Inc.	704	38,115
Northeast Utilities	1,364	54,396
Northern Trust Corp.	2,242	101,787
Northwest Bancshares, Inc.	1,264	14,726
Northwest Natural Gas Co.	439	21,375
NPS Pharmaceuticals, Inc.(1)	322	2,483
Nucor Corp.	2,676	104,899
Nutraceutical International Corp.(1)	2,013	30,014
NVR, Inc.(1)	64	49,535
O’Reilly Automotive, Inc.(1)	1,077	92,342

Security	Shares	Value
Occidental Petroleum Corp.	1,056	$91,904
OGE Energy Corp.	1,366	72,548
Omnicare, Inc.	523	16,427
Omnicell, Inc.(1)	750	9,788
Omnicom Group, Inc.	1,471	73,815
Oneok, Inc.	2,995	133,307
OpenTable, Inc.(1)	392	14,253
Optimer Pharmaceuticals, Inc.(1)	224	3,060
Oracle Corp.	5,099	153,990
OraSure Technologies, Inc.(1)	2,027	21,506
Oritani Financial Corp.	251	3,537
PacWest Bancorp	170	3,895
Panera Bread Co., Class A(1)	557	87,722
Papa John’s International, Inc.(1)	88	4,489
Park National Corp.	28	1,897
Parker Hannifin Corp.	637	51,164
PartnerRe, Ltd.	1,012	73,309
Paychex, Inc.	1,915	62,601
Penn National Gaming, Inc.(1)	436	16,969
PennyMac Mortgage Investment Trust	1,550	32,658
Pentair, Inc.	1,007	44,137
People’s United Financial, Inc.	8,460	96,952
PepsiCo, Inc.	6,221	452,453
Perrigo Co.	595	67,842
Pfizer, Inc.	12,152	292,134
PG&E Corp.	1,670	77,087
Philip Morris International, Inc.	6,124	559,979
Phillips 66	1,807	67,943
Piedmont Natural Gas Co., Inc.	1,147	36,452
Pinnacle Financial Partners, Inc.(1)	706	13,802
Platinum Underwriters Holdings, Ltd.	525	19,960
PNC Financial Services Group, Inc.	1,865	110,221
PNM Resources, Inc.	251	5,221
Portland General Electric Co.	180	4,901
Power Integrations, Inc.	543	19,135
PPG Industries, Inc.	786	86,036
Praxair, Inc.	2,089	216,755
priceline.com, Inc.(1)	417	275,946
Pricesmart, Inc.	293	21,102
Procter & Gamble Co.	6,358	410,345
Provident Financial Services, Inc.	968	14,743
Quad Graphics, Inc.	1,995	30,703
Quanex Building Products Corp.	1,483	25,063
Quanta Services, Inc.(1)	1,816	41,750
Rackspace Hosting, Inc.(1)	363	15,928
Ralph Lauren Corp.	500	72,170
RealNetworks, Inc.	1,944	15,085
Red Robin Gourmet Burgers, Inc.(1)	583	17,403
Regal-Beloit Corp.	330	21,242
Regeneron Pharmaceuticals, Inc.(1)	232	31,239
Reliance Steel & Aluminum Co.	411	21,158
RenaissanceRe Holdings, Ltd.	605	44,764
Renasant Corp.	115	2,036
Republic Airways Holdings, Inc.(1)	14,406	65,547
Republic Services, Inc.	4,420	127,871
Retail Opportunity Investments Corp.	2,403	29,293

Security	Shares	Value
Reynolds American, Inc.	3,858	$178,510
Rockville Financial, Inc.	1,512	17,615
Rockwell Automation, Inc.	283	19,063
Rosetta Stone, Inc.(1)	2,332	30,386
Ross Stores, Inc.	632	41,990
Royal Gold, Inc.	1,114	84,308
RR Donnelley & Sons Co.	3,058	37,063
RTI International Metals, Inc.(1)	124	2,784
S&T Bancorp, Inc.	987	16,285
Salix Pharmaceuticals, Ltd.(1)	49	2,196
Sandy Spring Bancorp, Inc.	98	1,745
SBA Communications Corp., Class A(1)	993	58,647
SCBT Financial Corp.	56	2,074
Schlumberger, Ltd.	2,830	201,666
Scholastic Corp.	469	14,131
Seattle Genetics, Inc.(1)	1,072	28,044
SemGroup Corp.(1)	520	17,529
Sempra Energy	2,702	190,248
Semtech Corp.(1)	1,185	28,310
Sequenom, Inc.(1)	4,068	11,431
Shaw Group, Inc. (The)(1)	71	2,765
Shenandoah Telecommunications Co.	2,669	42,037
Sherwin-Williams Co. (The)	1,273	171,028
Sigma-Aldrich Corp.	459	31,763
Signature Bank(1)	710	45,795
Silicon Laboratories, Inc.(1)	602	22,244
Simmons First National Corp., Class A	64	1,494
Skyworks Solutions, Inc.(1)	862	24,938
South Jersey Industries, Inc.	365	19,294
Southern Co. (The)	6,042	290,922
Southwest Airlines Co.	7,314	67,216
Southwest Gas Corp.	640	28,582
Spectra Energy Corp.	11,717	359,595
Stage Stores, Inc.	106	2,008
Standard Microsystems Corp.(1)	617	22,773
Standex International Corp.	316	13,518
Stanley Black & Decker, Inc.	626	41,873
Starbucks Corp.	3,210	145,349
Stericycle, Inc.(1)	1,143	106,128
Sunoco, Inc.	2,099	101,151
Supertex, Inc.(1)	1,451	24,652
SVB Financial Group(1)	62	3,584
Sysco Corp.	3,381	99,368
Target Corp.	2,875	174,369
Techne Corp.	354	24,454
Teekay Corp.	1,030	31,652
Tejon Ranch Co.(1)	64	1,663
Telephone & Data Systems, Inc.	1,123	27,210
Teradata Corp.(1)	1,269	85,810
Terreno Realty Corp.	3,998	59,610
Territorial Bancorp, Inc.	3,542	83,237
Tesoro Corp.(1)	2,403	66,443
Tetra Tech, Inc.(1)	1,285	33,037
Texas Capital Bancshares, Inc.(1)	504	21,717
Texas Industries, Inc.	575	24,018
Texas Instruments, Inc.	7,641	208,141
Texas Roadhouse, Inc.	1,171	20,270

Security	Shares	Value
TFS Financial Corp.(1)	2,168	$20,401
Thomson Reuters Corp.	4,401	124,592
Time Warner, Inc.	4,463	174,593
Titanium Metals Corp.	1,643	19,157
TJX Companies, Inc. (The)	5,019	222,241
Toll Brothers, Inc.(1)	2,381	69,454
Toro Co. (The)	482	18,123
Towers Watson & Co., Class A	885	51,888
Tredegar Corp.	1,164	17,239
Trex Co., Inc.(1)	90	2,293
Trustco Bank Corp.	2,143	11,808
TW Telecom, Inc.(1)	2,447	61,493
Tyco International, Ltd.	2,444	134,273
U.S. Bancorp	6,533	218,855
UGI Corp.	1,894	58,051
UIL Holdings Corp.	310	11,482
Ultra Petroleum Corp.(1)	985	23,404
Umpqua Holdings Corp.	2,564	31,999
Union Pacific Corp.	1,496	183,425
United Continental Holdings, Inc.(1)	881	16,642
United Financial Bancorp, Inc.	103	1,468
United Parcel Service, Inc., Class B	4,848	366,557
United Technologies Corp.	2,915	216,993
United Therapeutics Corp.(1)	358	19,611
UnitedHealth Group, Inc.	2,569	131,250
Universal Corp., VA	663	30,193
URS Corp.	1,580	55,411
US Cellular Corp.(1)	493	20,272
Valero Energy Corp.	5,720	157,300
Valmont Industries, Inc.	389	48,189
Valspar Corp.	409	20,532
Vectren Corp.	104	3,104
VeriSign, Inc.(1)	2,079	92,349
Verisk Analytics, Inc., Class A(1)	126	6,332
Verizon Communications, Inc.	12,581	567,906
Vertex Pharmaceuticals, Inc.(1)	1,343	65,149
Viacom, Inc., Class B	2,332	108,928
Viad Corp.	644	11,161
ViewPoint Financial Group	1,684	29,647
Visa, Inc., Class A	2,507	323,578
Vistaprint NV(1)	466	16,077
Vitamin Shoppe, Inc.(1)	274	15,048
VMware, Inc., Class A(1)	170	15,429
Volterra Semiconductor Corp.(1)	459	10,548
Vulcan Materials Co.	1,091	42,265
W.W. Grainger, Inc.	692	141,742
Wal-Mart Stores, Inc.	8,409	625,882
Walgreen Co.	1,930	70,175
Washington Banking Co.	141	1,971
Washington Federal, Inc.	2,109	33,596
Washington Post Co., Class B	309	104,596
Waste Connections, Inc.	1,695	52,155
Waste Management, Inc.	6,278	215,963
Watsco, Inc.	560	38,046
Watson Pharmaceuticals, Inc.(1)	1,441	112,153

Security	Shares	Value
Watts Water Technologies, Inc.	53	$1,783
Weatherford International, Ltd.(1)	909	10,953
WebMD Health Corp.(1)	1,251	18,402
Webster Financial Corp.	146	2,996
WellPoint, Inc.	1,582	84,305
Wells Fargo & Co.	9,880	334,043
Wendy’s Co. (The)	3,955	18,153
Wesbanco, Inc.	84	1,740
Westamerica Bancorporation	65	2,990
Western Alliance Bancorp(1)	1,256	11,580
Western Refining, Inc.	1,219	28,683
Western Union Co.	1,860	32,420
Westfield Financial, Inc.	234	1,746
WGL Holdings, Inc.	936	37,861
White Mountains Insurance Group, Ltd.	31	15,828
Williams Cos., Inc.	1,447	46,000
Windstream Corp.	1,997	19,890
World Fuel Services Corp.	1,435	58,103
World Wrestling Entertainment, Inc.	11,310	87,652
WPX Energy, Inc.(1)	758	12,090
Xilinx, Inc.	3,164	102,514
Yahoo! Inc.(1)	3,584	56,771
Yum! Brands, Inc.	4,583	297,162
Zions Bancorporation	2,563	46,647

		$40,405,203

Total Common Stocks (identified cost $113,658,814)		$115,762,698

Equity-Linked Securities(6) — 1.3%

Security	Maturity Date	Shares	Value
India(7) — 1.2%
ABB Ltd.	11/2/16	1,900	$27,192
Adani Enterprises Ltd.	11/2/16	2,400	7,807
Adani Ports and Special Economic Zone	11/2/16	6,100	13,211
Adani Power Ltd.	11/2/16	11,200	8,800
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	21,528
Asian Paints Ltd.	8/17/16	400	26,060
Axis Bank Ltd.	10/8/14	2,700	50,436
Bajaj Auto Ltd.	7/29/16	700	20,090
Bank of Baroda	9/29/14	4,600	54,004
Bharat Forge Ltd.	11/2/16	700	3,779
Bharat Heavy Electricals Ltd.	9/29/14	8,300	32,038
Bharti Airtel Ltd.	9/29/14	25,300	135,861
Cairn India Ltd.	9/29/14	9,200	54,924
Cipla Ltd.	9/29/14	3,000	18,180
Coal India Ltd.	11/2/16	6,600	42,645
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	26,936
Divi’s Laboratories Ltd.	11/2/16	300	5,916
DLF Ltd.	11/2/16	9,400	35,333
Essar Oil Ltd.	11/2/16	28,700	28,692
Exide Industries Ltd.	11/2/16	1,600	3,693
Federal Bank Ltd.	7/29/16	5,000	37,050
GAIL India Ltd.	4/6/16	9,600	61,080
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	18,969

Security	Maturity Date	Shares	Value
Glenmark Pharmaceuticals Ltd.	11/2/16	4,500	$31,071
Grasim Industries Ltd.	9/29/14	300	15,402
Gujarat State Petronet Ltd.	11/2/16	2,000	2,539
Hero Motocorp Ltd.	10/8/14	700	25,102
Hindalco Industries Ltd.	6/30/16	11,200	24,080
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	29,520
Hindustan Unilever Ltd.	10/1/14	10,600	88,616
Hindustan Zinc Ltd.	10/13/14	11,300	24,069
IDBI Bank Ltd.	11/2/16	16,800	26,583
Idea Cellular Ltd.	11/2/16	11,500	16,532
IFCI Ltd.	10/13/14	46,500	29,295
Indiabulls Financial Services Ltd.	11/2/16	9,200	37,601
Indian Oil Corp., Ltd.	4/26/16	10,700	51,681
IndusInd Bank Ltd.	12/15/14	7,300	43,654
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	53,984
ITC Ltd.	9/29/14	14,400	66,528
Jaiprakash Associates Ltd.	10/13/14	13,200	17,292
Jindal Saw Ltd.	10/4/16	14,700	31,458
Jindal Steel and Power Ltd. JSPL	9/29/14	3,800	27,094
Kotak Mahindra Bank Ltd.	10/13/14	4,600	44,068
Larsen & Toubro Ltd.	11/4/14	2,200	53,900
Lupin Ltd.	11/2/16	2,000	21,609
Mahindra & Mahindra Ltd.	10/15/14	2,400	30,096
Maruti Suzuki India Ltd.	9/29/14	800	16,240
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	18,737
Nestle India, Ltd.	9/8/15	200	16,022
NMDC Ltd.	11/2/16	8,400	28,289
NTPC Ltd.	4/26/16	21,000	59,010
Oil and Natural Gas Corp., Ltd.	4/26/16	18,500	94,720
Oil India Ltd.	11/2/16	3,250	29,003
Power Finance Co.	7/27/15	7,000	21,700
Power Grid Corp. of India Ltd.	11/16/15	20,900	44,517
Ranbaxy Laboratories Ltd.	11/2/16	2,000	17,891
Reliance Communications Ltd.	4/26/16	10,200	10,200
Reliance Infrastructure Ltd.	4/26/16	1,800	15,930
Reliance Power Ltd.	11/2/16	9,700	15,915
Shriram Transport Finance Co.	9/24/14	4,800	49,632
Siemens Ltd.	11/2/16	1,200	14,701
Sun Pharmaceutical Industries Ltd.	4/26/16	6,100	71,309
Tata Chemicals Ltd.	6/30/16	5,500	30,085
Tata Consultancy Services Ltd.	10/13/14	5,200	115,700
Tata Power Co., Ltd.	4/26/16	25,400	44,704
Tata Steel Ltd.	10/13/14	2,500	18,525
Torrent Power Ltd.	11/2/16	800	2,289
Union Bank of India Ltd.	7/29/16	7,800	23,400
United Breweries Ltd.	11/2/16	2,200	22,030
Wipro Ltd.	10/13/14	5,700	34,656
Yes Bank Ltd.	11/2/16	5,900	38,743

			$2,379,946

Kuwait(8) — 0.1%
Al Safwa Group Holding Co. KSC	11/15/13	160,000	$8,960
Boubyan Petrochemicals Co.	10/4/13	5,000	9,810
Commercial Bank of Kuwait SAK	2/25/14	5,000	13,525
Gulf Bank	10/4/13	5,000	7,025
Gulf Cable and Electrical Industries Co.	11/4/13	2,500	9,580

Security	Maturity Date	Shares	Value
Kuwait Finance House KSC	1/14/14	5,000	$12,285
Kuwait Foods Co. (Americana)	11/15/13	2,500	19,447
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	7,280
Mobile Telecommunications Co.	9/20/13	5,000	12,110
National Bank of Kuwait SAK	10/15/13	10,000	38,698
National Mobile Telecommunications Co. KSC	1/7/14	2,500	10,873

			$149,593

Total Equity-Linked Securities (identified cost $2,772,080)			$2,529,539

Rights(1) — 0.0%(2)

Security		Shares	Value
PDG Realty SA Empreendimentos e Participacoes, Exp. 8/15/12		9,887	$193

Total Rights (identified cost $0)			$193

Short-Term Investments — 35.2%

U.S. Treasury Obligations — 10.5%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/13(9)		$20,000	$19,986,280

Total U.S. Treasury Obligations (identified cost $19,983,640)			$19,986,280

Other — 24.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)		$47,249	$47,249,311

Total Other (identified cost $47,249,311)			$47,249,311

Total Short-Term Investments (identified cost $67,232,951)			$67,235,591

Total Investments — 97.0% (identified cost $183,663,845)			$185,528,021

Other Assets, Less Liabilities — 3.0%			$5,781,392

Net Assets — 100.0%			$191,309,413

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $2,529,539 or 1.3% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $22,809.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	61.5%	$117,623,909
Euro	7.8%	14,845,012
British Pound Sterling	2.9%	5,561,860
Japanese Yen	2.7%	5,159,155
Hong Kong Dollar	2.6%	5,009,048
Swiss Franc	1.4%	2,728,628
Australian Dollar	1.4%	2,716,208
South African Rand	1.3%	2,533,137
South Korean Won	1.3%	2,509,530
New Taiwan Dollar	1.2%	2,343,180
Singapore Dollar	1.1%	2,080,142
Swedish Krona	1.1%	2,048,048
Other currency, less than 1% each	10.7%	20,370,164

Total Investments	97.0%	$185,528,021

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.5%	$21,935,274
Industrials	7.0	13,311,842
Consumer Staples	6.8	12,978,936
Consumer Discretionary	6.2	11,950,732
Information Technology	6.1	11,616,949
Materials	5.4	10,305,871
Energy	5.3	10,190,398
Health Care	5.1	9,834,439
Telecommunication Services	4.6	8,891,637
Utilities	3.8	7,276,352
Short-Term Investments	35.2	67,235,591

Total Investments	97.0%	$185,528,021

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $8,860,778 or 4.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/24/12	Australian Dollar 3,236,896	United States Dollar 3,363,459	State Street Bank and Trust Co.	$31,327
8/24/12	British Pound Sterling 2,140,990	United States Dollar 3,364,245	State Street Bank and Trust Co.	(7,536)
8/24/12	Canadian Dollar 3,391,985	United States Dollar 3,362,496	State Street Bank and Trust Co.	18,253
8/24/12	Euro 2,742,070	United States Dollar 3,361,778	State Street Bank and Trust Co.	12,887
8/24/12	Israeli Shekel 13,494,556	United States Dollar 3,360,424	State Street Bank and Trust Co.	23,437
8/24/12	Japanese Yen 264,309,668	United States Dollar 3,363,031	State Street Bank and Trust Co.	20,874
8/24/12	New Zealand Dollar 4,197,218	United States Dollar 3,363,609	State Street Bank and Trust Co.	30,579
8/24/12	Norwegian Krone 20,438,697	United States Dollar 3,361,821	State Street Bank and Trust Co.	26,334
8/24/12	Singapore Dollar 4,217,916	United States Dollar 3,364,508	State Street Bank and Trust Co.	24,991
8/24/12	Swedish Krona 23,338,133	United States Dollar 3,361,100	State Street Bank and Trust Co.	67,609
8/24/12	Swiss Franc 3,292,268	United States Dollar 3,361,447	State Street Bank and Trust Co.	12,375

				$261,130

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/12	227 E-mini MSCI EAFE Index	Short	$(15,485,175)	$(16,169,210)	$(684,035)
9/12	259 E-mini MSCI Emerging Markets Index	Short	(11,694,410)	(12,244,225)	(549,815)
9/12	463 E-mini S&P 500 Index	Short	(30,166,850)	(31,821,990)	(1,655,140)
9/12	436 United States Dollar Index	Long	35,983,289	36,061,560	78,271

					$(2,810,719)

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$6,487,053	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR-BBA + 0.175%	10/31/12	$0
Bank of America	1,442,103	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR- BBA + 0.20%	10/31/12	0
Bank of America	2,683,311	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR- BBA - 0.22%	10/31/12	0
Bank of America	6,421,441	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR- BBA - 0.40%	10/31/12	0
Bank of America	6,180,869	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA - 0.40%	10/31/12	0
Bank of America	5,942,700	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.08%	10/31/12	0
Bank of America	1,589,177	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.12%	10/31/12	0
Bank of America	5,862,996	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.14%	10/31/12	0
Bank of America	5,351,528	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.14%	10/31/12	0
Bank of America	2,678,597	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA + 0.18%	10/31/12	0
Merrill Lynch International	33,352,500	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	8/22/12	(3,084,595)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,231,021	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	8/22/12	$(208,749)
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/22/12	11,368
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/22/12	(5,835)
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	8/22/12	75,013
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/22/12	57,179
Merrill Lynch International	310,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/22/12	(5,030)
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	8/22/12	62,682
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	8/22/12	292,978
Merrill Lynch International	320,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	8/22/12	25,724
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/22/12	54,881
Merrill Lynch International	350,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/22/12	1,211
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/22/12	125,615
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/22/12	6,247
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	8/22/12	(35,142)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	8/22/12	(10,673)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23%	8/22/12	$46,315
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	8/22/12	2,147
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	8/22/12	403,339
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	8/22/12	30,664
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/22/12	65,103
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/22/12	4,491
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/22/12	1,598
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/22/12	2,494
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	8/22/12	42,938
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	8/22/12	12,634
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	8/22/12	39,951
Merrill Lynch International	1,098,241	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	8/22/12	311,671
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	8/22/12	56,353
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	8/22/12	34,052
Merrill Lynch International	688,390	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/22/12	(6,557)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/22/12	239

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28%	8/22/12	$35,102
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	8/22/12	(52)
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	8/22/12	222,914
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	8/22/12	29,821
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	8/22/12	110,689
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	8/22/12	15,465
Merrill Lynch International	1,376,780	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	8/22/12	249,791
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	8/22/12	34,417
Merrill Lynch International	1,376,780	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	8/22/12	30,983
Merrill Lynch International	200,000	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	8/22/12	1,113
Merrill Lynch International	2,753,560	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	8/22/12	168,506
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	8/22/12	18,441

							$(672,504)

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$2,684,129	$(3,356,633)

		$2,684,129	$(3,356,633)

Equity Price	Futures Contracts*	$—	$(2,888,990)
	Total Return Swaps	—	—

		$—	$(2,888,990)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$268,666	$(7,536)
	Futures Contracts*	78,271	—

		$346,937	$(7,536)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,663,845

Gross unrealized appreciation	$7,400,216
Gross unrealized depreciation	(5,536,040)

Net unrealized appreciation	$1,864,176

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$922,958	$24,866,200	$157	$25,789,315
Developed Europe	116,587	28,062,934	—	28,179,521
Emerging Europe	797,431	5,822,051	—	6,619,482
Latin America	8,091,227	—	—	8,091,227
Middle East/Africa	443,182	6,234,768	—	6,677,950
North America	40,405,203	—	0	40,405,203
Total Common Stocks	$50,776,588	$64,985,953 **	$157	$115,762,698
Equity-Linked Securities	$—	$2,529,539	$—	$2,529,539
Rights	193	—	—	193
Short-Term Investments—
U.S. Treasury Obligations	—	19,986,280	—	19,986,280
Other	—	47,249,311	—	47,249,311
Total Investments	$50,776,781	$134,751,083	$157	$185,528,021
Forward Foreign Currency Exchange Contracts	$—	$268,666	$—	$268,666
Futures Contracts	78,271	—	—	78,271
Swap Contracts	—	2,684,129	—	2,684,129
Total	$50,855,052	$137,703,878	$157	$188,559,087

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,536)	$—	$(7,536)
Futures Contracts	(2,888,990)	—	—	(2,888,990)
Swap Contracts	—	(3,356,633)	—	(3,356,633)
Total	$(2,888,990)	$(3,364,169)	$—	$(6,253,159)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Eaton Vance

Strategic Income Fund

July 31, 2012 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 11.3% of Boston Income Portfolio’s outstanding interests, 18.7% of Emerging Markets Local Income Portfolio’s outstanding interests, 5.7% of Floating Rate Portfolio’s outstanding interests, 21.4% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 9.4% of Global Macro Portfolio’s outstanding interests, 85.3% of Global Opportunities Portfolio’s outstanding interests, 20.9% of High Income Opportunities Portfolio’s outstanding interests, 62.9% of International Income Portfolio’s outstanding interests, 84.4% of Short Duration High Income Portfolio’s outstanding interest and 0.03% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2012 is set forth below.

Eaton Vance

Strategic Income Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 100.2%

Description		Value
Boston Income Portfolio (identified cost $503,961,071)		$532,156,196
Emerging Markets Local Income Portfolio (identified cost $133,651,464)		141,300,826
Floating Rate Portfolio (identified cost $487,967,706)		509,581,111
Global Macro Absolute Return Advantage Portfolio (identified cost $238,738,540)		237,871,934
Global Macro Portfolio (identified cost $661,006,576)		690,263,370
Global Opportunities Portfolio (identified cost $405,554,415)		432,843,206
High Income Opportunities Portfolio (identified cost $175,570,787)		191,993,224
International Income Portfolio (identified cost $162,426,559)		162,452,993
Short Duration High Income Portfolio (identified cost $43,115,564)		43,314,912
Short-Term U.S. Government Portfolio (identified cost $0)		104,264

Total Investments in Affiliated Portfolios (identified cost $2,811,992,682)		$2,941,882,036

Short-Term Investments — 0.1%
Description	Principal Amount	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	$1,684,334	$1,684,334

Total Short-Term Investments (identified cost $1,684,334)		$1,684,334

Total Investments — 100.3% (identified cost $2,813,677,016) (1)		$2,943,566,370

Other Assets, Less Liabilities — (0.3)%		$(9,654,824)

Net Assets — 100.0%		$2,933,911,546

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Cost for federal income taxes is the same.

1

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,941,882,036	$—	$—	$2,941,882,036
Short-Term Investments	—	1,684,334	—	1,684,334
Total Investments	$2,941,882,036	$1,684,334	$—	$2,943,566,370

2

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2012, the Fund owned 1.3% of Tax-Managed Growth Portfolio’s outstanding interests, 11.7% of Tax-Managed Value Portfolio’s outstanding interests, 55.3% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.1% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 25.1% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 49.3% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $99,056,300)	$111,528,982	29.1%

Tax-Managed Value Portfolio (identified cost, $86,478,871)	104,979,960	27.4

Tax-Managed International Equity Portfolio (identified cost, $55,802,807)	55,683,190	14.6

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,212,292)	40,800,128	10.7

Tax-Managed Small-Cap Portfolio (identified cost, $35,903,631)	37,197,937	9.7

Tax-Managed Small-Cap Value Portfolio (identified cost, $25,518,219)	33,779,771	8.8

Total Investments in Affiliated Portfolios (identified cost, $336,972,120)	$383,969,968	100.3%

Other Assets, Less Liabilities	$(1,011,623)	(0.3)%

Net Assets	$382,958,345	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1— quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 76.3%

Security	Shares	Value
Aerospace & Defense — 1.4%
United Technologies Corp.	175,000	$13,027,000

		$13,027,000

Beverages — 1.6%
Anheuser-Busch InBev NV	200,000	$15,824,601

		$15,824,601

Building Products — 0.6%
Compagnie de Saint-Gobain	200,000	$6,022,613

		$6,022,613

Chemicals — 2.9%
Air Products and Chemicals, Inc.	143,000	$11,501,490
BASF SE	45,952	3,354,703
Linde AG	45,000	6,692,865
LyondellBasell Industries NV, Class A	150,000	6,679,500

		$28,228,558

Commercial Banks — 6.7%
Australia and New Zealand Banking Group, Ltd.	220,000	$5,409,645
PNC Financial Services Group, Inc.	265,000	15,661,500
Svenska Handelsbanken AB	166,667	5,779,035
Swedbank AB, Class A	225,305	3,916,042
U.S. Bancorp	588,421	19,712,103
Wells Fargo & Co.	420,000	14,200,200

		$64,678,525

Communications Equipment — 0.9%
QUALCOMM, Inc.	145,000	$8,653,600

		$8,653,600

Computers & Peripherals — 1.8%
Apple, Inc.(1)	28,500	$17,406,660

		$17,406,660

Construction & Engineering — 0.7%
Vinci SA	155,000	$6,563,796

		$6,563,796

Diversified Financial Services — 0.8%
JPMorgan Chase & Co.	205,000	$7,380,000

		$7,380,000

Diversified Telecommunication Services — 4.6%
CenturyLink, Inc.	125,000	$5,192,500
Deutsche Telekom AG	640,000	7,214,045
France Telecom SA	310,000	4,151,239
Koninklijke KPN NV	1,500,000	12,312,019
Telstra Corp., Ltd.	1,800,000	7,559,567
Vivendi SA	444,333	8,427,041

		$44,856,411

1

Security	Shares	Value
Electric Utilities — 0.6%
SSE PLC	300,000	$6,161,885

		$6,161,885

Energy Equipment & Services — 1.5%
Schlumberger, Ltd.	125,000	$8,907,500
Seadrill, Ltd.	150,000	5,845,724

		$14,753,224

Food & Staples Retailing — 0.3%
Casino Guichard-Perrachon SA	33,000	$2,767,462

		$2,767,462

Food Products — 2.6%
D.E Master Blenders 1753 NV(1)	580,000	$6,721,698
Hillshire Brands Co.	180,000	4,609,800
Nestle SA	230,000	14,130,326

		$25,461,824

Health Care Equipment & Supplies — 2.1%
Covidien PLC	355,000	$19,837,400

		$19,837,400

Health Care Providers & Services — 1.7%
Fresenius Medical Care AG & Co. KGaA	233,000	$16,843,065

		$16,843,065

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	240,000	$7,987,200
McDonald’s Corp.	229,000	20,463,440

		$28,450,640

Industrial Conglomerates — 0.5%
Orkla ASA	700,000	$4,996,449

		$4,996,449

Insurance — 4.0%
Aflac, Inc.	100,000	$4,378,000
AXA SA	250,000	3,037,425
MetLife, Inc.	185,000	5,692,450
Old Mutual PLC	3,675,000	9,046,352
Prudential Financial, Inc.	200,000	9,656,000
Swiss Reinsurance Co., Ltd.(1)	50,000	3,129,928
Zurich Insurance Group AG	17,000	3,773,019

		$38,713,174

IT Services — 4.3%
Accenture PLC, Class A	300,000	$18,090,000
International Business Machines Corp.	120,000	23,517,600

		$41,607,600

Machinery — 1.6%
Deere & Co.	115,000	$8,834,300
PACCAR, Inc.	165,000	6,601,650

		$15,435,950

Metals & Mining — 1.7%
BHP Billiton PLC	200,000	$5,831,778
Freeport-McMoRan Copper & Gold, Inc.	305,000	10,269,350

		$16,101,128

2

Security	Shares	Value
Multi-Utilities — 4.1%
CMS Energy Corp.	550,000	$13,563,000
E.ON AG	340,000	7,235,867
National Grid PLC	1,000,000	10,372,799
RWE AG	171,195	6,721,127
Sempra Energy	30,000	2,112,300

		$40,005,093

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	40,000	$4,383,200
ENI SpA	280,000	5,773,669
Exxon Mobil Corp.	110,000	9,553,500
Occidental Petroleum Corp.	100,000	8,703,000
Phillips 66	240,000	9,024,000
Royal Dutch Shell PLC, Class A	487,000	16,549,697
Total SA	120,000	5,529,149

		$59,516,215

Pharmaceuticals — 5.2%
Abbott Laboratories	147,000	$9,747,570
Johnson & Johnson	250,000	17,305,000
Sanofi	182,000	14,848,922
Teva Pharmaceutical Industries, Ltd. ADR	214,000	8,750,460

		$50,651,952

Road & Rail — 2.6%
Canadian National Railway Co.	130,000	$11,450,400
Union Pacific Corp.	108,000	13,241,880

		$24,692,280

Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	250,000	$3,492,500

		$3,492,500

Software — 3.2%
Microsoft Corp.	450,000	$13,261,500
Oracle Corp.	575,000	17,365,000

		$30,626,500

Specialty Retail — 4.3%
Home Depot, Inc. (The)	183,000	$9,548,940
Industria de Diseno Textil SA	70,000	7,204,383
Kingfisher PLC	1,000,000	4,170,702
TJX Companies, Inc. (The)	470,000	20,811,600

		$41,735,625

Textiles, Apparel & Luxury Goods — 0.4%
Adidas AG	55,000	$4,125,121

		$4,125,121

Tobacco — 2.0%
British American Tobacco PLC	214,000	$11,366,506
Philip Morris International, Inc.	85,000	7,772,400

		$19,138,906

Water Utilities — 1.4%
United Utilities Group PLC	1,284,240	$13,733,791

		$13,733,791

3

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	275,000	$7,906,250

		$7,906,250

Total Common Stocks (identified cost $614,248,511)		$739,395,798

Preferred Stocks — 17.1%

Security	Shares	Value
Capital Markets — 0.1%
Charles Schwab Corp. (The), 7.00%(2)	900	$1,018,811

		$1,018,811

Commercial Banks — 8.0%
Bank of America Corp., 8.125%(2)	5,158	$5,661,126
BNP Paribas, 7.195%(2)(3)	34.80	3,212,719
Countrywide Capital V, 7.00%	58,000	1,444,200
Farm Credit Bank of Texas, Series 1, 10.00%	5,123	5,953,887
First Niagara Financial Group, Inc., Series B, 8.625%(2)	131,790	3,900,984
First Republic Bank, Series A, 6.70%	67,000	1,778,180
First Republic Bank, Series B, 6.20%	87,000	2,277,877
HSBC Capital Funding LP, 10.176%(2)(3)	3,250	4,317,560
JPMorgan Chase & Co., Series 1, 7.90%(2)	9,177	10,346,025
KeyCorp, Series A, 7.75%	46,488	5,385,635
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)(5)	14,750	0
Lloyds Banking Group PLC, 6.267%(2)(3)	4,195	2,636,156
Lloyds Banking Group PLC, 6.657%(2)(3)	6,276	4,599,958
PNC Financial Services Group, Inc., Series P, 6.125%(2)	216,000	5,898,960
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,591,734
Royal Bank of Scotland Group PLC, Series Q, 6.75%	14,575	289,459
Royal Bank of Scotland Group PLC, Series S, 6.60%	89,490	1,764,743
Royal Bank of Scotland Group PLC, Series T, 7.25%	50,150	1,100,291
Standard Chartered PLC, 6.409%(2)(3)	24.56	2,373,287
Standard Chartered PLC, 7.014%(2)(3)	42.03	4,224,556
U.S. Bancorp, Series F, 6.50%(2)	69,372	2,016,124
Wells Fargo & Co., Series L, 7.50%	4,500	5,206,500

		$77,979,961

Consumer Finance — 0.5%
Ally Financial, Inc., Series A, 8.50%(2)	216,675	$5,051,236

		$5,051,236

Diversified Financial Services — 1.6%
Citigroup Capital XI, 6.00%	67,180	$1,678,828
PPTT, 2006-A GS, Class A, 5.925%(2)(3)	70	14,182,577

		$15,861,405

Electric Utilities — 2.0%
Entergy Louisiana, LLC, 6.95%	53,425	$5,410,953
Southern California Edison Co., Series C, 6.00%	7,757	780,791
Southern California Edison Co., Series D, 6.50%	52,870	5,632,310
Southern California Edison Co., Series E, 6.25%(2)	2,016	2,232,979
Virginia Electric and Power Co., 6.12%	48	5,069,754

		$19,126,787

4

Security	Shares	Value
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$1,230,180

		$1,230,180

Insurance — 2.1%
American Overseas Group, Ltd., Series A, 7.50%(2)	5,000	$1,900,313
Aspen Insurance Holdings, Ltd., 7.25%	72,965	1,920,439
Aspen Insurance Holdings, Ltd., 7.401%(2)	48,300	1,264,011
AXA SA, 6.379%(2)(3)	2,042	1,696,551
Endurance Specialty Holdings, Ltd., Series B, 7.50%	167,475	4,406,267
Montpelier Re Holdings, Ltd., 8.875%	257,184	6,897,675
PartnerRe, Ltd., Series E, 7.25%	68,846	1,904,280

		$19,989,536

Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%(1)	208,210	$5,374,421

		$5,374,421

Real Estate Investment Trusts (REITs) — 1.7%
CapLease, Inc., Series A, 8.125%	225,000	$5,665,500
Cedar Shopping Centers, Inc., Series A, 8.875%	117,471	3,022,529
DDR Corp., Series H, 7.375%	68,500	1,732,365
DDR Corp., Series I, 7.50%	107,500	2,704,700
Regency Centers Corp., Series 6, 6.625%	27,660	734,649
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,424,337

		$16,284,080

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	1,632	$1,960,440

		$1,960,440

Thrifts & Mortgage Finance — 0.2%
Elmira Savings Bank FSB (The), 8.998%(2)	1,880	$1,560,400

		$1,560,400

Total Preferred Stocks (identified cost $174,126,811)		$165,437,257

Corporate Bonds & Notes — 5.9%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.3%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(3)(6)	$2,750	$2,598,750
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(6)	579	586,961
Citigroup Capital III, 7.625%, 12/1/36	1,935	2,121,130
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(6)	6,320	6,537,895
Mellon Capital IV, 4.00%, 6/29/49(2)	1,034	872,034

		$12,716,770

Diversified Financial Services — 1.1%
General Electric Capital Corp., Series A, 7.125% to 6/15/22, 12/15/49(6)	$3,674	$3,990,317
General Electric Capital Corp., Series B, 6.25% to 12/15/22, 12/15/49(6)	4,365	4,483,291
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(6)	3,000	2,415,000

		$10,888,608

5

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.8%
Energisa SA, 9.50%, 1/29/49(3)	$2,610	$2,753,550
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(6)	5,000	5,117,570

		$7,871,120

Industrial Conglomerates — 0.3%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(6)	$2,700	$2,770,875

		$2,770,875

Insurance — 1.6%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(6)(7)	$3,865	$5,604,250
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(6)	2,290	2,016,077
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(6)	1,157	1,084,955
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(3)(6)	2,014	1,971,732
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(6)	5,678	4,954,055

		$15,631,069

Pipelines — 0.8%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(6)	$2,975	$3,094,848
Southern Union Co., 3.483%, 11/1/66(2)	5,800	4,756,000

		$7,850,848

Total Corporate Bonds & Notes (identified cost $55,165,070)		$57,729,290

Total Investments — 99.3% (identified cost $843,540,392)		$962,562,345

Other Assets, Less Liabilities — 0.7%		$7,034,987

Net Assets — 100.0%		$969,597,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $62,582,818 or 6.5% of the Fund’s net assets.

(4)	Defaulted security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

6

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.1%	$550,052,179
United Kingdom	9.5	91,885,987
France	6.0	57,885,542
Germany	5.4	52,186,793
Ireland	4.0	37,927,400
Netherlands	2.7	25,713,217
Switzerland	2.4	23,005,005
Bermuda	1.7	16,392,672
Belgium	1.6	15,824,601
Australia	1.5	14,054,167
Canada	1.2	11,450,400
Norway	1.1	10,842,173
Sweden	1.0	9,695,077
Cayman Islands	1.0	9,685,370
Israel	0.9	8,750,460
Panama	0.8	7,987,200
Spain	0.8	7,204,383
Italy	0.6	5,773,669
Taiwan	0.4	3,492,500
Brazil	0.3	2,753,550
Iceland	0.0	0

Total Investments	100.0%	$962,562,345

The Fund did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$853,257,326

Gross unrealized appreciation	$149,378,650
Gross unrealized depreciation	(40,073,631)

Net unrealized appreciation	$109,305,019

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$58,811,180	$15,500,206		$—	$74,311,386
Consumer Staples	19,103,898	44,088,895		—	63,192,793
Energy	40,571,200	33,698,240		—	74,269,440
Financials	76,680,253	34,091,446		—	110,771,699
Health Care	55,640,430	31,691,987		—	87,332,417
Industrials	53,155,230	17,582,857		—	70,738,087
Information Technology	101,786,860	—		—	101,786,860
Materials	28,450,340	15,879,346		—	44,329,686
Telecommunication Services	13,098,750	39,663,911		—	52,762,661
Utilities	15,675,300	44,225,469		—	59,900,769
Total Common Stocks	$462,973,441	$276,422,357	**	$—	$739,395,798
Preferred Stocks
Consumer Staples	$—	$1,230,180		$—	$1,230,180
Financials	62,291,930	75,453,499		0	137,745,429
Industrials	—	5,374,421		—	5,374,421
Telecommunication Services	—	1,960,440		—	1,960,440
Utilities	—	19,126,787		—	19,126,787
Total Preferred Stocks	$62,291,930	$103,145,327		$0	$165,437,257
Corporate Bonds & Notes	$—	$57,729,290		$—	$57,729,290
Total Investments	$525,265,371	$437,296,974		$0	$962,562,345

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Tax-Managed International Equity Fund

July 31, 2012 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $45,085,149 and the Fund owned 44.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.5%
BAE Systems PLC	190,429	$919,064
Elbit Systems, Ltd.	4,016	129,855
European Aeronautic Defence and Space Co. NV	14,108	506,249
Rolls-Royce Holdings PLC(1)	64,623	859,015
Singapore Technologies Engineering, Ltd.	27,000	71,445

		$2,485,628

Air Freight & Logistics — 0.2%
Deutsche Post AG	13,649	$245,044

		$245,044

Airlines — 0.9%
All Nippon Airways Co., Ltd.	49,000	$113,190
Cathay Pacific Airways, Ltd.	89,000	146,571
Deutsche Lufthansa AG	17,292	217,359
International Consolidated Airlines Group SA(1)	37,042	92,522
Singapore Airlines, Ltd.	42,000	356,561

		$926,203

Auto Components — 1.1%
Compagnie Generale des Etablissements Michelin, Class B	3,717	$252,557
Continental AG	441	39,874
NGK Spark Plug Co., Ltd.	15,000	173,648
Nokian Renkaat Oyj	7,773	309,506
Pirelli & C. SpA	30,451	307,510

		$1,083,095

Automobiles — 2.1%
Bayerische Motoren Werke AG	9,979	$742,670
Daihatsu Motor Co., Ltd.	5,000	83,559
Daimler AG	8,340	415,543
Honda Motor Co., Ltd.	17,700	562,688
Mitsubishi Motors Corp.(1)	44,000	41,952
Porsche Automobil Holding SE, PFC Shares	819	42,143
Volkswagen AG, PFC Shares	1,247	212,205

		$2,100,760

Beverages — 2.1%
Anheuser-Busch InBev NV	17,492	$1,384,020
Carlsberg A/S, Class B	712	57,550
Coca-Cola Hellenic Bottling Co. SA(1)	8,092	141,785
Heineken Holding NV	3,202	147,162
Heineken NV	7,054	382,185

		$2,112,702

Biotechnology — 0.7%
Actelion, Ltd.(1)	5,582	$254,562
CSL, Ltd.	5,507	246,278
Grifols SA(1)	8,116	252,260

		$753,100

1

Security	Shares	Value
Building Products — 0.0%(2)
Geberit AG(1)	236	$46,267

		$46,267

Chemicals — 4.2%
Air Liquide SA	8,447	$944,680
Akzo Nobel NV	10,515	567,539
Givaudan SA(1)	157	152,582
Israel Chemicals, Ltd.	38,026	450,162
Israel Corp., Ltd.	83	47,532
Kansai Paint Co., Ltd.	18,000	187,883
Koninklijke DSM NV	6,935	341,357
Linde AG	2,629	391,012
Novozymes A/S, Class B	18,404	452,451
Orica, Ltd.	15,853	412,271
Solvay SA	2,207	229,142
Yara International ASA	1,858	87,735

		$4,264,346

Commercial Banks — 10.6%
Aozora Bank, Ltd.	52,000	$119,140
Australia and New Zealand Banking Group, Ltd.	4,482	110,209
Bank Hapoalim B.M.	104,539	302,922
Bank Leumi Le-Israel B.M.	89,574	201,952
Bank of East Asia, Ltd.	62,800	218,125
Bank of Kyoto, Ltd. (The)	17,000	124,333
Bank of Yokohama, Ltd. (The)	63,000	285,330
Bankia SA(1)	232,988	228,024
BOC Hong Kong (Holdings), Ltd.	144,000	439,511
CaixaBank SA	50,803	165,953
Chiba Bank, Ltd. (The)	34,000	198,060
Chugoku Bank, Ltd. (The)	19,000	241,937
Commonwealth Bank of Australia	22,886	1,377,854
Danske Bank A/S(1)	3,080	45,658
DBS Group Holdings, Ltd.	107,300	1,265,862
Gunma Bank, Ltd. (The)	39,000	189,607
Hachijuni Bank, Ltd. (The)	30,000	159,178
Hang Seng Bank, Ltd.	58,100	805,298
Hiroshima Bank, Ltd. (The)	36,000	118,566
Israel Discount Bank, Ltd., Series A(1)	94,527	88,160
Iyo Bank, Ltd. (The)	18,000	138,638
Joyo Bank, Ltd. (The)	12,000	53,471
Mizrahi Tefahot Bank, Ltd.(1)	15,499	116,200
Mizuho Financial Group, Inc.	92,200	151,849
Nishi-Nippon City Bank, Ltd. (The)	47,000	102,740
Nordea Bank AB	74,611	694,769
Oversea-Chinese Banking Corp., Ltd.	108,000	826,014
Seven Bank, Ltd.	23,200	57,884
Shizuoka Bank, Ltd. (The)	27,000	271,728
Skandinaviska Enskilda Banken AB, Class A	37,554	275,279
Suruga Bank, Ltd.	14,000	147,807
Swedbank AB, Class A	11,599	201,603
United Overseas Bank, Ltd.	36,000	576,700
Westpac Banking Corp.	15,292	370,909
Wing Hang Bank, Ltd.	5,500	50,157

		$10,721,427

2

Security	Shares	Value
Commercial Services & Supplies — 0.5%
Serco Group PLC	28,822	$259,752
Societe BIC SA	2,060	208,816

		$468,568

Communications Equipment — 0.7%
Alcatel-Lucent(1)	172,853	$190,769
Nokia Oyj	93,066	223,388
Telefonaktiebolaget LM Ericsson, Class B	29,956	278,166

		$692,323

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	10,164	$160,238
Ferrovial SA	9,336	101,413
Fomento de Construcciones y Contratas SA	12,749	129,572
Skanska AB	17,255	260,117

		$651,340

Construction Materials — 0.6%
CRH PLC	17,461	$319,689
Fletcher Building, Ltd.	40,286	198,607
Imerys SA	879	44,246

		$562,542

Containers & Packaging — 0.7%
Amcor, Ltd.	86,114	$679,848
Rexam PLC	9,188	62,448

		$742,296

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc.	1,100	$51,920

		$51,920

Diversified Financial Services — 0.8%
Groupe Bruxelles Lambert SA	7,642	$499,160
Investor AB, Class B	10,797	224,756
Pohjola Bank PLC, Class A	8,056	93,389

		$817,305

Diversified Telecommunication Services — 5.7%
Belgacom SA	8,871	$255,236
Bezeq Israeli Telecommunication Corp., Ltd.	40,693	40,939
Chorus, Ltd.(1)	19,838	49,823
Deutsche Telekom AG	13,301	149,928
Elisa Oyj	8,198	170,270
France Telecom SA	3,863	51,730
Koninklijke KPN NV	77,840	638,912
Portugal Telecom, SGPS, SA	20,164	85,528
Singapore Telecommunications, Ltd.	244,000	700,178
Swisscom AG	1,156	462,457
Tele2 AB, Class B	17,620	291,215
Telecom Corporation of New Zealand, Ltd.	83,532	179,121
Telecom Italia SpA	46,235	37,636
Telecom Italia SpA, PFC Shares	124,288	86,528
Telefonica SA	64,468	731,275
Telekom Austria AG	25,965	236,120
Telenor ASA	44,983	760,635
TeliaSonera AB	89,068	588,657
Telstra Corp., Ltd.	56,147	235,804

		$5,751,992

3

Security	Shares	Value
Electric Utilities — 2.8%
Cheung Kong Infrastructure Holdings, Ltd.	36,000	$216,950
CLP Holdings, Ltd.	47,000	406,147
Contact Energy, Ltd.(1)	23,324	94,371
EDF SA	2,363	48,952
EDP-Energias de Portugal SA	87,007	198,337
Enel SpA	33,088	94,491
Fortum Oyj	9,512	159,102
Iberdrola SA	26,296	95,245
Power Assets Holdings, Ltd.	75,000	588,087
Red Electrica Corp. SA	5,529	218,924
Shikoku Electric Power Co., Inc.	9,600	147,973
SSE PLC	2,331	47,878
Terna Rete Elettrica Nazionale SpA	113,704	379,460
Verbund AG	5,638	107,835

		$2,803,752

Electrical Equipment — 0.0%(2)
Nidec Corp.	500	$39,368

		$39,368

Electronic Equipment, Instruments & Components — 0.9%
Hamamatsu Photonics K.K.	7,700	$269,042
Keyence Corp.	2,100	523,027
OMRON Corp.	2,300	45,798
Yokogawa Electric Corp.	5,100	52,251

		$890,118

Energy Equipment & Services — 1.2%
Aker Solutions ASA	14,269	$209,061
Saipem SpA	9,806	450,669
Seadrill, Ltd.	6,730	262,278
Subsea 7 SA	10,099	211,078
Tenaris SA	3,381	65,565

		$1,198,651

Food & Staples Retailing — 3.7%
Carrefour SA	14,886	$266,366
Colruyt SA	7,459	338,268
Delhaize Group SA	7,458	266,671
Distribuidora Internacional de Alimentacion SA	10,918	53,915
FamilyMart Co., Ltd.	1,200	56,787
Jeronimo Martins, SGPS, SA	15,466	242,417
Kesko Oyj, Class B	3,878	100,141
Koninklijke Ahold NV	53,219	647,795
Lawson, Inc.	1,700	122,105
Tesco PLC	91,836	457,251
Wesfarmers, Ltd.	4,485	153,069
Wesfarmers, Ltd., PPS	2,530	89,957
WM Morrison Supermarkets PLC	137,276	596,015
Woolworths, Ltd.	11,077	331,895

		$3,722,652

Food Products — 4.0%
ARYZTA AG(1)	994	$49,340
Associated British Foods PLC	5,547	108,943
Kerry Group PLC, Class A	15,551	707,588
Lindt & Spruengli AG PC(1)	18	55,700
Nestle SA	33,011	2,028,070
Parmalat SpA	74,994	141,406

4

Security	Shares	Value
Unilever PLC	24,525	$879,379
Yakult Honsha Co., Ltd.	2,700	104,387

		$4,074,813

Gas Utilities — 1.7%
Enagas	17,193	$297,771
Hong Kong & China Gas Co., Ltd.	246,400	568,786
Snam Rete Gas SpA	130,310	523,824
Toho Gas Co., Ltd.	33,000	198,420
Tokyo Gas Co., Ltd.	30,000	154,634

		$1,743,435

Health Care Equipment & Supplies — 1.4%
Coloplast A/S	3,072	$581,678
Essilor International SA	4,502	391,867
Sonova Holding AG(1)	2,191	206,832
Sysmex Corp.	1,700	74,047
William Demant Holding A/S(1)	1,810	170,756

		$1,425,180

Health Care Providers & Services — 0.3%
Fresenius Medical Care AG & Co. KGaA	705	$50,963
Miraca Holdings, Inc.	1,300	55,243
Suzuken Co., Ltd.	5,000	179,210

		$285,416

Hotels, Restaurants & Leisure — 1.5%
Autogrill SpA	7,979	$64,405
Compass Group PLC	23,593	253,077
McDonald’s Holdings Co. (Japan), Ltd.	7,500	216,788
OPAP SA	23,076	138,663
Oriental Land Co., Ltd.	3,400	422,982
Sky City Entertainment Group, Ltd.	1,517	4,363
Sodexo	647	48,809
Tabcorp Holdings, Ltd.	17,246	58,697
Tatts Group, Ltd.	20,688	62,954
Whitbread PLC	5,656	188,952

		$1,459,690

Household Durables — 0.1%
Rinnai Corp.	2,300	$148,072

		$148,072

Household Products — 1.2%
Henkel AG & Co. KGaA	13,432	$793,480
Unicharm Corp.	8,200	451,762

		$1,245,242

Independent Power Producers & Energy Traders — 0.1%
Electric Power Development Co., Ltd.	1,800	$42,340
Enel Green Power SpA	30,966	44,278

		$86,618

Industrial Conglomerates — 1.1%
Delek Group, Ltd.	607	$80,547
Fraser and Neave, Ltd.	8,000	52,499
Hopewell Holdings, Ltd.	51,500	149,014
Orkla ASA	59,630	425,626
Siemens AG	5,077	430,220

		$1,137,906

5

Security	Shares	Value
Insurance — 1.3%
Baloise Holding AG	1,801	$118,838
Gjensidige Forsikring ASA	10,535	128,918
Hannover Rueckversicherung AG	4,221	252,222
Resolution, Ltd.	13,759	44,303
Sampo Oyj	12,347	326,997
Tryg A/S	2,912	165,085
Vienna Insurance Group	1,893	73,635
Zurich Insurance Group AG(1)	830	184,212

		$1,294,210

Internet & Catalog Retail — 0.4%
Rakuten, Inc.	42,600	$423,832

		$423,832

Internet Software & Services — 0.3%
United Internet AG	11,282	$199,399
Yahoo! Japan Corp.	167	60,710

		$260,109

IT Services — 0.5%
Amadeus IT Holding SA, Class A	10,684	$230,696
AtoS	667	37,457
Computershare, Ltd.	6,596	52,916
Indra Sistemas SA	7,412	65,564
ITOCHU Techno-Solutions Corp.	2,500	129,275

		$515,908

Leisure Equipment & Products — 0.1%
Sankyo Co., Ltd.	1,500	$74,349

		$74,349

Life Sciences Tools & Services — 0.2%
QIAGEN NV(1)	13,623	$242,632

		$242,632

Machinery — 1.8%
Atlas Copco AB, Class B	6,638	$132,569
Kone Oyj, Class B	11,912	737,750
Scania AB, Class B	5,767	99,149
Schindler Holding AG	2,426	284,198
Schindler Holding AG PC	414	48,340
Sulzer AG	795	102,535
Wartsila Oyj	8,800	263,501
Zardoya Otis SA	16,076	178,903

		$1,846,945

Marine — 0.5%
A.P. Moller - Maersk A/S, Class A	30	$197,243
A.P. Moller - Maersk A/S, Class B	37	256,004

		$453,247

Media — 0.9%
Eutelsat Communications SA	1,425	$43,023
M6-Metropole Television	1,634	22,644
Reed Elsevier NV	12,954	151,836
Reed Elsevier PLC	23,155	194,908
Sanoma Oyj	7,102	60,955
SES SA	2,705	65,028

6

Security	Shares	Value
Singapore Press Holdings, Ltd.	115,000	$379,233

		$917,627

Metals & Mining — 2.8%
Acerinox SA	12,749	$126,861
Anglo American PLC	2,640	78,235
BHP Billiton PLC	19,135	557,955
BHP Billiton, Ltd.	13,288	441,394
Boliden AB	35,082	531,892
Newcrest Mining, Ltd.	1,826	44,655
Norsk Hydro ASA	118,504	481,295
OZ Minerals, Ltd.	15,905	125,390
Rio Tinto, Ltd.	3,586	198,583
Umicore SA	2,518	111,414
Voestalpine AG	4,776	129,718

		$2,827,392

Multi-Utilities — 1.6%
AGL Energy, Ltd.	19,720	$324,588
Centrica PLC	149,088	740,002
E.ON AG	3,381	71,954
GDF Suez	14,024	312,947
National Grid PLC	9,583	99,402
Suez Environnement Co. SA	7,728	84,839

		$1,633,732

Multiline Retail — 1.4%
Harvey Norman Holdings, Ltd.	44,634	$93,441
Isetan Mitsukoshi Holdings, Ltd.	20,800	218,978
Marks & Spencer Group PLC	23,568	122,966
Next PLC	9,933	500,143
PPR SA	1,965	293,802
Takashimaya Co., Ltd.	21,000	153,037

		$1,382,367

Office Electronics — 0.3%
Canon, Inc.	2,000	$66,787
Neopost SA	3,786	215,562

		$282,349

Oil, Gas & Consumable Fuels — 7.1%
BG Group PLC	2,376	$46,772
BP PLC	122,552	813,737
ENI SpA	64,428	1,328,521
Galp Energia, SGPS, SA, Class B	7,743	104,732
JX Holdings, Inc.	8,800	42,300
OMV AG	15,532	487,334
Origin Energy, Ltd.	24,729	305,238
Repsol SA	16,922	269,688
Royal Dutch Shell PLC, Class A	63,592	2,161,044
Statoil ASA	31,115	739,497
TonenGeneral Sekiyu K.K.	29,000	237,303
Total SA	2,178	100,354
Tullow Oil PLC	19,185	386,152
Woodside Petroleum, Ltd.	4,035	142,305

		$7,164,977

Paper & Forest Products — 0.7%
Holmen AB, Class B	1,884	$50,492
Stora Enso Oyj	18,840	107,249

7

Security	Shares	Value
Svenska Cellulosa AB, Class B	30,685	$521,083
UPM-Kymmene Oyj	4,555	48,656

		$727,480

Personal Products — 1.4%
Beiersdorf AG	4,742	$314,044
L’Oreal SA	9,526	1,142,177

		$1,456,221

Pharmaceuticals — 8.8%
AstraZeneca PLC	22,783	$1,064,013
Chugai Pharmaceutical Co., Ltd.	13,200	253,854
Dainippon Sumitomo Pharma Co., Ltd.	12,900	142,469
Elan Corp. PLC(1)	15,731	183,470
GlaxoSmithKline PLC	7,574	174,276
Johnson & Johnson	994	68,805
Kyowa Hakko Kirin Co., Ltd.	21,000	233,576
Mitsubishi Tanabe Pharma Corp.	9,700	148,041
Novartis AG	18,505	1,086,596
Novo Nordisk A/S, Class B	8,714	1,343,591
Ono Pharmaceutical Co., Ltd.	5,300	334,559
Orion Oyj, Class B	6,315	125,915
Roche Holding AG ADR	2	89
Roche Holding AG PC	5,796	1,026,330
Sanofi	5,589	455,992
Santen Pharmaceutical Co., Ltd.	5,800	246,745
Shire PLC	15,848	457,138
Taisho Pharmaceutical Holdings Co., Ltd.	600	47,874
Takeda Pharmaceutical Co., Ltd.	1,100	50,523
Teva Pharmaceutical Industries, Ltd. ADR	24,426	998,779
Tsumura & Co.	4,700	132,192
UCB SA	5,498	275,051

		$8,849,878

Professional Services — 0.4%
Adecco SA(1)	5,678	$248,903
Experian PLC	7,587	112,501
SGS SA	31	61,928

		$423,332

Real Estate Investment Trusts (REITs) — 1.4%
Ascendas Real Estate Investment Trust	144,000	$262,099
CFS Retail Property Trust	29,991	62,245
GPT Group	32,529	117,028
Japan Prime Realty Investment Corp.	22	57,172
Japan Real Estate Investment Corp.	12	113,248
Link REIT (The)	159,500	698,781
Unibail-Rodamco SE	268	51,388

		$1,361,961

Real Estate Management & Development — 0.7%
Hang Lung Group, Ltd.	34,000	$225,807
Immofinanz AG(1)	71,369	233,353
UOL Group, Ltd.	51,000	211,661

		$670,821

8

Security	Shares	Value
Road & Rail — 1.6%
ComfortDelGro Corp., Ltd.	45,000	$60,649
DSV A/S	13,873	297,287
Keikyu Corp.	8,000	74,639
Keio Corp.	39,000	286,379
Kintetsu Corp.	24,000	95,247
MTR Corp., Ltd.	87,500	306,037
Odakyu Electric Railway Co., Ltd.	44,000	451,243

		$1,571,481

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	18,425	$1,064,174

		$1,064,174

Software — 2.6%
Dassault Systemes SA	3,888	$383,481
NICE Systems, Ltd.(1)	6,534	235,646
Oracle Corp. Japan	2,800	125,337
Sage Group PLC (The)	90,405	406,541
SAP AG	23,374	1,483,381

		$2,634,386

Specialty Retail — 2.2%
ABC-Mart, Inc.	2,400	$96,726
Hennes & Mauritz AB, Class B	15,772	582,242
Industria de Diseno Textil SA	7,533	775,294
Kingfisher PLC	122,219	509,739
Nitori Co., Ltd.	500	46,749
USS Co., Ltd.	1,940	208,776

		$2,219,526

Textiles, Apparel & Luxury Goods — 1.2%
Burberry Group PLC	5,317	$104,128
Luxottica Group SpA	7,662	262,676
LVMH Moet Hennessy Louis Vuitton SA	3,911	588,334
Swatch Group, Ltd. (The), Bearer Shares	638	252,927

		$1,208,065

Tobacco — 0.1%
Imperial Tobacco Group PLC	1,250	$48,506

		$48,506

Trading Companies & Distributors — 0.1%
Bunzl PLC	3,016	$52,553

		$52,553

Transportation Infrastructure — 1.4%
Abertis Infraestructuras SA	14,497	$178,937
Atlantia SpA	14,364	188,579
Auckland International Airport, Ltd.	100,898	203,003
Fraport AG	937	53,064
Kamigumi Co., Ltd.	19,000	152,369
Koninklijke Vopak NV	2,439	154,558
Mitsubishi Logistics Corp.	4,000	42,240
Transurban Group	71,578	459,802

		$1,432,552

Water Utilities — 0.1%
United Utilities Group PLC	4,978	$53,235

		$53,235

9

Security	Shares	Value
Wireless Telecommunication Services — 1.9%
Millicom International Cellular SA SDR	2,920	$263,970
Mobistar SA	2,346	72,331
NTT DoCoMo, Inc.	477	797,341
Vodafone Group PLC	279,960	801,227

		$1,934,869

Total Common Stocks (identified cost $101,595,662)		$99,766,487

Short-Term Investments — 0.3%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$336	$335,792

Total Short-Term Investments (identified cost $335,792)		$335,792

Total Investments — 99.3% (identified cost $101,931,454)		$100,102,279

Other Assets, Less Liabilities — 0.7%		$666,073

Net Assets — 100.0%		$100,768,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,732.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	14.3%	$14,372,328
Japan	12.3	12,423,214
Switzerland	6.6	6,670,706
Australia	6.4	6,497,330
France	6.2	6,245,820
Germany	6.1	6,104,505
Sweden	5.0	4,995,959
Netherlands	4.8	4,844,399
Hong Kong	4.8	4,819,271

10

Country	Percentage of Net Assets	Value
Singapore	4.7	$4,762,901
Spain	4.3	4,353,055
Italy	3.9	3,975,548
Denmark	3.5	3,567,303
Belgium	3.4	3,431,293
Norway	3.1	3,095,045
Finland	2.7	2,726,819
Israel	2.7	2,692,694
Austria	1.3	1,267,995
Ireland	1.2	1,210,747
New Zealand	0.7	729,288
Portugal	0.6	631,014
United States	0.4	404,597
Greece	0.3	280,448

Total Investments	99.3%	$100,102,279

The Portfolio did not have any financial instruments outstanding at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,155,053

Gross unrealized appreciation	$3,489,467
Gross unrealized depreciation	(5,542,241)

Net unrealized depreciation	$(2,052,774)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$11,069,303	$—	$11,069,303
Consumer Staples	—	12,660,136	—	12,660,136
Energy	—	8,363,628	—	8,363,628
Financials	—	14,865,724	—	14,865,724
Health Care	1,067,673	10,488,533	—	11,556,206
Industrials	—	11,780,434	—	11,780,434
Information Technology	—	6,339,367	—	6,339,367
Materials	—	9,124,056	—	9,124,056

11

Asset Description	Level 1	Level 2		Level 3	Total
Telecommunication Services	$—	$7,686,861		$—	$7,686,861
Utilities	—	6,320,772		—	6,320,772
Total Common Stocks	$1,067,673	$98,698,814	*	$—	$99,766,487
Short-Term Investments	$—	$335,792		$—	$335,792
Total Investments	$1,067,673	$99,034,606		$—	$100,102,279

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $56,186,472 and the Fund owned 57.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.5%
Precision Castparts Corp.	9,100	$1,415,596

		$1,415,596

Beverages — 2.9%
Anheuser-Busch InBev NV ADR	20,300	$1,608,166
Beam, Inc.	19,000	1,194,720

		$2,802,886

Biotechnology — 3.3%
Biogen Idec, Inc.(2)	8,300	$1,210,389
Celgene Corp.(2)	13,500	924,210
Gilead Sciences, Inc.(2)	19,600	1,064,868

		$3,199,467

Capital Markets — 0.8%
T. Rowe Price Group, Inc.	12,100	$735,075

		$735,075

Chemicals — 5.3%
Celanese Corp., Series A	24,000	$915,120
Cytec Industries, Inc.	15,900	978,804
Monsanto Co.	26,300	2,251,806
Praxair, Inc.	9,900	1,027,224

		$5,172,954

Commercial Banks — 1.9%
First Republic Bank	24,700	$803,491
Toronto-Dominion Bank (The)	12,900	1,013,682

		$1,817,173

Commercial Services & Supplies — 1.7%
United Rentals, Inc.(2)	15,100	$436,541
Waste Connections, Inc.	40,650	1,250,800

		$1,687,341

Communications Equipment — 0.8%
QUALCOMM, Inc.	13,200	$787,776

		$787,776

Computers & Peripherals — 8.4%
Apple, Inc.(2)	11,000	$6,718,360
EMC Corp.(2)	54,100	1,417,961

		$8,136,321

Consumer Finance — 1.4%
American Express Co.	24,400	$1,408,124

		$1,408,124

Distributors — 0.6%
LKQ Corp.	16,700	$590,011

		$590,011

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
InvenSense, Inc.(2)	86,500	$1,115,850

		$1,115,850

Energy Equipment & Services — 3.3%
Ensco PLC, Class A	21,100	$1,146,363
Poseidon Concepts Corp.	54,100	749,853
Rowan Cos., Inc.(2)	36,100	1,268,193

		$3,164,409

Food Products — 2.7%
Annie’s, Inc.(2)	16,367	$666,955
Hershey Co. (The)	12,800	918,272
Kraft Foods, Inc., Class A	25,400	1,008,634

		$2,593,861

Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.(2)	25,000	$849,000
Analogic Corp.	7,700	492,954
Intuitive Surgical, Inc.(2)	3,200	1,540,800

		$2,882,754

Health Care Providers & Services — 2.6%
Catamaran Corp.(2)	8,719	$736,843
Centene Corp.(2)	20,100	764,604
MEDNAX, Inc.(2)	16,200	1,071,306

		$2,572,753

Hotels, Restaurants & Leisure — 2.9%
Starbucks Corp.	14,500	$656,560
Yum! Brands, Inc.	32,700	2,120,268

		$2,776,828

Household Durables — 0.6%
Tempur-Pedic International, Inc.(2)	20,500	$584,045

		$584,045

Household Products — 2.0%
Church & Dwight Co., Inc.	15,700	$904,477
Colgate-Palmolive Co.	9,600	1,030,656

		$1,935,133

Industrial Conglomerates — 1.0%
Danaher Corp.	17,600	$929,456

		$929,456

Insurance — 0.8%
Aflac, Inc.	17,000	$744,260

		$744,260

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(2)	5,300	$1,236,490
priceline.com, Inc.(2)	2,200	1,455,828
Shutterfly, Inc.(2)	16,900	554,827

		$3,247,145

Internet Software & Services — 5.3%
Google, Inc., Class A(2)	2,200	$1,392,534
LinkedIn Corp., Class A(2)	7,100	728,815
MercadoLibre, Inc.	7,100	474,351
Rackspace Hosting, Inc.(2)	35,607	1,562,435
VeriSign, Inc.(2)	22,000	977,240

		$5,135,375

2

Security	Shares	Value
IT Services — 2.8%
Accenture PLC, Class A	16,700	$1,007,010
Visa, Inc., Class A	13,400	1,729,538

		$2,736,548

Leisure Equipment & Products — 0.8%
Polaris Industries, Inc.	9,800	$736,568

		$736,568

Life Sciences Tools & Services — 0.3%
Bruker Corp.(2)	21,100	$249,402

		$249,402

Machinery — 2.3%
Colfax Corp.(2)	20,700	$599,058
Cummins, Inc.	12,200	1,169,980
Timken Co. (The)	12,400	448,880

		$2,217,918

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	20,600	$693,602

		$693,602

Multiline Retail — 1.5%
Dollar General Corp.(2)	27,805	$1,418,333

		$1,418,333

Oil, Gas & Consumable Fuels — 3.5%
Concho Resources, Inc.(2)	12,900	$1,099,725
EOG Resources, Inc.	13,100	1,283,931
Range Resources Corp.	16,100	1,007,860

		$3,391,516

Pharmaceuticals — 3.6%
Allergan, Inc.	10,500	$861,735
Elan Corp. PLC ADR(2)	26,900	310,695
Perrigo Co.	10,000	1,140,200
Questcor Pharmaceuticals, Inc.(2)	33,100	1,220,397

		$3,533,027

Professional Services — 0.7%
Odyssey Marine Exploration, Inc.(2)	177,900	$668,904

		$668,904

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	8,900	$1,309,101

		$1,309,101

Road & Rail — 2.3%
J.B. Hunt Transport Services, Inc.	19,100	$1,050,882
Kansas City Southern	15,832	1,152,570

		$2,203,452

Semiconductors & Semiconductor Equipment — 5.6%
Cirrus Logic, Inc.(2)	70,300	$2,584,931
Cypress Semiconductor Corp.	91,000	972,790
Intel Corp.	32,400	832,680
Mellanox Technologies, Ltd.(2)	10,100	1,059,086

		$5,449,487

3

Security			Shares	Value
Software — 5.2%
Ariba, Inc.(2)			33,000	$1,466,190
Citrix Systems, Inc.(2)			9,000	654,120
Infoblox, Inc.(2)			25,543	536,658
Microsoft Corp.			44,000	1,296,680
Splunk, Inc.(2)			9,304	273,538
VMware, Inc., Class A(2)			9,100	825,916

				$5,053,102

Specialty Retail — 5.7%
Home Depot, Inc. (The)			20,600	$1,074,908
Ross Stores, Inc.			21,400	1,421,816
Tractor Supply Co.			21,800	1,980,966
Ulta Salon, Cosmetics & Fragrance, Inc.			12,000	1,018,560

				$5,496,250

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B			9,400	$877,490
Wolverine World Wide, Inc.			12,000	533,160

				$1,410,650

Tobacco — 1.0%
Philip Morris International, Inc.			10,400	$950,976

				$950,976

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.			8,700	1,782,021

				$1,782,021

Total Common Stocks (identified cost $80,055,373)				$94,735,450

Put Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	175	$52.50	8/18/12	$34,563

Total Put Options Purchased (identified cost $30,959)				$34,563

Short-Term Investments — 2.4%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)			$2,292	$2,292,425

Total Short-Term Investments (identified cost $2,292,425)				$2,292,425

Total Investments — 100.1% (identified cost $82,378,757)				$97,062,438

4

Covered Call Options Written — (0.0)%(3)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Biogen Idec, Inc.	21	$155.00	8/18/12	$(578)
Catamaran Corp.	9	100.00	8/18/12	(292)
Citrix Systems, Inc.	45	90.00	8/18/12	(337)
Dollar General Corp.	175	55.00	8/18/12	(1,313)
Ensco PLC, Class A	53	55.00	8/18/12	(6,625)
Intel Corp.	162	27.00	8/18/12	(1,053)
LinkedIn Corp., Class A	12	120.00	8/18/12	(1,590)
Monsanto Co.	66	92.50	8/18/12	(693)
Perrigo Co.	25	120.00	8/18/12	(1,875)
Visa, Inc., Class A	12	135.00	8/18/12	(696)

Total Covered Call Options Written (premiums received $46,545)				$(15,052)

Put Options Written — (0.0)%(3)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	175	$47.00	8/18/12	$(2,625)

Total Put Options Written (premiums received $4,916)				$(2,625)

Other Assets, Less Liabilities — (0.1)%				$(57,881)

Net Assets — 100.0%				$96,986,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at July 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,188.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,579,241

Gross unrealized appreciation	$16,051,475
Gross unrealized depreciation	(1,568,278)

Net unrealized appreciation	$14,483,197

5

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,640	$138,382
Options written	6,074	483,135
Options terminated in closing purchase transactions	(107)	(11,484)
Options exercised	(1,965)	(176,160)
Options expired	(4,887)	(382,412)

Outstanding, end of period	755	$51,461

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities that it holds to generate premium income and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and liability position and whose primary underlying risk exposure is equity price risk was $34,563 and $17,677, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$94,735,450 *	$—	$—	$94,735,450
Put Options Purchased	34,563 *	—	—	34,563
Short-Term Investments	—	2,292,425	—	2,292,425

Total Investments	$94,770,013	$2,292,425	$—	$97,062,438

Liability Description
Covered Call Options Written	$(15,052)	$—	$—	$(15,052)
Put Options Written	(2,625)	—	—	(2,625)

Total	$(17,677)	$—	$—	$(17,677)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using
Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $110,754,130 and the Fund owned 74.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	100,830	$2,355,389

		$2,355,389

Building Products — 2.7%
Armstrong World Industries, Inc.	52,360	$2,023,714
Trex Co., Inc.(1)	77,490	1,974,445

		$3,998,159

Capital Markets — 5.1%
HFF, Inc., Class A(1)	163,420	$2,134,265
Lazard, Ltd., Class A	102,980	2,765,013
Walter Investment Management Corp.	116,921	2,644,753

		$7,544,031

Chemicals — 3.6%
Balchem Corp.	89,110	$2,970,036
Cytec Industries, Inc.	37,940	2,335,587

		$5,305,623

Commercial Banks — 3.2%
Signature Bank(1)	36,460	$2,351,670
Texas Capital Bancshares, Inc.(1)	55,470	2,390,202

		$4,741,872

Commercial Services & Supplies — 2.3%
Team, Inc.(1)	109,364	$3,405,595

		$3,405,595

Communications Equipment — 1.7%
Acme Packet, Inc.(1)	40,640	$644,144
Sycamore Networks, Inc.(1)	134,330	1,914,203

		$2,558,347

Construction & Engineering — 1.7%
MYR Group, Inc.(1)	149,940	$2,447,021

		$2,447,021

Distributors — 2.4%
LKQ Corp.(1)	100,340	$3,545,012

		$3,545,012

Electronic Equipment, Instruments & Components — 5.4%
FEI Co.	56,100	$2,676,531
FLIR Systems, Inc.	137,190	2,805,536
National Instruments Corp.	94,935	2,453,120

		$7,935,187

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	66,260	$2,806,111

		$2,806,111

Food Products — 3.3%
Flowers Foods, Inc.	108,880	$2,326,766
Ingredion, Inc.	50,520	2,622,998

		$4,949,764

1

Security	Shares	Value
Health Care Equipment & Supplies — 3.9%
Analogic Corp.	48,810	$3,124,816
Orthofix International NV(1)	66,110	2,711,171

		$5,835,987

Health Care Providers & Services — 5.5%
Centene Corp.(1)	72,280	$2,749,531
ExamWorks Group, Inc.(1)	185,030	2,414,641
MEDNAX, Inc.(1)	43,990	2,909,059

		$8,073,231

Household Products — 3.0%
Church & Dwight Co., Inc.	77,060	$4,439,427

		$4,439,427

Insurance — 4.0%
Allied World Assurance Co. Holdings, Ltd.	43,460	$3,278,188
HCC Insurance Holdings, Inc.	86,220	2,641,781

		$5,919,969

IT Services — 3.0%
Euronet Worldwide, Inc.(1)	152,180	$2,781,850
Global Cash Access Holdings, Inc.(1)	252,730	1,632,636

		$4,414,486

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	186,460	$2,203,957

		$2,203,957

Machinery — 7.7%
Astec Industries, Inc.(1)	66,956	$1,955,115
Colfax Corp.(1)	81,700	2,364,398
RBC Bearings, Inc.(1)	72,336	3,388,218
Valmont Industries, Inc.	29,360	3,637,117

		$11,344,848

Marine — 1.8%
Kirby Corp.(1)	49,290	$2,601,033

		$2,601,033

Multiline Retail — 2.2%
Fred’s, Inc., Class A	228,220	$3,240,724

		$3,240,724

Oil, Gas & Consumable Fuels — 5.0%
Kodiak Oil & Gas Corp.(1)	301,200	$2,515,020
PDC Energy, Inc.(1)	100,690	2,638,078
Plains Exploration & Production Co.(1)	58,120	2,322,475

		$7,475,573

Pharmaceuticals — 1.6%
Questcor Pharmaceuticals, Inc.(1)	66,210	$2,441,163

		$2,441,163

Professional Services — 0.8%
FTI Consulting, Inc.(1)	44,122	$1,126,435

		$1,126,435

Real Estate Investment Trusts (REITs) — 6.6%
American Campus Communities, Inc.	59,540	$2,837,676
Mid-America Apartment Communities, Inc.	34,630	2,397,435

2

Security	Shares	Value
PS Business Parks, Inc.	42,421	$2,868,084
Sovran Self Storage, Inc.	29,890	1,706,719

		$9,809,914

Real Estate Management & Development — 1.8%
Forestar Real Estate Group, Inc.(1)	236,461	$2,690,926

		$2,690,926

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	106,160	$3,903,503
Cypress Semiconductor Corp.(1)	184,360	1,970,809

		$5,874,312

Software — 2.1%
Mentor Graphics Corp.(1)	204,050	$3,117,884

		$3,117,884

Specialty Retail — 6.1%
GNC Holdings, Inc., Class A	114,540	$4,413,226
Group 1 Automotive, Inc.	14,040	754,650
Lumber Liquidators Holdings, Inc.(1)	25,780	1,090,236
Select Comfort Corp.(1)	106,030	2,757,841

		$9,015,953

Total Common Stocks (identified cost $126,146,578)		$141,217,933

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$5,790	$5,790,055

Total Short-Term Investments (identified cost $5,790,055)		$5,790,055

Total Investments — 99.4% (identified cost $132,416,633)		$147,007,988

Other Assets, Less Liabilities — 0.6%		$944,079

Net Assets — 100.0%		$147,952,067

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

3

(1)	Non-income producing security.

(2)	Restricted security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $3,283.

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,483,937

Gross unrealized appreciation	$24,223,490
Gross unrealized depreciation	(9,699,439)

Net unrealized appreciation	$14,524,051

Restricted Securities

At July 31, 2012, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$141,217,933	*	$—	$—		$141,217,933
Special Warrants	—		—	0	*	0
Short-Term Investments	—		5,790,055	—		5,790,055
Total Investments	$141,217,933		$5,790,055	$0		$147,007,988

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

4

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Value Fund

July 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $34,738,757 and the Fund owned 50.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio

July 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Airlines — 2.7%
Spirit Airlines, Inc.(1)	87,200	$1,875,672

		$1,875,672

Auto Components — 1.0%
Dana Holding Corp.	53,354	$703,206

		$703,206

Building Products — 3.6%
A.O. Smith Corp.	49,350	$2,438,877

		$2,438,877

Capital Markets — 0.3%
Stifel Financial Corp.(1)	5,564	$167,476

		$167,476

Chemicals — 5.0%
Innophos Holdings, Inc.	31,154	$1,805,997
RPM International, Inc.	61,275	1,623,788

		$3,429,785

Commercial Banks — 12.5%
MB Financial, Inc.	76,841	$1,551,420
National Penn Bancshares, Inc.	230,500	2,037,620
Prosperity Bancshares, Inc.	38,800	1,574,116
Trustmark Corp.	62,820	1,518,987
Umpqua Holdings Corp.	153,200	1,911,936

		$8,594,079

Communications Equipment — 2.8%
NETGEAR, Inc.(1)	56,200	$1,946,206

		$1,946,206

Construction & Engineering — 2.9%
EMCOR Group, Inc.	61,847	$1,628,432
MasTec, Inc.(1)	20,800	331,968

		$1,960,400

Containers & Packaging — 2.8%
AptarGroup, Inc.	37,800	$1,890,378

		$1,890,378

Electric Utilities — 7.6%
Cleco Corp.	69,200	$3,028,192
Portland General Electric Co.	79,200	2,156,616

		$5,184,808

Energy Equipment & Services — 3.2%
Hornbeck Offshore Services, Inc.(1)	38,004	$1,609,469
Oil States International, Inc.(1)	7,698	559,645

		$2,169,114

Food Products — 4.4%
Darling International, Inc.(1)	23,646	$390,632
J & J Snack Foods Corp.	12,336	712,897
Lancaster Colony Corp.	27,900	1,933,191

		$3,036,720

Health Care Equipment & Supplies — 4.0%
Teleflex, Inc.	17,200	$1,096,328
West Pharmaceutical Services, Inc.	33,200	1,652,696

		$2,749,024

1

Security	Shares	Value
Health Care Providers & Services — 3.8%
Magellan Health Services, Inc.(1)	24,712	$1,191,118
Owens & Minor, Inc.	50,332	1,419,866

		$2,610,984

Insurance — 8.1%
Aspen Insurance Holdings, Ltd.	47,300	$1,359,402
ProAssurance Corp.	13,855	1,240,992
Protective Life Corp.	49,989	1,395,193
Tower Group, Inc.	81,721	1,523,280

		$5,518,867

IT Services — 2.9%
MAXIMUS, Inc.	39,800	$2,009,900

		$2,009,900

Machinery — 5.9%
Barnes Group, Inc.	77,400	$1,846,764
Crane Co.	32,430	1,264,770
EnPro Industries, Inc.(1)	26,291	906,251

		$4,017,785

Media — 1.5%
Madison Square Garden Co. (The)(1)	28,700	$1,040,375

		$1,040,375

Oil, Gas & Consumable Fuels — 1.5%
Stone Energy Corp.(1)	28,471	$747,648
VAALCO Energy, Inc.(1)	40,459	296,565

		$1,044,213

Professional Services — 1.5%
Towers Watson & Co., Class A	17,415	$1,021,041

		$1,021,041

Road & Rail — 4.1%
Genesee & Wyoming, Inc., Class A(1)	23,723	$1,472,249
Old Dominion Freight Line, Inc.(1)	31,264	1,325,594

		$2,797,843

Semiconductors & Semiconductor Equipment — 1.8%
Omnivision Technologies, Inc.(1)	87,662	$1,229,021

		$1,229,021

Software — 2.5%
JDA Software Group, Inc.(1)	58,900	$1,742,262

		$1,742,262

Specialty Retail — 4.9%
Aeropostale, Inc.(1)	47,900	$944,588
Children’s Place Retail Stores, Inc. (The)(1)	26,084	1,325,067
Finish Line, Inc., (The) Class A	52,200	1,089,936

		$3,359,591

Textiles, Apparel & Luxury Goods — 2.8%
Hanesbrands, Inc.(1)	45,700	$1,371,914
Iconix Brand Group, Inc.(1)	31,665	561,421

		$1,933,335

Thrifts & Mortgage Finance — 2.0%
Washington Federal, Inc.	85,826	$1,367,208

		$1,367,208

Total Common Stocks (identified cost $49,651,654)		$65,838,170

2

Short-Term Investments — 4.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	$2,759	$2,759,004

Total Short-Term Investments (identified cost $2,759,004)		$2,759,004

Total Investments — 100.1% (identified cost $52,410,658)		$68,597,174

Other Assets, Less Liabilities — (0.1)%		$(78,492)

Net Assets — 100.0%		$68,518,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,478,568

Gross unrealized appreciation	$16,672,158
Gross unrealized depreciation	(553,552)

Net unrealized appreciation	$16,118,606

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$65,838,170	$—	$—	$65,838,170
Short-Term Investments	—	2,759,004	—	2,759,004
Total Investments	$65,838,170	$2,759,004	$—	$68,597,174

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Tax-Managed Value Fund

July 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2012, the value of the Fund’s investment in the Portfolio was $795,004,721 and the Fund owned 88.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	120,000	$8,869,200
General Dynamics Corp.	73,500	4,662,840
Honeywell International, Inc.	150,000	8,707,500
United Technologies Corp.	123,100	9,163,564

		$31,403,104

Air Freight & Logistics — 0.5%
FedEx Corp.	50,000	$4,515,000

		$4,515,000

Biotechnology — 1.5%
Celgene Corp.(1)	78,192	$5,353,024
Gilead Sciences, Inc.(1)	150,000	8,149,500

		$13,502,524

Capital Markets — 1.9%
Ameriprise Financial, Inc.	90,000	$4,654,800
Goldman Sachs Group, Inc. (The)	72,400	7,305,160
State Street Corp.	135,000	5,451,300

		$17,411,260

Chemicals — 1.2%
Air Products and Chemicals, Inc.	60,000	$4,825,800
LyondellBasell Industries NV, Class A	130,000	5,788,900

		$10,614,700

Commercial Banks — 7.4%
Fifth Third Bancorp	350,000	$4,837,000
KeyCorp	735,000	5,865,300
PNC Financial Services Group, Inc.	193,900	11,459,490
Regions Financial Corp.	1,125,000	7,830,000
U.S. Bancorp	290,000	9,715,000
Wells Fargo & Co.	790,000	26,709,900

		$66,416,690

Computers & Peripherals — 3.0%
Apple, Inc.(1)	44,500	$27,178,820

		$27,178,820

Consumer Finance — 2.3%
American Express Co.	360,000	$20,775,600

		$20,775,600

Diversified Financial Services — 3.3%
Citigroup, Inc.	250,000	$6,782,500
JPMorgan Chase & Co.	645,000	23,220,000

		$30,002,500

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	350,000	$13,272,000
CenturyLink, Inc.	245,000	10,177,300

		$23,449,300

1

Security	Shares	Value
Electric Utilities — 2.4%
American Electric Power Co., Inc.	225,000	$9,504,000
NextEra Energy, Inc.	175,000	12,407,500

		$21,911,500

Energy Equipment & Services — 2.0%
National Oilwell Varco, Inc.	150,000	$10,845,000
Schlumberger, Ltd.	100,000	7,126,000

		$17,971,000

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	450,000	$20,362,500

		$20,362,500

Food Products — 3.2%
Kraft Foods, Inc., Class A	325,000	$12,905,750
Nestle SA	145,000	8,908,249
Unilever NV - NY Shares	210,000	7,276,500

		$29,090,499

Health Care Equipment & Supplies — 1.1%
Covidien PLC	175,000	$9,779,000

		$9,779,000

Health Care Providers & Services — 2.3%
Humana, Inc.	90,000	$5,544,000
UnitedHealth Group, Inc.	300,000	15,327,000

		$20,871,000

Industrial Conglomerates — 3.4%
General Electric Co.	1,250,000	$25,937,500
Tyco International, Ltd.	90,000	4,944,600

		$30,882,100

Insurance — 4.8%
ACE, Ltd.	110,000	$8,085,000
MetLife, Inc.	256,200	7,883,274
Prudential Financial, Inc.	144,600	6,981,288
Travelers Companies, Inc. (The)	195,000	12,216,750
XL Group PLC	375,000	7,743,750

		$42,910,062

Internet Software & Services — 0.7%
Google, Inc., Class A(1)	10,000	$6,329,700

		$6,329,700

IT Services — 1.8%
International Business Machines Corp.	85,000	$16,658,300

		$16,658,300

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	105,000	$5,845,350

		$5,845,350

Machinery — 0.9%
Eaton Corp.(2)	175,000	$7,672,000

		$7,672,000

2

Security	Shares	Value
Media — 4.0%
Comcast Corp., Class A	300,000	$9,765,000
Time Warner, Inc.	135,000	5,281,200
Walt Disney Co. (The)	420,000	20,638,800

		$35,685,000

Metals & Mining — 1.5%
BHP Billiton, Ltd. ADR	100,000	$6,634,000
Freeport-McMoRan Copper & Gold, Inc.	200,000	6,734,000

		$13,368,000

Multi-Utilities — 3.6%
National Grid PLC	900,000	$9,335,519
PG&E Corp.	150,000	6,924,000
Sempra Energy	225,000	15,842,250

		$32,101,769

Multiline Retail — 2.1%
Macy’s, Inc.	200,000	$7,168,000
Target Corp.	200,000	12,130,000

		$19,298,000

Oil, Gas & Consumable Fuels — 13.8%
Apache Corp.	69,300	$5,968,116
Chevron Corp.	245,000	26,847,100
ConocoPhillips	313,700	17,077,828
EOG Resources, Inc.	50,000	4,900,500
Exxon Mobil Corp.	312,500	27,140,625
Marathon Petroleum Corp.	115,000	5,439,500
Occidental Petroleum Corp.	258,000	22,453,740
Peabody Energy Corp.	200,000	4,176,000
Phillips 66	275,000	10,340,000

		$124,343,409

Pharmaceuticals — 8.1%
Johnson & Johnson	280,000	$19,381,600
Merck & Co., Inc.	580,000	25,618,600
Pfizer, Inc.	1,150,000	27,646,000

		$72,646,200

Real Estate Investment Trusts (REITs) — 3.9%
AvalonBay Communities, Inc.	70,000	$10,296,300
Boston Properties, Inc.	95,000	10,535,500
Public Storage, Inc.	32,000	4,766,400
Simon Property Group, Inc.	60,000	9,629,400

		$35,227,600

Road & Rail — 1.7%
Union Pacific Corp.	125,000	$15,326,250

		$15,326,250

Software — 2.4%
Microsoft Corp.	465,100	$13,706,497
Oracle Corp.	250,000	7,550,000

		$21,256,497

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc.(1)	75,000	$4,571,250

		$4,571,250

3

Security	Shares	Value
Tobacco — 1.3%
Philip Morris International, Inc.	125,000	$11,430,000

		$11,430,000

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B	125,000	$4,901,250
Vodafone Group PLC ADR	225,000	6,468,750

		$11,370,000

Total Common Stocks (identified cost $612,491,572)		$872,176,484

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$7,875	$7,875,000
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	26,866	26,866,180

Total Short-Term Investments (identified cost $34,741,180)		$34,741,180

Total Investments — 100.8% (identified cost $647,232,752)		$906,917,664

Other Assets, Less Liabilities — (0.8)%		$(6,932,967)

Net Assets — 100.0%		$899,984,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2012, the Portfolio loaned securities having a market value of $7,672,000 and received $7,875,000 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 were $8,776 and $13,739, respectively.

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$651,814,930

Gross unrealized appreciation	$256,418,844
Gross unrealized depreciation	(1,316,110)

Net unrealized appreciation	$255,102,734

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$59,554,250	$—		$—	$59,554,250
Consumer Staples	51,974,750	8,908,249		—	60,882,999
Energy	142,314,409	—		—	142,314,409
Financials	212,743,712	—		—	212,743,712
Health Care	122,644,074	—		—	122,644,074
Industrials	89,798,454	—		—	89,798,454
Information Technology	71,423,317	—		—	71,423,317
Materials	23,982,700	—		—	23,982,700
Telecommunication Services	34,819,300	—		—	34,819,300
Utilities	44,677,750	9,335,519		—	54,013,269
Total Common Stocks	$853,932,716	$18,243,768	*	$—	$872,176,484
Short-Term Investments	$—	$34,741,180		$—	$34,741,180
Total Investments	$853,932,716	$52,984,948		$—	$906,917,664

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using

Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

U.S. Government Money Market Fund

July 31, 2012

Portfolio of Investments (Unaudited)

U.S. Government Agency Obligations — 65.1%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
0.222%, 2/21/13(1)	$1,250	$1,250,000
0.262%, 3/6/13(1)	1,000	1,000,087
0.19%, 6/20/13(1)	5,000	4,999,336

		$7,249,423

Federal Home Loan Bank:
0.216%, 9/4/12(1)	$2,500	$2,499,931
0.25%, 9/19/12(1)	2,500	2,499,966
0.28%, 6/10/13	1,250	1,250,000
Discount Note, 0.09%, 8/1/12	2,000	2,000,000
Discount Note, 0.11%, 8/3/12	808	807,995
Discount Note, 0.125%, 8/10/12	2,500	2,499,922
Discount Note, 0.11%, 8/14/12	2,500	2,499,901
Discount Note, 0.11%, 8/15/12	5,225	5,224,776
Discount Note, 0.12%, 9/5/12	2,516	2,515,706
Discount Note, 0.13%, 9/17/12	704	703,881
Discount Note, 0.13%, 10/3/12	5,000	4,998,862
Discount Note, 0.125%, 10/5/12	1,739	1,738,608
Discount Note, 0.15%, 10/12/12	461	460,862
Discount Note, 0.13%, 10/17/12	4,635	4,633,711
Discount Note, 0.13%, 10/24/12	2,576	2,575,219

		$36,909,340

Federal Home Loan Mortgage Corp.:
0.32%, 1/10/13(1)	$500	$500,323
0.31%, 1/24/13(1)	3,850	3,851,875
Discount Note, 0.11%, 8/6/12	1,050	1,049,984
Discount Note, 0.09%, 8/7/12	544	543,992
Discount Note, 0.11%, 8/10/12	1,479	1,478,959
Discount Note, 0.12%, 8/14/12	750	749,968
Discount Note, 0.11%, 8/20/12	2,500	2,499,855
Discount Note, 0.11%, 8/27/12	1,166	1,165,907
Discount Note, 0.14%, 10/2/12	366	365,912
Discount Note, 0.13%, 10/9/12	3,750	3,749,066
Discount Note, 0.13%, 10/15/12	2,500	2,499,323
Discount Note, 0.135%, 10/16/12	1,877	1,876,465
Discount Note, 0.15%, 11/2/12	500	499,806
Discount Note, 0.15%, 11/26/12	1,975	1,974,037

		$22,805,472

Federal National Mortgage Association:
0.36%, 9/13/12(1)	$2,500	$2,500,298
0.33%, 11/23/12(1)	1,200	1,200,417
Discount Note, 0.125%, 8/1/12	1,500	1,500,000
Discount Note, 0.13%, 8/22/12	1,500	1,499,886
Discount Note, 0.14%, 8/29/12	3,200	3,199,651
Discount Note, 0.11%, 10/1/12	458	457,915
Discount Note, 0.175%, 12/19/12	3,238	3,235,796

		$13,593,963

Total U.S. Government Agency Obligations (amortized cost $80,558,198)		$80,558,198

1

Eaton Vance

U.S. Government Money Market Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 35.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.09%, 8/2/12	$1,750	$1,749,996
U.S. Treasury Bill, 0.10%, 8/2/12	400	399,999
U.S. Treasury Bill, 0.09%, 8/9/12	1,324	1,323,974
U.S. Treasury Bill, 0.11%, 8/9/12	650	649,984
U.S. Treasury Bill, 0.12%, 8/9/12	406	405,989
U.S. Treasury Bill, 0.09%, 8/16/12	1,000	999,961
U.S. Treasury Bill, 0.11%, 8/16/12	2,100	2,099,904
U.S. Treasury Bill, 0.10%, 8/23/12	944	943,943
U.S. Treasury Bill, 0.10%, 8/23/12	1,222	1,221,923
U.S. Treasury Bill, 0.13%, 8/30/12	1,339	1,338,866
U.S. Treasury Bill, 0.14%, 8/30/12	806	805,912
U.S. Treasury Bill, 0.14%, 8/30/12	446	445,951
U.S. Treasury Bill, 0.11%, 9/6/12	1,430	1,429,844
U.S. Treasury Bill, 0.13%, 9/6/12	1,070	1,069,862
U.S. Treasury Bill, 0.14%, 9/13/12	2,500	2,499,578
U.S. Treasury Bill, 0.10%, 9/20/12	2,190	2,189,688
U.S. Treasury Bill, 0.11%, 10/4/12	1,250	1,249,747
U.S. Treasury Bill, 0.13%, 10/4/12	1,250	1,249,713
U.S. Treasury Bill, 0.11%, 10/11/12	2,500	2,499,482
U.S. Treasury Bill, 0.13%, 10/18/12	1,224	1,223,654
U.S. Treasury Bill, 0.14%, 10/18/12	889	888,723
U.S. Treasury Bill, 0.13%, 10/25/12	1,100	1,099,653
U.S. Treasury Bill, 0.13%, 10/25/12	900	899,715
U.S. Treasury Bill, 0.11%, 11/8/12	2,195	2,194,333
U.S. Treasury Bill, 0.11%, 11/15/12	1,562	1,561,478
U.S. Treasury Bill, 0.14%, 1/3/13	2,500	2,498,498
U.S. Treasury Bill, 0.14%, 1/10/13	2,500	2,498,425
U.S. Treasury Bill, 0.14%, 1/17/13	1,320	1,319,136
U.S. Treasury Bill, 0.14%, 1/24/13	2,003	2,001,639
U.S. Treasury Note, 0.38%, 10/31/12	2,775	2,776,745

Total U.S. Treasury Obligations (amortized cost $43,536,315)		$43,536,315

Total Investments — 100.3% (amortized cost $124,094,513)(2)		$124,094,513

Other Assets, Less Liabilities — (0.3)%		$(325,905)

Net Assets — 100.0%		$123,768,608

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.
(2)	Cost for federal income taxes is the same.

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$80,558,198	$—	$80,558,198
U.S. Treasury Obligations	—	43,536,315	—	43,536,315
Total	$—	$124,094,513	$—	$124,094,513

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer

Date:	September 24, 2012